1933 Act Registration No. 333-34568

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-14AE

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

             [ ] Pre-Effective               [X] Post-Effective
                 Amendment No.                   Amendment No. 1


                             EVERGREEN EQUITY TRUST
                       (Evergreen Income and Growth Fund)
               [Exact Name of Registrant as Specified in Charter)

                 Area Code and Telephone Number: (617) 210-3200

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                       -----------------------------------
                    (Address of Principal Executive Offices)

                              Beth K. Werths, Esq.
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                    -----------------------------------------
                     (Name and Address of Agent for Service)

                        Copies of All Correspondence to:
                             Robert N. Hickey, Esq.
                Sullivan & Worcester LLP 1025 Connecticut Avenue,
                                      N.W.
                             Washington, D.C. 20036


It is proposed that this filing will become effective:
[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           [LOGO OF EVERGREEN FUNDS]

                          EVERGREEN EQUITY INCOME FUND
                              200 Berkeley Street
                                Boston, MA 02116
May 26, 2000

Dear Shareholder,

  As a shareholder of Evergreen Equity Income Fund ("Equity Income Fund"), you are invited to vote on a proposal to merge Equity Income Fund into Evergreen Income and Growth Fund ("Income and Growth Fund"), another mutual fund within the Evergreen Family of Funds. The Board of Trustees of Evergreen Equity Trust has approved the merger and recommends that you vote FOR this proposal.

  If approved by shareholders, this is how the merger will work:

  . Your Fund will transfer its assets and liabilities to Income and Growth
    Fund.

  . Income and Growth Fund will issue new shares that will be distributed to you in an amount equal to the value of your Equity Income Fund shares. You will receive Class A, Class B, Class C or Class Y shares of Income and Growth Fund, depending on the class of shares of Equity Income Fund you currently hold. Although the number of shares you hold may change, the total value of your investment will not change as a result of the merger.

  . You will not incur any sales loads or similar transaction charges as a result of the merger.

  Immediately following the merger, Income and Growth Fund will change its name to "Evergreen Equity Income Fund."

  The merger is intended to be tax free for federal income tax purposes. Details about Income and Growth Fund's investment objective, portfolio management team, performance, etc. along with additional information about the proposed merger, are contained in the attached prospectus/proxy statement. Please take the time to familiarize yourself with this information. Votes on the proposal will be cast at a special meeting of Equity Income Fund's shareholders to be held on July 14, 2000. Although you are welcome to attend the meeting in person, you do not need to do so in order to vote your shares. If you do not expect to attend the meeting, please complete, date, sign and return the enclosed proxy card in the enclosed postage paid envelope, or vote via one of the other methods mentioned below. Instructions on how to vote are included at the end of the prospectus/proxy statement.

  If you have any questions about the proposal or the proxy card, please call Shareholder Communications Corporation, our proxy solicitor, at 800-645-8640. You may record your vote by telephone, FAX your completed and signed proxy card (both front and back sides) or vote on the Internet by following the voting instructions as outlined on your proxy card. If the Fund does not receive a sufficient number of votes in favor of the merger, you may receive a telephone call from Shareholder Communications Corporation requesting your vote. The expenses of the merger, including the costs of soliciting proxies, will be paid by First Union National Bank.

  Thank you for taking this matter seriously and participating in this important process.

                                          Sincerely,

                                          /s/ William M. Ennis

                                          William M. Ennis
                                          President
                                          Evergreen Funds

                         EVERGREEN EQUITY INCOME FUND
                              200 Berkeley Street
                          Boston, Massachusetts 02116

                               ----------------

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                               ----------------

                          TO BE HELD ON JULY 14, 2000

  Notice is hereby given that a Special Meeting (the "Meeting") of Shareholders of Evergreen Equity Income Fund ("Equity Income Fund"), a series of Evergreen Equity Trust, will be held at the offices of the Evergreen Funds, 26th Floor, 200 Berkeley Street, Boston, Massachusetts 02116 on July 14, 2000, at 2:00 p.m. for the following purposes:

    1. To consider and act upon the Agreement and Plan of Reorganization (the "Plan") dated as of April 30, 2000, providing for the acquisition of all the assets of Equity Income Fund by Evergreen Income and Growth Fund ("Income and Growth Fund"), a series of Evergreen Equity Trust, in exchange for shares of Income and Growth Fund and the assumption by Income and Growth Fund of the identified liabilities of Equity Income Fund. The Plan also provides for distribution of these shares of Income and Growth Fund to shareholders of Equity Income Fund in liquidation and subsequent termination of Equity Income Fund. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Equity Income Fund.

    2. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.

  On behalf of Equity Income Fund, the Trustees of Evergreen Equity Trust have fixed the close of business on April 28, 2000 as the record date for the determination of shareholders of the Fund entitled to notice of and to vote at the Meeting or any adjournment thereof.

  IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED TO SIGN WITHOUT DELAY AND RETURN THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                                          By order of the Board of Trustees

                                          William M. Ennis
                                          President

May 26, 2000

                  INFORMATION RELATING TO THE PROPOSED MERGER

                                       of

                          EVERGREEN EQUITY INCOME FUND

                                      into

                        EVERGREEN INCOME AND GROWTH FUND

  This prospectus/proxy statement contains the information you should know before voting on the proposed merger ("Merger") of your Fund into Evergreen Income and Growth Fund ("Income and Growth Fund"). If approved, the Merger will result in your receiving shares of Income and Growth Fund in exchange for your shares of Evergreen Equity Income Fund ("Equity Income Fund"). The investment objectives of both Funds are similar. The investment objectives of Equity Income Fund are to seek primarily current income and secondarily capital growth. The investment objective of Income and Growth Fund is to seek current income and capital growth in the value of its shares.

  Please read this prospectus/proxy statement carefully and retain it for future reference. Additional information concerning each Fund and the Merger is contained in the documents described in the box below, all of which have been filed with the Securities and Exchange Commission ("SEC").

                 MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE

 See:                                    How to get these documents:

 Prospectus for both Funds, dated        The Funds make all of these
 December 1, 1999, with supplement       documents available to you free of
 dated February 1, 2000, which           charge if you:
 accompany this prospectus/proxy         . Call 800-645-8640, or
 statement.                              . Write the Funds at 200 Berkeley
                                           Street, Boston, Massachusetts
 Statement of additional information       02116.
 for both Funds, dated December 1,
 1999.                                   You can also obtain any of these
                                         documents for a fee from the SEC if
 Annual report for both Funds, dated     you:
 July 31, 1999.
                                         . Call the SEC at 800-SEC-0330,
 Semi-annual report for both Funds,
 dated January 31, 2000.                 Or for free if you:
                                         . Go to the SEC Website
 Statement of additional information,      (http://www.sec.gov).
 dated May 26, 2000, which relates to
 this prospectus/proxy statement and     To ask questions about this
 the Merger.                             prospectus/proxy statement:
                                         . Call 800-645-8640, or
                                         . Write to the Funds at 200 Berkeley
                                           Street, Boston, Massachusetts
                                           02116.

Information relating to the Funds contained in the Funds' semi-annual report, annual report, prospectus and statement of additional information, as well as the statement of additional information relating to this prospectus/proxy statement, is incorporated by reference into this prospectus/proxy statement. This means that such information is legally considered to be part of this document.

The Securities and Exchange Commission has not determined that the information in this prospectus/proxy statement is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

The shares offered by this prospectus/proxy statement are not deposits of a bank, and are not insured, endorsed or guaranteed by the FDIC or any government agency and involve investment risk, including possible loss of your original investment.

 The address of both Funds is 200 Berkeley Street, Boston, Massachusetts 02116
                           (Telephone: 800-343-2898).

                 PROSPECTUS/PROXY STATEMENT DATED MAY 26, 2000

                               TABLE OF CONTENTS

SUMMARY....................................................................   3
  What are the key features of the Merger?.................................   3
  After the Merger, what class of shares of Income and Growth Fund will I
   own?....................................................................   3
  How do the Funds' investment objectives, principal investment strategies
   and risks compare?......................................................   4
  How do the Funds' sales charges and expenses compare? Will I be able to
   buy, sell and exchange shares the same way?.............................   5
  How do the Funds' performance records compare?...........................   8
  Who will be the Investment Advisor and Portfolio Manager of my Fund after
   the Merger? What will the advisory fee be after the Merger?.............   9
  What will be the primary federal tax consequences of the Merger?.........  10
RISKS......................................................................  11

  What are the primary risks of investing in each Fund?....................  11
  Are there any other risks of investing in each Fund?.....................  13

MERGER INFORMATION.........................................................  13
  Reasons for the Merger...................................................  13
  Agreement and Plan of Reorganization.....................................  14
  Federal Income Tax Consequences..........................................  16
  Pro Forma Capitalization.................................................  17
  Distribution of Shares...................................................  17
  Purchase and Redemption Procedures.......................................  19
  Exchange Privileges......................................................  19
  Dividend Policy..........................................................  19
INFORMATION ON SHAREHOLDERS' RIGHTS........................................  20
  Form of Organization.....................................................  20
  Capitalization...........................................................  20
  Shareholder Liability....................................................  20
  Shareholder Meetings and Voting Rights...................................  20
  Liquidation..............................................................  21
  Liability and Indemnification of Trustees................................  21
VOTING INFORMATION CONCERNING THE MEETING..................................  21
  Shareholder information..................................................  23
FINANCIAL STATEMENTS AND EXPERTS...........................................  25
LEGAL MATTERS..............................................................  25
ADDITIONAL INFORMATION.....................................................  25
OTHER BUSINESS.............................................................  25

INSTRUCTIONS FOR EXECUTING PROXY CARDS.....................................  26

OTHER WAYS TO VOTE YOUR PROXY..............................................  26
EXHIBIT A.................................................................. A-1
EXHIBIT B.................................................................. B-1

                                    SUMMARY

  This section summarizes the primary features and consequences of the Merger. This summary is qualified in its entirety by reference to the additional information contained elsewhere in this prospectus/proxy statement, each Fund's prospectus and statement of additional information and in the Agreement and Plan of Reorganization.

   What are the key features of the Merger?

  The Agreement and Plan of Reorganization (the "Plan") sets forth the key features of the Merger. For a complete description of the Merger, see the Plan, attached as Exhibit A to this prospectus/proxy statement. The Plan generally provides for the following:

 . the transfer of all of the assets of Equity Income Fund in exchange for shares of Income and Growth Fund.

 . the assumption by Income and Growth Fund of the identified liabilities of Equity Income Fund. (The identified liabilities consist only of those liabilities reflected on Equity Income Fund's statement of assets and liabilities determined immediately preceding the Merger.)

 . the liquidation of Equity Income Fund by distributing the shares of Income and Growth Fund to Equity Income Fund's shareholders.

  The Merger is scheduled to take place on or about July 24, 2000. Immediately following the Merger, Income and Growth Fund will change its name to "Evergreen Equity Income Fund."

   After the Merger, what class of shares of Income and Growth Fund will I own?

 If you own this class of shares of   You will get this class of shares of
 Equity Income Fund:                  Income and Growth Fund:
  Class A                             Class A
  Class B                             Class B
  Class C                             Class C
  Class Y                             Class Y

  The new shares you receive will have the same total value as your Equity Income Fund shares as of the close of business on the day immediately prior to the Merger.

  The Trustees of Evergreen Equity Trust, including the Trustees who are not "interested persons" (the "Independent Trustees"), as such term is defined in the Investment Company Act of 1940 (the "1940 Act"), have concluded that the Merger would be in the best interest of Equity Income Fund's shareholders, and that their interest will not be diluted as a result of the Merger. Accordingly, the Trustees have submitted the Plan for the approval of Equity Income Fund's shareholders. The Trustees of Evergreen Equity Trust have also approved the Plan on behalf of Income and Growth Fund.

   How do the Funds' investment objectives, principal investment strategies and risks compare?

  The following table highlights the comparison between the Funds with respect to their investment objectives and principal investment strategies as set forth in each Fund's prospectus and statement of additional information:

                           Equity Income Fund         Income and Growth Fund
--------------------------------------------------------------------------------
 INVESTMENT OBJECTIVES     To seek primarily          To seek current income
                           current income and         and capital growth in
                           secondarily capital        the value of its shares.
                           growth.
--------------------------------------------------------------------------------
 PRINCIPAL INVESTMENT
 STRATEGIES                . The portfolio manager    . Invests primarily in
                             attempts to construct      common stocks and
                             a portfolio offering a     securities
                             high income stream and     convertible into
                             low price fluctuation.     common stocks across
                           . Invests at least 65%       all market
                             of its total assets in     capitalizations that
                             common stocks of           pay a yield higher
                             large, established         than the average
                             companies (above $5        yield of companies in
                             billion in market          the S&P 500 Index.
                             capitalization) with a   . May invest up to 25%
                             history of dividend        of its total assets
                             payments.                  in investment grade,
                           . May invest up to 35%       fixed-income
                             of its total assets in     securities including
                             bonds including lower      bonds and convertible
                             quality credit bonds       debt securities.
                             (junk bonds).            . May invest up to 50%
                           . May invest up to 50%       of its total assets
                             of its total assets in     in foreign
                             foreign securities.        securities.
                           . Invests generally in     . Invests in both value
                             stocks believed to be      and growth
                             undervalued and which      securities. "Value"
                             exhibit positive           securities are
                             trends in operations       securities that the
                             and earnings               Fund's portfolio
                             expectations.              managers believe are
                                                        undervalued. "Growth"
                                                        securities are
                                                        securities of
                                                        companies which the
                                                        Fund's portfolio
                                                        managers believe have
                                                        anticipated earnings
                                                        ranging from steady
                                                        to accelerated
                                                        growth.
--------------------------------------------------------------------------------
  Each Fund may invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategies and investment goals, and if employed could result in lower returns and loss of market opportunity.

  The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in each Fund's prospectus and statement of additional information.

  A portion of the securities held by Equity Income Fund may be disposed of in connection with the Merger and this could result in additional portfolio transaction costs to the Funds and capital gains to shareholders.

  A principal risk of investing in each of the Funds is stock market risk (when economic growth slows, or interest or inflation rates increase, equity securities held by the Funds tend to decline in value and may cause a decrease in dividends paid). Both Funds are also subject to market capitalization risk (investments primarily in one category may decline in value if that category falls out of favor). Both Funds are subject to investment style risk (certain styles such as growth or value also may fall out of favor causing securities held by the Funds to decline). Both Funds are also subject to interest rate risk (when interest rates rise, the value of debt securities held by the Funds tends to decline). Both Funds are subject to credit risk (the issuers of the securities in which the Funds invest will be unable to repay principal and pay interest on the securities held by a Fund either at all or on time). Because Equity Income Fund can invest in below investment grade securities, it is subject to increased credit risk. Both Funds are also subject to foreign investment risk (political turmoil, economic instability and currency exchange fluctuations could adversely affect the value of foreign securities held by the Funds). For a detailed comparison of the Funds' risks, see the section entitled "Risks" below.

   How do the Funds' sales charges and expenses compare? Will I be able to buy, sell and exchange shares the same way?

  The sales charges for the comparable classes of both Funds are the same. Both Funds offer four classes of shares. You will not pay a sales charge in connection with the Merger. The procedures for buying, selling and exchanging shares of the Funds are identical. For more information, see "Purchase and Redemption Procedures" and "Exchange Privileges" below.

  The following tables allow you to compare the sales charges and expenses of the two Funds. The table entitled "Income and Growth Fund Pro Forma" also shows you what the sales charges and expenses are estimated to be assuming the Merger takes place.

Shareholder Fees (fees paid directly from your investment)

--------------------------------------------------------------------------------
Equity Income Fund
--------------------------------------------------------------------------------

 Shareholder              Class A     Class B      Class C      Class Y
 Transaction
 Expenses

 Maximum sales charge
  imposed on purchases
  (as a % of offering
  price)                    4.75%        None         None          None

 Maximum deferred sales
  charge (as a % of
  either the redemption
  amount or initial
  investment whichever
  is lower)                  None*       5.00%       2.00%**        None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Income and Growth Fund
--------------------------------------------------------------------------------
 Shareholder               Class A     Class B       Class C     Class Y
 Transaction
 Expenses

 Maximum sales charge
  imposed on purchases
  (as a % of offering
   price)                    4.75%        None          None        None

 Maximum deferred sales
  charge (as a % of
  either the redemption
  amount or initial
  investment whichever
  is lower)                  None*       5.00%       2.00%**        None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Income and Growth Fund
Pro Forma

--------------------------------------------------------------------------------
Shareholder                Class A     Class B       Class C     Class Y
Transaction
Expenses

 Maximum sales charge
  imposed on purchases
  (as a % of offering
  price)                     4.75%        None          None        None

 Maximum deferred sales
  charge (as a % of
  either the redemption
  amount or initial
  investment whichever
  is lower)                  None*       5.00%       2.00%**        None
--------------------------------------------------------------------------------

* Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge ("CDSC") of 1.00% upon redemption within one year after the month of purchase.

** Class C Shares purchased prior to February 1, 2000 are subject to the CDSC schedule in place at that time, which included a CDSC of 1.00%.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------
 Equity Income Fund

 (based on expenses for the fiscal year ended
 July 31, 1999 which have been restated to reflect current contractual rates as of January 3, 2000)

--------------------------------------------------------------------------------

                                       Total
                                       Fund
           Management 12b-1  Other   Operating
              Fees    Fees  Expenses Expenses
 Class A     0.54%    0.25%  0.39%     1.18%
 Class B     0.54%    1.00%  0.39%     1.93%
 Class C     0.54%    1.00%  0.39%     1.93%
 Class Y     0.54%    0.00%  0.39%     0.93%

--------------------------------------------------------------------------------
Income and Growth Fund

(based on expenses for the fiscal
year ended July 31, 1999 which have
been restated to reflect current
contractual rates as of January 3,
2000)

--------------------------------------------------------------------------------

                                       Total
                                       Fund
           Management 12b-1  Other   Operating
              Fees    Fees  Expenses Expenses
 Class A     0.89%    0.25%  0.32%     1.46%
 Class B     0.89%    1.00%  0.32%     2.21%
 Class C     0.89%    1.00%  0.32%     2.21%
 Class Y     0.89%    0.00%  0.32%     1.21%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Income and Growth Fund Pro Forma
(based on what the estimated combined
expenses of Income and Growth Fund
would have been for the 12 months
ended January 31, 2000)*

--------------------------------------------------------------------------------

                                    Total Fund
          Management  12b-1  Other  Operating
             Fees     Fees Expenses Expenses**
 Class A     0.85%    0.25%  0.33%     1.43%
 Class B     0.85%    1.00%  0.33%     2.18%
 Class C     0.85%    1.00%  0.33%     2.18%
 Class Y     0.85%    0.00%  0.33%     1.18%

--------------------------------------------------------------------------------

* The expenses reflect contractual rate changes made on January 3, 2000. At that time, the advisory fee was reduced in order to offset an increase in the Fund's administrative services fee.


** From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. If the Merger takes place, the Fund's investment advisor has agreed to waive the management fee and/or reimburse expenses for a period of two years beginning in July 2000 in order to limit Total Fund Operating Expenses to 1.42% for Class A, 2.17% for Class B, 2.17% for Class C and 1.17% for Class Y.

  The table below shows examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in Equity Income Fund versus Income and Growth Fund and for Income and Growth Fund pro forma, assuming the Merger takes place, and is for illustration only. The example assumes a 5% average annual return, the imposition of the maximum sales charge (if any) and that you reinvest all of your dividends. Your actual costs may be higher or lower. For Class C shares of Income and Growth Fund pro forma, the maximum 2% CDSC has been applied rather than the maximum 1% CDSC which will be applicable with regard to Class C shares of Equity Income Fund purchased before February 1, 2000 and exchanged for Class C shares of Income and Growth Fund.

Example of Fund Expenses

     ----------------------------------------------------------------------------
                               Equity Income Fund
     ----------------------------------------------------------------------------
                                                                 Assuming No
                        Assuming Redemption at End of Period      Redemption
     ----------------------------------------------------------------------------
                        Class A   Class B   Class C   Class Y   Class B   Class C
      After 1 year        $590      $696      $396       $95      $196      $196
      After 3 years       $832      $906      $606      $296      $606      $606
      After 5 years     $1,093    $1,242    $1,042      $515    $1,042    $1,042
      After 10 years    $1,839    $1,968    $2,254    $1,143    $1,968    $2,254
     ----------------------------------------------------------------------------

     ----------------------------------------------------------------------------
                            Income and Growth Fund
     ----------------------------------------------------------------------------
                                                                  Assuming No
                        Assuming Redemption at End of Period      Redemption
     ----------------------------------------------------------------------------
                        Class A   Class B   Class C   Class Y   Class B   Class C
      After 1 year        $617      $724      $424      $123      $224      $224
      After 3 years       $915      $991      $691      $384      $691      $691
      After 5 years     $1,235    $1,385    $1,185      $665    $1,185    $1,185
      After 10 years    $2,138    $2,266    $2,544    $1,466    $2,266    $2,544
     ----------------------------------------------------------------------------


     ----------------------------------------------------------------------------
                        Income and Growth Fund Pro Forma
     ----------------------------------------------------------------------------
                                                                   Assuming No
                        Assuming Redemption at End of Period       Redemption
     ----------------------------------------------------------------------------
                        Class A   Class B   Class C   Class Y   Class B   Class C
      After 1 year        $614      $721      $421      $120      $221      $221
      After 3 years       $906      $982      $682      $375      $682      $682
      After 5 years     $1,219    $1,370    $1,170      $649    $1,170    $1,170
      After 10 years    $2,107    $2,234    $2,513    $1,432    $2,234    $2,513
     ----------------------------------------------------------------------------

   How do the Funds' performance records compare?

  The following charts show how each Fund has performed in the past. Past performance is not an indication of future results.

Year-by-Year Total Return (%)

  The chart below shows the percentage gain or loss for Equity Income Fund's Class A shares and for Income and Growth Fund's Class Y shares in each of the past ten calendar years. For each Fund the class shown is the oldest class. The chart should give you a general idea of the risks of investing in each Fund by showing how each Fund's return has varied from year-to-year. The expenses of Equity Income Fund's Class A shares are higher than the expenses of Income and Growth Fund's Class Y shares due to the difference in Rule 12b-1 fees (Rule 12b-1 fees paid by Class A are 0.25%; Class Y does not pay any 12b-1 fees). If the performance of Equity Income Fund's Class Y shares were shown on the chart for the same periods as that for the Fund's Class A shares, performance would have been higher. This chart includes the effects of Fund expenses, but not sales charges. Returns would be lower for Equity Income Fund's Class A shares if sales charges were included. Class Y shares of Income and Growth Fund are not subject to any sales charges.

Equity Income Fund (Class A)            Income and Growth Fund (Class Y)

        [GRAPH]                                      [GRAPH]

   1990        (2.31)%                         1990        (6.30)%
   1991         25.19%                         1991         22.99%
   1992          4.72%                         1992         10.03%
   1993         12.82%                         1993         12.92%
   1994        (3.98)%                         1994        (6.42)%
   1995         29.51%                         1995         23.86%
   1996         26.99%                         1996         12.89%
   1997         24.07%                         1997         25.58%
   1998         13.92%                         1998        (0.79)%
   1999        (1.16)%                         1999         16.37%

Best Quarter: 4th Quarter 1998 +13.53% Best Quarter: 2nd Quarter 1999 +14.50% Worst Quarter: 3rd Quarter 1998 - 9.55% Worst Quarter: 3rd Quarter 1998 -11.55%

Year to date total return through       Year to date total return through
3/31/2000 is +0.46%.                    3/31/2000 is -0.80%.

  The next table lists each Fund's average annual total return over the past one, five and ten years and since inception (through 12/31/1999), including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with an index. At the bottom of the table you can compare Equity Income Fund's performance with the S&P 500 Index ("S&P 500") and the Lehman Brothers Aggregate Bond Index ("LBABI"), and Income and Growth Fund's performance with the Wilshire 5000 Index ("Wilshire 5000"). The S&P 500 Index is a market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The LBABI is an unmanaged fixed income index covering the U.S. investment grade fixed-rate bond market, including U.S. government and U.S. government agency securities, corporate securities, and asset-backed securities. The Wilshire 5000 Index is an unmanaged market value-weighted index measuring the performance of all U.S.- headquartered equity securities with readily available price data. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/1999)

-------------------------------------------------------------------------------
                              Equity Income Fund*
-------------------------------------------------------------------------------
             Inception                             Performance
              Date of                                 Since
               Class     1 year   5 year   10 year  4/14/1987

Class A      4/14/1987   -5.87%   16.95%    11.75%    11.48%
Class B       2/1/1993   -5.96%   16.95%    11.68%    11.43%
Class C       2/1/1993   -2.67%   17.20%    11.69%    11.44%
Class Y      1/13/1997   -0.90%   18.19%    12.33%    11.95%
S&P 500                  21.04%   28.56%    18.21%    16.61%
LBABI                    -0.82%    7.73%     7.70%     7.85%

-------------------------------------------------------------------------------
                           Income and Growth Fund**
-------------------------------------------------------------------------------
                 Inception                             Performance
                  Date of                                 Since
                   Class     1 year   5 year   10 year  8/31/1978

Class A           1/3/1995   10.60%   13.81%    9.85%    13.74%
Class B           1/3/1995   10.24%   13.85%    9.98%    13.81%
Class C           1/3/1995   14.24%   14.07%    9.98%    13.80%
Class Y          8/31/1978   16.37%   15.18%   10.51%    14.06%
Wilshire 5000                23.56%   27.06%   17.59%    12.86%

* Historical performance shown for Classes B, C, and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. The 12b-1 fee for Class A is 0.25%, for Class B is 1.00% and for Class C is 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Class B and Class C would have been lower while returns for Class Y would have been higher.
** Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B and C have not been adjusted to reflect the effect of each Class' 12b-1 fees. The 12b-1 fee for Class A is 0.25%, for Class B is 1.00% and for Class C is 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

  For a detailed discussion of the manner of calculating total return, please see each Fund's statement of additional information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date.

  Important information about Income and Growth Fund is also contained in management's discussion of Income and Growth Fund's performance, attached as Exhibit B to this prospectus/proxy statement. This information also appears in Income and Growth Fund's most recent Annual Report.

   Who will be the Investment Advisor and Portfolio Manager of my Fund after the Merger? What will the advisory fee be after the Merger?

Management of the Funds

  The overall management of Income and Growth Fund and Equity Income Fund is the responsibility of, and is supervised by, the Board of Trustees of Evergreen Equity Trust.

Investment Advisor

  Evergreen Asset Management Corp. ("EAMC") is the investment advisor to Income and Growth Fund.

  Facts about EAMC:

  . Is a subsidiary of First Union National Bank ("FUNB"), which is a subsidiary of First Union Corporation ("First Union"), the 6th largest bank holding company in the United States based on total assets as of March 31, 2000.

  . Has served as investment advisor, along with its predecessors, since
    1971.

  . Manages over $23.4 billion in assets for 20 of the Evergreen Funds.


  . Manages with its affiliates the Evergreen family of mutual funds with assets of approximately $82.8 billion as of March 31, 2000.

  . Is located at 1311 Mamaroneck Avenue, White Plains, New York 10605.

Portfolio Management

  The day-to-day management of Income and Growth Fund is handled by Irene D. O'Neill, CFA and Phillip M. Foreman, CFA.

  . Ms. O'Neill is lead manager of Income and Growth Fund and has co-managed the Fund since December 1997. Ms. O'Neill has been a portfolio manager at EAMC since March 1988.

  . Mr. Foreman has been co-manager of Income and Growth Fund since
    September 1999. Mr. Foreman has been a portfolio manager at EAMC since he joined EAMC in January 1999. From November 1991 until he joined EAMC, he was a portfolio manager at Washington Mutual Advisors, Inc.

Investment Sub-Advisor

  Lieber & Company ("Lieber") is the investment sub-advisor to Income and Growth Fund.

  Facts about Lieber:

  . Has provided investment research and other investment services since
    1971.

  . Is located at 1311 Mamaroneck Avenue, White Plains, New York 10605.

Advisory Fees

  For its management and supervision of the daily business affairs of Income and Growth Fund, EAMC is entitled to receive an annual fee equal to:

  . 0.90% of the first $750 million of the Fund's average daily net assets, plus 0.80% of the next $250 million in assets, plus 0.70% of the amounts over $1 billion.

  . EAMC may, at its discretion, reduce or waive its fee or reimburse the Fund for certain of its other expenses in order to reduce the expense ratios. Unless otherwise agreed upon, EAMC may also reduce or cease these voluntary waivers and reimbursements at any time. If the Merger takes place, EAMC has agreed to waive the management fee and/or reimburse expenses for a period of two years beginning in July 2000 in order to limit Income and Growth Fund's Total Fund Operating Expenses to 1.42% for Class A, 2.17% for Class B, 2.17% for Class C and 1.17% for Class Y.

Sub-Advisory Fees

  Under the terms of the sub-advisory agreement, Lieber is entitled to be reimbursed by EAMC for the costs of providing sub-advisory services. Income and Growth Fund does not pay a fee to Lieber.

   What will be the primary federal tax consequences of the Merger?

  Prior to or at the completion of the Merger, Equity Income Fund will have received an opinion from Sullivan & Worcester LLP that the Merger has been structured so that no gain or loss will be realized by the Fund or its shareholders for federal income tax purposes as a result of receiving Income and Growth Fund shares in connection with the Merger. The holding period and aggregate tax basis of shares of Income and Growth Fund that are received by Equity Income Fund's shareholders will be the same as the holding period and aggregate tax basis of shares of the Fund previously held by such shareholders, provided that shares of the Fund are held as capital assets. In addition, the holding period and tax basis of the assets of Equity Income Fund in the hands of Income and Growth Fund as a result of the Merger will be the same as in the hands of the Fund immediately prior to the Merger, and no gain or loss will be recognized by Income and Growth Fund upon the receipt of the assets of the Fund in exchange for shares of Income and Growth Fund and the assumption by Income and Growth Fund of Equity Income Fund's identified liabilities.

                                     RISKS

   What are the primary risks of investing in each Fund?

  An investment in each Fund is subject to certain risks. There is no assurance that investment performance of either Fund will be positive and that the Funds will meet their investment objectives. The following tables and discussions highlight the primary risks associated with investment in each of the Funds.

--------------------------------------------------------------------------------
Equity Income Fund                                  Income and Growth Fund
--------------------------------------------------------------------------------
                 Both Funds are subject  to Stock Market Risk.
 Both Funds invest a significant portion of their assets in equity securities.
--------------------------------------------------------------------------------

  The Funds' value will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned a shareholder's investment would likely decline. Even if general economic conditions do not change, a shareholder's investment in a Fund may decline if the particular sectors, industries or issuers in which the Fund invests do not perform well.

--------------------------------------------------------------------------------
Equity Income Fund                                  Income and Growth Fund
--------------------------------------------------------------------------------
             Both Funds are subject to Market Capitalization Risk.
  Equity Income Fund invests primarily in large capitalization companies and Income and Growth Fund invests its assets across all market capitalizations.
--------------------------------------------------------------------------------

  Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns. Because Equity Income Fund invests its assets primarily in large capitalization stocks, its market capitalization risk is greater than for Income and Growth Fund which invests its assets across all market capitalizations.

--------------------------------------------------------------------------------
Equity Income Fund                                  Income and Growth Fund
--------------------------------------------------------------------------------
               Both Funds are subject to Investment Style Risk.
     Equity Income Fund invests in value stocks and Income and Growth Fund invests in both value and growth stocks.
--------------------------------------------------------------------------------

  Stocks with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those that are out of favor or undervalued in comparison to their peers due to adverse business developments or other factors. Value oriented funds will typically underperform when growth investing is in favor. Equity Income Fund invests in stocks that the portfolio manager believes are undervalued relative to their true values and exhibit positive trends in their underlying operations and earnings expectations. Income and Growth Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented securities.

-------------------------------------------------------------------------------
Equity Income Fund                                  Income and Growth Fund
-------------------------------------------------------------------------------
                 Both Funds are subject to Interest Rate Risk.

 Equity Income Fund may invest up to 35% of its assets in debt securities and Income and Growth Fund may invest up to 25% of its assets in debt securities.
-------------------------------------------------------------------------------

  Interest rate risk is triggered by the tendency for the value of debt securities and certain dividend paying stocks to fall when interest rates go up. Since both Funds invest a significant portion of their portfolios in debt securities, if interest rates rise, then the value of the Funds' securities may decline. The longer the term of the bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. When interest rates go down, interest earned by the Funds on their investments may also decline, which could cause the Funds to reduce the dividend they pay.

-------------------------------------------------------------------------------
Equity Income Fund                                  Income and Growth Fund
-------------------------------------------------------------------------------
                    Both Funds are subject to Credit Risk.
    Both Funds may invest a significant portion of their portfolios in debt securities.
-------------------------------------------------------------------------------


  The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Funds invest in debt securities, the value of and total return earned on a shareholder's investment in a Fund may decline if an issuer fails to pay an obligation on a timely basis. Because Equity Income Fund can invest in below investment grade securities, it is subject to increased credit risk (see below).

-------------------------------------------------------------------------------
Equity Income Fund                                  Income and Growth Fund
-------------------------------------------------------------------------------
              Both Funds are subject to Foreign Investment Risk.
    Both Funds may invest up to 50% of their assets in foreign securities.
-------------------------------------------------------------------------------

  Investments in foreign securities require consideration of certain factors not normally associated with investments in securities of U.S. issuers. For example, a change in the value of any foreign currency relative to the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Securities markets of foreign countries generally are not subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid. Lack of liquidity may affect a Fund's ability to purchase or sell large blocks of securities and thus obtain the best price. In addition, a Fund may incur costs associated with currency hedging and the conversion of foreign currency into U.S. dollars and may be adversely affected by restrictions on the conversion or transfer of foreign currency. Other considerations include political and social instability, expropriation, the lack of available information, higher transaction costs (including brokerage charges), increased custodian charges associated with holding foreign securities and different securities settlement practices. When a Fund invests in foreign securities, they usually will be denominated in foreign currencies, and a Fund temporarily may hold funds in foreign currencies. Thus, the value of a Fund's shares will be affected by changes in exchange rates.

--------------------------------------------------------------------------------
Equity Income Fund                             Income and Growth Fund
--------------------------------------------------------------------------------
Is subject to Below Investment Grade           Is not subject to Below
Securities Risk.                               Investment Grade Securities Risk.
--------------------------------------------------------------------------------

  Equity Income Fund may invest up to 35% of its assets in bonds including securities rated below Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Services ("S&P") (commonly known as "junk bonds"). Below investment grade securities, or junk bonds, generally are considered to be subject to greater credit risk than higher quality securities because the issuers of below investment grade securities generally are viewed as having greater potential for default than issuers of higher quality bonds. An issuer's ability to make principal and interest payments on its below investment grade debt may be dramatically affected by developments impacting its financial performance, including developments within the markets or industries in which it operates and changes in general economic conditions. Issuers of lower-rated securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Further, the risk of loss due to default by such issuers is significantly greater because lower-rated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

   Are there any other risks of investing in each Fund?

  Both Funds may invest in futures and options which are forms of derivatives. Such practices are used to hedge a Fund's portfolio to protect against changes in interest rates, to adjust a portfolio's duration, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although these practices are intended to increase returns, they may actually reduce returns or increase volatility. Equity Income Fund's portfolio turnover has been significantly higher than Income and Growth Fund's portfolio turnover. High portfolio turnover results in greater brokerage and other transaction costs which are borne by a Fund and its shareholders. It may also result in a Fund realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

                               MERGER INFORMATION

Reasons for the Merger

  At a regular meeting held on March 23-24, 2000, all of the Trustees of Evergreen Equity Trust, including the Independent Trustees, considered and approved the Merger; they determined that it was in the best interests of shareholders of each of Equity Income Fund and Income and Growth Fund and that the interests of existing shareholders of each of Equity Income Fund and Income and Growth Fund will not be diluted as a result of the transactions contemplated by the Merger.

  Before approving the Plan, the Trustees reviewed various factors about the Funds and the proposed Merger. The Trustees considered among other things:

  . the terms and conditions of the Merger;

  . whether the Merger would result in the dilution of shareholders' interests;

  . expense ratios, fees and expenses of Income and Growth Fund and Equity
    Income Fund;

  . the comparative performance records of each Fund;

  . compatibility of the Funds' investment objectives and principal investment strategies;

  . the fact that FUNB will bear the expenses incurred by Equity Income Fund and Income and Growth Fund in connection with the Merger;

  . the fact that Income and Growth Fund will assume the identified liabilities of Equity Income Fund;

  . the fact that the Merger is expected to be tax free for federal income tax purposes; and

  . alternatives available to shareholders of Equity Income Fund, including the ability to redeem their shares.

  During their consideration of the Merger, the Trustees met with counsel to the Independent Trustees regarding the legal issues involved.


  In approving the Merger, the Trustees considered the relative size of Equity Income Fund as well as the similarity of the Funds' investment objectives. The Trustees evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved by combining Equity Income Fund with Income and Growth Fund. As of March 31, 2000, Income and Growth Fund's total net assets were approximately $974.1 million and Equity Income Fund's total assets were approximately $92.2 million. The Trustees considered that Equity Income Fund's size has decreased significantly since the first quarter of 1998 when the Fund had approximately $185 million in total assets. The Fund has been in continual net redemption since that time. By merging into Income and Growth Fund, shareholders of Equity Income Fund would have the benefit of a larger fund with greater investment flexibility across market capitalizations than Equity Income Fund, which is more conservative in nature.


  The Trustees also considered that the past one-year and three-years' performance (for the period ended February 29, 2000) has been higher for Income and Growth Fund than for Equity Income Fund. The Trustees also considered that for the month ended February 29, 2000 Income and Growth Fund's Class A share 30-day yield was over three percentage points higher than for Equity Income Fund's Class A shares. In addition, the Trustees considered the fact that Evergreen Investment Management Company, Equity Income Fund's investment advisor, has indicated that absent the Merger it would propose liquidating Equity Income Fund due to its lack of size and relative underperformance. For the one-year period ended February 29, 2000, the average annual total return for the Class A shares of Equity Income Fund was -5.89% while the total return for Class A shares of Income and Growth Fund was 13.11%.

  The Trustees also considered the relative expenses of the Funds. Currently, the expense ratio of Equity Income Fund is lower that that of Income and Growth Fund. If the Merger takes place, EAMC has agreed to waive the management fee and/or reimburse expenses for a period of two years beginning in July 2000 in order to limit Total Fund Operating Expenses of Income and Growth Fund to 1.42% for Class A, 2.17% for Class B, 2.17% for Class C and 1.17% for Class Y. The Trustees recognized that even with this expense limitation, the expenses of Income and Growth Fund will be higher than those of Equity Income Fund. However, as an alternative to liquidation of Equity Income Fund, the Trustees determined that shareholders of Equity Income Fund should have the opportunity, on an expected tax-free basis, to have their assets moved to a better-performing, similar Fund within the Evergreen Family of Funds. The Trustees also considered the economies of scale that may be achieved in operating a larger mutual fund.

  Accordingly, for the reasons noted above and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, the Trustees believe that the proposed Merger would be in the best interests of each Fund and its shareholders.

Agreement and Plan of Reorganization

  The following summary is qualified in its entirety by reference to the Plan (Exhibit A hereto).

  The Plan provides that Income and Growth Fund will acquire all of the assets of Equity Income Fund in exchange for shares of Income and Growth Fund and the assumption by Income and Growth Fund of the identified liabilities of Equity Income Fund on or about July 24, 2000 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Equity Income Fund will endeavor to discharge all of its known liabilities and obligations. Income and Growth Fund will not assume any liabilities or obligations of Equity Income Fund other than those reflected in an unaudited statement of assets and liabilities of Equity Income Fund prepared as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Closing Date (the "Valuation Time"). The number of full and fractional shares of each class of Income and Growth Fund to be received by the shareholders of Equity Income Fund will be determined by multiplying the number of full and fractional shares of the corresponding class of Equity Income Fund by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of Equity Income Fund by the net asset value per share of the respective class of shares of Income and Growth Fund. Such computations will take place as of the Valuation Time. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

  State Street Bank and Trust Company, the custodian for the Funds, will compute the value of each Fund's respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the prospectus and statement of additional information of Income and Growth Fund, Rule 22c-1 under the 1940 Act, and with the interpretations of such Rule by the SEC's Division of Investment Management.

  At or prior to the Closing Date, Equity Income Fund will have declared a dividend and distribution which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders (in shares of the Fund, or in cash, as the shareholder has previously elected) all of the Fund's net investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Fund's net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after the reductions for any capital loss carryforward).

  As soon after the Closing Date as conveniently practicable, Equity Income Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of Income and Growth Fund received by Equity Income Fund. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of Equity Income Fund's shareholders on Income and Growth Fund's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Income and Growth Fund due to the Fund's shareholders. All issued and outstanding shares of Equity Income Fund, including those represented by certificates, will be canceled. The shares of Income and Growth Fund to be issued will have no preemptive or conversion rights. After these distributions and the winding up of its affairs, Equity Income Fund will be terminated.

  The consummation of the Merger is subject to the conditions set forth in the Plan, including approval by Equity Income Fund's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of Equity Income Fund's shareholders, the Plan may be terminated (a) by the mutual agreement of Equity Income Fund and Income and Growth Fund; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

  Whether or not the Merger is consummated, FUNB will pay the expenses incurred by Equity Income Fund and Income and Growth Fund in connection with the Merger (including the cost of any proxy-soliciting agent). No portion of the expenses will be borne directly or indirectly by Equity Income Fund, Income and Growth Fund or their shareholders.

  If Equity Income Fund's shareholders do not approve the Merger, the Trustees will consider other possible courses of action which may be in the best interests of shareholders including the possible liquidation of the Fund.

Federal Income Tax Consequences

  The Merger is intended to qualify for federal income tax purposes as a tax free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Merger, Equity Income Fund will receive an opinion from Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the
Merger:

  (1) The transfer of all of the assets of Equity Income Fund solely in exchange for shares of Income and Growth Fund and the assumption by Income and Growth Fund of the identified liabilities of Equity Income Fund followed by the distribution of Income and Growth Fund's shares to the shareholders of Equity Income Fund in dissolution and liquidation of Equity Income Fund, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and Income and Growth Fund and Equity Income Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

  (2) No gain or loss will be recognized by Income and Growth Fund upon the receipt of the assets of Equity Income Fund solely in exchange for the shares of Income and Growth Fund and the assumption by Income and Growth Fund of the identified liabilities of Equity Income Fund;

  (3) No gain or loss will be recognized by Equity Income Fund on the transfer of its assets to Income and Growth Fund in exchange for Income and Growth Fund's shares and the assumption by Income and Growth Fund of the identified liabilities of Equity Income Fund or upon the distribution (whether actual or constructive) of Income and Growth Fund's shares to Equity Income Fund's shareholders in exchange for their shares of Equity Income Fund;

  (4) No gain or loss will be recognized by Equity Income Fund's shareholders upon the exchange of their shares of Equity Income Fund for shares of Income and Growth Fund in liquidation of Equity Income Fund;

  (5) The aggregate tax basis of the shares of Income and Growth Fund received by each shareholder of Equity Income Fund pursuant to the Merger will be the same as the aggregate tax basis of the shares of Equity Income Fund held by such shareholder immediately prior to the Merger, and the holding period of the shares of Income and Growth Fund received by each shareholder of Equity Income Fund will include the period during which the shares of Equity Income Fund exchanged therefor were held by such shareholder (provided that the shares of Equity Income Fund were held as a capital asset on the date of the Merger); and

  (6) The tax basis of the assets of Equity Income Fund acquired by Income and Growth Fund will be the same as the tax basis of such assets to Equity Income Fund immediately prior to the Merger, and the holding period of such assets in the hands of Income and Growth Fund will include the period during which the assets were held by Equity Income Fund.

  Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Merger is consummated but does not qualify as a tax free reorganization under the Code, a shareholder of Equity Income Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of Income and Growth Fund shares he or she received. Shareholders of Equity Income Fund should consult their tax advisors regarding the effect, if any, of the proposed Merger in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Merger, shareholders of Equity Income Fund should also consult their tax advisors as to the state and local tax consequences, if any, of the Merger.

  Any capital loss carryforwards of Equity Income Fund will be available to Income and Growth Fund to offset capital gains recognized after the Merger subject to limitations imposed by the Code.

Pro Forma Capitalization

  The following table sets forth the capitalizations of Equity Income Fund and Income and Growth Fund as of January 31, 2000 and the capitalization of Income and Growth Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.72, 0.72, 0.72 and 0.72 Class A, Class B, Class C and Class Y shares, respectively, of Income and Growth Fund issued for each Class A, Class B, Class C and Class Y share, respectively, of Equity Income Fund.

  Capitalization of Equity Income Fund, Income and Growth Fund and Income and
                            Growth Fund (Pro Forma)

--------------------------------------------------------------------------------
                                                                Income and
                                           Income and Growth Growth Fund (Pro
  Net Assets           Equity Income Fund        Fund            Forma)
  Class A                  $38,680,469        $36,138,486        $74,818,955
  Class B                  $55,955,938       $157,782,029       $213,737,967
  Class C                  $11,937,502         $2,325,530        $14,263,032
  Class Y                     $104,908       $803,126,792       $803,231,700
                          ------------       ------------     --------------
  Total Net Assets        $106,678,817       $999,372,837     $1,106,051,654
  Net Asset Value Per
   Share
  Class A                       $15.71             $21.87             $21.87
  Class B                       $15.60             $21.68             $21.68
  Class C                       $15.62             $21.68             $21.68
  Class Y                       $15.66             $21.88             $21.88
  Shares Outstanding
  Class A                    2,462,451          1,652,578          3,421,401
  Class B                    3,586,914          7,277,199          9,857,987
  Class C                      764,049            107,265            657,883
  Class Y                        6,699         36,708,037         36,712,832
--------------------------------------------------------------------------------

  The table set forth above should not be relied upon to reflect the number of shares to be received in the Merger; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Merger.

Distribution of Shares

  Evergreen Distributor, Inc. ("EDI"), an affiliate of BISYS Fund Services, acts as underwriter of shares of Income and Growth Fund and Equity Income Fund. EDI distributes each Fund's shares directly or through broker-dealers, banks (including FUNB), or other financial intermediaries. Each Fund offers four classes of shares: Class A, Class B, Class C and Class Y. Each class has a separate distribution arrangement and bears its own distribution expenses. (See "Distribution-Related and Shareholder Servicing-Related Expenses" below).

  In the proposed Merger, Equity Income Fund shareholders will receive shares of Income and Growth Fund having the same class designation and the same arrangements with respect to the imposition of Rule 12b-1 distribution and service fees as the shares they currently hold. Because the Merger will be effected at net asset value without the imposition of a sales charge, Equity Income Fund shareholders will receive Income and Growth Fund shares without paying any initial sales charge or CDSC as a result of the Merger. Income and Growth Fund Class B and Class C shares received by Equity Income Fund shareholders as a result of the Merger will continue to be subject to a CDSC upon subsequent redemption, but the CDSC will be based on the date of the original purchase of Equity Income Fund shares and will be subject to the CDSC schedule applicable to the shares on the date of the original purchase of Equity Income Fund shares.

  The following is a summary description of charges and fees for the Class A, Class B, Class C and Class Y shares of Income and Growth Fund which will be received by Equity Income Fund shareholders in the Merger. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in the Income and Growth Fund and Equity Income Fund prospectus and in the Funds' statement of additional information.

  Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 4.75% of the offering price and, as indicated below, are subject to distribution-related fees. For a description of the initial sales charge applicable to the purchase of Class A shares see "How to Choose the Share Class that Best Suits You" in the prospectus of Income and Growth Fund. No initial sales charge will be imposed on Class A shares of Income and Growth Fund received by Equity Income Fund's shareholders as a result of the Merger.

  Class B Shares. Class B shares are sold without an initial sales charge but are subject to a CDSC, which ranges from 5% to 1% if shares are redeemed during the first six years after the month of purchase. In addition, Class B shares are subject to distribution related fees and shareholder servicing-related fees as described below. Class B shares convert to Class A after seven years following the month in which they were purchased. For purposes of determining when Class B shares issued in the Merger to shareholders of Equity Income Fund will convert to Class A shares, such shares will be deemed to have been purchased as of the date the Class B shares of Equity Income Fund were originally purchased.

  Class B shares are subject to higher distribution-related and shareholder servicing-related fees than the corresponding Class A shares on which a front-end sales charge is imposed (until they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares of the Fund.

  Class C Shares. Class C shares are sold without initial sales charges, but, as indicated below, are subject to distribution-related and shareholder servicing-related fees. Class C shares issued in connection with the Merger are subject to the CDSC schedule in place at the time of their original purchase. Class C shares purchased before February 1, 2000 are subject to a 1.00% CDSC if such shares are redeemed within 13 months of purchase. No CDSC is imposed on amounts redeemed thereafter. Class C shares purchased on or after February 1, 2000 are subject to a 2.00% CDSC if such shares are redeemed within 13 months of purchase, and a 1.00% CDSC if redeemed within 12 months thereafter. No CDSC is imposed on amounts redeemed after 25 months. Class C shares incur higher distribution-related and shareholder servicing-related fees than Class A shares, but unlike Class B shares, do not convert to any other class of shares.

  Class Y Shares. Class Y shares are sold at net asset value without any initial or deferred sales charges and are not subject to distribution-related or shareholder servicing-related fees. Class Y shares are only available to certain classes of investors as is more fully described in the prospectus for Income and Growth Fund.

  Additional information regarding the classes of shares of each Fund is included in its prospectus and statement of additional information.

  Distribution-Related and Shareholder Servicing-Related Expenses. Each Fund has adopted a Rule 12b-1 plan with respect to its Class A shares under which the class may pay for distribution-related expenses at an annual rate which may not exceed 0.75% of average daily net assets attributable to the class. Payments with respect to Class A shares are currently limited to 0.25% of average daily net assets attributable to the class. This amount may be increased to the full plan rate for each Fund by the Trustees without shareholder approval.

  Each Fund has also adopted a Rule 12b-1 plan with respect to its Class B and Class C shares under which the class may pay for distribution-related expenses at an annual rate which may not exceed 1.00%. Of the total 1.00% Rule 12b-1 fees, up to 0.25% may be for payment with respect to "shareholder services." Consistent with the requirements of Rule 12b-1 and the applicable rules of the National Association of Securities Dealers, Inc., following the Merger, Income and Growth Fund may make distribution-related and shareholder servicing-related payments with respect to Equity Income Fund shares sold prior to the Merger.

  Additional information regarding the Rule 12b-1 plans adopted by each Fund is included in its prospectus and statement of additional information.

  No Rule 12b-1 plan has been adopted for the Class Y shares of either Fund.

Purchase and Redemption Procedures

  Information concerning applicable sales charges and distribution-related and shareholder servicing-related fees is provided above. Investments in the Funds are not insured. The minimum initial purchase requirement for each Fund is $1,000. There is no minimum for subsequent purchases of shares of either Fund. For more information, see "How to Buy Shares--Minimum Investments" in the Funds' prospectus. Each Fund provides for telephone, mail or wire redemption of shares at net asset value, less any CDSC, as next determined after receipt of a redemption request on each day the NYSE is open for trading. Each Fund reserves the right to redeem in-kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash. Each Fund may involuntarily redeem shareholders' accounts that have less than $1,000 of invested funds. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in the Funds' prospectus. All funds invested in each Fund are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges

  Holders of shares of a class of each Fund may exchange their shares for shares of the same class of any other Evergreen fund. Each Fund limits exchanges to five per calendar year and three per calendar quarter. No sales charge is imposed on an exchange. An exchange which represents an initial investment in another Evergreen fund must amount to at least $1,000. The current exchange privileges, and the requirements and limitations attendant thereto, are described in each Fund's prospectus and statement of additional information.

Dividend Policy

  Each Fund distributes its investment company taxable income quarterly and its net realized gains at least annually to shareholders of record on the dividend record date. Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected. See each Fund's prospectus for further information concerning dividends and distributions.

  After the Merger, shareholders of Equity Income Fund who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from Income and Growth Fund reinvested in shares of Income and Growth Fund. Shareholders of Equity Income Fund who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from Income and Growth Fund in cash after the Merger, although they may, after the Merger, elect to have such dividends and/or distributions reinvested in additional shares of Income and Growth Fund.

  Both Income and Growth Fund and Equity Income Fund have qualified and intend to continue to qualify to be treated as regulated investment companies under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

                      INFORMATION ON SHAREHOLDERS' RIGHTS

Form of Organization

  Evergreen Equity Trust is an open-end management investment company registered with the SEC under the 1940 Act, which continuously offers shares to the public. Evergreen Equity Trust is organized as a Delaware business trust and is governed by its Declaration of Trust, By-Laws, a Board of Trustees and by applicable Delaware and federal law. Income and Growth Fund and Equity Income Fund are series of Evergreen Equity Trust.

Capitalization

  The beneficial interests in Income and Growth Fund and Equity Income Fund are represented by an unlimited number of transferable shares of beneficial interest, $.001 par value per share. Evergreen Equity Trust's Declaration of Trust permits the Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by either Fund. Each Fund's shares represent equal proportionate interests in the assets belonging to the Fund. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by class, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class and by Fund as to matters, such as approval of or amendments to investment advisory agreements or proposed mergers, that affect only their particular Fund.

Shareholder Liability

  Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. Other than in a limited number of states, no similar statutory or other authority limiting business trust shareholder liability exists in any other state. As a result, to the extent that Evergreen Equity Trust or a shareholder is subject to the jurisdiction of courts in those states, it is possible that a court may not apply Delaware law, and may thereby subject shareholders of Evergreen Equity Trust to liability. To guard against this risk, the Declaration of Trust of Evergreen Equity Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of Evergreen Equity Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen Equity Trust is remote.

Shareholder Meetings and Voting Rights

  Evergreen Equity Trust on behalf of Income and Growth Fund and Equity Income Fund is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Evergreen Equity Trust. In addition, Evergreen Equity Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Evergreen Equity Trust does not currently intend to hold regular shareholder meetings. Cumulative voting is not permitted. Except when a larger quorum is required by applicable law, with respect to both Funds, 25% of the outstanding shares entitled to vote constitutes a quorum for consideration of a matter. For each Fund, a majority (greater than 50%) of the votes cast and entitled to vote is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

  Under the Declaration of Trust of Evergreen Equity Trust, each share of Income and Growth Fund and Equity Income Fund will be entitled to one vote for each dollar of net asset value applicable to such share.

Liquidation

  In the event of the liquidation of Income and Growth Fund or Equity Income Fund, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

  Under the Declaration of Trust of Evergreen Equity Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee (i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by
(a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

  The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of Evergreen Equity Trust, its By-Laws and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, By-Laws and Delaware law directly for more complete information.

                   VOTING INFORMATION CONCERNING THE MEETING

  This prospectus/proxy statement is being sent to shareholders of Equity Income Fund in connection with a solicitation of proxies by the Trustees of Evergreen Equity Trust, to be used at the Special Meeting of Shareholders (the "Meeting") to be held at 2:00 p.m., July 14, 2000, at the offices of the Evergreen Funds, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116, and at any adjournments thereof. This prospectus/proxy statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of Equity Income Fund on or about May 26, 2000. Only shareholders of record as of the close of business on April 28, 2000 (the "Record Date") will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

  If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Merger and FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will not have the effect of being counted as votes against the Plan, which must be approved by a majority of the votes cast and entitled to vote. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of Evergreen Equity Trust at the address set forth on the cover of this prospectus/proxy statement. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Merger contemplated thereby.

  Approval of the Merger will require the affirmative vote of a majority (greater than 50%) of Equity Income Fund's shares voted and entitled to vote at the Meeting, assuming a quorum (at least 25% of the Fund's outstanding shares entitled to vote) is present.

  In voting for the Merger, all classes of Equity Income Fund will vote together as if they were a single class, and each share will be entitled to one vote for each dollar of net asset value applicable to such share.

  Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of FUNB, its affiliates or other representatives of Equity Income Fund (who will not be paid for their soliciting activities). In addition, proxy solicitations may be made by Shareholder Communications Corporation, the Fund's proxy solicitor. If you wish to participate in the Meeting, you may submit the proxy card included with this prospectus/proxy statement, vote by telephone, fax or by the Internet or attend in person. (See the back of this prospectus/proxy statement for voting instructions.) Any proxy given by you is revocable.

  If Equity Income Fund shareholders do not vote to approve the Merger, the Trustees will consider other possible courses of action in the best interests of shareholders. In the event that sufficient votes to approve the Merger are not received before the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

  A shareholder who objects to the proposed Merger will not be entitled under either Delaware law or the Declaration of Trust of Evergreen Equity Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Merger as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Merger is consummated, shareholders will be free to redeem the shares of Income and Growth Fund which they receive in the transaction at their then-current net asset value. Shares of Equity Income Fund may be redeemed at any time prior to the consummation of the Merger. Shareholders of Equity Income Fund may wish to consult their tax advisors as to any differing consequences of redeeming Fund shares prior to the Merger or exchanging such shares in the Merger.

  Equity Income Fund does not hold annual shareholder meetings. If the Merger is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Evergreen Equity Trust at the address set forth on the cover of this prospectus/proxy statement so that they will be received by the Fund in a reasonable period of time prior to the meeting.

  The votes of the shareholders of Income and Growth Fund are not being solicited by this prospectus/proxy statement and are not required to carry out the Merger.

  NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise Equity Income Fund whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this prospectus/proxy statement needed to supply copies to the beneficial owners of the respective shares.

Shareholder Information

  As of the Record Date, the following number of each class of shares of beneficial interest of Equity Income Fund was outstanding:


              ----------------------------------
              Class of Shares   Number of Shares
              ----------------------------------
              Class A              2,086,359.245
              Class B              2,986,860.128
              Class C                464,169.092
              Class Y                  7,514.767
                                  --------------
              All Classes          5,544,903.232
              ----------------------------------

  As of March 31, 2000, the officers and Trustees of Evergreen Equity Trust beneficially owned as a group less than 1% of the outstanding shares of Equity Income Fund and Income and Growth Fund. To Evergreen Equity Trust's knowledge, the following persons owned beneficially or of record more than 5% of Equity Income Fund's total outstanding shares as of March 31, 2000:


                                                        Percentage   Percentage
                                                       of Shares of of Shares of
                                             No. of    Class Before Class After
  Name and Address              Class        Shares       Merger       Merger
--------------------------------------------------------------------------------
  MLPF & S For the Sole Benefit   B        242,931.98      7.95%       1.95%
   Of Its Customers
   Attn.: Fund Administration
   4800 Deer Lake Drive, East
   2nd Floor
   Jacksonville, FL 32246-6484

  MLPF & S For the Sole Benefit   C         64,080.03     13.24%      10.22%
   Of Its Customers
   Attn.: Fund Administration
   4800 Deer Lake Drive, East
   2nd Floor
   Jacksonville, FL 32246-6484

  Douglas Luther Mons Ellingson   C         26,110.38      5.40%       4.16%
   TTEE Douglas Luther Mons
   Ellingson Revocable
   Living Trust
   U/A Dated 5/27/99
   1833 East Carver Street
   Tempe, AZ 85284-2509

  First Union National Bank       Y          2,033.90     25.75%        0.0%
   Cash Account
   Attn: Trust Operations
   Fund Group
   401 S. Tryon St., 3rd Fl
   Charlotte, NC 28202-1911

  State Street Bank and           Y          1,977.22     25.03%        0.0%
   Trust Company
   Cust. IRA FBO
   Mitchell S. Cohen
   23 Gregory Lane
   Millwood, NY 10546-1039

  State Street Bank and           Y          1,240.14     15.70%        0.0%
   Trust Company
   Cust. Roth IRA FBO
   Katherine Ann Mewhinney
   2323 Fairway Drive
   Winston Salem, NC 27103-3653

  State Street Bank and           Y            778.07      9.85%        0.0%
   Trust Company
   Cust. Roth IRA FBO
   Vicki M. Furrer
   23811 SR2
   Monroe, WA 98272



  To Evergreen Equity Trust's knowledge, no persons owned beneficially or of record more than 5% of Income and Growth Fund's total outstanding shares as of March 31, 2000.

                        FINANCIAL STATEMENTS AND EXPERTS

  The Annual Reports of both Funds as of July 31, 1999, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the reports of KPMG LLP, independent certified public accountants, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

                                 LEGAL MATTERS

  Certain legal matters concerning the issuance of shares of Income and Growth Fund will be passed upon by Sullivan & Worcester LLP, Washington, D.C.

                             ADDITIONAL INFORMATION

  Equity Income Fund and Income and Growth Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Seven World Trade Center, Suite 1300, New York, New York 10048.

                                 OTHER BUSINESS

  The Trustees of Evergreen Equity Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

  THE TRUSTEES OF EVERGREEN EQUITY TRUST RECOMMEND APPROVAL OF THE PLAN AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN
                       FAVOR OF APPROVAL OF THE PLAN.

May 26, 2000

                     INSTRUCTIONS FOR EXECUTING PROXY CARDS
   The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card.

2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of Registration. For example:

REGISTRATION                                       VALID SIGNATURE
CORPORATE ACCOUNTS
(1)ABC Corp.                                       ABC Corp.
(2)ABC Corp.                                       John Doe, Treasurer
(3)ABC Corp. c/o John Doe, Treasurer               John Doe, Treasurer
(4)ABC Corp. Profit Sharing Plan                   John Doe, Trustee
TRUST ACCOUNTS
(1) ABC Trust                                      Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78            Jane B. Doe
CUSTODIAL OR ESTATE ACCOUNTS
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr.
 UGMA                                              John B. Smith
(2) John B. Smith                                  John B. Smith, Jr., Executor

After completing your proxy card, return it in the enclosed postage paid envelope.

                         OTHER WAYS TO VOTE YOUR PROXY

VOTE BY TELEPHONE:

1. Read the prospectus/proxy statement and have your proxy card at hand.
2. Call the toll-free number found on your proxy card.
3. Enter the 12-digit control number found on your proxy card.
4. Follow the simple recorded instructions.


VOTE BY FAX:

1. Read the prospectus/proxy statement and have your completed proxy card at hand.
2. Fax both front and back sides of your proxy card by calling the number indicated on your proxy card and following the voting instructions.


VOTE BY INTERNET:

1. Read the prospectus/proxy statement and have your proxy card at hand.
2. Go to the website indicated on your proxy card and follow the voting instructions.

  The above methods of voting are generally available 24 hours a day. Do not mail the proxy card if you are voting by telephone, fax or the Internet.

  If you have any questions about the proxy card, please call Shareholder Communications Corporation, our proxy solicitor, at 800-645-8640.

                                                                       EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

  THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 30th day of April, 2000, by and between Evergreen Equity Trust, a Delaware business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Trust"), with respect to its Evergreen Income and Growth Fund series (the "Acquiring Fund"), and the Trust, with respect to its Evergreen Equity Income Fund series (the "Selling Fund").

  This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class A, Class B, Class C and Class Y shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

  WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

  WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

  WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund's shareholders;

  WHEREAS, the Trustees of the Trust have determined that the Selling Fund should exchange all of its assets and the identified liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

  NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                   ARTICLE I

             TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                LIABILITIES AND LIQUIDATION OF THE SELLING FUND

  1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

  1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

  The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. The Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

  The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable period of time prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would adversely affect the tax free nature of the Reorganization or would violate the Selling Fund's fiduciary duty to its shareholders.

  1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

  In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.

  1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

  1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement on Form N-14 which has been distributed to shareholders of the Selling Fund as described in paragraph 4.1(o).

  1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

  1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

  1.8 TERMINATION. The Selling Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                  ARTICLE II

                                   VALUATION

  2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

  2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

  2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to each of its classes by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of Class A, Class B, Class C and Class Y shares of the Selling Fund will receive Class A, Class B, Class C and Class Y shares, respectively, of the Acquiring Fund.

  2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                  ARTICLE III

                           CLOSING AND CLOSING DATE

  3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about July 24, 2000 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

  3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date
(a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

  3.3 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, as transfer agent for the Selling Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company, its transfer agent, to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                  ARTICLE IV

                        REPRESENTATIONS AND WARRANTIES

  4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

    (a) The Selling Fund is a separate investment series of a Delaware business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.

    (b) The Selling Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

    (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

    (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

    (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

    (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

    (g) The unaudited semi-annual financial statements of the Selling Fund at January 31, 2000 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

    (h) Since January 31, 2000 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

    (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

    (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

    (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

    (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

    (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

    (n) The information furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

    (o) The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. The Prospectus/Proxy Statement included in the Registration Statement (other than information therein that relates to the Acquiring
  Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

  4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

    (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

    (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

    (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

    (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

    (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

    (f) The unaudited semi-annual financial statements of the Acquiring Fund at January 31, 2000 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

    (g) Since January 31, 2000 there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

    (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

    (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

    (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

    (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

    (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

    (m) The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

    (n) The Prospectus/Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

    (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                   ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

  5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

  5.2 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

  5.3 APPROVAL BY SHAREHOLDERS. The Trust will call a meeting of the shareholders of the Selling Fund to act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

  5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

  5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

  5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by KPMG LLP and certified by the Trust's President and Treasurer.

                                  ARTICLE VI

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

  The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

  6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by a duly authorized officer of the Trust, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

  6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

    (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

    (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

    (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

    (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

    (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

    (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

    (g) Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

    (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

    (i) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

  In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VII

           CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

  The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

  7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by a duly authorized officer of the Trust, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

  7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Valuation Date, certified by the Treasurer or Assistant Treasurer of the Trust.

  7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Sullivan & Worcester LLP, counsel to the Selling Fund, in a form satisfactory to the Acquiring Fund covering the following points:

    (a) The Selling Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

    (b) The Selling Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

    (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

    (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

    (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

    (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

    (g) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquired Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

    (h) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its respective properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Proxy Statement.

    (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

  In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                           FUND AND THE SELLING FUND

  If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

  8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Trust's Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund or the Selling Fund may waive the conditions set forth in this paragraph 8.1.

  8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

  8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

  8.4 No stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

  8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Selling Fund all of the Selling Fund's net investment company taxable or tax-exempt income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carryforward).

  8.6 The parties shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

    (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund Shareholders in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

    (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

    (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

    (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

    (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

    (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

  8.7 The Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

    (a) they are independent certified public accountants with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

    (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;

    (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the pro forma financial statements that are included in the Registration Statement and Prospectus/Proxy Statement agree to the underlying accounting records of the Acquiring Fund and the Selling Fund or with written estimates provided by each Fund's management, and were found to be mathematically correct; and

    (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

  In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the net asset value per share of the Selling Fund as of the Valuation Date was computed and the valuation of the portfolio was consistent with the valuation practices of the Acquiring Fund.

  8.8 The Selling Fund shall have received from KPMG LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

    (a) they are independent certified public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

    (b) they had performed limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) which consisted of a reading of any unaudited pro forma financial statements included in the Registration Statement and Prospectus/Proxy Statement, and making inquiries of appropriate officials of the Trust responsible for financial and accounting matters whether such unaudited pro forma financial statements comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;

    (c) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

    (d) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with written estimates by each Fund's management and were found to be mathematically correct.

                                   ARTICLE IX

                                    EXPENSES

  9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by First Union National Bank. Such expenses include, without limitation,
(a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                   ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

  10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

  10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                  TERMINATION

  11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

    (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

    (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

  11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Trust, its Trustees or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                  ARTICLE XII

                                   AMENDMENTS

  12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                            LIMITATION OF LIABILITY

  13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

  13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

  13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

  13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

  13.5 It is expressly agreed that the obligations of the Acquiring Fund and the Selling Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquiring Fund and of the Selling Fund, as provided in the Declaration of Trust of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of the Acquiring Fund and the Selling Fund and signed by authorized officers of the Trust, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund and of the Selling Fund as provided in the Declaration of Trust of the Trust.

  IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                          EVERGREEN EQUITY TRUST
                                          ON BEHALF OF EVERGREEN INCOME AND
                                          GROWTH FUND


                                          By: /s/ William M. Ennis
                                              ---------------------------------
                                          Name: William M. Ennis
                                          Title: President

                                          EVERGREEN EQUITY TRUST
                                          ON BEHALF OF EVERGREEN EQUITY
                                          INCOME FUND


                                          By: /s/ Carol Kosel
                                              ---------------------------------
                                          Name: Carol Kosel
                                          Title: Treasurer

                                   EVERGREEN
                            Income and Growth Fund
                     Fund at a Glance as of July 31, 1999


                             Portfolio Management
                             --------------------

                  [PHOTO OF PHILLIP M. FOREMAN APPEARS HERE]

                             Phillip M. Foreman,
                              CFP, CFA
                            Tenure: September 1999

                   [PHOTO OF IRENE D. O'NEILL APPEARS HERE]

                             Irene D. O'Neill, CFA
                             Tenure: December 1997

 -------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE/1/
 -------------------------------------------------------------------------------
[CHART APPEARS HERE]

Size             Style
         Value   Blend   Growth
Large
Medium     X
Small


Morningstar's Style Box is based on a portfolio date as of 7/31/99.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/ Source: 1999 Morningstar, Inc.

/2/ Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class.

Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.


 -------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/2/
 -------------------------------------------------------------------------------

Portfolio Inception Date: 8/31/78                 Class A     Class B     Class C     Class Y
Class Inception Date                              1/3/95      1/3/95      1/3/95      8/31/78
Average Annual Returns*
1 year with sales charge                           6.80%       6.48%      10.37%        n/a
1 year w/o sales charge                           12.14%      11.34%      11.34%      12.46%
3 years                                           13.94%      14.21%      14.96%      16.11%
5 years                                           12.68%      12.79%      13.01%      14.02%
10 years                                           9.42%       9.58%       9.58%      10.07%
Since Portfolio Inception                         13.85%      13.94%      13.93%      14.18%
Maximum Sales Charge                               4.75%       5.00%       1.00%       n/a
                                                Front End      CDSC        CDSC
30-day SEC Yield                                   2.02%       1.37%       1.37%       2.38%
12-month income dividends per share               $0.93       $0.80       $0.80       $1.02
12-month capital gain distributions per share     $2.13       $2.13       $2.13       $2.13

* Adjusted for maximum applicable sales charge unless noted.

 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                   Evergreen Income and     Consumer Price      Wilshire 5000
Period End         Growth A Market Value   Index - US Value          Value

 1/31/95                  9,526                 10,000              10,000
 7/31/95                 10,843                 10,146              12,149
 7/31/96                 11,718                 10,443              13,933
 7/31/97                 15,045                 10,679              20,510
 7/31/98                 16,230                 10,858              24,005
 7/31/99                 18,201                 11,058              28,314

Comparison of change in value of a $10,000 investment in Evergreen Income and Growth Fund, Class A, the Wilshire 5000 Index (Wilshire 5000) and the Consumer Price Index (CPI).

The Wilshire 5000 is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                            Income and Growth Fund
                          Portfolio Manager Interview


How did the Fund perform?

The Fund had very strong performance. For the 12 months ended July 31, 1999, the Evergreen Income and Growth Fund's Class A shares had a total return, before the deduction of any applicable sales charges, of 12.14%. During the same 12-month period, the average return among funds in the income fund category was 5.41%, according to Lipper, Inc., an independent monitor of mutual fund performance. The Wilshire 5000 Index reported an 18.35% return for this same period.

One of the noteworthy developments during the year was the merger of the former Evergreen American Retirement Fund into the Evergreen Income and Growth Fund on July 31, 1999.

                                   Portfolio
                                Characteristics
                                ---------------
                         (as of 7/31/1999 unless noted)

Total Net Assets                            $1,070,659,522
Number of Holdings                                     193
P/E Ratio*                                           19.2x
Beta*                                                 0.66

* as of 6/30/1999

 -------------------------------------------------------------------------------
                   PORTFOLIO COMPOSITION AS OF JULY 31, 1999
 -------------------------------------------------------------------------------
                         (as a percentage of net assets)

                            [PIE CHART APPEARS HERE]

Common Stock - 65.7%
Convertible Preferred Stock - 17.9%
Cash Equivalents and other - 15.0%
Convertible Debentures - 1.4%


What factors affected performance?

The Fund benefited from its emphasis on telecommunications and energy-related stocks. The rapid growth in telecommunications helped a number of Fund holdings during the year, while the rise in oil prices early in 1999 led to strong performance by a number of energy holdings late in the fiscal year. Acquisition offers for several companies held by the Fund in both the telecommunications and energy sectors also contributed to performance. In addition, as the 12-month period progressed, investors began to show renewed interest in value stocks as market leadership broadened beyond a narrow band of large-cap growth stocks.

During the early months of the fiscal year, value stocks were particularly hard hit as investors worried that problems in emerging markets would hurt world economic growth. After interest rates abroad began declining, however, investors began to regain confidence in foreign markets and in the stocks of many companies in cyclical industries, i.e., those closely linked to changes in the economic cycle. This renewed confidence in the direction of the world economy supported the performance of many value-related stocks in the commodity, industrial and other cyclical sectors.

What investment themes did you emphasize?

We maintained our long-term, value-oriented focus, looking for opportunities among consolidating industries where the potential for mergers and acquisitions would be high, and in companies that were undergoing re-structuring and cost-cutting programs. We also looked for opportunities in industries undergoing significant growth, such as in telecommunications. We also took profits from successful investments in the banking sector and used

                                   EVERGREEN
                            Income and Growth Fund
                          Portfolio Manager Interview


them to re-allocate the portfolio into other areas. We believed, especially in light of rising interest rates, that there were better opportunities outside banking.

Although the Fund finished the fiscal year with a relatively high cash position of about 9.5% of net assets, this was more a temporary result of portfolio re-allocation moves than a decision to become more defensive by raising cash.

                                Top 5 Industries
                                ----------------
                        (as a percentage of net assets)

Banks                                                      13.8%
Utilities -- Electric                                      11.8%
Healthcare Products & Services                              6.3%
Oil / Energy                                                6.0%
Electrical Equipment & Services                             5.4%




What were some examples of Fund investments involved in mergers and acquisitions?

In the energy sector, worthy of note, is the pending acquisition of Atlantic Richfield by BP Amoco.

In addition, two fund holdings in the banking industry also are the subject of pending acquisitions by larger banks. Mercantile Bank Corp. is to be taken over by Firstar Corp, while First American Corp is scheduled to be acquired by AmSouth Bank Corp.

Finally, two investments in the utility sector also are the subject of pending takeovers. TNP Enterprises, an electric company, is being acquired by an investor group, while Frontier Corp. a telecommunications firm, has received an acquisition offer from Global Crossing.

What Fund holdings have been involved in restructuring?

The Fund has a long-term record of finding interesting opportunities among undervalued stocks of companies that are undergoing restructuring programs which have the potential to increase the value of the business. Two recent examples, one in the energy sector and one in the transportation sector, illustrate that theme.

New management has taken over at Equitable Resources, an integrated energy company whose primary focus is in natural gas, predominately in the Appalachian region. The new management has undertaken an aggressive cost-cutting program that also involves redeploying assets and share buybacks. As a result, the company's return on capital and earnings growth rate have increased, and the stock has started to perform exceptionally well.

In transportation, Union Pacific had been having problems digesting its acquisition of another railroad company, Southern Pacific. Union Pacific started an aggressive re-structuring program in the spring of 1998, resulting in a substantial improvement in earnings and a rebound in its stock price.

How has the Fund taken advantage of the opportunities in telecommunications?

Telecommunications has been a spectacular performer for the Fund. This industry has been restructuring since 1984 when the old AT&T was broken up and that process is accelerating. The recent catalyst for growth is the explosion in telecommunications traffic in wireless, data transmission and over the internet. This explosion has created the need for equipment with greater capacity, greater speed and improved security. Companies are scrambling to gain access to customers. The need for many companies quickly to become full-service providers also has led to a heightened rate of industry consolidation.

                                   EVERGREEN
                            Income and Growth Fund
                          Portfolio Manager Interview


Qualcomm, the best-performing stock for the Fund during the fiscal year, is an excellent example. Qualcomm has developed a proprietary wireless technology that is being adopted as a global standard for digital systems because of its ability to increase capacity, add clarity, and secure transmissions.

Frontier Corp. is another example. It started out as a local telephone company in the Rochester, N.Y., area, but has developed a long distance business and made strategic investments in a data transmission fiber optic system. With its access to a customer base, Frontier was an attractive acquisition target in the current industry consolidation. It is now the subject of an acquisition offer by Global Crossing.

Another example is Qwest Communications, a long distance fiber optic system builder and operator that is a relatively recent investment for the Fund. It has made an acquisition offer for a regional telephone company, U.S. West. This transaction will expand Qwest's product offering beyond basic long haul service and provide a new base of customers, resulting in greater revenue and earnings growth potential.

In addition, Vodafone, a major British-based company, recently acquired AirTouch, another Fund holding, to gain entry into the U.S. wireless phone market as well as to expand its international presence.

Finally, a good example of the Fund's search for unusual opportunities is Houston Industries, a diversified company that sold its cable TV business to Time Warner. We bought the convertible security of Houston Industries that is convertible into shares of Time Warner stock.

                                Top 10 Holdings
                                ---------------
                        (as a percentage of net assets)

Williams Companies, Inc.                                2.4%
Thomas & Betts Corp.                                    2.3%
Qualcomm Financial Trust I, convertible preferred       2.2%
Dana Corp.                                              2.2%
New Holland NV                                          2.2%
National Australia Bank Ltd.                            2.1%
Southern Co.                                            2.0%
Qwest Trends Trust, convertible preferred               1.8%
Frontier Corp.                                          1.8%
Murphy Oil Corp.                                        1.7%


What other Fund investments have been particularly notable?

Shared Medical Systems has done exceptionally well. This company provides healthcare information systems to hospitals and other large healthcare institutions. Shared Medical has been in a very strong position as the healthcare sector needs to reduce costs to offset lower rates of Medicare reimbursement by the government. This trend is driving expanded use of information technology by hospitals.

What is your outlook?

We have a favorable outlook because we think stocks with significant dividend yields should provide protection for investors, even in a market downturn. In the near-term, the market will be focused on interest rates and will be concerned about whether rising rates could slow economic growth. Inflation, however, does not appear to be a threat, and so it does not appear likely the Federal Reserve Board will raise short-term interest rates significantly. Longer term, we think the Fund's emphasis on value stocks and higher yielding stocks should continue to provide good investment opportunities.

                     STATEMENT OF ADDITIONAL INFORMATION

                            Acquisition of Assets of

                          EVERGREEN EQUITY INCOME FUND

                                   a Series of

                             EVERGREEN EQUITY TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898

                        By and In Exchange For Shares of

                        EVERGREEN INCOME AND GROWTH FUND

                                   a Series of

                             EVERGREEN EQUITY TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898


     This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of Evergreen Equity Income Fund ("Equity Income Fund"), a series of Evergreen Equity Trust, to Evergreen Income and Growth Fund ("Income and Growth Fund"), a series of Evergreen Equity Trust, in exchange for Class A, Class B, Class C and Class Y shares (to be issued to holders of Class A, Class B, Class C and Class Y shares, respectively, of Equity Income Fund,) of beneficial interest, $0.001 par value per share, of Income and Growth Fund, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:

(1) The Statement of Additional Information of Equity Income Fund and Income and Growth Fund dated December 1, 1999;

(2) Annual Report of Equity Income Fund and Income and Growth Fund for the year ended July 31, 1999;

(3) Semi-Annual Report of Equity Income Fund and Income and Growth Fund for the six-month period ended January 31, 2000; and

(4)  Pro Forma Financial Statements as of January 31, 2000.

         This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of Equity Income Fund and Income and Growth Fund dated May 26, 2000. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to Evergreen Equity Trust at the telephone numbers or addresses set forth above.

         The date of this Statement of Additional Information is May 26, 2000.

                             EVERGREEN EQUITY TRUST

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 633-2700

                             GROWTH AND INCOME FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                December 1, 1999

                   Evergreen Blue Chip Fund ("Blue Chip Fund")
               Evergreen Equity Income Fund ("Equity Income Fund")
           Evergreen Growth and Income Fund ("Growth and Income Fund")
           Evergreen Income and Growth Fund ("Income and Growth Fund")
             Evergreen Small Cap Value Fund ("Small Cap Value Fund")
                     Evergreen Utility Fund ("Utility Fund")
                       Evergreen Value Fund ("Value Fund")
                     (Each a "Fund"; together, the "Funds")

                    Each Fund is a series of Evergreen Equity
                              Trust (the "Trust").


         This Statement of Additional Information ("SAI") pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectus dated December 1, 1999 for the Fund in which you are interested. The Funds are offered through a single prospectus offering Class A, Class B, Class C and Class Y shares of each Fund. You may obtain the prospectus by calling (800) 343-2898.

         Certain information may be incorporated by reference to the Funds' Annual Report dated July 31, 1999. You may obtain a copy of the Annual Report without charge by calling (800) 343-2898 or downloading it off our website at www.evergreen-funds.com.

                                TABLE OF CONTENTS


PART 1

TRUST HISTORY................................................................1-1
INVESTMENT POLICIES..........................................................1-1
OTHER SECURITIES AND PRACTICES...............................................1-2
PRINCIPAL HOLDERS OF FUND SHARES.............................................1-3
EXPENSES.....................................................................1-8
PERFORMANCE.................................................................1-16
SERVICE PROVIDERS...........................................................1-18
FINANCIAL STATEMENTS........................................................1-20

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES................2-1
PURCHASE AND REDEMPTION OF SHARES...........................................2-17
SALES CHARGE WAIVERS AND REDUCTIONS.........................................2-19
PRICING OF SHARES...........................................................2-22
PERFORMANCE CALCULATIONS....................................................2-23
PRINCIPAL UNDERWRITER.......................................................2-25
DISTRIBUTION EXPENSES UNDER RULE 12b-1......................................2-25
TAX INFORMATION.............................................................2-28
BROKERAGE...................................................................2-31
ORGANIZATION................................................................2-32
INVESTMENT ADVISORY AGREEMENT...............................................2-34
MANAGEMENT OF THE TRUST.....................................................2-35
CORPORATE AND MUNICIPAL BOND RATINGS........................................2-38
ADDITIONAL INFORMATION......................................................2-48

                                     PART 1

                                  TRUST HISTORY

         The Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. Each Fund is a diversified series of the Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part. Evergreen Equity Income Fund (formerly Evergreen Fund for Total Return) changed its name on April 6, 1999. Also on April 6, 1999, Evergreen Small Cap Value Fund (formerly Evergreen Small Cap Equity Fund) changed its name.

                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  Diversification
         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

         2.  Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities), except that Utility Fund will concentrate its investments in utility industries.

         Further Explanation of Concentration Policy: Each Fund except Utility Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), except that Utility Fund is required to invest at least 65% of its total assets in utility industries.

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law

         5.  Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.


                         OTHER SECURITIES AND PRACTICES

         For information regarding securities the Funds may purchase and investment practices the Funds may use, see the following section in Part 2 of this SAI under "Additional Information on Securities and Investment Practices." Information provided in the sections listed below expands upon and supplements information provided in the Funds' prospectus. The list below applies to all Funds unless otherwise noted.

Money Market Instruments
Convertible Securities
U.S. Government Securities
When-Issued, Delayed-Delivery and Forward Commitment Transactions (not applicable to Growth and Income Fund, Income and Growth Fund and Small Cap Value Fund)
Repurchase Agreements
Reverse Repurchase Agreements (not applicable to Growth and Income Fund and
 Income and Growth Fund)
Options
Futures Transactions
Foreign Securities (not applicable to Growth and Income Fund)
Foreign Currency Transactions (not applicable to Growth and Income Fund)
High Yield,  High Risk Bonds  (applicable  only to Equity Income Fund and Growth and  Income  Fund)
Illiquid  and  Restricted  Securities
Investment  in  Other Investment  Companies
Short Sales (applicable only to Growth and Income Fund and
 Income and Growth Fund)
Warrants  (applicable  only to Blue Chip Fund)
Limited Partnerships  (applicable  only to Blue Chip  Fund)
Payment-in-kind  Securities
Securities Lending Swaps, Caps, Floors and Collars
Real Estate Investment Trusts
 (applicable only to Income and Growth Fund and Small Cap Value Fund)

                        PRINCIPAL HOLDERS OF FUND SHARES

         As of November 1, 1999, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of November 1, 1999.

                ----------------------------------------------------------------

                Blue Chip Fund Class A
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Blue Chip Fund Class B
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Blue Chip Fund Class C
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                Douglas M. Ellingson                                 12.74%
                1833 East Carver Street
                Tempe, AZ 85284-2509
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                Douglas M. Ellingson TTEE                            8.49%
                Ellingson Irrevocable Trust
                1833 East Carver Street
                Tempe, AZ  85284-2509
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                MLPF&S For the Sole Benefit of Its Customers         5.80%
                Attn: Fund Administration
                4800 Deer Lake Drive E. 2nd Floor
                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                Blue Chip Fund Class Y
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                First Union National Bank BK/EB/INT                  56.69%
                Cash Account
                Attn: Trust Operations Fund Group
                401 S. Tryon Street, 3rd Floor CMG 1151
                Charlotte, NC 28202-1911
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                First Union National Bank EB/INT                     19.45%
                Reinvest Account
                Attn: Trust Operations Fund Group
                401 S. Tryon Street, 3rd Floor CMG 1151
                Charlotte, NC 28202-1911
                ---------------------------------------------------- -----------

                ----------------------------------------------------------------

                Equity Income Fund Class A
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                MLPF&S For the Sole Benefit of Its Customers         5.13%
                Attn: Fund Administration
                4800 Deer Lake Drive E. 2nd Floor
                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Equity Income Fund Class B
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                MLPF&S For the Sole Benefit of Its Customers         8.86%
                Attn: Fund Administration
                4800 Deer Lake Drive E. 2nd Floor
                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------

                ----------------------------------------------------------------

                Equity Income Fund Class C
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                Lavedna Ellingson                                    19.11%
                Douglas Ellingson TTEES
                Lavedna Ellingson Marital Trust U/A Dtd 5-1-86
                8510 McClintock
                Tempe, AZ  85284-2527
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                MLPF&S for the Sole Benefit of Its Customers         10.60%
                Attn: Fund Administration
                4800 Deer Lake Drive E. 2nd Floor
                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                State Street Bank and Trust Company Custodian        5.07%
                Rollover IRA FBO
                Warren C. Smothers
                C/O Linsco Private Ledger
                4402 Vance Jackson Suite 101
                San Antonio, TX  78230-5333
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Equity Income Fund Class Y
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                First Union National Bank/EB/INT                     70.99%
                Reinvest Account
                Attn: Joe Gainey
                401 S. Tryon St. 3rd Fl.
                Charlotte, NC 28202-1911
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                State Street Bank and Trust Company                  6.36%
                Custodian Rollover IRA FBO
                Arnold Lieber
                33 W. 88th Street
                New York, NY 10024-2537
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                State Street Bank and Trust Company Custodian IRA    5.62%
                FBO
                Mitchell S. Cohen
                23 Gregory Lane
                Millwood, NY  10546-1039
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Growth and Income Fund Class A
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Growth and Income Fund Class B
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------

                ----------------------------------------------------------------

                Growth and Income Fund Class C
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                MLPF&S For the Sole Benefit of Its Customers         19.38%
                Attn: Fund Administration
                4800 Deer Lake Drive E. 2nd Floor
                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Growth and Income Fund Class Y
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                First Union National Bank EB/INT                     49.34%
                Reinvest Account
                Attn: Trust Operations Fund Group
                401 S. Tryon St. 3rd Fl. CMG 1151
                Charlotte, NC  28202-1911
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                First Union National Bank EB/INT                     25.51%
                Cash Account
                Attn: Trust Operations Fund Group
                401 S. Tryon St. 3rd Fl. CMG 1151
                Charlotte, NC  28202-1911
                ---------------------------------------------------- -----------

                ----------------------------------------------------------------

                Income and Growth Fund Class A
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Income and Growth Fund Class B
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Income and Growth Fund Class C
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Income and Growth Fund Class Y
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Small Cap Value Fund Class A
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Small Cap Value Fund Class B
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                MLPF&S For the Sole Benefit of Its Customers         8.28%
                Attn: Fund Administration
                4800 Deer Lake Drive E. 2nd Floor
                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Small Cap Value Fund Class C
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                MLPF&S For the Sole Benefit of Its Customers         17.12%
                Attn: Fund Administration
                4800 Deer Lake Drive E. 2nd Floor
                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Small Cap Value Fund Class Y
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                First Union National BK EB/INT                       64.06%
                Cash Account
                Attn: Trust Operations Fund Group
                401 S. Tryon St. 3rd Fl. CMG 1151
                Charlotte, NC 28202-1911
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                First Union National Bank EB/INT                     17.55%
                Reinvest Account
                Attn: Trust Operations Fund Group
                401 S. Tryon St. 3rd Fl. CMG 1151
                Charlotte, NC 28202-1911
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Income and Growth Fund Class A
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Income and Growth Fund Class B
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Income and Growth Fund Class C
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Income and Growth Fund Class Y
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Utility Fund Class A
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Utility Fund Class B
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------

                ----------------------------------------------------------------

                Utility Fund Class C
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                Wexford Clearing Services Corp.                      14.43%
                Edward S. Carrier
                57 Walbridge Road
                West Hartford, CT  06119-1344
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                MLPF&S For the Sole Benefit of Its Customers         9.61%
                Attn: Fund Administration
                4800 Deer Lake Drive E. 2nd Floor
                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                State Street Bank and Trust Company                  9.11%
                Custodian
                Rollover IRA FBO
                Sandra K. Rosenberg
                1558 Park Circle
                Mendota Heights, MN  55118-2745
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                PaineWebber FBO                                      5.01%
                Dee Ann Thomas
                682 Broad Ave. So.
                Naples, FL  34102
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Utility Fund Class Y
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                First Union National Bank                            63.83%
                Trust Accounts
                Attn: Ginny Batten
                11th Floor CMG-1151
                301 S. Tryon Street
                Charlotte, NC 28202-1910
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                First Union National Bank                            13.56%
                Trust Accounts
                Attn: Ginny Batten
                11th Floor CMG-1151
                301 S.Tryon Street
                Charlotte, NC 28202-1910
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                Khalid Iqbal C/F                                     6.11%
                Fatima Khalid IQBAL
                Unif Gift Min ACT KY
                401 Bogle Street
                Somerset, KY 42503-2870
                ---------------------------------------------------- -----------

                ----------------------------------------------------------------

                Value Fund Class A
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Value Fund Class B
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Value Fund Class C
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                Donaldson Lufkin Jenrette                            13.12%
                Securities Corporation Inc.
                P.O. Box 2052
                Jersey City, NJ 07303-9998
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                Douglas M. Ellingson                                 10.37%
                1833 East Carver St.
                Tempe, AZ  85284-2509
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                Douglas M. Ellingson TTEE                            6.91%
                Ellingson Irrevocable Trust
                1833 E. Carver St.
                Tempe, AZ  85284-2509
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Value Fund Class Y
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                First Union National Bank                            65.74%
                Trust Accounts
                Attn: Ginny Batten
                CMG-1151 11th Floor
                301 S. Tryon Street
                Charlotte, NC 28202-1910
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                First Union National Bank                            25.62%
                Trust Accounts
                Attn: Ginny Batten
                11th Floor CMG-1151
                301 S. Tryon Street
                Charlotte, NC 28202-1910
                ---------------------------------------------------- -----------

                                    EXPENSES
Advisory Fees

         Each Fund has its own investment advisor. (For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.) Evergreen Asset Management Corp. ("EAMC") is the investment advisor to Growth and Income Fund, Income and Growth Fund and Small Cap Value Fund. Lieber & Company acts as sub-advisor to these Funds, and is reimbursed by EAMC for the costs of providing sub-advisory services. EAMC is entitled to receive from each of these Funds an annual fee based on the Fund's average daily net assets, as follows:

                  ---------------------------------- -----------------

                  Average Daily Net Assets           Fee
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                         first $750 million               1.00%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $250 million               0.90%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                           over $1 billion                0.80%
                  ---------------------------------- -----------------

         Evergreen Investment Management ("EIM")(formerly known as Capital Management Group) a division of First Union National Bank is the investment advisor to Utility Fund and Value Fund. EIM is entitled to receive from each of these Funds an annual fee equal to 0.50% of the average daily net assets of the Fund.

         Evergreen Investment Management Company ("EIMC"), formerly Keystone Investment Management Company, is the investment advisor to Blue Chip Fund. EIMC is entitled to receive from Blue Chip Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ---------------------------------- -----------------

                  Average Daily Net Assets           Fee
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                         first $100 million               0.70%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $100 million               0.65%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $100 million               0.60%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $100 million               0.55%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $100 million               0.50%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $500 million               0.45%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $500 million               0.40%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          over $1.5 billion               0.35%
                  ---------------------------------- -----------------

         EIMC is also the investment advisor to Equity Income Fund. EIMC is entitled to receive from Equity Income Fund an annual fee based on 1.5% of the Fund's gross dividend and interest income plus a percentage of the Fund's average daily net assets, as follows:

                  ---------------------------------- -----------------

                  Average Daily Net Assets           Fee
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                         first $100 million               0.60%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $100 million               0.55%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $100 million               0.50%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $100 million               0.45%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $100 million               0.40%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $500 million               0.35%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                           over $1 billion                0.30%
                  ---------------------------------- -----------------

Advisory Fees Paid

         Below are the advisory fees accrued by each Fund for the last three fiscal periods.

  ---------------------------------- ------------------------ ------------------

  Fiscal Period/Fund                 Advisory Fee             Waiver
  ---------------------------------- ------------------------ ------------------
 -------------------------------------------------------------------------------

  Period Ended July 31, 1999
  ------------------------------------------------------------------------------
  ---------------------------------- ------------------------ ------------------

  Blue Chip Fund                           $2,858,644                  -0-
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Equity Income Fund                        $983,976                   -0-
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Growth and Income Fund                   $17,519,113                 -0-
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Income and Growth Fund                   $8,634,036                  -0-
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Small Cap Value Fund                     $2,765,667                  -0-
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Utility Fund                              $745,510                   -0-
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Value Fund                               $4,710,657                  -0-
  ---------------------------------- ------------------------ ------------------
  ------------------------------------------------------------------------------

  Periods Ended 1998
  ------------------------------------------------------------------------------
  ---------------------------------- ------------------------ ------------------

  Blue Chip Fund (1)                       $2, 052,676                 -0-
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Equity Income Fund (2)                   $1,062,354                  -0-
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Growth and Income Fund (2)               $16,275,918                 -0-
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Income and Growth Fund (2)               $9,685,921                  -0-
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Small Cap Value Fund (2)                 $2,055,006                  -0-
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Utility Fund (2)                          $704,533                 $204,617
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Value Fund (2)                           $7,023,408                  -0-
  ---------------------------------- ------------------------ ------------------
  ------------------------------------------------------------------------------

  Periods Ended 1997
  ------------------------------------------------------------------------------
  ---------------------------------- ------------------------ ------------------

  Blue Chip Fund (3)                       $1,794,364                  -0-
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Equity Income Fund (7)                    $546,092                   -0-
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Growth and Income Fund (4)               $5,736,248                  -0-
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Income and Growth Fund (5)               $4,371,784                  -0-
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Income and Growth Fund (6)               $8,823,541                  -0-
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Small Cap Value Fund (4)                  $180,153                 $35,183
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Utility Fund (4)                          $382,537                 $146,640
  ---------------------------------- ------------------------ ------------------
  ---------------------------------- ------------------------ ------------------

  Value Fund (4)                           $4,753,235                  -0-
  ---------------------------------- ------------------------ ------------------

(1) Eleven  months  ended  7/31/1998
(2) Year ended  7/31/1998
(3) Year ended 8/31/1997
(4) Seven months ended  7/31/1997
(5) Six months ended  7/31/1997
(6) Year ended 1/31/1997
(7) Eight months ended 7/31/1997

Brokerage Commissions

Below are the brokerage commissions paid by each Fund and brokerage commissions paid by the applicable Funds to Lieber & Company for the last three fiscal periods. For more information regarding brokerage commissions, see "Brokerage" in Part 2 of this SAI.

- ---------------------------------- ----------------------------- -----------------------

Fiscal Period/Fund                 Total Paid to All Brokers     Total Paid to Lieber
- ---------------------------------- ----------------------------- -----------------------
- ----------------------------------------------------------------------------------------

Period Ended July 31, 1999
- ----------------------------------------------------------------------------------------
- ---------------------------------- ----------------------------- -----------------------
Blue Chip Fund                              $1,128,579                    -0-
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Equity Income Fund                           $376,821                     -0-
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Growth and Income Fund                      $2,254,572                 $2,145,290
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Income and Growth Fund                      $2,647,692                 $1,734,853
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Small Cap Value Fund                         $410,670                   $322,591
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Utility Fund                                 $249,350                     -0-
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Value Fund                                  $2,327,193                    -0-
- ---------------------------------- ----------------------------- -----------------------
- ----------------------------------------------------------------------------------------

Periods Ended 1998
- ----------------------------------------------------------------------------------------
- ---------------------------------- ----------------------------- -----------------------

Blue Chip Fund (1)                           $722,562                     -0-
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Equity Income Fund (2)                       $247,967                     -0-
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Growth and Income Fund (2)                  $1,527,103                 $1,460,628
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Income and Growth Fund (2)                  $2,839,407                 $1,762,628
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Small Cap Value Fund (2)                     $382,504                   $305,340
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Utility Fund (2)                             $255,495                     -0-
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Value Fund (2)                              $2,277,475                    -0-
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Periods Ended 1997
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Blue Chip Fund (3)                           $656,022                     -0-
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Equity Income Fund (7)                       $153,935                     -0-
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Growth and Income Fund (4)                   $412,968                   $348,590
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Income and Growth Fund (5)                  $1,575,483                 $1,066,378
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Income and Growth Fund (6)                  $3,529,313                 $2,835,293
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Small Cap Value Fund (4)                     $74,018                    $61,390
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Utility Fund (4)                             $220,091                     -0-
- ---------------------------------- ----------------------------- -----------------------
- ---------------------------------- ----------------------------- -----------------------

Value Fund (4)                               $273,045                     -0-
- ---------------------------------- ----------------------------- -----------------------

(1)  Eleven  months  ended  7/31/1998
(2) Year ended 7/31/1998
(3) Year ended 8/31/1997
(4) Seven months ended  7/31/1997
(5) Six months ended  7/31/1997
(6) Year ended 1/31/1997
(7) Eight months ended 7/31/1997

Percentage of Brokerage Commissions Paid to Lieber & Company

         The table below shows, for the fiscal year ended July 31, 1999, (1) the percentage of aggregate brokerage commissions paid by each applicable Fund to Lieber & Company and (2) the percentage of each applicable Fund's aggregate dollar amount of commissionable transactions effected through Lieber & Company. For more information, see "Selection of Brokers" under "Brokerage" in Part 2 of this SAI.

- --------------------------------- -------------------------------- ----------------------------------------
                                  Percentage of Commissions to     Percentage of Commissionable
                                  Lieber & Company                 Transactions through Lieber & Company
Fund
- --------------------------------- -------------------------------- ----------------------------------------
- --------------------------------- -------------------------------- ----------------------------------------
Growth and Income Fund            95.2%                            91.4%
- --------------------------------- -------------------------------- ----------------------------------------
- --------------------------------- -------------------------------- ----------------------------------------

Income and Growth Fund            65.5%                            39.3%
- --------------------------------- -------------------------------- ----------------------------------------
- --------------------------------- -------------------------------- ----------------------------------------

Small Cap Value Fund              78.6%                            65.0%
- --------------------------------- -------------------------------- ----------------------------------------

Portfolio Turnover

         The Funds generally do not take portfolio turnover into account in making investment decisions. This means the Funds could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Funds and their shareholders. It may also result in the Funds realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Underwriting Commissions

         Below are the underwriting commissions paid by each Fund and the amounts retained by the principal underwriter for the last three fiscal periods. For more information, see "Principal Underwriter" in Part 2 of this SAI.

- -------------------------------------- ----------------------------------- ------------------------------------------
                                       Total Underwriting Commissions      Underwriting Commissions Retained
Fiscal Period/Fund
- -------------------------------------- ----------------------------------- ------------------------------------------

Period ended July 31, 1999
- ---------------------------------------------------------------------------------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------
Blue Chip Fund                         $1,387,879                          $55,530
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Equity Income Fund                     $228,712                            -0-
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Growth and Income Fund                 $1,065,602                          $36,299
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Income and Growth Fund                 $145,172                            $11,661
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Small Cap Value Fund                   $472,825                            $35,233
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Utility Fund                           $103,237                            -0-
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Value Fund                             $193,003                            $16,490
- -------------------------------------- ----------------------------------- ------------------------------------------
- ---------------------------------------------------------------------------------------------------------------------

Periods ended 1998
- ---------------------------------------------------------------------------------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Blue Chip Fund (1)                     $1,989,997                          $23,620
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Equity Income Fund (2)                 $849,763                            $30,676
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Growth and Income Fund (2)             $20,963,554                         $603,197
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Income and Growth Fund (2)             $649,901                            $26,252
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Small Cap Value Fund (2)               $6,344,098                          $182,887
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Utility Fund (2)                       $327,363                            $13,944
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Value Fund (2)                         $2,716,315                          $109,283
- -------------------------------------- ----------------------------------- ------------------------------------------

- ---------------------------------------------------------------------------------------------------------------------

Periods ended 1997
- ---------------------------------------------------------------------------------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------
Blue Chip Fund (3)                     $1,017,961                          $363,862
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Equity Income Fund (7)                 $128,762                            $7,709
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Growth and Income Fund (4)             $1,796,199                          $169,177
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Income and Growth Fund (5)             $41,996                             $4,196
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Income and Growth Fund (6)             $187,403                            $20,208
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Small Cap Value Fund (4)               $72,045                             $8,281
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Utility Fund (4)                       $15,633                             $1,789
- -------------------------------------- ----------------------------------- ------------------------------------------
- -------------------------------------- ----------------------------------- ------------------------------------------

Value Fund (4)                         $479,927                            $51,343
- -------------------------------------- ----------------------------------- ------------------------------------------

(1) Eleven  months  ended  7/31/1998
(2) Year ended  7/31/1998
(3) Year ended 8/31/1997
(4) Seven months ended  7/31/1997
(5) Six months ended  7/31/1997
(6) Year ended 1/31/1997
(7) Eight months ended 7/31/1997

12b-1 Fees

         Below are the 12b-1 fees paid by each Fund for the fiscal year ended July 31, 1999. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

- -------------------- --------------------------------- -------------------------------- ---------------------------------

                     Class A                           Class B                          Class C
Fund
- -------------------- --------------------------------- -------------------------------- ---------------------------------
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------
                     Distribution     Service Fees     Distribution     Service Fees    Distribution     Service Fees
                     Fees                              Fees                             Fees
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------
Blue Chip Fund
                     -0-              $774,362         $1,228,306       $409,435        $11,459          $3,820
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------

Equity Income Fund
                     -0-              $127,494         $662,123         $219,982        $139,251         $46,417
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------

Growth and Income
Fund                 -0-              $676,478         $7,038,523       $2,346,174      $329,695         $109,898
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------

Income and Growth
Fund                 -0-              $34,283          $379,904         $126,634        $8,087           $2,696
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------


- -------------------- --------------------------------- -------------------------------- ---------------------------------

                     Class A                           Class B                          Class C

Fund
                     --------------------------------- -------------------------------- ---------------------------------
                     ---------------- ---------------- ---------------- --------------- ---------------- ----------------

                     Distribution     Service Fees     Distribution     Service Fees    Distribution     Service Fees
                     Fees                              Fees                             Fees
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------

Small Cap Value
Fund                 -0-              $149,687         $889,482         $296,494        $179,951         $59,983
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------

Utility Fund         -0-              $245,543         $357,248         $119,083        $4,596           $1,532
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------

Value Fund           -0-              $1,154,951       $2,433,726       $811,242        $34,053          $11,351
- -------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------

Trustee Compensation

         Listed below is the Trustee compensation paid by the Trust individually for the fiscal year ended July 31, 1999 and by the Trust and the eight other trusts in the Evergreen Fund Complex for the calendar year ended December 31, 1998. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

         ------------------------------- ------------------------------ -----------------------------
                                                                        Total Compensation from the
                                         Aggregate Compensation from    Evergreen Fund Complex for
                                         the Trust for the fiscal       the calendar year ended
         Trustee                         year ended 7/31/1999           12/31/1998**
         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------
         Laurence B. Ashkin              $7,013                         $75,500
         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------

         Charles A. Austin, III          $7,043                         $75,500
         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------

         K. Dun Gifford                  $6,937                         $73,000
         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------

         James S. Howell                 $9,071                         $99,500
         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------

         Leroy Keith Jr.                 $6,937                         $73,000
         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------

         Gerald M. McDonnell             $7,012                         $75,500
         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------

         Thomas L. McVerry               $8,085                         $86,500
         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------

         William Walt Pettit             $6,937                         $68,000
         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------

         David M. Richardson             $6,937                         $73,000
         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------

         Russell A. Salton, III          $7,162                         $79,000
         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------

         Michael S. Scofield*            $8,489                         $79,500
         ------------------------------- ------------------------------ -----------------------------


         ------------------------------- ------------------------------ -----------------------------
                                                                        Total Compensation from the
                                         Aggregate Compensation from    Evergreen Fund Complex for
                                         the Trust for the fiscal       the calendar year ended
                                         year ended 7/31/1999           12/31/1998**
         Trustee
         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------

         Richard J. Shima                $6,937                         $73,000
         ------------------------------- ------------------------------ -----------------------------

          * As of January 1, 2000, Michael S. Scofield will become Chairman of the Board and James S. Howell will become Trustee Emeritus.
          ** Certain Trustees have elected to defer all or part of their total compensation for the calendar year ended December 31, 1998. The amounts listed below will be payable in later years to the respective Trustees:

          Austin           $11,325
          Howell           $79,200
          McDonnell        $75,500
          McVerry          $86,500
          Petit            $68,000
          Salton           $78,500

                                   PERFORMANCE

Total Return

         Below are the annual total returns for each class of shares of the Funds (including applicable sales charges) as of July 31, 1999. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

- ------------------------- ------------------ --------------------- -------------------- ---------------------
                                                                   Ten Years or Since
Fund/Class                One Year           Five Years            Inception            Inception Date
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- -------------------------------------------------------------------------------------------------------------

Blue Chip Fund (1)
- -------------------------------------------------------------------------------------------------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------
Class A                   11.71%             20.42%                13.58%               1/20/1998
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class B                   11.26%             20.66%                13.31%               9/11/1935
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class C                   15.37%             20.74%                13.21%               1/22/1998
- ------------------------- ------------------ --------------------- -------------------- ---------------------




- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class Y                   17.46%             21.88%                14.40%               4/30/1999
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- -------------------------------------------------------------------------------------------------------------

Equity Income Fund (2)
- -------------------------------------------------------------------------------------------------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class A                   3.06%              17.56%                12.95%               4/14/1987
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class B                   2.74%              17.56%                12.92%               2/1/1993
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class C                   6.45%              17.79%                12.92%               2/1/1993
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class Y                   8.44%              18.77%                13.53%               1/13/1997
- ------------------------- ------------------ --------------------- -------------------- ---------------------





- -------------------------------------------------------------------------------------------------------------

Growth and Income Fund (3)
- -------------------------------------------------------------------------------------------------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class A                   -0.47%             17.31%                13.60%               1/3/1995
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class B                   -1.27%             17.50%                13.78%               1/3/1995
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class C                   2.69%              17.71%                13.79%               1/3/1995
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class Y                   4.75%              18.74%                14.29%               10/15/1986
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- -------------------------------------------------------------------------------------------------------------

Income and Growth Fund (3)
- -------------------------------------------------------------------------------------------------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class A                   6.80%              12.68%                9.42%                1/3/1995
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class B                   6.48%              12.79%                9.58%                1/3/1995
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class C                   10.37%             13.01%                9.58%                1/3/1995
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class Y                   12.46%             14.02%                10.07%               8/31/1978
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- -------------------------------------------------------------------------------------------------------------

Small Cap Value Fund (3)
- -------------------------------------------------------------------------------------------------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class A                   -2.71%             14.11%                12.07%               1/3/1995
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class B                   -3.59%             14.21%                12.25%               1/3/1995
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class C                   0.30%              14.40%                12.31%               1/24/1995
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class Y                   2.31%              15.50%                13.23%               10/1/1993
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- -------------------------------------------------------------------------------------------------------------

Utility Fund (4)
- -------------------------------------------------------------------------------------------------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class A                   20.03%             15.88%                13.34%               1/4/1994
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class B                   20.23%             15.93%                13.42%               1/4/1994
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class C                   24.23%             16.17%                13.59%               9/2/1994
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- ------------------------- ------------------ --------------------- -------------------- ---------------------

Class Y                   26.35%             17.29%                14.61%               2/28/1994
- ------------------------- ------------------ --------------------- -------------------- ---------------------
- -------------------------------------------------------------------------------------------------------------

Value Fund (2)
- -------------------------------------------------------------------------------------------------------------
- ----------------------- -------------------- --------------------- -------------------- ---------------------

Class A                 8.08%                17.45%                12.98%               4/12/1985
- ----------------------- -------------------- --------------------- -------------------- ---------------------
- ----------------------- -------------------- --------------------- -------------------- ---------------------

Class B                 7.65%                17.54%                13.03%               2/2/1993
- ----------------------- -------------------- --------------------- -------------------- ---------------------
- ----------------------- -------------------- --------------------- -------------------- ---------------------

Class C                 11.66%               17.77%                13.13%               9/2/1994
- ----------------------- -------------------- --------------------- -------------------- ---------------------
- ----------------------- -------------------- --------------------- -------------------- ---------------------

Class Y                 13.81%               18.90%                13.79%               1/3/1991
- ----------------------- -------------------- --------------------- -------------------- ---------------------

(1) Historical performance shown for Classes A, C, and Y prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and Y have been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. The 12b-1 fees for Class A are 0.25%, for Class B are 1.00%, and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had not been eliminated, returns would have been lower.
(2) Historical performance shown for Classes B, C, and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C, and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00%, and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher.
(3) Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00%, and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.
(4) Historical performance shown for Classes C and Y prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. These historical returns for Classes C and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower while returns for Class Y would have been higher.


                      COMPUTATION OF CLASS A OFFERING PRICE

         Class A shares are sold at the net asset value ("NAV") plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $100,000 based upon the NAV of each Fund's Class A shares at the end of each Fund's latest fiscal period. For more information, see "Purchase, Redemption and Pricing of Shares."

- --------------------------------- ------------------ ---------------- ------------------- -------------------
                                                                      Per Share Sales     Offering Price
Fund                              Date               NAV              Charge              Per Share
- --------------------------------- ------------------ ---------------- ------------------- -------------------
- --------------------------------- ------------------ ---------------- ------------------- -------------------
Blue Chip Fund                    7/31/1999          $32.88           4.75%               $34.52
- --------------------------------- ------------------ ---------------- ------------------- -------------------
- --------------------------------- ------------------ ---------------- ------------------- -------------------

Equity Income Fund                7/31/1999          $20.17           4.75%               $21.18
- --------------------------------- ------------------ ---------------- ------------------- -------------------
- --------------------------------- ------------------ ---------------- ------------------- -------------------

Growth and Income Fund            7/31/1999          $29.56           4.75%               $31.03
- --------------------------------- ------------------ ---------------- ------------------- -------------------
- --------------------------------- ------------------ ---------------- ------------------- -------------------

Income and Growth Fund            7/31/1999          $22.57           4.75%               $23.70
- --------------------------------- ------------------ ---------------- ------------------- -------------------
- --------------------------------- ------------------ ---------------- ------------------- -------------------

Small Cap Value Fund              7/31/1999          $15.57           4.75%               $16.35
- --------------------------------- ------------------ ---------------- ------------------- -------------------
- --------------------------------- ------------------ ---------------- ------------------- -------------------

Utility Fund                      7/31/1999          $12.85           4.75%               $13.49
- --------------------------------- ------------------ ---------------- ------------------- -------------------
- --------------------------------- ------------------ ---------------- ------------------- -------------------

Value Fund                        7/31/1999          $24.86           4.75%               $26.10
- --------------------------------- ------------------ ---------------- ------------------- -------------------

                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. ("EIS") serves as administrator for Utility Fund and Value Fund, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee from the Fund based on the total assets of all mutual funds for which EIS serves as administrator and a First Union Corporation subsidiary serves as investment advisor. The fee paid to EIS is calculated in accordance with the following schedule:

                              ----------------------- --------------------

                              Assets                  Fee
                              ----------------------- --------------------
                              ----------------------- --------------------

                                 First $7 billion           0.050%
                              ----------------------- --------------------
                              ----------------------- --------------------

                                 Next $3 billion            0.035%
                              ----------------------- --------------------
                              ----------------------- --------------------

                                 Next $5 billion            0.030%
                              ----------------------- --------------------
                              ----------------------- --------------------

                                 Next $10 billion           0.020%
                              ----------------------- --------------------
                              ----------------------- --------------------

                                 Next $5 billion            0.015%
                              ----------------------- --------------------
                              ----------------------- --------------------

                                 Over $30 billion           0.010%
                              ----------------------- --------------------

         EIS also provides facilities, equipment and personnel to Blue Chip Fund, Growth and Income Fund, Income and Growth Fund, Small Cap Value Fund and Equity Income Fund on behalf of the investment advisor. Blue Chip Fund and Equity Income Fund reimburse EIS for providing such services.

         EIS also provides facilities, equipment and personnel to Blue Chip Fund, Growth and Income Fund, Income and Growth Fund, Small Cap Value Fund and Equity Income Fund on behalf of the investment advisor. Blue Chip Fund and Equity Income Fund reimburse EIS for providing such services.

         For Growth and Income Fund, Income and Growth Fund and Small Cap Value Fund, the administration fee is paid by the investment advisor and is not a Fund expense. Below are the administrative service fees paid for the last three fiscal years for the Funds referenced:

- ------------------------------- ---------------------------- ---------------------------- ----------------------------
Fund                            1999                         1998                         1997
- ------------------------------- ---------------------------- ---------------------------- ----------------------------
- ------------------------------- ---------------------------- ---------------------------- ----------------------------
Blue Chip Fund                  $70,063                      $53,198(1)                   $44,985(3)
- ------------------------------- ---------------------------- ---------------------------- ----------------------------
- ------------------------------- ---------------------------- ---------------------------- ----------------------------

Equity Income Fund              $25,962                      $33,743(2)                   $10,250(4)
- ------------------------------- ---------------------------- ---------------------------- ----------------------------
- ------------------------------- ---------------------------- ---------------------------- ----------------------------

Utility Fund                    $30,350                      $32,705(2)                   $28,507*(5)
- ------------------------------- ---------------------------- ---------------------------- ----------------------------
- ------------------------------- ---------------------------- ---------------------------- ----------------------------

Value Fund                      $192,070                     $235,670(2)                  $352,965*(5)
- ------------------------------- ---------------------------- ---------------------------- ----------------------------

(1) Eleven  months  ended  7/31/1998
(2) Year ended  7/31/1998
(3) Year ended 8/31/1997
(4) Eight months ended 7/31/1997
(5) Seven months ended 7/31/1997
*Amounts include administration fees paid to EAMC (administrator to funds prior to March 11, 1997)


Transfer Agent

         Evergreen Service Company ("ESC"), a subsidiary of First Union Corporation, is the Fund's transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is P.O. Box 2121, Boston, Massachusetts 02106-2121.

         The Fund pays ESC annual fees as follows:

                 -------------------------------------- ----------------- --------------------
                                                        Annual Fee Per    Annual Fee Per
                                                        Open Account*     Closed Account**
                 Fund Type
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------
                 Monthly Dividend Funds                 $25.50            $9.00
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Quarterly Dividend Funds               $24.50            $9.00
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Semiannual Dividend Funds              $23.50            $9.00
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Annual Dividend Funds                  $23.50            $9.00
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Money Market Funds                     $25.50            $9.00
                 -------------------------------------- ----------------- --------------------

         * For shareholder accounts only. Each Fund pays ESC cost plus 15% for broker accounts.
         ** Closed accounts are maintained on the system in order to facilitate historical tax information.


Distributor

         Evergreen Distributor, Inc. (the "Distributor") markets the Funds through broker-dealers and other financial representatives. Its address is 90 Park Avenue, New York, NY 10016.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund.


Custodian

         State Street Bank and Trust Company is the Funds' custodian. The bank keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is 225 Franklin Street, Boston, Massachusetts 02110.


Legal Counsel

         Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.


                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121.

                                 EVERGREEN FUNDS
                   Statement of Additional Information ("SAI")

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund or the Class in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy. Evergreen Equity Income Fund may also invest in debt securities and high grade preferred stocks for defensive purposes when its investment advisor determines a temporary defensive strategy is warranted.

U.S. Government Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

         (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

         (ii)     Farmers Home Administration;

         (iii)    Federal Home Loan Banks;

         (iv)     Federal Home Loan Mortgage Corporation;

         (v)      Federal National Mortgage Association; and

         (vi)     Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association ("GNMA"). The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Dollar Roll Transactions

         The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income.

Dollar rolls may be viewed as a borrowing by the Fund, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Warrants

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Swaps, Caps, Floors and Collars

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service, Inc. ("Moody's") or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Indexed Securities

         The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Options

         An option is a right to buy or sell a security for a specified price within a limited time period. The option buyer pays the option seller (known as the "writer") for the right to buy, which is a "call" option, or the right to sell, which is a "put" option. Unless the option is terminated, the option seller must then buy or sell the security at the agreed-upon price when asked to do so by the option buyer.

         The Fund may buy or sell put and call options on securities it holds or intends to acquire, and may purchase put and call options for the purpose of offsetting previously written put and call options of the same series. The Fund may also buy and sell options on financial futures contracts. The Fund will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire.

         The Fund may write only covered options. With regard to a call option, this means that the Fund will own, for the life of the option, the securities subject to the call option. The Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If the Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised, resulting in a potential loss of value to the Fund.

Futures Transactions

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

         The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

Premium Securities

         The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. ("Fitch") or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond and the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting stocks of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal Bonds

         The Fund may  invest in  municipal  bonds of any  state,  territory  or possession of the United States ("U.S."), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the Virgin Islands and Guam or (b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Brady Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind ("PIK") securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accredit interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

         The Fund may invest in investments related to real estate including real estate investment trusts ("REITs"). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"), each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the Securities and Exchange Commission ("SEC") and are freely exchanged on a securities exchange or in the over-the-counter market.


                        PURCHASE AND REDEMPTION OF SHARES

         You may buy shares of the Fund through Evergreen Distributor, Inc. ("EDI"), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to four different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all. Each Fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of First Union National Bank ("FUNB") and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen Fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC.

Class B Shares

         The Fund offers Class B shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

         REDEMPTION TIME                                                                  CDSC RATE
         Month of purchase and the first 12-month
         period following the month of purchase...........................................        5.00%
         Second 12-month period following the month of purchase...........................        4.00%
         Third 12-month period following the month of purchase............................        3.00%
         Fourth 12-month period following the month of purchase...........................        3.00%
         Fifth 12-month period following the month of purchase............................        2.00%
         Sixth 12-month period following the month of purchase............................        1.00%
         Thereafter.......................................................................        0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with EDI. The Fund offers Class C shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC of 1.00% on shares you redeem within 12-months after the month of your purchase. See "Contingent Deferred Sales Charge" below.

Class Y Shares

         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by (2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor's affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Institutional Shares, Institutional Service Shares

         Each institutional class of shares is sold without a front-end sales charge or contingent deferred sales charge. Institutional Service shares pay an ongoing service fee. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Institutional and Institutional Service shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc., paid to EDI or its predecessor.

                       SALES CHARGE WAIVERS AND REDUCTIONS

         The following information is not applicable to Institutional and Institutional Service shares.

         If you making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen Funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen Funds. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

         You can reduce your sales charge by adding the value of Class A shares of Evergreen Funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen Fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

         The Fund may sell its shares at net asset value without an initial sales charge to:

         1.       purchasers of shares in the amount of $1 million or more;

         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

         3. institutional investors, which may include bank trust departments and registered investment advisors;

         4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

         5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

         7. employees of FUNB, its affiliates, EDI, any broker-dealer with whom EDI, has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

         8. certain Directors, Trustees, officers and employees of the Evergreen Funds, EDI or their affiliates and to the immediate families of such persons; or

         9. a bank or trust company acting as trustee for a single account in the name of such bank or trust company if the initial investment in any of the Evergreen Funds made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCs

         The Fund does not impose a CDSC when the shares you are redeeming represent:

         1. an increase in the share value above the net cost of such shares;

         2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares that are in the accounts of a shareholder who has died or become disabled;

         4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 years old;

         6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

         7. an automatic withdrawal under an Systematic Income Plan of up to 1.0% per month of your initial account balance;

         8. a withdrawal consisting of loan proceeds to a retirement plan participant;

         9. a financial hardship withdrawal made by a retirement plan participant;

         10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

         11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen Fund which offers the same class of shares. Shares of any class of the Evergreen Select Funds may be exchanged for the same class of shares of any other Evergreen Select Fund. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.


                               PRICING OF SHARES

Calculation of Net Asset Value

         The Fund calculates its net asset value ("NAV") once daily (or twice daily, for Money Market Funds) on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

         (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

         (6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Fund's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.

                            PERFORMANCE CALCULATIONS

Total Return

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The following is the formula used to calculate average annual total return:

                                     P(1 + T)n = ERV

         P = initial payment of $1,000 T = average annual total return N = number of years
         ERV = ending redeemable value of the initial $1,000

Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                          a-b
                          Yield = 2[(----- +1)6 - 1]
                                      cd

         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

                Effective Yield = [(base period return)] + 1) 365/7] - 1

Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:


                                                Yield
                  Tax Equivalent Yield = ---------------------
                                          1 - Income Tax Rate

                  The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.

                             PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with EDI with respect to each class of the Fund. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.


                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class C and Institutional Service shares, as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Class A, Class B, Class C and Institutional Service shares, as applicable, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as follows:

                        ------------------------------- ---------------

                                   Class A                  0.75%*
                        ------------------------------- ---------------
                        ------------------------------- ---------------

                                   Class B                  1.00%
                        ------------------------------- ---------------
                        ------------------------------- ---------------

                                   Class C                  1.00%
                        ------------------------------- ---------------
                        ------------------------------- ---------------

                            Institutional Service           0.75%*
                        ------------------------------- ---------------

          * Currently limited to 0.25% or less to be used exclusively as a shareholder service fee. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay distribution or service fees greater than the amounts above.

         Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Class A, Class B, Class C and Institutional Service shares, as applicable. The compensation is based on a maximum annual percentage of the average daily net assets attributable to a class, as follows:

                                  ----------------------------- -------------
                                  Class A                       0.25%*
                                  ----------------------------- -------------
                                  ----------------------------- -------------
                                  Class B                       1.00%
                                  ----------------------------- -------------
                                  ----------------------------- -------------
                                  Class C                       1.00%
                                  ----------------------------- -------------
                                  ----------------------------- -------------
                                  Institutional Service         0.25%*
                                  ----------------------------- -------------

         *May be lower. See the expense table in the prospectus of the Fund in which you are interested.

         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreements may be paid by the Fund's Distributor to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreements is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least annually on Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting EDI to compensate broker-dealers in connection with the sale of such shares.

Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, and Institutional Service shares and are charged as class expenses, as accrued.
         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C and Institutional Service shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional Service shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C and Institutional Service shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C and Institutional Service shares.

         In the event that the Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to that class or classes, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Distribution Agreement not previously recovered by the EDI from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.


                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Code, as amended. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond fund or U.S. Treasury or U.S. Government money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond fund or U.S. Treasury or U.S. Government money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended.) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund.

Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         If the Fund is advised by Evergreen Asset Management Company ("EAMC"), Lieber & Company, an affiliate of EAMC and a member of the New York and American Stock Exchanges, will, to the extent practicable, effect substantially all of the portfolio transactions effected on those exchanges for the Fund.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.


                                  ORGANIZATION

         The foregoing is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV"applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Banking Laws

         The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered, open-end investment companies such as the Trust. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. FUNB and its affiliates are subject to, and in compliance with, the aforementioned laws and regulations.

         Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If FUNB and its affiliates were prevented from continuing to provide for services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve a new investment advisor. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.


                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. The Fund's current Managers are EAMC, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, Inc.

         The Trust and FUNB have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.


                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services.
See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, James Howell, the Vice Chairman of the Board, Michael Scofield, and Russell Salton, each of whom is an Independent Trustee. Commencing January 1, 2000, the Trust's Executive Committee will consist of the Chairman of the Board, Michael Scofield, K. Dunn Gifford and Russell Salton. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings.

         Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.


Name                                 Position with Trust         Principal Occupations for Last Five Years
Laurence B. Ashkin                   Trustee                     Real estate developer and construction consultant; and
(DOB: 2/2/28)                                                    President of Centrum Equities (real estate development) and
                                                                 Centrum Properties, Inc.(real estate development).

Charles A. Austin III                Trustee                     Investment Counselor to Appleton Partners, Inc.(investment
(DOB: 10/23/34)                                                  advice); former Director, Executive Vice President and
                                                                 Treasurer, State Street Research & Management Company
                                                                 (investment advice); Director, The Andover Companies
                                                                 (insurance); and Trustee, Arthritis Foundation of New
                                                                 England.

K. Dun Gifford                       Trustee                     Trustee, Treasurer and Chairman of the Finance Committee,
(DOB: 10/12/38)                                                  Cambridge College; Chairman Emeritus and Director, American
                                                                 Institute    of

                                                                 Food and  Wine;  Chairman  and  President, Oldways Preservation and
                                                                 Exchange  Trust  (education);   former  Chairman  of  the  Board,
                                                                 Director,  and  Executive  Vice  President,  The  London  Harness
                                                                 Company  (leather  goods  purveyor);   former  Managing  Partner,
                                                                 Roscommon Capital Corp.; former Chief Executive Officer,  Gifford
                                                                 Gifts  of  Fine  Foods;  former  Chairman,  Gifford,  Drescher  &
                                                                 Associates (environmental consulting).

James S. Howell*                     Chairman of the Board       Former Chairman of the Distribution Committee, Foundation
(DOB: 8/13/24)                       of  Trustees                for the Carolinas; and former Vice President of Lance Inc.
                                                                 (food manufacturing).

Leroy Keith, Jr.                     Trustee                     Chairman of the Board and Chief Executive Officer, Carson
(DOB: 2/14/39)                                                   Products Company (manufacturing); Director of Phoenix Total
                                                                 Return Fund and Equifax, Inc. (worldwide information
                                                                 management); Trustee of Phoenix Series Fund, Phoenix
                                                                 Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
                                                                 and former President, Morehouse College.

Gerald M. McDonnell                  Trustee                     Sales and Marketing Management with Nucor-Yamoto, Inc.
(DOB: 7/14/39)                                                   (steel producer).

Thomas L. McVerry                    Trustee                     Former Vice President and Director of Rexham Corporation
(DOB: 8/2/39)                                                    (manufacturing); and Director of Carolina Cooperative
                                  Credit Union.

William Walt Pettit                  Trustee                     Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)






Name                                 Position with Trust         Principal Occupations for Last Five Years

David M. Richardson                  Trustee                     Vice Chair and former Executive Vice President, DHR
(DOB: 9/14/41)                                                   International, Inc. (executive recruitment); former Senior
                                                                 Vice President, Boyden International Inc. (executive
                                                                 recruitment); and Director, Commerce and Industry
                                                                 Association of New Jersey, 411 International, Inc.
                                                                 (communications), and J&M Cumming Paper Co.

Russell A. Salton, III MD            Trustee                     Medical Director, U.S. Health Care/Aetna Health Services;
(DOB: 6/2/47)                                                    former Managed Health Care Consultant; and former
                                                                 President, Primary Physician Care.

Michael S. Scofield*                 Vice Chairman of the        Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)                       Board of Trustees

Richard J. Shima                     Trustee                     Independent Consultant; former Chairman, Environmental
(DOB: 8/11/39)                                                   Warranty, Inc. (insurance agency); former Executive
                                                                 Consultant, Drake Beam Morin, Inc. (executive
                                                                 outplacement); Director of CTG Resources, Inc. (natural
                                                                 gas), Hartford Hospital, Old State House Association, and
                                                                 Enhance Financial Services, Inc.; former Director Middlesex
                                                                 Mutual Assurance Company; former Chairman, Board of
                                                                 Trustees, Hartford Graduate Center; Trustee, Greater
                                                                 Hartford YMCA.

Anthony J. Fischer**                 President and Treasurer     Vice President/Client Services, BISYS Fund Services.
(DOB:2/10/59)

Nimish S. Bhatt***                   Vice President and          Vice President, Tax, BISYS Fund Services; former Assistant
(DOB: 6/6/63)                        Assistant Treasurer         Vice President, EAMC/First Union National Bank; former
                                                                 Senior Tax Consulting/Acting Manager, Investment Companies
                                                                 Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft***                        Vice President              Team Leader, Fund Administration, BISYS Fund Services.
(DOB: 1/23/65)
                                                                 Senior Vice President and Assistant General Counsel, First
Michael H. Koonce                    Secretary                   Union Corporation; former Senior Vice President and General
(DOB: 4/20/60)                                                   Counsel, Colonial Management Associates, Inc.

* As of January 1, 2000, Michael S. Scofield will become Chairman of the Board and James S. Howell will become Trustee Emeritis.
**     Address: BISYS Fund Services, 90 Park Avenue, New York, New York 10016
***    Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001

                      CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                      COMPARISON OF LONG-TERM BOND RATINGS

     ----------------- ---------------- --------------- =================================================

     MOODY'S           S&P              FITCH           Credit Quality
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================
     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Aa                AA               AA              Almost Excellent Quality (very low risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     A                 A                A               Good Quality (low risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Baa               BBB              BBB             Satisfactory Quality (some risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Ba                BB               BB              Questionable Quality (definite risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     B                 B                B               Low Quality (high risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

                       D                DDD/DD/D        In Default
     ----------------- ---------------- --------------- =================================================


                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.
Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

- --  Leading market positions in well-established industries.

- --  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.


S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o On the day an interest and/or principal payment is due and is not paid. An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.



                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.
Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.


                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

- --  Leading market positions in well-established industries.

- --  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.


S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.



                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                                                          Annual Report

                                                          as of July 31, 1999



                               Evergreen
                                      Growth and Income Funds



                            [GRAPHIC APPEARS HERE]


              [LOGO OF         Evergreen Funds
               EVERGREEN
               APPEARS HERE]      SINCE 1932

                              Table of Contents

Letter to Shareholders ..................................................     1

Evergreen Blue Chip Fund

   Fund at a Glance ......................................................    2

   Portfolio Manager Interview ...........................................    3

Evergreen Equity Income Fund

   Fund at a Glance ......................................................    6

   Portfolio Manager Interview ...........................................    7

Evergreen Growth and Income Fund

   Fund at a Glance ......................................................   10

   Portfolio Manager Interview ...........................................   11

Evergreen Income and Growth Fund

   Fund at a Glance ......................................................   14

   Portfolio Manager Interview ...........................................   15

Evergreen Small Cap Value Fund

   Fund at a Glance ......................................................   18

   Portfolio Manager Interview ...........................................   19

Evergreen Utility Fund

   Fund at a Glance ......................................................   21

   Portfolio Manager Interview ...........................................   22

Evergreen Value Fund

   Fund at a Glance ......................................................   25

   Portfolio Manager Interview ...........................................   26

Financial Highlights

   Evergreen Blue Chip Fund ..............................................   28
   Evergreen Equity Income Fund ..........................................   30
   Evergreen Growth and Income Fund ......................................   32
   Evergreen Income and Growth Fund ......................................   34
   Evergreen Small Cap Value Fund ........................................   36
   Evergreen Utility Fund ................................................   38
   Evergreen Value Fund ..................................................   40

Schedule of Investments

   Evergreen Blue Chip Fund ..............................................   42
   Evergreen Equity Income Fund ..........................................   44
   Evergreen Growth and Income Fund ......................................   46
   Evergreen Income and Growth Fund ......................................   50
   Evergreen Small Cap Value Fund ........................................   54
   Evergreen Utility Fund ................................................   57
   Evergreen Value Fund ..................................................   58

Statements of Assets and Liabilities .....................................   60

Statements of Operations .................................................   61

Statements of Changes in Net Assets ......................................   62

Combined Notes to Financial Statements ...................................   65

Independent Auditors' Report .............................................   76

Additional Information ...................................................   77


                                 Evergreen Funds


Evergreen Funds is one of the nation's fastest growing investment companies with over $70 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.


Mutual Funds:  ARE NOT FDIC INSURED   May lose value . Are not bank guaranteed


                          Evergreen Distributor, Inc.

      Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.

                             Letter to Shareholders
                             ----------------------
                                 September 1999


[PHOTO OF WILLIAM M. ENNIS APPEARS HERE]

William M. Ennis
President and CEO

Dear Evergreen Shareholders,

We are pleased to provide the Evergreen Growth and Income Funds annual report, which covers the fiscal year ended July 31, 1999.

Continued Strength in the Domestic Economy

Early in the fiscal period, stock markets around the world declined dramatically during the summer and into the early fall of 1998. The Federal Reserve lowered interest rates three separate times in order to help stabilize global markets and these actions successfully restored investor confidence. As a result, the U.S. stock market rallied strongly in the final quarter of 1998 and into the first half of 1999.

During the first quarter of 1999, a handful of large capitalization growth stocks, technology stocks in particular, continued to dominate market performance. During the second quarter, participation broadened to include both value stocks and small company stocks: two areas that had disappointed investors for several years. The recent growth in these areas may be a sign that the record bull market is repositioning itself to continue.

Inflation fears persist, however, and the Federal Reserve increased interest
                                                          ---------
rates in June and again in late August in an effort to contain stock and bond prices. Investors will watch carefully to see whether there will be a third rate increase in October. Despite the anxiety over interest rates, many experts agree that the economy is still fundamentally strong, and we remain cautiously optimistic about the prospects for continued growth in the markets.

Year 2000 Preparation/1/

We continue to progress with our preparations for year 2000. Our aim is to provide uninterrupted service and communication with shareholders through the end of December 1999 and into January 2000. At the end of September, when this report was finalized, we completed all the regulatory requirements for testing and certification of our systems. In March, we participated in the industry's "Street Test" with the Securities Industry Association, which helped us evaluate the readiness of one of the industry's critical trading networks. We are confident that our long-term approach to planning and preparation will enable us to continue to deliver the high quality products and services that you have come to expect.

Once again, we remind you to take advantage of your financial advisor's expertise and work together to develop an asset allocation strategy that will help you to meet your investment goals and objectives. Evergreen Funds offers a wide range of funds that includes multiple investment styles to help you find those that will be appropriate for your portfolio.

Thank you for your continued investment in Evergreen Funds.

Sincerely,

/s/ William M. Ennis
William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

/1/  The information above constitutes Year 2000 readiness disclosure.

                                   EVERGREEN
                                 Blue Chip Fund
                      Fund at a Glance as of July 31, 1999

Portfolio
Management
 ---------

[PHOTO OF JUDITH A. WARNERS APPEARS HERE]

Judith A. Warners
Tenure:  January 1995

 -------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE /1/
 -------------------------------------------------------------------------------

Size             Style
         Value   Blend   Growth
Large              X
Medium
Small

Morningstar's Style Box is based on a portfolio date as of 7/31/99.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/ Source: 1999 Morningstar, Inc.

/2/ Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class.

Historical performance shown for Classes A, C, and Y prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and Y have not been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. The 12b-1 fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had not been eliminated, returns would have been lower.

 -------------------------------------------------------------------------------
                          Performance and Returns /2/
 -------------------------------------------------------------------------------

Portfolio Inception Date:9/11/35                      Class A     Class B     Class C     Class Y
Class Inception Date                                  1/20/98     9/11/35     1/22/98     4/30/99
Average Annual Returns*
1 year with sales charge                                11.71%      11.26%      15.37%      n/a
1 year w/o sales charge                                 17.29%      16.26%      16.37%    17.46%
3 years                                                 23.59%      24.24%      24.74%    25.88%
5 years                                                 20.42%      20.66%      20.74%    21.88%
10 years                                                13.58%      13.31%      13.21%    14.40%
Since Portfolio Inception                                9.28%       9.16%       9.13%     9.43%
Maximum Sales Charge                                     4.75%       5.00%       1.00%      n/a
                                                      Front End        CDSC        CDSC
12-month income dividends per share                     $0.03         --          --         --
12-month capital gain distributions per share           $2.38       $2.38       $2.38        --

* Adjusted for maximum applicable sales charges unless noted.

 -------------------------------------------------------------------------------
                                Long Term Growth
 -------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                 Evergreen Blue Chip B     Consumer Price         S & P 500
Period End           Market Value         Index - US Value     Composite Value

  7/31/89               10,000                10,000               10,000
  7/31/90               10,621                10,482               10,623
  7/31/91               11,755                10,949               11,977
  7/31/92               12,469                11,294               13,510
  7/31/93               13,390                11,608               14,684
  7/31/94               13,531                11,929               15,442
  7/31/95               15,692                12,259               19,463
  7/31/96               17,909                12,617               22,687
  7/31/97               26,084                12,902               34,493
  7/31/98               29,994                13,119               41,113
  7/31/99               34,882                13,360               49,002


Comparison of change in value of a $10,000 investment in Evergreen Blue Chip Fund, Class B, the Standard and Poor's 500 Index (S & P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                                 Blue Chip Fund
                          Portfolio Manager Interview

How did the Fund perform?

The Fund did very well when measured against other growth and income funds. For the 12 months ended July 31, 1999, the Evergreen Blue Chip Fund's Class B shares had a return, before deduction of any applicable sales charges, of 16.26%. During the same 12-month period, the average return of the growth and income funds was 12.22%, according to Lipper, Inc., an independent monitor of mutual fund performance. The Standard & Poor's 500 Index, a benchmark for the overall market, had a return of 20.20%.

                                   Portfolio
                                Characteristics
                                ---------------
                         (as of 7/31/1999 unless noted)

Total Net Assets                                  $641,440,091
Number of Holdings                                         102
P/E Ratio*                                               35.3x
Beta*                                                     0.97

*as of 6/30/1999

What was the investment environment like during the 12-month period?

It was a period of almost constant change. We began in August 1998 in a time of great fear that the problems of the emerging markets would spread to developed economies, including the United States, and lead to a global economic slowdown. This period of high anxiety came to an end when the U.S. Federal Reserve lowered short-term interest rates three successive times in the fall of 1998, restoring confidence and leading to a significant rally in late 1998 and early 1999. As had been true for the previous two years, this rally was dominated by a narrow group of large-cap growth companies, especially in the technology industry.

In the first quarter of 1999, investors realized we were not going to have a global meltdown. Signs of a recovery were evident in Japan and in some emerging markets. This kicked off a rally in cyclical stocks--or stocks of companies that do best when the economy is expanding--and in value stocks. Energy stocks, which had slumped badly during 1998 as world oil prices fell, recovered sharply as the price of crude oil started climbing.

As the spring of 1999 progressed, however, the repeated signs of stronger economic growth resulted in rising interest rates. This particularly hurt financial services stocks and other interest rate sensitive sectors. Late in June, concern about further increases in interest rates caused a reversal of the market's direction, with financial, technology and retail stocks particularly hard hit in July 1999. In fact, late in June, the U.S. Federal Reserve raised short-term interest rates once.


                                Top 5 Industries
                                ----------------
                        (as a percentage of net assets)

Information Services & Technology                             17.6%
Retailing & Wholesale                                          8.7%
Oil / Energy                                                   8.6%
Telecommunication Services &Equipment                          8.5%
Finance &Insurance                                             7.5%

                                   EVERGREEN
                                 Blue Chip Fund
                          Portfolio Manager Interview


What strategies did you pursue in this environment?

As we ended the first six months of the year, we were de-emphasizing financials and energy stocks, while emphasizing technology and consumer staples.

As the second six months began, we continued to under-weight financial stocks versus the indices. We maintained over-weighted positions in technology and telecommunications, with investments in companies such as IBM, Hewlett-Packard, Motorola, ADC Telecom, Tellabs and adding to our position in Intel. We also maintained positions in industry-leading companies such as Microsoft, Sun Microsystems, EMC, America Online and Cisco Systems.

Increasingly, as we progressed in 1999, we added to our energy position, raising the industry weighting from about 4% of net assets at the end of January to 9% at the end of the fiscal year in July. Our investments included shares of integrated energy companies such as Texaco, international companies such as Royal Dutch Petroleum and BP Amoco, exploration company Unocal and oil drillers such as Apache and Anadarko.

We also maintained a very strong emphasis on consumer-related industries, including retailers and specialty retailers. We invested in companies such as Tandy and Federated Department Stores, while maintaining positions in Home Depot, Wal-Mart, Dayton-Hudson and Costco.

What were some of the leading contributors to the Fund's performance?

Some of the better-performing stocks during the year included: IBM; Biogen, a biotech company; Tyco International, a diversified industrial company; Univision, the leading Spanish-language broadcaster; and oil company Unocal. Tandy, which operates the Radio Shack retail chain, was an excellent performer.

The Fund's performance also received lifts from two sub-themes:
telecommunications and basic materials. The entire telecommunications sector tended to do very well, including regional telephone operating companies, wireless companies and equipment companies. Among the contributors to performance were Winstar and Qualcomm. In basic materials, we focused on special situations, rather than commodities, such as Raychem, a specialty chemical company that was purchased by Tyco International.

                                Top 10 Holdings
                                ---------------
                        (as a percentage of net assets)

Microsoft Corp.                                                3.5%
General Electric Co.                                           3.3%
International Business Machines Corp.                          2.2%
Intel Corp.                                                    2.0%
Cisco Systems, Inc.                                            1.9%
Tyco International Ltd.                                        1.9%
Atlantic Richfield Co.                                         1.7%
Hewlett-Packard Co.                                            1.6%
Safeway, Inc.                                                  1.5%
Wal-Mart Stores, Inc.                                          1.5%

                                   EVERGREEN
                                 Blue Chip Fund
                          Portfolio Manager Interview

Were there any disappointments?

Yes, Waste Management was a poor performer. The company had management difficulties after its merger with USA Waste. Fortunately, we sold out of our position in Waste Management at the first signal of problems. We also sold our position in Daimler-Chrysler, which has been a poor performer. Coca-Cola also was a disappointment, although we did not have a major position in the company.

What is your outlook?

We expect to see continued volatility and shifts in market sentiment as investors watch the rate of economic growth and the direction of interest rates. One of the big issues to watch will be the sustainability of the global economic growth we started to see during the past year.

Overall, we have a positive outlook. Corporations have shown they can continue to generate earnings growth through re-structuring programs and overcoming a tight labor market through greater efficiencies. During the past few months, we have seen market leadership broaden beyond the few large-cap, growth companies that had been the dominant performers over the past two years. We believe sustained global economic growth can continue to lead to earnings improvements across a broad array of companies. One of the things we have seen, over the past year, is that companies have consistently shown earnings improvements.

                                   EVERGREEN
                              Equity Income Fund
                     Fund at a Glance as of July 31, 1999

Portfolio
Management
 ---------

[PHOTO OF HARLAN R. SONDERLING APPEARS HERE]

Harlan R. Sonderling,
      CPA, CFA
Tenure: June 1998

 -------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE /1/
 -------------------------------------------------------------------------------

Size             Style
         Value   Blend   Growth
Large      X
Medium
Small

Morningstar's Style Box is based on a portfolio date as of 7/31/99.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/ Source: 1999 Morningstar, Inc.

/2/ Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class.

Historical performance shown for Classes B, C, and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C, and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

 -------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS /2/
 -------------------------------------------------------------------------------

Portfolio Inception Date: 4/14/87                 Class A     Class B     Class C     Class Y
Class Inception Date                              4/14/87     2/1/93      2/1/93      1/13/97
Average Annual Returns*
1 year with sales charge                           3.06%       2.74%       6.45%       n/a
1 year w/o sales charge                            8.20%       7.39%       7.38%       8.44%
3 years                                           19.02%      19.32%      20.05%      21.07%
5 years                                           17.56%      17.56%      17.79%      18.77%
10 years                                          12.95%      12.92%      12.92%      13.53%
Since Portfolio Inception                         12.44%      12.42%      12.43%      12.92%
Maximum Sales Charge                               4.75%       5.00%       1.00%       n/a
                                                 Front End     CDSC        CDSC
30-day SEC Yield                                   1.66%       0.97%       0.97%       1.72%
12-month income dividends per share               $0.29       $0.15       $0.15       $0.34
12-month capital gain distributions per share     $2.74       $2.74       $2.74       $2.74

*    Adjusted for maximum applicable sales charge unless noted. long term growth

 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                            [LINE GRAPH APPEARS HERE]


               Evergreen Equity Income A      Consumer Price         S & P 500       Lehman Brothers
Period End           Market Value            Index - US Value     Composite Value    Aggregate Value
 7/31/89                 9,527                   10,000               10,000             10,000
 7/31/90                10,147                   10,482               10,623             10,707
 7/31/91                11,532                   10,949               11,977             11,853
 7/31/92                12,273                   11,294               13,510             13,604
 7/31/93                13,893                   11,608               14,684             14,988
 7/31/94                14,336                   11,929               15,442             15,002
 7/31/95                16,329                   12,259               19,463             16,518
 7/31/96                19,097                   12,617               22,687             17,433
 7/31/97                27,435                   12,902               34,493             19,313
 7/31/98                31,233                   13,119               41,113             20,828
 7/31/99                33,828                   13,360               49,002             21,345


Comparison of change in value of a $10,000 investment in Evergreen Equity Income Fund, Class A, the Standard and Poor's 500 Index (S&P 500), Lehman Brothers Aggregate Index (LBAI) and the Consumer Price Index (CPI).

The S&P 500 and LBAI are unmanaged market indices and do not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                              Equity Income Fund
                          Portfolio Manager Interview

How did the Fund perform?

During the 12 months ended July 31, 1999, the Evergreen Equity Income Fund, Class A shares had a total return, before deduction of any applicable sales charges, of 8.20%. For the same 12 months, the average return of equity income funds was 10.80%, according to Lipper Inc., an independent monitor of mutual fund performance, and the Standard & Poor's 500 Index returned 20.20%.

                                   Portfolio
                                Characteristics
                                ---------------
                         (as of 7/31/1999 unless noted)

Total Net Assets                                          $145,864,030
Number of Holdings                                                  68
P/E Ratio*                                                       18.4x
Beta*                                                             0.78

* as of 6/30/1999

What factors affected performance during the 12 months?

The Fund was over-weighted in small- and medium-sized issues during a period in which large cap stocks generally performed better. The Fund also was over-weighted in financial services stocks, which lagged the overall market because of concerns about credit quality first, and then rising interest rates and the sustainability of revenue growth rates. Only since April 1999 have small and medium cap stocks performed well relative to large cap stocks. We continue to believe these stocks offer compelling valuations, dividend yields and dividend growth potential when compared to large cap stocks. Relative performance also was hurt by the Fund's position in REITs (real estate investment trusts), which performed poorly during the year, and by the Fund's underweighted position in technology stocks, which performed well. As a general rule, technology companies pay small dividends, if any.

On the positive side, the Fund's performance was helped by its energy position. We persisted with our energy holdings during first-half weakness. In the final six months of the fiscal year, energy stocks rallied sharply when oil prices rose as a result of OPEC's renewed pricing discipline. Our positions in telecommunications stocks, primarily regional phone operating companies, also boosted performance. These companies offered attractive dividend yields and earnings growth rates. Our largest single position, the industrial conglomerate Tyco International, performed very well.

                                Top 5 Industries
                                ----------------
                        (as a percentage of net assets)

Banks                                                              15.0%
Finance & Insurance                                                11.2%
Oil/ Energy                                                        10.4%
Utilities - Telephone                                               8.5%
Utilities - Electric                                                7.5%


What was the investment environment like for the yield-oriented stocks that the Fund emphasizes?

Yield-oriented stocks were largely out of favor for much of the fiscal year as large cap stocks with high price-to-earnings ratios and low dividend yields drove the market higher. That trend changed in April 1999 when economic growth exceeded investor expectations and value-oriented, higher-yielding industrial and commodity stocks began to outperform the market. This was a trend that persisted through June.

                                   EVERGREEN
                              Equity Income Fund
                         Portfolio Manager Interview


Some yield-oriented sectors, such as financial services and utilities, did not participate in this rally despite their attractive features. The rally was led by economically sensitive, more cyclical industries, such as commodities and capital equipment.

What have been your principal strategies?

We have consistently pursued our long-term strategy of owning high-quality companies with improving fundamental performance and attractive stock prices. In our stock selection process, we view dividend income as an important component of total return. We have concentrated on medium and large capitalization stocks, generally with total market capitalizations of more than $5 billion. We have kept the Fund well diversified among sectors and fully invested in common stocks and convertible securities. Our investment process tends to be more bottom-up, relying on the findings of our team of senior analysts, who emphasize strong business fundamentals, high current yield and dividend growth in their research for the Fund.

Throughout the year, this strategy has led us to emphasize these industries: financial services; energy; consumer cyclicals, including automobile and retailing companies; communications, including regional phone companies; electrical utilities; and capital goods. Although financial services and utilities underperformed the market during the fiscal year, we have maintained strong representation in these stock sectors. In the case of financial services, we have emphasized companies with attractive valuations for their consistent earnings and dividend growth and growing market share. An example is Lincoln National Corp. In the case of utility stocks, we have emphasized companies with attractive dividend yields and stock valuations that have the potential to benefit from industry re-structuring. An example is Duke Power.

We have de-emphasized consumer staples, such as food and beverage company stocks; healthcare, and technology because of their relatively high price-to-earnings ratios and generally lower dividend yields. In the case of healthcare, we have long-term investments in several high-quality pharmaceutical companies that fit our investment criteria, such as Merck and Pharmacia & Upjohn.

Throughout the year, we have sought to increase the Fund's dividend yield. This has led us to emphasize two themes: investing for income and investing for dividend growth. The overall portfolio structure has changed to reflect these themes. Income investments include utilities, energy and basic materials companies that have consistent, above-average dividends. We define dividend growth stocks as those that may have lower current dividend yields, but that offer the prospect of sustainable dividend growth at rates well above stock market averages. These companies are often found in the financial services, consumer and pharmaceutical industries.

The two broad themes of income stocks and dividend-growth stocks each comprise more than 40% of the Fund's portfolio. The remaining portion of the portfolio, about 10% of net assets at the end of the fiscal year, is invested for capital appreciation potential rather than for current income. These opportunity stocks typically are in the technology, media and growth retail industries.

                                Top 10 Holdings
                                ---------------
                        (as a percentage of net assets)

Tyco International Ltd.                                     3.5%
Unocal Corp.                                                3.0%
International Business Machines Corp.                       2.7%
Greenpoint Financial Corp.                                  2.7%
General Electric Co.                                        2.5%
Bell Atlantic Corp.                                         2.4%
Philip Morris Companies, Inc.                               2.3%
U.S. West, Inc.                                             2.2%
North Fork Bancorp, Inc.                                    2.1%
Costco Companies, Inc.                                      2.0%

                                   EVERGREEN
                              Equity Income Fund
                         Portfolio Manager Interview


What are some of the investments that illustrate these themes?

A good example of investing for income is the Fund's investment in Equity Office Properties, a real estate investment trust that is the nation's largest owner of high quality, downtown office buildings. This company offers a current dividend yield of almost 7% and has reported consistent growth in its operating cash flows, which we believe is sustainable. An excellent example of the dividend growth theme is the Fund's investment in Greenpoint Financial Corp., a finance company emphasizing specialty-housing lending. This investment has a current dividend yield of 2.8% after increasing its dividend in February by 38% to compensate for the temporary suspension of its long-time share repurchase program. The company's record of sustained earnings growth gives it the potential to offer consistent, double-digit dividend growth in the future. Tyco International, which I mentioned earlier, is a good example of the opportunity, or capital appreciation, theme. This diversified industrial company has generated strong earnings growth from both internal operations and strategic acquisitions, resulting in excellent stock performance.

What is your outlook?

Following more than four years of outstanding returns from the stock market, we believe investors would be wise to temper their expectations for future gains. The Federal Reserve Board raised short-term interest rates to thwart any inflationary pressures. While concerns of economic overheating are probably exaggerated, this bias suggests that historically high valuations for many stocks may have peaked, and that future price gains may be driven more by earnings and dividend growth than by stock price momentum or company size. Earnings and dividend growth are qualities we emphasize. Within this context, we plan to continue to practice our investment discipline, buying income-producing stocks of quality companies and selling those stocks when they have reached target prices or when their fundamentals start to disappoint us. We expect to remain fully invested and well diversified.

                                   EVERGREEN
                            Growth and Income Fund
                     Fund at a Glance as of July 31, 1999



                             Portfolio Management
                             --------------------

                  [PHOTO OF PHILLIP M. FOREMAN APPEARS HERE]

                             Phillip M. Foreman,
                                   CFP, CFA
                             Tenure: January 1999

 -------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
 -------------------------------------------------------------------------------
[CHART APPEARS HERE]

Size             Style
         Value   Blend   Growth
Large
Medium     X
Small

Morningstar's Style Box is based on a portfolio date as of 7/31/99.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/ Source: 1999 Morningstar, Inc.

/2/ Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class.

Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

 -------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/2/
 -------------------------------------------------------------------------------

Portfolio Inception Date: 10/15/86                Class A     Class B     Class C     Class Y
Class Inception Date                              1/3/95      1/3/95      1/3/95      10/15/86
Average Annual Returns*
1 year with sales charge                          -0.47%      -1.27%       2.69%        n/a
1 year w/o sales charge                            4.48%       3.73%       3.69%       4.75%
3 years                                           15.83%      16.13%      16.84%      18.02%
5 years                                           17.31%      17.50%      17.71%      18.74%
10 years                                          13.60%      13.78%      13.79%      14.29%
Since Portfolio Inception                         13.87%      14.01%      14.01%      14.40%
Maximum Sales Charge                               4.75%       5.00%       1.00%        n/a
                                                 Front End     CDSC        CDSC
12-month income dividends per share               $0.06           -           -       $0.10
12-month capital gain distributions per share     $0.78       $0.78       $0.78       $0.78

* Adjusted for maximum applicable sales charge unless noted.

 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                 Evergreen Growth & Income     Consumer Price        S & P 400
Period End          Fund A Market Value       Index - US Value     Midcap Value

 1/31/95                   9,528                   10,000             10,000
 7/31/95                  11,590                   10,146             12,248
 7/31/96                  13,303                   10,443             13,202
 7/31/97                  18,674                   10,679             19,185
 7/31/98                  20,776                   10,858             21,300
 7/31/99                  21,700                   11,058             25,342

Comparison of change in value of a $10,000 investment in Evergreen Growth and Income Fund, Class A, the Standard and Poor's 400 Mid-Cap Index (S&P 400) and the Consumer Price Index (CPI).

The S&P 400 is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                             Growth and Income Fund
                          Portfolio Manager Interview


How did the Fund perform?

For the 12 months ended July 31, 1999, the Evergreen Growth and Income Fund Class A shares had a total return, before deduction of any applicable sales charges, of 4.48%. During the same 12-month period, the Standard & Poor's Midcap 400 Index, a benchmark for the mid-sized company stocks that the Fund emphasizes, returned 4.60%.

                                   Portfolio
                                Characteristics
                                ---------------
                         (as of 7/31/1999 unless noted)

Total Net Assets                                       $1,812,220,464
Number of Holdings                                                248
P/E Ratio*                                                      21.1x
Beta*                                                            0.79

* as of 6/30/1999



What factors affected performance during the 12 months?

The fiscal year started in August 1998 with a very poor investment environment, as investors were concerned that problems in Asia, Russia and Latin America would lead to a global economic slowdown. That discouraging backdrop changed, however, beginning in October as the U.S. Federal Reserve started to cut short-term interest rates. The immediate, primary beneficiaries of the improved environment were the large-cap growth stocks that had been the market leaders earlier in 1998. This is consistent with historic trends; large-cap stocks tend to do relatively better than other classes of stocks when economic growth is uncertain. Mid-cap stocks tended to lag, but beginning in the spring of 1999, mid-cap stocks began to improve performance as the effects of the Federal Reserve's interest rate reductions of several months earlier began to be felt in the economy.

Starting in January, merger-and-acquisition activity started to increase, and this helped the performance of many mid-cap companies, including several portfolio holdings. Portfolio investments involved in completed or pending merger or acquisition deals included:

 .Media One, the cable TV company, was acquired by AT&T.

 .AirTouch, a telecommunications firm, was acquired by Vodafone Group, forming Vodafone AirTouch.

 .Pioneer HI-BRED, a bio-technology company involved in seed development, was acquired by Du Pont (E.I.) De Nemours & Co.

 .Honeywell is the subject of a pending acquisition by Allied Signal.

 .ARCO is the subject of a pending acquisition by BP Amoco.

The Fund's under-weighting in technology held back performance. The emphasis on energy stocks tended to hurt performance during the first part of the fiscal year, although it helped later in the year as energy prices started to rise and energy stocks began to recover.

                                Top 5 Industries
                                ----------------
                        (as a percentage of net assets)

Banks                                                   10.6%
Printing, Publishing, Broadcasting & Entertainment       9.1%
Healthcare Products & Services                           8.7%
Finance & Insurance                                      7.2%
Consumer Products & Services                             6.5%

                                   EVERGREEN
                             Growth and Income Fund
                          Portfolio Manager Interview


What strategies did you pursue during the period?

Our fundamental, long-term strategy remains the same: to buy outstanding businesses when they are on sale. We tend to invest at least 75% of net assets in mid-cap companies.

By "outstanding businesses," we refer to companies with some kind of competitive advantage, those that operate with barriers to protect against competitors and those that generate high returns on capital and have significant ownership by executives and directors. By "on sale" we refer to companies whose stocks are trading at major discounts to the private market value of the firm, i.e., what another company is willing to pay in a merger.

A good example of the strategy at work is our investment in Sony Corp. early this year. The company's stock was trading at an attractive valuation and was undergoing a major re-structuring. At the same time, signs of an economic recovery in Japan looked encouraging, and the company was launching a number of new products, including digital cameras and operating software for cable television systems. The company has been the Fund's largest position since March 1999, and the stock has performed exceptionally well.

Another good example is Gaylord Entertainment, which recently sold its television stations to CBS, acquiring a significant block of CBS stock in the transaction. We think the company's stock has been trading at half the true value of the remaining businesses--including a hotel, a radio station and a music company--after the market value of the CBS stock is taken out.

One of the changes we have made during the year is to reduce the number of portfolio holdings from 282 to 248. As the number of names declined, we focused more on fewer names that meet our criteria for quality businesses. We expect the number of names in the Fund's portfolio may continue to go down.

                                Top 10 Holdings
                                ---------------
                        (as a percentage of net assets)

Sony Corp., ADR                                            2.1%
Time Warner, Inc.                                          1.7%
Kansas City Southern Industries, Inc.                      1.7%
Clear Channel Communications, Inc.                         1.5%
New York Times Co. Cl. A                                   1.4%
Webster Financial Corp.                                    1.3%
TCA Cable TV, Inc.                                         1.3%
Mellon Bank Corp.                                          1.2%
Union Pacific Corp.                                        1.2%
Federal National Mortgage Assoc.                           1.2%

                                   EVERGREEN
                             Growth and Income Fund
                          Portfolio Manager Interview


What is your outlook?

We are positive. Many of the names in the Fund's portfolio are trading at a substantial discount, 30% to 40%, to their market values. Although the investment environment has become uncertain because of the possibility of further interest rate increases by the U.S. Federal Reserve, mid-cap stocks haven't reached the high valuations and therefore don't pose as much risk as many large-cap stocks, in our opinion.

We believe merger-and-acquisition activity will continue as large-cap companies find they can increase their earnings growth rates by buying the franchises of smaller companies that they cannot duplicate. In addition, the volatility in the market creates opportunities for investors hunting for values. On any individual day, several stocks may lose significant portions of their market value because of market reaction to bad news. This can create investment opportunity for investors doing fundamental research on the underlying market value of companies. We believe we can find enough stocks to remain fully invested and do well over the long term. As I said earlier, we look for companies in which insiders have large ownership positions in the businesses they manage. We have tried to be consistent with that position, and have invested our own money in this Fund, making our personal interests the same as those of the Fund's shareholders.

                                   EVERGREEN
                            Income and Growth Fund
                     Fund at a Glance as of July 31, 1999


                             Portfolio Management
                             --------------------

                  [PHOTO OF PHILLIP M. FOREMAN APPEARS HERE]

                             Phillip M. Foreman,
                              CFP, CFA
                            Tenure: September 1999

                   [PHOTO OF IRENE D. O'NEILL APPEARS HERE]

                             Irene D. O'Neill, CFA
                             Tenure: December 1997

 -------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE/1/
 -------------------------------------------------------------------------------
[CHART APPEARS HERE]

Size             Style
         Value   Blend   Growth
Large
Medium     X
Small


Morningstar's Style Box is based on a portfolio date as of 7/31/99.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/ Source: 1999 Morningstar, Inc.

/2/ Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class.

Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.


 -------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/2/
 -------------------------------------------------------------------------------

Portfolio Inception Date: 8/31/78                 Class A     Class B     Class C     Class Y
Class Inception Date                              1/3/95      1/3/95      1/3/95      8/31/78
Average Annual Returns*
1 year with sales charge                           6.80%       6.48%      10.37%        n/a
1 year w/o sales charge                           12.14%      11.34%      11.34%      12.46%
3 years                                           13.94%      14.21%      14.96%      16.11%
5 years                                           12.68%      12.79%      13.01%      14.02%
10 years                                           9.42%       9.58%       9.58%      10.07%
Since Portfolio Inception                         13.85%      13.94%      13.93%      14.18%
Maximum Sales Charge                               4.75%       5.00%       1.00%       n/a
                                                Front End      CDSC        CDSC
30-day SEC Yield                                   2.02%       1.37%       1.37%       2.38%
12-month income dividends per share               $0.93       $0.80       $0.80       $1.02
12-month capital gain distributions per share     $2.13       $2.13       $2.13       $2.13

* Adjusted for maximum applicable sales charge unless noted.

 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                   Evergreen Income and     Consumer Price      Wilshire 5000
Period End         Growth A Market Value   Index - US Value          Value

 1/31/95                  9,526                 10,000              10,000
 7/31/95                 10,843                 10,146              12,149
 7/31/96                 11,718                 10,443              13,933
 7/31/97                 15,045                 10,679              20,510
 7/31/98                 16,230                 10,858              24,005
 7/31/99                 18,201                 11,058              28,314

Comparison of change in value of a $10,000 investment in Evergreen Income and Growth Fund, Class A, the Wilshire 5000 Index (Wilshire 5000) and the Consumer Price Index (CPI).

The Wilshire 5000 is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                            Income and Growth Fund
                          Portfolio Manager Interview


How did the Fund perform?

The Fund had very strong performance. For the 12 months ended July 31, 1999, the Evergreen Income and Growth Fund's Class A shares had a total return, before the deduction of any applicable sales charges, of 12.14%. During the same 12-month period, the average return among funds in the income fund category was 5.41%, according to Lipper, Inc., an independent monitor of mutual fund performance. The Wilshire 5000 Index reported an 18.35% return for this same period.

One of the noteworthy developments during the year was the merger of the former Evergreen American Retirement Fund into the Evergreen Income and Growth Fund on July 31, 1999.

                                   Portfolio
                                Characteristics
                                ---------------
                         (as of 7/31/1999 unless noted)

Total Net Assets                            $1,070,659,522
Number of Holdings                                     193
P/E Ratio*                                           19.2x
Beta*                                                 0.66

* as of 6/30/1999

 -------------------------------------------------------------------------------
                   PORTFOLIO COMPOSITION AS OF JULY 31, 1999
 -------------------------------------------------------------------------------
                         (as a percentage of net assets)

                            [PIE CHART APPEARS HERE]

Common Stock - 65.7%
Convertible Preferred Stock - 17.9%
Cash Equivalents and other - 15.0%
Convertible Debentures - 1.4%


What factors affected performance?

The Fund benefited from its emphasis on telecommunications and energy-related stocks. The rapid growth in telecommunications helped a number of Fund holdings during the year, while the rise in oil prices early in 1999 led to strong performance by a number of energy holdings late in the fiscal year. Acquisition offers for several companies held by the Fund in both the telecommunications and energy sectors also contributed to performance. In addition, as the 12-month period progressed, investors began to show renewed interest in value stocks as market leadership broadened beyond a narrow band of large-cap growth stocks.

During the early months of the fiscal year, value stocks were particularly hard hit as investors worried that problems in emerging markets would hurt world economic growth. After interest rates abroad began declining, however, investors began to regain confidence in foreign markets and in the stocks of many companies in cyclical industries, i.e., those closely linked to changes in the economic cycle. This renewed confidence in the direction of the world economy supported the performance of many value-related stocks in the commodity, industrial and other cyclical sectors.

What investment themes did you emphasize?

We maintained our long-term, value-oriented focus, looking for opportunities among consolidating industries where the potential for mergers and acquisitions would be high, and in companies that were undergoing re-structuring and cost-cutting programs. We also looked for opportunities in industries undergoing significant growth, such as in telecommunications. We also took profits from successful investments in the banking sector and used

                                   EVERGREEN
                            Income and Growth Fund
                          Portfolio Manager Interview


them to re-allocate the portfolio into other areas. We believed, especially in light of rising interest rates, that there were better opportunities outside banking.

Although the Fund finished the fiscal year with a relatively high cash position of about 9.5% of net assets, this was more a temporary result of portfolio re-allocation moves than a decision to become more defensive by raising cash.

                                Top 5 Industries
                                ----------------
                        (as a percentage of net assets)

Banks                                                      13.8%
Utilities -- Electric                                      11.8%
Healthcare Products & Services                              6.3%
Oil / Energy                                                6.0%
Electrical Equipment & Services                             5.4%




What were some examples of Fund investments involved in mergers and acquisitions?

In the energy sector, worthy of note, is the pending acquisition of Atlantic Richfield by BP Amoco.

In addition, two fund holdings in the banking industry also are the subject of pending acquisitions by larger banks. Mercantile Bank Corp. is to be taken over by Firstar Corp, while First American Corp is scheduled to be acquired by AmSouth Bank Corp.

Finally, two investments in the utility sector also are the subject of pending takeovers. TNP Enterprises, an electric company, is being acquired by an investor group, while Frontier Corp. a telecommunications firm, has received an acquisition offer from Global Crossing.

What Fund holdings have been involved in restructuring?

The Fund has a long-term record of finding interesting opportunities among undervalued stocks of companies that are undergoing restructuring programs which have the potential to increase the value of the business. Two recent examples, one in the energy sector and one in the transportation sector, illustrate that theme.

New management has taken over at Equitable Resources, an integrated energy company whose primary focus is in natural gas, predominately in the Appalachian region. The new management has undertaken an aggressive cost-cutting program that also involves redeploying assets and share buybacks. As a result, the company's return on capital and earnings growth rate have increased, and the stock has started to perform exceptionally well.

In transportation, Union Pacific had been having problems digesting its acquisition of another railroad company, Southern Pacific. Union Pacific started an aggressive re-structuring program in the spring of 1998, resulting in a substantial improvement in earnings and a rebound in its stock price.

How has the Fund taken advantage of the opportunities in telecommunications?

Telecommunications has been a spectacular performer for the Fund. This industry has been restructuring since 1984 when the old AT&T was broken up and that process is accelerating. The recent catalyst for growth is the explosion in telecommunications traffic in wireless, data transmission and over the internet. This explosion has created the need for equipment with greater capacity, greater speed and improved security. Companies are scrambling to gain access to customers. The need for many companies quickly to become full-service providers also has led to a heightened rate of industry consolidation.

                                   EVERGREEN
                            Income and Growth Fund
                          Portfolio Manager Interview


Qualcomm, the best-performing stock for the Fund during the fiscal year, is an excellent example. Qualcomm has developed a proprietary wireless technology that is being adopted as a global standard for digital systems because of its ability to increase capacity, add clarity, and secure transmissions.

Frontier Corp. is another example. It started out as a local telephone company in the Rochester, N.Y., area, but has developed a long distance business and made strategic investments in a data transmission fiber optic system. With its access to a customer base, Frontier was an attractive acquisition target in the current industry consolidation. It is now the subject of an acquisition offer by Global Crossing.

Another example is Qwest Communications, a long distance fiber optic system builder and operator that is a relatively recent investment for the Fund. It has made an acquisition offer for a regional telephone company, U.S. West. This transaction will expand Qwest's product offering beyond basic long haul service and provide a new base of customers, resulting in greater revenue and earnings growth potential.

In addition, Vodafone, a major British-based company, recently acquired AirTouch, another Fund holding, to gain entry into the U.S. wireless phone market as well as to expand its international presence.

Finally, a good example of the Fund's search for unusual opportunities is Houston Industries, a diversified company that sold its cable TV business to Time Warner. We bought the convertible security of Houston Industries that is convertible into shares of Time Warner stock.

                                Top 10 Holdings
                                ---------------
                        (as a percentage of net assets)

Williams Companies, Inc.                                2.4%
Thomas & Betts Corp.                                    2.3%
Qualcomm Financial Trust I, convertible preferred       2.2%
Dana Corp.                                              2.2%
New Holland NV                                          2.2%
National Australia Bank Ltd.                            2.1%
Southern Co.                                            2.0%
Qwest Trends Trust, convertible preferred               1.8%
Frontier Corp.                                          1.8%
Murphy Oil Corp.                                        1.7%


What other Fund investments have been particularly notable?

Shared Medical Systems has done exceptionally well. This company provides healthcare information systems to hospitals and other large healthcare institutions. Shared Medical has been in a very strong position as the healthcare sector needs to reduce costs to offset lower rates of Medicare reimbursement by the government. This trend is driving expanded use of information technology by hospitals.

What is your outlook?

We have a favorable outlook because we think stocks with significant dividend yields should provide protection for investors, even in a market downturn. In the near-term, the market will be focused on interest rates and will be concerned about whether rising rates could slow economic growth. Inflation, however, does not appear to be a threat, and so it does not appear likely the Federal Reserve Board will raise short-term interest rates significantly. Longer term, we think the Fund's emphasis on value stocks and higher yielding stocks should continue to provide good investment opportunities.

                                   EVERGREEN
                             Small Cap Value Fund
                     Fund at a Glance as of July 31, 1999



                             Portfolio Management
                             --------------------

                   [PHOTO OF JORDAN ALEXANDER APPEARS HERE]

                             Jordan Alexander, CFA
                             Tenure:  January 1999

                    [PHOTO OF EDWIN D. MISKA APPEARS HERE]

                                Edwin D. Miska
                            Tenure:  September 1996

 -------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE/1/
 -------------------------------------------------------------------------------

Size             Style
         Value   Blend   Growth
Large
Medium
Small      X

Morningstar's Style Box is based on a portfolio date as of 7/31/99.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/ Source: 1999 Morningstar, Inc.

/2/ Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class.

Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Small capitalization stock investing may offer the potential for greater long term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

 -------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS/2/
 -------------------------------------------------------------------------------

Portfolio Inception Date: 10/1/93                 Class A     Class B     Class C     Class Y
Class Inception Date                              1/3/95      1/3/95      1/24/95     10/1/93
Average Annual Returns*
1 year with sales charge                           -2.71%      -3.59%       0.30%        n/a
1 year w/o sales charge                             2.17%       1.35%       1.28%       2.31%
3 years                                            12.81%      12.97%      13.73%      14.92%
5 years                                            14.11%      14.21%      14.40%      15.50%
Since Portfolio Inception                          12.07%      12.25%      12.31%      13.23%
Maximum Sales Charge                                4.75%       5.00%       1.00%        n/a
                                               Front End        CDSC        CDSC
30-day SEC Yield                                    0.76%       0.05%       0.06%       1.05%
12-month income dividends per share               $ 0.30      $ 0.19      $ 0.19      $ 0.33
12-month capital gain distributions per share     $ 0.18      $ 0.18      $ 0.18      $ 0.18

* Adjusted for maximum applicable sales charge unless noted.

 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]


                     Evergreen Small Cap     Consumer Price    Wilshire Small    Russell 2000
Period End           Value A Market Value   Index - US Value   Cap Value Value       Value
 1/31/95                    9,521                10,000             10,000          10,000
 7/31/95                   10,867                10,146             11,501          12,255
 7/31/96                   12,613                10,443             12,697          13,102
 7/31/97                   18,019                10,679             17,654          17,476
 7/31/98                   18,603                10,858             18,584          17,880
 7/31/99                   19,008                11,058             18,014          19,205


Comparison of change in value of a $10,000 investment in Evergreen Small Cap Value Fund, Class A, the Russell 2000 Index (Russell 2000), the Wilshire Small Cap Value Index (Wilshire Small Cap Value), and the Consumer Price Index (CPI).

The Russell 2000 and the Wilshire Small Cap Value are unmanaged market indices and do not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                             Small Cap Value Fund
                          Portfolio Manager Interview


How did the Fund perform?

The Evergreen Small Cap Value Fund outperformed the Wilshire Small
Cap Value Index, the Fund's benchmark, for the year ended July 31, 1999. During the 12-month period, the Fund's Class A shares had a total return, before the deduction of any applicable sales charges, of 2.17%, while the Wilshire Small Cap Value Index declined by 4.22%.

                           Portfolio Characteristics
                           -------------------------
                        (as of 7/31/1999 unless noted)

Total Net Assets                                                    $250,006,034
Number of Holdings                                                           125
P/E Ratio*                                                                 17.2x
Beta*                                                                       0.53
*as of 6/30/1999

What factors affected performance?

The performance of the Fund was helped by a strong pace of merger and acquisition activity and an increased weighting of names in the technology, healthcare and consumer sectors.

Our strategy of focusing on undervalued small cap companies with good growth prospects led us to invest in many companies that ultimately became acquisition candidates. During the twelve-month period, 20 companies in the portfolio were involved in completed or pending merger or acquisition transactions. The deals having the most significant impact on the performance of the Fund included CPI Corp., an operator of photography studios that is the subject of a pending leveraged buyout, and Hach Co., a manufacturer of water testing equipment for the industrial, commercial and consumer markets. In the case of CPI, if the buyout is completed the potential gain to the Fund is 67.8% since the initial investment in this issue in December 1997. The gain for Hach Co., which was acquired by Danaher Corp. in July 1999, provided the Fund with an 84.7% gain since the initial investment in May 1998.

In addition, there were eight transactions in the Fund involving companies in the banking and thrift sector and four in the utility sector. In the utility sector, the Fund's performance was most helped by the pending acquisitions of Yankee Energy System (potential gain upon completion of 91.3% from initial purchase in October 1997) and Public Service Co. of North Carolina (potential gain upon completion of 82.4% from initial purchase in March 1995).

 -------------------------------------------------------------------------------
                   PORTFOLIO COMPOSITION AS OF JULY 31, 1999
 -------------------------------------------------------------------------------
                         (as a percentage of net assets)

                            [PIE CHART APPEARS HERE]

Common Stock - 88.2%
Convertible Debentures - 9.5%
Cash equivalents and Other - 1.2%
Convertible Preferred Stock - 1.1%

What were some examples of the Fund's investments in technology?

The best-performing issues in the Fund's technology sector included Helix Technology, Scientific-Atlanta and Antec Corp. Helix Technology, a supplier of vacuum pumps and instrument components for semiconductor equipment manufacturers, gained 116.4% during the period. The company, which is a leading supplier with more than 80% share of the market, is benefiting from the introduction of new services, operating leverage and a strong recovery in the semiconductor capital equipment market.

Other top performers for the Fund in the technology sector are in the cable equipment manufacturing business, an industry benefiting from the upgrading of the cable TV infrastructure. Scientific-Atlanta, a cable equipment manufacturer, gained 87.5% during the

                                   EVERGREEN
                             Small Cap Value Fund
                          Portfolio Manager Interview


period. The company, which manufactures set-top boxes and other communications equipment, has seen stronger earnings in recent quarters fueled by increased capital expenditures for two-way digital cable services by cable companies.

Antec Corp., a cable equipment manufacturer and distributor, also is benefiting from the upgrading of the cable TV infrastructure and increased capital spending from AT&T. AT&T, which owns 20% of Antec, plans to provide cable telephone services using equipment developed by an Antec joint venture. The Fund's investment in Antec convertible bonds appreciated 100.0% during the period.

                                Top 5 Industries
                                ----------------
                        (as a percentage of net assets)

Banks                                                          11.1%
Consumer Products & Services                                   10.6%
Healthcare Products & Services                                 10.4%
Telecommunication Services & Equipment                          6.9%
Oil/Energy                                                      6.3%

What healthcare industry and consumer products investments helped performance?

The best performing issues in the Fund in the healthcare sector included Jones Pharma and ArthroCare Corp. ArthroCare, a medical device company that is leveraging its proprietary technology in orthopedic, head and neck, and cosmetic surgery, gained 75.9% during the period. Jones Pharma, a specialty pharmaceutical company focused on critical care and thyroid disorders, is seeing stronger prescription growth in several key areas. The Fund's investment in Jones Pharma appreciated 44.9% during the period.

In the consumer sector, the Fund's investment in International Multifoods Corp. gained 28.7% during the period. The company, which has foodservice distribution and food processing operations in North America, is restructuring its operations under a new management team. We expect the restructuring to position the company for consistent and strong earnings growth over the next several years.

                                Top 10 Holdings
                                ---------------
                        (as a percentage of net assets)

CPI Corp.                                                     4.2%
Curtiss Wright Corp.                                          3.1%
Helix Technology Corp.                                        3.1%
International Multifoods Corp.                                2.9%
Semco Energy, Inc.                                            2.9%
Alpharma, Inc., convertible debenture                         2.8%
Antec Corp., convertible debenture                            2.1%
Granite State Bankshares, Inc.                                2.1%
Carematrix, convertible debenture                             1.8%
Cabot Oil & Gas Corp., CI. A                                  1.7%


What is your outlook?

We continue to see many opportunities to invest in undervalued, small cap companies with favorable growth prospects. While the small cap market has seen improved performance in recent months, the disparity of small cap valuations relative to large caps remains very high. We believe this valuation differential should continue to fuel stock buyback programs and merger and acquisition activity among smaller companies, which should have a positive impact on the future performance of the Fund.

                                   EVERGREEN
                                 Utility Fund
                     Fund at a Glance as of July 31, 1999



                             Portfolio Management
                             --------------------

                    [PHOTO OF MATTHEW D. FINN APPEARS HERE]

                             Matthew D. Finn, CFA
                               Tenure: May 1999

                 [PHOTO OF DORIS KELLEY-WATKINS APPEARS HERE]

                             Doris Kelley-Watkins
                            Tenure:  February 1997

 -------------------------------------------------------------------------------
                         CURRENT INVESTMENT STYLE/1/
 -------------------------------------------------------------------------------

Size             Style
         Value   Blend   Growth
Large
Medium     X
Small

Morningstar's Style Box is based on a portfolio date as of 7/31/99.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/ Source: 1999 Morningstar, Inc.

/2/ Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class.

Historical performance shown for Class C and Y prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. These historical returns for Classes C and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower while returns for Class Y would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

Funds that concentrate their investments in a single industry may face increased risk of price fluctuation due to adverse developments within that industry compared with more diversified funds.


 -------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/2/
 -------------------------------------------------------------------------------

Portfolio Inception Date: 1/4/94                  Class A     Class B     Class C     Class Y
Class Inception Date                              1/4/94      1/4/94      9/2/94      2/28/94
Average Annual Returns*
1 year with sales charge                           20.03%      20.23%      24.23%       n/a
1 year w/o sales charge                            26.05%      25.23%      25.23%      26.35%
3 years                                            19.56%      19.91%      20.60%      21.75%
5 years                                            15.88%      15.93%      16.17%      17.29%
Since Portfolio Inception                          13.34%      13.42%      13.59%      14.61%
Maximum Sales Charge                                4.75%       5.00%       1.00%       n/a
                                                 Front End      CDSC        CDSC
30-day SEC Yield                                    1.72%       1.06%       1.06%       2.06%
12-month income dividends per share                $0.42       $0.33       $0.33       $0.45
12-month capital gain distributions per share      $1.28       $1.28       $1.28       $1.28

* Adjusted for maximum applicable sales charge unless noted.

 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]


               Evergreen Utility A     Consumer Price         S & P 500       S & P Utility
Period End         Market Value       Index - US Value     Composite Value        Value
  1/31/94              9,523               10,000              10,000            10,000
  7/31/94              9,126               10,150               9,656             9,420
  7/31/95             10,143               10,431              12,170            10,776
  7/31/96             11,158               10,736              14,186            12,081
  7/31/97             13,537               10,978              21,568            13,917
  7/31/98             15,880               11,163              25,708            16,840
  7/31/99             20,016               11,368              30,641            19,035


Comparison of change in value of a $10,000 investment in Evergreen Utility Fund, Class A, the Standard and Poor's Utility Index (S&P Utilities), the Standard and Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P Utilities and the S&P 500 are unmanaged market indices and do not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                                 Utility Fund
                          Portfolio Manager Interview


How did the Fund perform?

The Fund had excellent performance. For the 12 months ended July 31, 1999, the Evergreen Utility Fund's Class A shares had a total return, before deduction of any applicable sales charges, of 26.05%. During the 12 months, the Fund's benchmark, the S&P Utilities Index, returned 13.04%. For the same period, the utility fund average return was 16.5%, according to Lipper, Inc., an independent monitor of mutual fund performance.

                           Portfolio Characteristics
                           -------------------------
                        (as of 7/31/1999 unless noted)

Total Net Assets                             $166,251,487
Number of Holdings                                     40
P/E Ratio*                                          21.4x
Beta*                                                0.47

* as of 6/30/1999

What factors contributed to the strong performance?

We began 1999 by increasing emphasis on the faster-growing telecommunications area, particularly wireless communications. Interest rates appeared to have bottomed late in 1998, which removed the favorable environment for interest-rate sensitive stocks, such as gas and electric utility companies.

Revenue growth from, and customer demand for, telecommunication products and services are rising sharply. There has been consolidation within the telecom industry, which can be profitable for investors. Early this year, we lifted the Fund's holdings in selected shares of telecommunication companies, including wireless names, but maintained an investment presence in electric and gas utilities.

 -------------------------------------------------------------------------------
                   PORTFOLIO COMPOSITION AS OF JULY 31, 1999
 -------------------------------------------------------------------------------
                         (as a percentage of net assets)

                            [PIE CHART APPEARS HERE]

Common Stock--75.2%
Convertible Preferred--21.5%
Convertible Debentures--2.4%
Cash Equivalents and Other--0.9%


                                Top 5 Industries
                                ----------------
                        (as a percentage of net assets)

Utilities--Electric                                          45.1%
Utilities--Telephone                                         21.7%
Utilities--Gas                                               10.5%
Telecommunication Services & Equipment                       10.4%
Oil/Energy                                                    3.6%

What strategies did you pursue as you increased investments in telecommunications?

In general, we increased our investments in companies that could offer customers maximum telecom product choices. We felt those types of companies would be most successful in the competitive environment. We also added to our wireless communication names. AT&T and Nextel are examples of our increased interest in telecommunications investments. We also held a position in MCI WorldCom. We did not add to our positions in regional operating telephone companies, primarily because we thought those companies were well represented in the portfolio. Frontier Corp., a telecommunications company that provides local, long distance, internet and other services was also added earlier this year.

                                   EVERGREEN
                                 Utility Fund
                          Portfolio Manager Interview


What is behind the rapid growth in telecommunications?

Growth in telecommunications is global with demand for wireless communications particularly pronounced. Technology advances continue to drive cost down and services up, expanding the markets for telecommunications in both developed and less developed countries. This trend has been apparent for several years. Spurred by lower costs, expanded product features and greater communications traffic capacity, growth in wireless communications has been nothing short of explosive both domestically and globally. A leading wireless equipment company estimates that there will be 300 million mobile wireless users in the world by the end of 1999 and 1 billion users by 2005.

One long-held name for the Fund, Qualcomm, developed a proprietary digital technology, CDMA, that is becoming one of the worldwide standards for wireless communications. This has resulted in a sharp rise in projected profit growth for this wireless equipment company. Its convertible preferred shares, which we own, have risen in concert.

What strategies have you followed for investing in traditional gas and electric utilities?

We did not abandon traditional gas and electric utilities. We found opportunities among companies in service territories undergoing deregulation. While competition is increasing for companies in deregulating markets, greater earnings opportunities are released as well. Many utilities are investing in areas outside of their original service territories that offer less restrictive pricing opportunity.

                                Top 10 Holdings
                                ---------------
                        (as a percentage of net assets)

Qualcomm Financial Trust I, convertible preferred                 7.0%
Companhia Paranaense de Energia-Copel, Plc, ADR                   3.7%
Enron Corp.                                                       3.6%
Nextel Communications, Inc. Cl. A                                 3.5%
Frontier Corp.                                                    3.3%
BellSouth Corp.                                                   3.2%
Sprint Corp., convertible preferred                               3.1%
Niagara Mohawk Holdings, Inc.                                     3.1%
Sprint Corp.                                                      3.1%
GTE Corp                                                          3.1%


We added Calpine Corp., an independent electric power producer, to the portfolio and we also purchased shares in two small-cap electric companies, NUI Corp. and UGI Corp. In addition, we added investments in electric companies PacifiCorp. and Niagara Mohawk Holdings.

                                   EVERGREEN
                                 Utility Fund
                          Portfolio Manager Interview



What is your outlook?

Although we have been emphasizing telecommunications, we continue to follow developments in the gas and electric utility areas. We believe attractive investment opportunities among gas and electric utilities can be found if we are selective and opportunistic.

For electric power companies, we expect continued movement toward competition and less regulation, with opportunities created by mergers, acquisitions and financial restructuring. Among gas stocks, we expect further consolidation and convergence between gas and electric companies. Gas companies continue to be greatly affected by the weather, which depressed last year's results, but we look for successful business diversification to help reduce this concern and lift the investment appeal of the stocks.

We believe telecommunications companies will continue to offer greater growth opportunity. However, we think this sector requires close scrutiny, particularly as the explosive demand for telecommunications services requires great increases in capital spending. This could become troublesome if interest rates were to increase substantially.

Our universe of telecom and utility companies is witnessing unprecedented fundamental change, much of it being introduced by competition. This is likely to create tremendous investment opportunity, but also some investment challenges and problems, which must be studied and understood.

                                   EVERGREEN
                                  Value Fund
                      Fund at a Glance as of July 31, 1999


                             Portfolio Management
                             --------------------

                    [PHOTO OF MATTHEW D. FINN APPEARS HERE]

                             Matthew D. Finn, CFA
                              Tenure:  March 1998

 -------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
 -------------------------------------------------------------------------------

Size             Style
         Value   Blend   Growth
Large      X
Medium
Small

Morningstar's Style Box is based on a portfolio date as of 7/31/99.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/ Source: 1999 Morningstar, Inc.

/2/ Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class.

Historical performance shown for Classes B, C, and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C, and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

 -------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/2/
 -------------------------------------------------------------------------------

Portfolio Inception Date: 4/12/85                 Class A     Class B     Class C     Class Y
Class Inception Date                              4/12/85     2/2/93      9/2/94      1/3/91
Average Annual Returns*
1 year with sales charge                           8.08%       7.65%      11.66%       n/a
1 year w/o sales charge                           13.48%      12.65%      12.66%      13.81%
3 years                                           18.97%      19.34%      20.05%      21.23%
5 years                                           17.45%      17.54%      17.77%      18.90%
10 years                                          12.98%      13.03%      13.13%      13.79%
Since Portfolio Inception                         14.05%      14.09%      14.16%      14.63%
Maximum Sales Charge                               4.75%       5.00%       1.00%       n/a
                                                Front End      CDSC        CDSC
30-day SEC Yield                                   0.48%      -0.26%      -0.26%       0.76%
12-month income dividends per share               $0.21       $0.05       $0.05       $0.26
12-month capital gain distributions per share     $0.13       $0.13       $0.13       $0.13

*  Adjusted for maximum applicable sales charge unless noted.


 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

               Evergreen Value A        Consumer Price       S & P 500 Composite
Period End        Market Value         Index - US Value             Value

 7/31/89             9,526                  10,000                 10,000
 7/31/90            10,088                  10,482                 10,623
 7/31/91            11,238                  10,949                 11,977
 7/31/92            12,444                  11,294                 13,510
 7/31/93            13,408                  11,608                 14,684
 7/31/94            14,412                  11,929                 15,442
 7/31/95            17,325                  12,259                 19,463
 7/31/96            19,126                  12,617                 22,687
 7/31/97            27,202                  12,902                 34,493
 7/31/98            29,799                  13,119                 41,113
 7/31/99            33,817                  13,360                 49,002

Comparison of change in value of a $10,000 investment in Evergreen Value Fund, Class A, the Standard and Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                                  Value Fund
                          Portfolio Manager Interview


How did the Fund perform?

The Evergreen Value Fund's Class A shares had a return, before deduction of any applicable sales charges, of 13.48% for the 12 months ended July 31, 1999. During the same period, the median return of funds in the Multi-Cap Value Fund Category was 11.03%, while the Russell 1000 Value Index had a return of 14.99%.

                           Portfolio Characteristics
                           -------------------------
                         (as of 7/31/1999 unless noted)

Total Net Assets                               $932,043,300
Number of Holdings                                       87
P/E Ratio*                                            20.5x
Beta*                                                  0.88

(as of 6/30/1999)

What factors affected performance?

The Fund performed well during the market decline early in the fiscal year. However, the portfolio's defensive posture held back relative performance during the market rally in October and November 1998. After the portfolio was repositioned in December by reducing allocations in defensive areas, such as healthcare, and adding to technology and basic materials, the Fund's performance improved.

What was the investment like for the period?

After a two-year period in which the growth style of investing outperformed the value style, the value indices substantially outperformed the S&P 500 Index during April. Since April, we have not seen a clear trend favoring either growth- or value-oriented stocks. Value-oriented stocks include many cyclical companies, whose sales and earnings are sensitive to changes in the economic cycle. Because of this, the environment for value-oriented stocks has improved as the economy has improved. Late in the period, concerns arose about a potential slowing of economic activity as both short-term and long-term interest rates moved up. At the same time, market leadership broadened out beyond the large-cap growth companies and has begun to include many mid-cap and small-cap companies. We believe this is an encouraging sign of a healthy market.

                                Top 5 Industries
                                ----------------
                        (as a percentage of net assets)

Finance & Insurance                                           13.1%
Banks                                                         13.1%
Oil/Energy                                                    10.9%
Information Services & Technology                              8.3%
Utilities--Telephone                                           8.1%

What investments supported performance?

Throughout most of the year, stock selection in the consumer cyclical and technology sectors helped performance. In the consumer cyclical area, the portfolio owned significant positions in three retailers that performed very well: Tandy, Federated Department Stores and Tommy Hilfiger. Among technology investments, Hewlett-Packard and Motorola were the best performers. The portfolio continued to own all these stocks at the end of the fiscal period, the positions in Tandy and Hewlett-Packard had been reduced.

                                   EVERGREEN
                                  Value Fund
                          Portfolio Manager Interview


The capital goods sector was the area that held back performance the most. The Fund's investment in Waste Management also hurt performance after the company announced it would not meet second quarter earnings expectations. The Fund has sold its position in Waste Management.

                                Top 10 Holdings
                                ---------------
                        (as a percentage of net assets)

Tommy Hilfiger Corp.                                                        3.3%
Federated Department Stores, Inc.                                           3.1%
Exxon Corp.                                                                 2.8%
BankAmerica Corp.                                                           2.8%
Texaco Inc.                                                                 2.5%
Citigroup, Inc.                                                             2.5%
Hewlett-Packard Co.                                                         2.5%
Pharmacla & Upjohn, Inc.                                                    2.4%
Tyco International Ltd.                                                     2.4%
Chase Manhatten Corp.                                                       2.2%

What is your outlook?

We believe economic growth will slow toward the end of this year to a more sustainable pace because of both the Federal Reserve Board's actions in raising short-term interest rates and the increases in mortgage and other interest rates. We also believe the 4% annual growth rate in Gross Domestic Product during the first quarter of the calendar year is sustainable. However, we believe earnings should still grow as previously depressed industries, including energy and basic materials, recover. In addition, U.S. multinational corporations should benefit from the emerging economic recovery overseas. Finally, many U.S. companies should have a relatively easy time exceeding their earnings of the third and fourth calendar quarters of 1999, supporting their stock performance.

We believe the primary risk to stock performance is a broad-based, sustained acceleration in inflation. We do not think this is likely to occur in the short run.

                                   EVERGREEN
                                 BLUE CHIP FUND

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                 Year Ended July 31,
                                                 ----------------------
                                                   1999     1998 (a)
CLASS A
Net asset value, beginning of period             $   30.42  $   27.39
                                                 ---------  ---------
Income from investment operations
Net investment income                                 0.05       0.08
Net realized and unrealized gains on securities       4.82       3.01
                                                 ---------  ---------
Total from investment operations                      4.87       3.09
                                                 ---------  ---------
Distributions to shareholders from
Net investment income                                (0.03)     (0.06)
Net realized gains                                   (2.38)         0
                                                 ---------  ---------
Total distributions                                  (2.41)     (0.06)
                                                 ---------  ---------
Net asset value, end of period                   $   32.88  $   30.42
                                                 ---------  ---------
Total return*                                        17.29%     11.29%
Ratios and supplemental data
Net assets, end of period (thousands)            $ 382,499  $ 284,735
Ratios to average net assets:
 Expenses**                                           1.20%      1.20%+
 Net investment income                                0.19%      0.49%+
Portfolio turnover rate                                111%       112%

                         Year Ended July 31,             Year Ended August 31,
                         -----------------------  --------------------------------------
                           1999      1998 (b)       1997      1996      1995      1994
CLASS B
Net asset value,
 beginning of period     $   30.35   $   29.79    $  25.05  $  22.98  $  23.21  $  25.42
                         ---------   ---------    --------  --------  --------  --------
Income from investment
 operations
Net investment income        (0.05)      (0.12)       0.15      0.12      0.25      0.16
Net realized and
 unrealized gains or
 losses on securities         4.62        5.72        7.97      3.69      2.66     (0.35)
                         ---------   ---------    --------  --------  --------  --------
Total from investment
 operations                   4.57        5.60        8.12      3.81      2.91     (0.19)
                         ---------   ---------    --------  --------  --------  --------
Distributions to
 shareholders from
Net realized gains           (2.38)      (4.96)      (3.18)    (0.98)    (2.78)    (1.74)
                         ---------   ---------    --------  --------  --------  --------
Net investment income            0       (0.08)      (0.20)    (0.76)    (0.36)    (0.28)
Total distributions          (2.38)      (5.04)      (3.38)    (1.74)    (3.14)    (2.02)
                         ---------   ---------    --------  --------  --------  --------
Net asset value, end of
 period                  $   32.54   $   30.35    $  29.79  $  25.05  $  22.98  $  23.21
                         ---------   ---------    --------  --------  --------  --------
Total return*                16.26%      20.89%      34.76%    17.31%    13.87%    (0.72%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $ 255,182   $ 117,893    $312,935  $224,819  $199,456  $208,532
Ratios to average net
 assets:
 Expenses**                   1.95%       1.68%+      1.57%     1.85%     1.75%     2.07%
 Net investment income       (0.60%)     (0.02%)+     0.55%     0.52%     1.09%     0.67%
Portfolio turnover rate        111%        112%        109%      139%      115%       73%

(a) For the period from January 20, 1998 (commencement of class operations) to July 31, 1998.
(b) For the eleven months ended July 31, 1998. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 1998.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+ Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                 BLUE CHIP FUND

                              Financial Highlights
                (For a share outstanding throughout each period)

                         Year Ended July 31,
                         -----------------------
                           1999       1998 (a)
CLASS C
Net asset value,
 beginning of period     $   30.40    $   27.70
                         ---------    ---------
Income from investment
 operations
Net investment income        (0.11)           0
Net realized and
 unrealized gains on
 securities                   4.72         2.72
                         ---------    ---------
Total from investment
 operations                   4.61         2.72
                         ---------    ---------
Distributions to
 shareholders from
Net realized gains           (2.38)           0
                         ---------    ---------
Net investment income            0        (0.02)
Total distributions          (2.38)       (0.02)
                         ---------    ---------
Net asset value, end of
 period                  $   32.63    $   30.40
                         ---------    ---------
Total return*                16.37%        9.80%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $   2,969    $     780
Ratios to average net
 assets:
 Expenses**                   1.95%        2.02%+
 Net investment income       (0.67%)      (0.27%)+
Portfolio turnover rate        111%         112%


                                                   Period Ended
                                                 July 31, 1999 (b)
CLASS Y
Net asset value, beginning of period                  $32.30
                                                      ------
Income from investment operations
Net investment income                                      0
Net realized and unrealized gains on securities         0.32
                                                      ------
Total from investment operations                        0.32
                                                      ------
Net asset value, end of period                        $32.62
                                                      ------
Total return                                            0.99%
Ratios and supplemental data
Net assets, end of period (thousands)                 $  789
Ratios to average net assets:
 Expenses**                                             0.95%+
 Net investment income                                  0.08%+
Portfolio turnover rate                                  111%

(a) For the period from January 22, 1998 (commencement of class operations) to July 31, 1998.
(b) For the period from April 30, 1999 (commencement of class operations) to July 31, 1999
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               EQUITY INCOME FUND

                              Financial Highlights
                (For a share outstanding throughout each period)

                           Year Ended July 31,        Year Ended November 30,
                         --------------------------   -------------------------
                         1999 #    1998    1997 (a)    1996     1995     1994
CLASS A
Net asset value,
 beginning of period     $ 21.65  $ 20.69  $ 17.33    $ 13.83  $ 11.75  $ 12.31
                         -------  -------  -------    -------  -------  -------
Income from investment
 operations
Net investment income       0.33     0.21     0.18       0.26     0.25     0.24
Net realized and
 unrealized gains or
 losses on securities       1.22     2.46     3.34       3.83     2.80    (0.56)
                         -------  -------  -------    -------  -------  -------
Total from investment
 operations                 1.55     2.67     3.52       4.09     3.05    (0.32)
                         -------  -------  -------    -------  -------  -------
Distributions to
 shareholders from
Net investment income      (0.29)   (0.19)   (0.16)     (0.26)   (0.32)   (0.24)
Net realized gains         (2.74)   (1.52)       0      (0.33)   (0.65)       0
                         -------  -------  -------    -------  -------  -------
Total distributions        (3.03)   (1.71)   (0.16)     (0.59)   (0.97)   (0.24)
                         -------  -------  -------    -------  -------  -------
Net asset value, end of
 period                  $ 20.17  $ 21.65  $ 20.69    $ 17.33  $ 13.83  $ 11.75
                         -------  -------  -------    -------  -------  -------
Total return*               8.20%   13.85%   20.40%     29.83%   26.57%  (2.65%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $50,213  $52,667  $47,812    $40,487  $27,037  $23,162
Ratios to average net
 assets:
 Expenses**                 1.17%    1.21%    1.24%+     1.41%    1.69%    1.59%
 Net investment income      1.68%    1.01%    1.46%+     1.66%    1.94%    1.93%
Portfolio turnover rate      106%      66%      41%        41%      77%      57%

                            Year Ended July 31,         Year Ended November 30,
                         ---------------------------   ---------------------------
                         1999 #     1998    1997 (a)     1996      1995     1994
CLASS B
Net asset value,
 beginning of period     $ 21.56  $  20.63  $ 17.31    $  13.84  $  11.77  $ 12.32
                         -------  --------  -------    --------  --------  -------
Income from investment
 operations
Net investment income       0.18      0.06     0.09        0.15      0.15     0.15
Net realized and
 unrealized gains or
 losses on securities       1.21      2.45     3.31        3.80      2.82    (0.56)
                         -------  --------  -------    --------  --------  -------
Total from investment
 operations                 1.39      2.51     3.40        3.95      2.97    (0.41)
                         -------  --------  -------    --------  --------  -------
Distributions to
 shareholders from
Net investment income      (0.15)    (0.06)   (0.08)      (0.15)    (0.25)   (0.14)
Net realized gains         (2.74)    (1.52)       0       (0.33)    (0.65)       0
                         -------  --------  -------    --------  --------  -------
Total distributions        (2.89)    (1.58)   (0.08)      (0.48)    (0.90)   (0.14)
                         -------  --------  -------    --------  --------  -------
Net asset value, end of
 period                  $ 20.06  $  21.56  $ 20.63    $  17.31  $  13.84  $ 11.77
                         -------  --------  -------    --------  --------  -------
Total return*               7.39%    13.01%   19.68%      28.73%    25.59%   (3.36%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $78,049  $105,748  $94,309    $ 43,526  $ 20,605  $ 7,314
Ratios to average net
 assets:
 Expenses**                 1.93%     1.97%    2.02%+      2.18%     2.47%    2.31%
 Net investment income      0.91%     0.25%    0.58%+      0.88%     1.06%    1.27%
Portfolio turnover rate      106%       66%      41%         41%       77%      57%

(a) For the eight months ended July 31, 1997. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               EQUITY INCOME FUND

                              Financial Highlights
                (For a share outstanding throughout each period)

                           Year Ended July 31,        Year Ended November 30,
                         --------------------------   --------------------------
                         1999 #    1998    1997 (a)     1996     1995     1994
CLASS C
Net asset value,
 beginning of period     $ 21.58  $ 20.65  $ 17.32    $  13.85  $ 11.78  $ 12.33
                         -------  -------  -------    --------  -------  -------
Income from investment
 operations
Net investment income       0.18     0.05     0.09        0.14     0.16     0.15
Net realized and
 unrealized gains or
 losses on securities       1.21     2.46     3.32        3.81     2.81    (0.56)
                         -------  -------  -------    --------  -------  -------
Total from investment
 operations                 1.39     2.51     3.41        3.95     2.97    (0.41)
                         -------  -------  -------    --------  -------  -------
Distributions to
 shareholders from
Net investment income      (0.15)   (0.06)   (0.08)      (0.15)   (0.25)   (0.14)
Net realized gains         (2.74)   (1.52)       0       (0.33)   (0.65)       0
                         -------  -------  -------    --------  -------  -------
Total distributions        (2.89)   (1.58)   (0.08)      (0.48)   (0.90)   (0.14)
                         -------  -------  -------    --------  -------  -------
Net asset value, end of
 period                  $ 20.08  $ 21.58  $ 20.65    $  17.32  $ 13.85  $ 11.78
                         -------  -------  -------    --------  -------  -------
Total return*               7.38%   12.99%   19.73%      28.71%   25.57%   (3.36%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $16,952  $20,851  $21,125    $ 14,562  $ 9,503  $ 5,968
Ratios to average net
 assets:
 Expenses**                 1.93%    1.97%    2.01%+      2.17%    2.47%    2.34%
 Net investment income      0.91%    0.25%    0.66%+      0.89%    1.16%    1.21%
Portfolio turnover rate      106%      66%      41%         41%      77%      57%

                                                  Year Ended July 31,
                                                 ------------------------
                                                 1999 #   1998   1997 (b)
CLASS Y
Net asset value, beginning of period             $21.61  $20.62   $17.74
                                                 ------  ------   ------
Income from investment operations
Net investment income                              0.37    0.24     0.18
Net realized and unrealized gains on securities    1.22    2.51     2.86
                                                 ------  ------   ------
Total from investment operations                   1.59    2.75     3.04
                                                 ------  ------   ------
Distributions to shareholders
Net investment income                             (0.34)  (0.24)   (0.16)
Net realized gains                                (2.74)  (1.52)       0
                                                 ------  ------   ------
Total distributions                               (3.08)  (1.76)   (0.16)
                                                 ------  ------   ------
Net asset value, end of period                   $20.12  $21.61   $20.62
                                                 ------  ------   ------
Total return                                       8.44%  14.29%   17.22%
Ratios and supplemental data
Net assets, end of period (thousands)            $  651  $  111   $   93
Ratios to average net assets:
 Expenses**                                        0.87%   0.93%    1.34%+
 Net investment income                             1.98%   1.31%    0.79%+
Portfolio turnover rate                             106%     66%      41%

(a) For the eight months ended July 31, 1997. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 1997.
(b) For the period from January 13, 1997 (commencement of class operations) to July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             GROWTH AND INCOME FUND

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                               Year Ended
                                 Year Ended July 31,          December 31,
                                --------------------------   -----------------
                                 1999     1998    1997 (b)    1996    1995 (a)
CLASS A
Net asset value, beginning of
 period                         $29.14   $27.26    $22.53    $18.63    $14.48
                                ------   ------    ------    ------    ------
Income from investment
 operations
Net investment income             0.10     0.16      0.08      0.12      0.13
Net realized and unrealized
 gains on securities and
 foreign currency related
 transactions                     1.16     2.86      4.72      4.26      4.64
                                ------   ------    ------    ------    ------
Total from investment
 operations                       1.26     3.02      4.80      4.38      4.77
                                ------   ------    ------    ------    ------
Distributions to shareholders
 from
Net investment income            (0.06)   (0.13)    (0.07)    (0.13)    (0.14)
Net realized gains               (0.78)   (1.01)        0     (0.35)    (0.48)
                                ------   ------    ------    ------    ------
Total distributions              (0.84)   (1.14)    (0.07)    (0.48)    (0.62)
                                ------   ------    ------    ------    ------
Net asset value, end of period  $29.56   $29.14    $27.26    $22.53    $18.63
                                ------   ------    ------    ------    ------
Total return*                     4.48%   11.26%    21.33%    23.50%    33.00%
Ratios and supplemental data
Net assets, end of period
 (millions)                     $  250   $  296    $  166    $   85    $   19
Ratios to average net assets:
 Expenses**                       1.43%    1.46%     1.47%+    1.41%     1.55%+
 Net investment income            0.33%    0.61%     0.57%+    0.70%     0.99%+
Portfolio turnover rate             39%      20%        6%       14%       17%

                                                               Year Ended
                                 Year Ended July 31,          December 31,
                                --------------------------   -----------------
                                 1999     1998    1997 (b)    1996    1995 (a)
CLASS B
Net asset value, beginning of
 period                         $28.88   $27.10    $22.43    $18.59    $14.48
                                ------   ------    ------    ------    ------
Income from investment
 operations
Net investment income            (0.14)   (0.02)    (0.02)        0      0.05
Net realized and unrealized
 gains on securities and
 foreign currency related
 transactions                     1.18     2.81      4.69      4.20      4.61
                                ------   ------    ------    ------    ------
Total from investment
 operations                       1.04     2.79      4.67      4.20      4.66
                                ------   ------    ------    ------    ------
Distributions to shareholders
 from
Net investment income                0        0         0     (0.01)    (0.07)
Net realized gains               (0.78)   (1.01)        0     (0.35)    (0.48)
                                ------   ------    ------    ------    ------
Total distributions              (0.78)   (1.01)        0     (0.36)    (0.55)
                                ------   ------    ------    ------    ------

Net asset value, end of period  $29.14   $28.88    $27.10    $22.43    $18.59
                                ------   ------    ------    ------    ------
Total return*                     3.73%   10.44%    20.82%    22.60%    32.20%
Ratios and supplemental data
Net assets, end of period
 (millions)                     $  891   $1,000    $  542    $  245    $   46
Ratios to average net assets:
 Expenses**                       2.18%    2.21%     2.25%+    2.17%     2.24%+
 Net investment income           (0.43%)  (0.14%)   (0.19%)+  (0.06%)    0.30%+
Portfolio turnover rate             39%      20%        6%       14%       17%

(a) For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             GROWTH AND INCOME FUND

                              Financial Highlights
                (For a share outstanding throughout each period)

                          Year Ended July 31,         Year Ended December 31,
                         --------------------------   ---------------------------
                          1999     1998    1997 (b)      1996         1995 (a)
CLASS C
Net asset value,
 beginning of period     $28.89   $27.10    $22.43    $     18.58    $     14.48
                         ------   ------    ------    -----------    -----------
Income from investment
 operations
Net investment income     (0.16)   (0.02)    (0.02)             0           0.06
Net realized and
 unrealized gains on
 securities and foreign
 currency related
 transactions              1.19     2.82      4.69           4.21           4.60
                         ------   ------    ------    -----------    -----------
Total from investment
 operations                1.03     2.80      4.67           4.21           4.66
                         ------   ------    ------    -----------    -----------
Distributions to
 shareholders from
Net investment income         0        0         0          (0.01)         (0.08)
Net realized gains        (0.78)   (1.01)        0          (0.35)         (0.48)
                         ------   ------    ------    -----------    -----------
Total distributions       (0.78)   (1.01)        0          (0.36)         (0.56)
                         ------   ------    ------    -----------    -----------
Net asset value, end of
 period                  $29.14   $28.89    $27.10    $     22.43    $     18.58
                         ------   ------    ------    -----------    -----------
Total return*              3.69%   10.47%    20.82%         22.60%         32.20%
Ratios and supplemental
 data
Net assets, end of
 period (millions)       $   37   $   50    $   24    $        10    $        20
Ratios to average net
 assets:
 Expenses**                2.18%    2.21%     2.25%+         2.17%          2.15%+
 Net investment income    (0.42%)  (0.13%)   (0.19%)+       (0.06%)         0.35%+
Portfolio turnover rate      39%      20%        6%            14%            17%

                            Year Ended July 31,      Year Ended December 31,
                           ------------------------  -------------------------
                            1999    1998   1997 (b)   1996     1995     1994
CLASS Y
Net asset value,
 beginning of period       $29.19  $27.29   $22.55   $ 18.64  $ 14.52  $ 15.41
                           ------  ------   ------   -------  -------  -------
Income from investment
 operations
Net investment income        0.19    0.24     0.11      0.18     0.18     0.14
Net realized and
 unrealized gains on
 securities and foreign
 currency related
 transactions                1.15    2.87     4.73      4.25     4.59     0.12
                           ------  ------   ------   -------  -------  -------
Total from investment
 operations                  1.34    3.11     4.84      4.43     4.77     0.26
                           ------  ------   ------   -------  -------  -------
Distributions to
 shareholders from
Net investment income       (0.10)  (0.20)   (0.10)    (0.17)   (0.17)   (0.14)
Net realized gains          (0.78)  (1.01)       0     (0.35)   (0.48)   (1.01)
                           ------  ------   ------   -------  -------  -------
Total distributions         (0.88)  (1.21)   (0.10)    (0.52)   (0.65)   (1.15)
                           ------  ------   ------   -------  -------  -------
Net asset value, end of
 period                    $29.65  $29.19   $27.29   $ 22.55  $ 18.64  $ 14.52
                           ------  ------   ------   -------  -------  -------
Total return                 4.75%  11.56%   21.52%    23.80%   32.90%    1.70%
Ratios and supplemental
 data
Net assets, end of period
 (millions)                $  634  $  801   $  616   $   442  $   141  $    73
Ratios to average net
 assets:
 Expenses**                  1.18%   1.20%    1.21%+    1.16%    1.27%    1.33%
 Net investment income       0.57%   0.86%    0.82%+    0.93%    1.11%    0.96%
Portfolio turnover rate        39%     20%       6%       14%      17%      29%

(a) For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             INCOME AND GROWTH FUND

                              Financial Highlights
                (For a share outstanding throughout each period)

                             Year Ended July 31,         Year Ended January 31,
                         -----------------------------  --------------------------
                          1999 #    1998    1997 (b) #   1997     1996    1995 (a)
CLASS A
Net asset value,
 beginning of period     $  23.19  $ 23.94   $ 21.79    $ 20.15  $ 17.28   $17.09
                         --------  -------   -------    -------  -------   ------
Income from investment
 operations
Net investment income        0.94     1.05      0.52       1.02     1.01     0.02
Net realized and
 unrealized gains on
 securities and foreign
 currency related
 transactions                1.50     0.81      2.15       1.67     2.94     0.17
                         --------  -------   -------    -------  -------   ------
Total from investment
 operations                  2.44     1.86      2.67       2.69     3.95     0.19
                         --------  -------   -------    -------  -------   ------
Distributions to
 shareholders from
Net investment income       (0.93)   (1.02)    (0.52)     (1.05)   (1.08)       0
Net realized gains          (2.13)   (1.59)        0          0        0        0
                         --------  -------   -------    -------  -------   ------
Total distributions         (3.06)   (2.61)    (0.52)     (1.05)   (1.08)       0
                         --------  -------   -------    -------  -------   ------
Net asset value, end of
 period                  $  22.57  $ 23.19   $ 23.94    $ 21.79  $ 20.15   $17.28
                         --------  -------   -------    -------  -------   ------
Total return*               12.14%    7.93%    12.45%     13.80%   23.40%    1.10%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $ 35,714  $15,005   $11,955    $ 9,678  $ 4,412   $  119
Ratios to average net
 assets:
 Expenses**                  1.46%    1.50%     1.45%+     1.44%    1.36%    1.45%+
 Interest expense             N/A      N/A       N/A       0.03%     N/A      N/A
 Net investment income       4.39%    4.20%     4.69%+     4.93%    5.39%    4.09%+
Portfolio turnover rate       124%     133%       72%       168%     138%     151%
                             Year Ended July 31,         Year Ended January 31,
                         -----------------------------  --------------------------
                          1999 #    1998    1997 (b) #   1997     1996    1995 (a)
CLASS B
Net asset value,
 beginning of period     $  23.04  $ 23.81   $ 21.69    $ 20.08  $ 17.28   $17.09
                         --------  -------   -------    -------  -------   ------
Income from investment
 operations
Net investment income        0.76     0.86      0.43       0.89     0.91     0.02
Net realized and
 unrealized gains on
 securities and foreign
 currency related
 transactions                1.51     0.81      2.15       1.64     2.87     0.17
                         --------  -------   -------    -------  -------   ------
Total from investment
 operations                  2.27     1.67      2.58       2.53     3.78     0.19
                         --------  -------   -------    -------  -------   ------
Distributions to
 shareholders from
Net investment income       (0.80)   (0.85)    (0.46)     (0.92)   (0.98)       0
Net realized gains          (2.13)   (1.59)        0          0        0        0
                         --------  -------   -------    -------  -------   ------
Total distributions         (2.93)   (2.44)    (0.46)     (0.92)   (0.98)       0
                         --------  -------   -------    -------  -------   ------
Net asset value, end of
 period                  $  22.38  $ 23.04   $ 23.81    $ 21.69  $ 20.08   $17.28
                         --------  -------   -------    -------  -------   ------
Total return*               11.34%    7.13%    12.06%     13.00%   22.40%    1.10%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $185,177  $54,544   $43,977    $35,323  $14,750   $  599
Ratios to average net
 assets:
 Expenses**                  2.21%    2.25%     2.20%+     2.19%    2.11%    2.23%+
 Interest expense             N/A      N/A       N/A       0.03%     N/A      N/A
 Net investment income       3.61%    3.46%     3.94%+     4.17%    4.69%    3.23%+
Portfolio turnover rate       124%     133%       72%       168%     138%     151%

(a) For the period from January 3, 1995 (commencement of class operations) to January 31, 1995.
(b) For the six months ended July 31, 1997. The Fund changed its fiscal year end from January 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             INCOME AND GROWTH FUND

                              Financial Highlights
                (For a share outstanding throughout each period)

                             Year Ended July 31,      Year Ended January 31,
                           ------------------------- -----------------------
                           1999 #   1998   1997 (b) #  1997    1996   1995 (a)
CLASS C
Net asset value,
 beginning of period       $23.04  $23.81    $21.69   $20.08  $17.27   $17.09
                           ------  ------    ------   ------  ------   ------
Income from investment
 operations
Net investment income        0.76    0.87      0.44     0.87    0.90     0.01
Net realized and
 unrealized gains on
 securities and foreign
 currency related
 transactions                1.51    0.80      2.14     1.66    2.89     0.17
                           ------  ------    ------   ------  ------   ------
Total from investment
 operations                  2.27    1.67      2.58     2.53    3.79     0.18
                           ------  ------    ------   ------  ------   ------
Distributions to
 shareholders from
Net realized gains          (2.13)  (1.59)        0        0       0        0
                           ------  ------    ------   ------  ------   ------
Net investment income       (0.80)  (0.85)    (0.46)   (0.92)  (0.98)       0
Total distributions         (2.93)  (2.44)    (0.46)   (0.92)  (0.98)       0
                           ------  ------    ------   ------  ------   ------
Net asset value, end of
 period                    $22.38  $23.04    $23.81   $21.69  $20.08   $17.27
                           ------  ------    ------   ------  ------   ------
Total return*               11.34%   7.13%    12.06%   12.90%  22.40%    1.10%
Ratios and supplemental
 data
Net assets, end of period
 (thousands)               $2,502  $1,259    $  950   $  982  $  523   $   24
Ratios to average net
 assets:
 Expenses**                  2.21%   2.25%     2.20%+   2.19%   2.11%    2.22%+
 Interest expense             N/A     N/A       N/A     0.03%    N/A      N/A
 Net investment income       3.60%   3.48%     4.06%+   4.15%   4.67%    2.68%+
Portfolio turnover rate       124%    133%       72%     168%    138%     151%


                             Year Ended July 31,      Year Ended January 31,
                           ------------------------- -----------------------
                           1999 #   1998   1997 (b) #  1997    1996   1995 (c)
CLASS Y
Net asset value,
 beginning of period       $23.22  $23.98    $21.81   $20.16  $17.28   $18.29
                           ------  ------    ------   ------  ------   ------

Net investment income        0.99    1.02      0.55     1.08    1.10     0.87
Net realized and
 unrealized gains or
 losses on securities and
 foreign currency related
 transactions                1.52    0.89      2.16     1.66    2.87    (0.55)
                           ------  ------    ------   ------  ------   ------
Total from investment
 operations                  2.51    1.91      2.71     2.74    3.97     0.32
                           ------  ------    ------   ------  ------   ------
Income from investment
 operations

Net investment income       (1.02)  (1.08)    (0.54)   (1.09)  (1.09)   (1.08)

Net realized gains          (2.13)  (1.59)        0        0       0    (0.25)
                           ------  ------    ------   ------  ------   ------
Total distributions         (3.15)  (2.67)    (0.54)   (1.09)  (1.09)   (1.33)
                           ------  ------    ------   ------  ------   ------
Net asset value, end of
 period                    $22.58  $23.22    $23.98   $21.81  $20.16   $17.28
                           ------  ------    ------   ------  ------   ------
Distributions to
 shareholders from
Total return                12.46%   8.16%    12.65%   14.10%  23.50%    1.90%
Ratios and supplemental
 data
Net assets, end of period
 (millions)                $  847  $  880    $  900   $  858  $  914   $  942
Ratios to average net
 assets:
 Expenses**                  1.21%   1.25%     1.20%+   1.18%   1.19%    1.24%+
 Interest expense             N/A     N/A       N/A     0.03%    N/A      N/A
 Net investment income       4.61%   4.46%     4.97%+   5.14%   5.70%    5.70%+
Portfolio turnover rate       124%    133%       72%     168%    138%     151%
(a) For the period from January 3, 1995 (commencement of class operations) to January 31, 1995.
(b) For the six months ended July 31, 1997. The Fund changed its fiscal year end from January 31 to July 31, effective July 31, 1997.
(c) For the ten months ended January 31, 1995. The Fund has changed its fiscal year end from March 31 to January 31, effective January 31, 1995.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              SMALL CAP VALUE FUND

                              Financial Highlights
                (For a share outstanding throughout each period)

                             Year Ended July 31       Year Ended December 31,
                         --------------------------- -------------------------
                          1999     1998    1997 (b) #    1996        1995 (a)
CLASS A
Net asset value,
 beginning of period     $ 15.75  $ 15.69    $13.10   $     11.57   $      9.64
                         -------  -------    ------   -----------   -----------
Income from investment
 operations
Net investment income       0.26     0.29      0.14          0.34          0.34
Net realized and
 unrealized gains on
 securities                 0.04     0.24      2.59          2.13          2.45
                         -------  -------    ------   -----------   -----------
Total from investment
 operations                 0.30     0.53      2.73          2.47          2.79
                         -------  -------    ------   -----------   -----------
Distributions to
 shareholders from
Net realized gains         (0.18)   (0.19)    (0.01)        (0.60)        (0.49)
                         -------  -------    ------   -----------   -----------
Net investment income      (0.30)   (0.28)    (0.13)        (0.34)        (0.37)
Total distributions        (0.48)   (0.47)    (0.14)        (0.94)        (0.86)
                         -------  -------    ------   -----------   -----------
Net asset value, end of
 period                  $ 15.57  $ 15.75    $15.69   $     13.10   $     11.57
                         -------  -------    ------   -----------   -----------
Total return*               2.17%    3.24%    20.99%        22.00%        29.50%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $59,451  $54,142    $4,239   $       336   $       216
Ratios to average net
 assets:
 Expenses**                 1.67%    1.68%     1.71%+        1.75%         1.75%+
 Net investment income      1.85%    1.95%     1.88%+        3.08%         3.39%+
Portfolio turnover rate       54%      18%       13%           50%           48%

                             Year Ended July 31,        Year Ended December 31,
                         ----------------------------- -------------------------
                           1999      1998    1997 (b) #    1996        1995 (a)
CLASS B
Net asset value,
 beginning of period     $  15.67  $  15.64    $13.09   $     11.57   $      9.64
                         --------  --------    ------   -----------   -----------
Income from investment
 operations
Net investment income        0.16      0.19      0.08          0.27          0.28
Net realized and
 unrealized gains on
 securities                  0.02      0.22      2.57          2.11          2.43
                         --------  --------    ------   -----------   -----------
Total from investment
 operations                  0.18      0.41      2.65          2.38          2.71
                         --------  --------    ------   -----------   -----------
Distributions to
 shareholders from
Net realized gains          (0.18)    (0.19)    (0.01)        (0.60)        (0.49)
                         --------  --------    ------   -----------   -----------
Net investment income       (0.19)    (0.19)    (0.09)        (0.26)        (0.29)
Total distributions         (0.37)    (0.38)    (0.10)        (0.86)        (0.78)
                         --------  --------    ------   -----------   -----------
Net asset value, end of
 period                  $  15.48  $  15.67    $15.64   $     13.09   $     11.57
                         --------  --------    ------   -----------   -----------
Total return*                1.35%     2.49%    20.37%        21.10%        28.70%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $110,809  $130,191    $9,462   $       692   $       266
Ratios to average net
 assets:
 Expenses**                  2.42%     2.43%     2.46%+        2.50%         2.50%+
 Net investment income       1.15%     1.20%     1.12%+        2.39%         2.67%+
Portfolio turnover rate        54%       18%       13%           50%           48%

(a) For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              SMALL CAP VALUE FUND

                              Financial Highlights
                (For a share outstanding throughout each period)

                            Year Ended July 31,       Year Ended December 31,
                         ---------------------------  -----------------------
                          1999     1998    1997 (b)#     1996        1995 (a)
CLASS C
Net asset value,
 beginning of period     $ 15.66  $ 15.63   $13.09    $     11.56   $      9.74
                         -------  -------   ------    -----------   -----------
Income from investment
 operations
Net investment income       0.16     0.19     0.10           0.28          0.28
Net realized and
 unrealized gains on
 securities                 0.01     0.22     2.54           2.10          2.33
                         -------  -------   ------    -----------   -----------
Total from investment
 operations                 0.17     0.41     2.64           2.38          2.61
                         -------  -------   ------    -----------   -----------
Distributions to
 shareholders from
Net realized gains         (0.18)   (0.19)   (0.01)         (0.60)        (0.49)
                         -------  -------   ------    -----------   -----------
Net investment income      (0.19)   (0.19)   (0.09)         (0.25)        (0.30)
Total distributions        (0.37)   (0.38)   (0.10)         (0.85)        (0.79)
                         -------  -------   ------    -----------   -----------
Net asset value, end of
 period                  $ 15.46  $ 15.66   $15.63    $     13.09   $     11.56
                         -------  -------   ------    -----------   -----------
Total return*               1.28%    2.49%   20.30%         21.10%        27.30%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $22,842  $26,197   $2,770    $        56   $        24
Ratios to average net
 assets:
 Expenses**                 2.42%    2.43%    2.45%+         2.50%         2.50%+
 Net investment income      1.15%    1.20%    1.20%+         2.33%         2.63%+
Portfolio turnover rate       54%      18%      13%            50%           48%

                                                      Year Ended December
                            Year Ended July 31,               31,
                         ---------------------------  -----------------------
                          1999     1998    1997 (b)#   1996    1995     1994
CLASS Y
Net asset value,
 beginning of period     $ 15.77  $ 15.71   $ 13.12   $11.58  $ 9.70   $10.15
                         -------  -------   -------   ------  ------   ------
Income from investment
 operations
Net investment income       0.33     0.34      0.19     0.38    0.38     0.34
Net realized and
 unrealized gains or
 losses on securities      (0.02)    0.24      2.56     2.13    2.38    (0.41)
                         -------  -------   -------   ------  ------   ------
Total from investment
 operations                 0.31     0.58      2.75     2.51    2.76    (0.07)
                         -------  -------   -------   ------  ------   ------
Distributions to
 shareholders from
Net realized gains         (0.18)   (0.19)    (0.01)   (0.60)  (0.50)   (0.05)
                         -------  -------   -------   ------  ------   ------
Net investment income      (0.33)   (0.33)    (0.15)   (0.37)  (0.38)   (0.33)
Total distributions        (0.51)   (0.52)    (0.16)   (0.97)  (0.88)   (0.38)
                         -------  -------   -------   ------  ------   ------
Net asset value, end of
 period                  $ 15.57  $ 15.77   $ 15.71   $13.12  $11.58   $ 9.70
                         -------  -------   -------   ------  ------   ------
Total return                2.31%    3.57%    21.09%   22.40%  29.10%   (0.70%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $56,903  $96,556   $42,374   $8,592  $4,806   $3,613
Ratios to average net
 assets:
 Expenses**                 1.42%    1.39%     1.39%+   1.50%   1.50%+   1.48%
 Net investment income      2.19%    2.23%     2.39%+   3.36%   3.56%+   3.72%
Portfolio turnover rate       54%      18%       13%      50%     48%       9%

(a) For the period from January 24, 1995 (commencement of class operations) to December 31, 1995.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                  UTILITY FUND

                              Financial Highlights
                (For a share outstanding throughout each period)

                           Year Ended July 31,        Year Ended December 31,
                         --------------------------   --------------------------
                           1999     1998   1997(b)     1996      1995    1994(a)
CLASS A
Net asset value,
 beginning of period     $  11.76  $ 11.45  $ 10.57   $ 10.80  $   9.00  $ 10.00
                         --------  -------  -------   -------  --------  -------
Income from investment
 operations
Net investment income        0.42     0.43     0.25      0.41      0.44     0.45
Net realized and
 unrealized gains or
 losses on securities        2.37     1.44     0.87      0.05      2.25    (1.01)
                         --------  -------  -------   -------  --------  -------
Total from investment
 operations                  2.79     1.87     1.12      0.46      2.69    (0.56)
                         --------  -------  -------   -------  --------  -------
Distributions to
 shareholders from
Net investment income       (0.42)   (0.44)   (0.24)    (0.41)    (0.44)   (0.44)
Net realized gains          (1.28)   (1.12)       0     (0.28)    (0.45)       0
                         --------  -------  -------   -------  --------  -------
Total distributions         (1.70)   (1.56)   (0.24)    (0.69)    (0.89)   (0.44)
                         --------  -------  -------   -------  --------  -------
Net asset value, end of
 period                  $  12.85  $ 11.76  $ 11.45   $ 10.57  $  10.80  $  9.00
                         --------  -------  -------   -------  --------  -------
Total return*               26.05%   17.30%   10.72%     4.40%    30.70%   (5.60%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $108,411  $95,300  $91,638   $96,243  $107,872  $ 4,190
Ratios to average net
 assets:
 Expenses**                  1.03%    0.99%    1.00%+    0.87%     0.79%    0.53%+
 Net investment income       3.60%    3.58%    3.85%+    3.87%     4.51%    5.07%+
Portfolio turnover rate        46%      62%      50%       59%       88%      23%

                           Year Ended July 31,        Year Ended December 31,
                         --------------------------   --------------------------
                           1999     1998   1997(b)      1996      1995   1994(a)
CLASS B
Net asset value,
 beginning of period     $  11.76  $ 11.46  $ 10.58   $ 10.81  $   9.00  $ 10.00
                         --------  -------  -------   -------  --------  -------
Income from investment
 operations
Net investment income        0.34     0.34     0.20      0.33      0.37     0.39
Net realized and
 unrealized gains or
 losses on securities        2.37     1.44     0.87      0.05      2.26    (1.01)
                         --------  -------  -------   -------  --------  -------
Total from investment
 operations                  2.71     1.78     1.07      0.38      2.63    (0.62)
                         --------  -------  -------   -------  --------  -------
Distributions to
 shareholders from
Net investment income       (0.33)   (0.36)   (0.19)    (0.33)    (0.37)   (0.38)
Net realized gains          (1.28)   (1.12)       0     (0.28)    (0.45)       0
                         --------  -------  -------   -------  --------  -------
Total distributions         (1.61)   (1.48)   (0.19)    (0.61)    (0.82)   (0.38)
                         --------  -------  -------   -------  --------  -------
Net asset value, end of
 period                  $  12.86  $ 11.76  $ 11.46   $ 10.58  $  10.81  $  9.00
                         --------  -------  -------   -------  --------  -------
Total return*               25.23%   16.31%   10.21%     3.60%    29.90%   (6.20%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $ 54,839  $43,776  $36,738   $38,511  $ 35,662  $28,792
Ratios to average net
 assets:
 Expenses**                  1.77%    1.74%    1.75%+    1.62%     1.53%    1.27%+
 Net investment income       2.85%    2.82%    3.10%+    3.12%     3.78%    4.19%+
Portfolio turnover rate        46%      62%      50%       59%       88%      23%

(a) For the period from January 4, 1994 (commencement of class operations) to December 31, 1994.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                  UTILITY FUND

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                       Year Ended December
                             Year Ended July 31,               31,
                            ------------------------  ------------------------
                             1999    1998   1997 (b)   1996    1995   1994 (a)
CLASS C
Net asset value, beginning
 of period                  $11.76  $11.46   $10.58   $10.82  $ 9.01   $ 9.33
                            ------  ------   ------   ------  ------   ------
Income from investment
 operations
Net investment income         0.34    0.34     0.20     0.33    0.37     0.12
Net realized and
 unrealized gains or
 losses on securities         2.37    1.44     0.87     0.04    2.26    (0.33)
                            ------  ------   ------   ------  ------   ------
Total from investment
 operations                   2.71    1.78     1.07     0.37    2.63    (0.21)
                            ------  ------   ------   ------  ------   ------
Distributions to
 shareholders from
Net realized gains           (1.28)  (1.12)       0    (0.28)  (0.45)       0
                            ------  ------   ------   ------  ------   ------
Net investment income        (0.33)  (0.36)   (0.19)   (0.33)  (0.37)   (0.11)
Total distributions          (1.61)  (1.48)   (0.19)   (0.61)  (0.82)   (0.11)
                            ------  ------   ------   ------  ------   ------
Net asset value, end of
 period                     $12.86  $11.76   $11.46   $10.58  $10.82   $ 9.01
                            ------  ------   ------   ------  ------   ------
Total return*                25.23%  16.31%   10.21%    3.50%  29.80%   (2.20%)
Ratios and supplemental
 data
Net assets, end of period
 (thousands)                $  879  $  486   $  379   $  396  $  246   $  128
Ratios to average net
 assets:
 Expenses**                   1.77%   1.74%    1.75%+   1.63%   1.54%    1.94%+
 Net investment income        2.74%   2.82%    3.10%+   3.13%   3.76%    3.96%+
Portfolio turnover rate         46%     62%      50%      59%     88%      23%

                                                       Year Ended December
                             Year Ended July 31,               31,
                            ------------------------  ------------------------
                             1999    1998   1997 (b)   1996    1995   1994 (c)
CLASS Y
Net asset value, beginning
 of period                  $11.77  $11.46   $10.58   $10.82  $ 9.00   $ 9.51
                            ------  ------   ------   ------  ------   ------
Net realized and
 unrealized gains or
 losses on securities         2.33    1.45     0.88     0.03    2.27    (0.50)
                            ------  ------   ------   ------  ------   ------
Total from investment
 operations                   2.82    1.91     1.13     0.47    2.74    (0.13)
                            ------  ------   ------   ------  ------   ------
Income from investment
 operations
Net investment income         0.49    0.46     0.25     0.44    0.47     0.37
Net realized gains           (1.28)  (1.12)       0    (0.28)  (0.45)       0
                            ------  ------   ------   ------  ------   ------
Total distributions          (1.73)  (1.60)   (0.25)   (0.71)  (0.92)   (0.38)
                            ------  ------   ------   ------  ------   ------
Net asset value, end of
 period                     $12.86  $11.77   $11.46   $10.58  $10.82   $ 9.00
                            ------  ------   ------   ------  ------   ------
Distributions to
 shareholders from
Net investment income        (0.45)  (0.48)   (0.25)   (0.43)  (0.47)   (0.38)
Total return                 26.35%  17.60%   10.85%    4.50%  31.30%   (1.60%)
Ratios and supplemental
 data
Net assets, end of period
 (thousands)                $2,123  $1,695   $1,627   $2,000  $7,791   $5,201
Ratios to average net
 assets:
 Expenses**                   0.77%   0.74%    0.74%+   0.61%   0.54%    0.40%+
 Net investment income        3.92%   3.82%    4.06%+   4.01%   4.76%    4.93%+
Portfolio turnover rate         46%     62%      50%      59%     88%      23%

(a) For the period from September 2, 1994 (commencement of class operations) to December 31, 1994.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
(c) For the period from February 28, 1994 (commencement of class operations) to December 31, 1994.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                   VALUE FUND

                              Financial Highlights
                (For a share outstanding throughout each period)

                            Year Ended July 31,          Year Ended December 31,
                         ----------------------------   ----------------------------
                           1999      1998    1997 (a)     1996      1995      1994
CLASS A
Net asset value,
 beginning of period     $  22.23  $  24.64  $  20.57   $  20.45  $  16.62  $  17.63
                         --------  --------  --------   --------  --------  --------
Income from investment
 operations
Net investment income        0.21      0.26      0.21       0.38      0.55      0.52
Net realized and
 unrealized gains or
 losses on securities        2.76      2.00      4.05       3.49      4.69     (0.20)
                         --------  --------  --------   --------  --------  --------
Total from investment
 operations                  2.97      2.26      4.26       3.87      5.24      0.32
                         --------  --------  --------   --------  --------  --------
Distributions to
 shareholders from
Net realized gains          (0.21)    (0.29)    (0.19)     (0.41)    (0.51)    (0.51)
Net investment income       (0.13)    (4.38)        0      (3.34)    (0.90)    (0.82)
                         --------  --------  --------   --------  --------  --------
Total distributions         (0.34)    (4.67)    (0.19)     (3.75)    (1.41)    (1.33)
                         --------  --------  --------   --------  --------  --------
Net asset value, end of
 period                  $  24.86  $  22.23  $  24.64   $  20.57  $  20.45  $  16.62
                         --------  --------  --------   --------  --------  --------
Total return*               13.48%     9.55%    20.78%     18.90%    31.80%     1.90%
Ratios and supplemental
 data
Net assets, end of
 period (millions)       $    464  $    476  $    392   $    328  $    292  $    189
Ratios to average net
 assets:
 Expenses**                  1.00%     1.01%     0.92%+     0.91%     0.90%     0.93%
 Net investment income       0.93%     1.04%     1.66%+     1.77%     2.78%     2.96%
Portfolio turnover rate       110%       69%        6%        91%       53%       70%

                            Year Ended July 31,          Year Ended December 31,
                         ----------------------------   ----------------------------
                           1999      1998    1997 (a)     1996      1995      1994
CLASS B
Net asset value,
 beginning of period     $  22.20  $  24.63  $  20.58   $  20.45  $  16.62  $  17.63
                         --------  --------  --------   --------  --------  --------
Income from investment
 operations
Net investment income        0.04      0.08      0.12       0.22      0.39      0.42
Net realized and
 unrealized gains or
 losses on securities        2.75      1.99      4.03       3.50      4.70     (0.20)
                         --------  --------  --------   --------  --------  --------
Total from investment
 operations                  2.79      2.07      4.15       3.72      5.09      0.22
                         --------  --------  --------   --------  --------  --------
Distributions to
 shareholders from
Net investment income       (0.05)    (0.12)    (0.10)     (0.25)    (0.36)    (0.41)

Net realized gains          (0.13)    (4.38)        0      (3.34)    (0.90)    (0.82)
                         --------  --------  --------   --------  --------  --------
Total distributions         (0.18)    (4.50)    (0.10)     (3.59)    (1.26)    (1.23)
                         --------  --------  --------   --------  --------  --------
Net asset value, end of
 period                  $  24.81  $  22.20  $  24.63   $  20.58  $  20.45  $  16.62
                         --------  --------  --------   --------  --------  --------
Total return*               12.65%     8.73%    20.23%     18.10%    30.90%     1.30%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $331,724  $326,459  $276,256   $197,411  $141,072  $104,297
Ratios to average net
 assets:
 Expenses**                  1.75%     1.76%     1.67%+     1.66%     1.65%     1.53%
 Net investment income       0.18%     0.30%     0.92%+     1.01%     2.04%     2.36%
Portfolio turnover rate       110%       69%        6%        91%       53%       70%

(a) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                   VALUE FUND

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                       Year Ended December
                             Year Ended July 31,               31,
                            ------------------------  ------------------------
                             1999    1998   1997 (b)   1996    1995   1994 (a)
CLASS C
Net asset value, beginning
 of period                  $22.18  $24.61   $20.56   $20.44  $16.61   $18.28
                            ------  ------   ------   ------  ------   ------
Income from investment
 operations
Net investment income         0.04    0.10     0.12     0.22    0.39     0.19
Net realized and
 unrealized gains or
 losses on securities         2.75    1.97     4.03     3.50    4.70    (0.81)
                            ------  ------   ------   ------  ------   ------
Total from investment
 operations                   2.79    2.07     4.15     3.72    5.09    (0.62)
                            ------  ------   ------   ------  ------   ------
Distributions to
 shareholders from
Net investment income        (0.05)  (0.12)   (0.10)   (0.26)  (0.36)   (0.23)
Net realized gains           (0.13)  (4.38)       0    (3.34)  (0.90)   (0.82)
                            ------  ------   ------   ------  ------   ------
Total distributions          (0.18)  (4.50)   (0.10)   (3.60)  (1.26)   (1.05)
                            ------  ------   ------   ------  ------   ------
Net asset value, end of
 period                     $24.79  $22.18   $24.61   $20.56  $20.44   $16.61
                            ------  ------   ------   ------  ------   ------
Total return*                12.66%   8.74%   20.25%   18.10%  30.90%   (3.40%)
Ratios and supplemental
 data
Net assets, end of period
 (thousands)                $4,635  $5,125   $2,507   $1,458  $  811   $  485
Ratios to average net
 assets:
 Expenses**                   1.75%   1.76%    1.66%+   1.67%   1.65%    1.68%+
 Net investment income        0.18%   0.29%    0.94%+   1.00%   2.03%    2.16%+
Portfolio turnover rate        110%     69%       6%      91%     53%      70%

                                                       Year Ended December
                             Year Ended July 31,               31,
                            ------------------------  ------------------------
                             1999    1998   1997 (b)   1996    1995     1994
CLASS Y
Net asset value, beginning
 of period                  $22.23  $24.64   $20.57   $20.45  $16.61   $17.63
                            ------  ------   ------   ------  ------   ------
Income from investment
 operations
Net investment income         0.29    0.35     0.25     0.44    0.57     0.56
Net realized and
 unrealized gains or
 losses on securities         2.74    1.97     4.03     3.49    4.72    (0.20)
                            ------  ------   ------   ------  ------   ------
Total from investment
 operations                   3.03    2.32     4.28     3.93    5.29     0.36
                            ------  ------   ------   ------  ------   ------
Distributions to
 shareholders from
Net investment income        (0.26)  (0.35)   (0.21)   (0.47)  (0.55)   (0.56)
Net realized gains           (0.13)  (4.38)    0.00    (3.34)  (0.90)   (0.82)
                            ------  ------   ------   ------  ------   ------
Total distributions          (0.39)  (4.73)   (0.21)   (3.81)  (1.45)   (1.38)
                            ------  ------   ------   ------  ------   ------
Net asset value, end of
 period                     $24.87  $22.23   $24.64   $20.57  $20.45   $16.61
                            ------  ------   ------   ------  ------   ------
Total return                 13.81%   9.79%   20.93%   19.20%  32.20%    2.10%
Ratios and supplemental
 data
Net assets, end of period
 (millions)                 $  132  $  183   $1,149   $  996  $  761   $  507
Ratios to average net
 assets:
 Expenses**                   0.75%   0.70%    0.67%+   0.66%   0.65%    0.68%
 Net investment income        1.20%   1.47%    1.91%+   2.02%   3.02%    3.21%
Portfolio turnover rate        110%     69%       6%      91%     53%      70%

(a) For the period from September 2, 1994 (commencement of class operations) to December 31, 1994.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                 BLUE CHIP FUND

                            Schedule of Investments
                                 July 31, 1999


   Shares                                                              Value

 COMMON STOCKS - 95.9%
            Aerospace & Defense - 0.8%
   74,800   United Technologies Corp.............................   $  4,988,225
                                                                    ------------
            Automotive Equipment & Manufacturing - 1.1%
  160,000   Delphi Automotive Systems Corp.......................      2,880,000
   85,000   Ford Motor Co........................................      4,133,125
                                                                    ------------
                                                                       7,013,125
                                                                    ------------
            Banks - 3.0%
   75,000   Bank One Corp........................................      4,092,188
  106,100   BankAmerica Corp.....................................      7,042,387
       17   Chase Manhattan Corp.................................          1,307
  170,000   Mellon Bank Corp.....................................      5,737,500
   60,000   Wells Fargo Co.......................................      2,340,000
                                                                    ------------
                                                                      19,213,382
                                                                    ------------
            Business Equipment & Services - 1.0%
  131,200   Xerox Corp...........................................      6,396,000
                                                                    ------------
            Chemical & Agricultural Products - 2.9%
   50,000   Du Pont (E. I.) De Nemours & Co......................      3,603,125
  216,300   Millennium Chemicals Inc.............................      5,083,050
   52,500   Monsanto Co..........................................      2,054,062
   89,382   Rohm & Haas Co.......................................      3,809,908
  185,000   Solutia, Inc.........................................      3,954,375
                                                                    ------------
                                                                      18,504,520
                                                                    ------------
            Communication Systems & Services - 3.9%
  198,300   * Cisco Systems, Inc.................................     12,319,387
  104,600   * Intermedia Communications, Inc.+...................      2,883,038
  116,100   * MCI WorldCom, Inc..................................      9,578,250
                                                                    ------------
                                                                      24,780,675
                                                                    ------------
            Consumer Products & Services - 1.2%
   85,000   Procter & Gamble Co..................................      7,692,500
                                                                    ------------
            Diversified Companies - 3.4%
   51,900   Allied Signal, Inc...................................      3,357,281
  175,000   Raychem Corp.........................................      6,671,875
  122,500   Tyco International Ltd...............................     11,966,719
                                                                    ------------
                                                                      21,995,875
                                                                    ------------
            Electrical Equipment & Services - 3.3%
  193,300   General Electric Co..................................     21,069,700
                                                                    ------------
            Finance & Insurance - 7.5%
  130,000   Allstate Corp. ......................................      4,615,000
   77,500   American International Group, Inc....................      8,999,688
  161,328   Associates First Capital Corp., Cl. A................      6,180,879
  200,500   Citigroup, Inc.......................................      8,934,781
   70,000   Federal National Mortgage Assoc......................      4,830,000
  150,000   Franklin Resources, Inc..............................      5,718,750
   60,000   Hartford Financial Services Group, Inc...............      3,240,000

   Shares                                                              Value

 COMMON STOCKS - continued
            Finance & Insurance - continued
  100,800   Lehman Brothers Holdings, Inc........................   $  5,418,000
                                                                    ------------
                                                                      47,937,098
                                                                    ------------
            Food & Beverage Products - 2.2%
   49,500   Coca Cola Co.........................................      2,985,469
  135,400   McDonald's Corp. ....................................      5,644,487
  105,000   Seagram Co. Ltd......................................      5,387,813
                                                                    ------------
                                                                      14,017,769
                                                                    ------------
            Healthcare Products & Services - 3.3%
  110,000   * Biogen, Inc........................................      7,569,375
       50   Cardinal Health, Inc.................................          3,412
   71,000   Johnson & Johnson....................................      6,540,875
   95,900   Medtronic, Inc.......................................      6,910,794
                                                                    ------------
                                                                      21,024,456
                                                                    ------------
            Industrial Specialty Products & Services - 1.9%
  190,500   Ecolab, Inc..........................................      8,120,063
   86,600   * Microchip Technology, Inc..........................      4,340,825
                                                                    ------------
                                                                      12,460,888
                                                                    ------------
            Information Services & Technology - 17.6%
   55,800   * America Online, Inc. ..............................      5,307,975
  175,000   * American Power Conversion Corp.....................      3,631,250
   90,800   * Applied Materials, Inc.............................      6,531,925
   41,600   * CMG Information Services, Inc.+....................      3,835,000
  121,800   * EMC Corp...........................................      7,376,513
   37,500   * Gateway, Inc.+.....................................      2,857,031
  100,000   Hewlett-Packard Co...................................     10,468,750
  183,400   Intel Corp...........................................     12,654,600
  114,500   International Business Machines Corp.................     14,391,219
  261,200   * Microsoft Corp.....................................     22,414,225
  104,700   * Oracle Systems Corp................................      3,985,144
   77,100   * Solectron Corp.....................................      4,968,131
  132,900   * Sun Microsystems, Inc. ............................      9,020,587
   93,600   * Veritas Software Corp..............................      5,253,300
                                                                    ------------
                                                                     112,695,650
                                                                    ------------
            Leisure & Tourism - 0.8%
  135,000   * Premier Parks, Inc.+...............................      5,222,813
                                                                    ------------
            Oil/Energy - 8.6%
  105,600   Anadarko Petroleum Corp..............................      4,032,600
  208,800   Apache Corp..........................................      8,860,950
  124,100   Atlantic Richfield Co................................     11,176,756
   34,000   BP Amoco Plc.........................................      3,939,750
  111,100   Exxon Corp...........................................      8,818,562
   29,400   Mobil Corp...........................................      3,006,150
   50,000   Royal Dutch Petroleum Co.............................      3,050,000
   94,400   Texaco, Inc..........................................      5,882,300
  170,900   Unocal Corp..........................................      6,782,594
                                                                    ------------
                                                                      55,549,662
                                                                    ------------

                                   EVERGREEN
                                 BLUE CHIP FUND

                       Schedule of Investments(continued)
                                 July 31, 1999


   Shares                                                             Value

 COMMON STOCKS - continued
            Paper & Packaging - 0.8%
  100,000   Bowater, Inc........................................   $  4,975,000
                                                                   ------------
            Pharmaceuticals - 5.8%
   95,000   American Home Products Corp.........................      4,845,000
  124,000   Bristol-Myers Squibb Co.............................      8,246,000
   28,000   Lilly (Eli) & Co....................................      1,837,500
   84,500   Merck & Co., Inc....................................      5,719,594
  149,400   Pfizer, Inc.........................................      5,070,263
  135,000   Pharmacia & Upjohn, Inc.............................      7,264,687
   45,000   Schering-Plough Corp................................      2,205,000
   36,400   Warner-Lambert Co...................................      2,402,400
                                                                   ------------
                                                                     37,590,444
                                                                   ------------
            Printing, Publishing, Broadcasting & Entertainment -
              4.8%
  152,500   * CBS Corp..........................................      6,700,469
  105,800   * Clear Channel Communications, Inc.................      7,359,712
   70,000   Time Warner, Inc....................................      5,040,000
   90,000   * Univision Communications, Inc. Cl. A+.............      6,232,500
  126,000   * Viacom, Inc., Cl. B...............................      5,284,125
                                                                   ------------
                                                                     30,616,806
                                                                   ------------
            Retailing & Wholesale - 8.7%
   90,800   * Costco Companies, Inc.+...........................      6,787,300
   79,600   Dayton Hudson Corp..................................      5,149,125
  105,000   Federated Department Stores, Inc. ..................      5,387,813
   97,000   Home Depot, Inc.+...................................      6,189,812
   86,700   Lowe's Companies, Inc...............................      4,573,425
  183,500   * Safeway, Inc......................................      9,886,062
  160,000   Tandy Corp..........................................      8,210,000
  230,000   Wal-Mart Stores, Inc................................      9,717,500
                                                                   ------------
                                                                     55,901,037
                                                                   ------------
            Telecommunication Services & Equipment - 8.5%
   80,700   * ADC Telecommunications, Inc.......................      3,591,150
   60,900   * Allegiance Telecom, Inc...........................      3,064,031
  119,100   * Ciena Corp........................................      4,019,625
   79,500   * Global Crossing Ltd...............................      3,299,250
   68,200   * McLeod USA, Inc., Cl. A+..........................      2,033,213
   82,500   Motorola, Inc.......................................      7,528,125
   74,200   Nokia Corp. ADR.....................................      6,311,637
   38,500   * Qualcomm, Inc.+...................................      6,006,000
  100,000   * Tellabs, Inc......................................      6,156,250
  160,600   * Time Warner Telecom, Inc..........................      4,998,675
  145,000   * Winstar Communications, Inc.+.....................      7,612,500
                                                                   ------------
                                                                     54,620,456
                                                                   ------------

   Shares                                                             Value

 COMMON STOCKS - continued
             Utilities - Telephone - 4.8%
      75,000 Ameritech Corp.....................................   $  5,493,750
     136,704 AT&T Corp. ........................................      7,100,064
      98,200 Bell Atlantic Corp.................................      6,260,250
     140,600 BellSouth Corp.....................................      6,748,800
     100,000 Sprint Corp........................................      5,168,750
                                                                   ------------
                                                                     30,771,614
                                                                   ------------
             Total Common Stocks
              (cost $496,079,869)...............................    615,037,695
                                                                   ------------
 MONEY MARKET SHARES - 5.9%
  37,702,000 Navigator Prime Portfolio
              (cost $37,702,000) (b)............................     37,702,000
                                                                   ------------
  Principal
   Amount

 CONVERTIBLE DEBENTURES - 0.0%
             Iron & Steel - 0.0%
 $   110,000 Compahnia Vale do Rio Doce de Navegacao SA 1.00%,
              12/31/1999
              (cost $0).........................................              6
                                                                   ------------
 SHORT-TERM INVESTMENTS - 3.0%
             Repurchase Agreement - 3.0%
  19,240,000 Evergreen Joint Repurchase Agreement, Investment in
              a joint trading account, purchased 7/30/1999,
              5.07%, maturing 8/2/1999, maturity value
              $19,248,129
              (cost $19,240,000) (a)............................     19,240,000
                                                                   ------------

             Total Investments -
              (cost $553,021,869)........................   104.8%  671,979,701
             Other Assets and
              Liabilities - net..........................    (4.8)  (30,539,610)
                                                            -----  ------------
             Net Assets..................................   100.0% $641,440,091
                                                            =====  ============

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at July 31, 1999.
(b)  Represents investment in cash collateral received for securities on loan.
*  Non-income producing security.
+  All or a portion of this security is on loan (See Note 8).

Summary of Abbreviations:
ADR  American Depository Receipts

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               EQUITY INCOME FUND

                            Schedule of Investments
                                 July 31, 1999


  Shares                                                               Value
 COMMON STOCKS - 94.3%
          Automotive Equipment & Manufacturing - 2.6%
   48,000 Ford Motor Co. ........................................   $  2,334,000
   25,000 General Motors Corp. ..................................      1,523,438
                                                                    ------------
                                                                       3,857,438
                                                                    ------------
          Banks - 15.0%
   43,000 BankAmerica Corp. .....................................      2,854,125
   30,000 Charter One Financial, Inc. ...........................        776,250
   25,000 Comerica, Inc. ........................................      1,387,500
   99,000 Compass Bancshares, Inc. ..............................      2,852,437
   48,000 Fleet Financial Group, Inc. ...........................      1,944,000
   50,000 Mercantile Bancorp, Inc. ..............................      2,725,000
  150,000 North Fork Bancorp, Inc. ..............................      3,093,750
   50,000 Peoples Heritage Financial Group, Inc..................        903,125
   54,000 PNC Bank Corp. ........................................      2,855,250
   80,000 US Bancorp, Inc. ......................................      2,490,000
                                                                    ------------
                                                                      21,881,437
                                                                    ------------
          Business Equipment & Services - 2.0%
   90,000 Dun & Bradstreet Corp.+................................      2,857,500
                                                                    ------------
          Chemical & Agricultural Products - 4.0%
   21,000 Du Pont (E. I.) De Nemours & Co. ......................      1,513,313
   50,000 Hercules, Inc. ........................................      1,743,750
   60,000 Millennium Chemicals, Inc. ............................      1,410,000
   28,026 Rohm & Haas Co. .......................................      1,194,608
                                                                    ------------
                                                                       5,861,671
                                                                    ------------
          Communication Systems & Services - 0.9%
   50,000 * Newbridge Networks Corp. ............................      1,328,125
                                                                    ------------
          Diversified Companies - 3.5%
   52,000 Tyco International Ltd. ...............................      5,079,750
                                                                    ------------
          Electrical Equipment & Services - 2.5%
   34,000 General Electric Co. ..................................      3,706,000
                                                                    ------------
          Finance & Insurance - 11.2%
   48,000 Citigroup, Inc. .......................................      2,139,000
   20,000 Federal National Mortgage Assoc. ......................      1,380,000
  120,000 Greenpoint Financial Corp. ............................      3,885,000
   42,000 HSB Group, Inc. .......................................      1,708,875
   20,000 Lehman Brothers Holdings, Inc. ........................      1,075,000
   40,000 Lincoln National Corp. ................................      2,000,000
   40,000 Nationwide Financial Services, Inc. Cl. A .............      1,725,000
   45,000 XL Capital Ltd. .......................................      2,362,500
                                                                    ------------
                                                                      16,275,375
                                                                    ------------
          Food & Beverage Products - 3.4%
   35,000 H.J. Heinz Co. ........................................      1,649,375
   90,000 Philip Morris Companies, Inc. .........................      3,352,500
                                                                    ------------
                                                                       5,001,875
                                                                    ------------

  Shares                                                              Value
 COMMON STOCKS - continued
          Healthcare Products & Services - 6.0%
   20,000 American Home Products Corp. .........................   $  1,020,000
   20,000 Johnson & Johnson.....................................      1,842,500
   42,400 Merck & Co., Inc......................................      2,869,950
   55,000 Pharmacia & Upjohn, Inc...............................      2,959,687
                                                                   ------------
                                                                      8,692,137
                                                                   ------------
          Information Services & Technology - 2.7%
   31,600 International Business Machines Corp. ................      3,971,725
                                                                   ------------
          Metal Products & Services - 1.1%
   25,000 Alcan Aluminum Ltd....................................        753,125
   55,000 Worthington Industries, Inc...........................        804,375
                                                                   ------------
                                                                      1,557,500
                                                                   ------------
          Oil/Energy - 10.4%
   57,000 Anadarko Petroleum Corp. .............................      2,176,688
   30,000 Atlantic Richfield Co. ...............................      2,701,875
   25,000 Mobil Corp. ..........................................      2,556,250
   20,000 Reliant Energy, Inc. .................................        548,750
   45,000 Texaco, Inc. .........................................      2,804,062
  110,000 Unocal Corp. .........................................      4,365,625
                                                                   ------------
                                                                     15,153,250
                                                                   ------------
          Paper & Packaging - 1.3%
   65,000 Consolidated Papers, Inc..............................      1,852,500
                                                                   ------------
          Printing, Publishing, Broadcasting & Entertainment -
            1.5%
   50,000 * CBS Corp............................................      2,196,875
                                                                   ------------
          Real Estate - 5.3%
   40,000 Boston Properties, Inc. REIT+.........................      1,370,000
   70,000 Equity Office Properties Trust REIT...................      1,758,750
   31,000 Equity Residential Properties Trust REIT..............      1,280,687
   45,000 First Industrial Realty Trust, Inc. REIT..............      1,164,375
   55,000 Prentiss Properties Trust REIT........................      1,268,438
   25,000 Spieker Properties, Inc. REIT.........................        956,250
                                                                   ------------
                                                                      7,798,500
                                                                   ------------
          Retailing & Wholesale - 3.2%
   40,000 * Costco Companies, Inc...............................      2,990,000
   60,000 * Staples, Inc........................................      1,732,500
                                                                   ------------
                                                                      4,722,500
                                                                   ------------
          Transportation - 1.7%
   45,000 Union Pacific Corp....................................      2,444,063
                                                                   ------------
          Utilities - Electric - 7.5%
   42,000 Consolidated Edison, Inc. ............................      1,827,000
   50,000 DTE Energy Co. .......................................      1,956,250
   20,000 Duke Power Co. .......................................      1,058,750
   45,000 GPU, Inc. ............................................      1,726,875
   65,000 PacifiCorp ...........................................      1,186,250

                                   EVERGREEN
                               EQUITY INCOME FUND

                       Schedule of Investments (continued)
                                 July 31, 1999


  Shares                                                               Value
 COMMON STOCKS - continued
           Utilities - Electric - continued
    74,000 Southern Co. .........................................   $  1,956,375
    60,000 Teco Energy, Inc.+....................................      1,222,500
                                                                    ------------
                                                                      10,934,000
                                                                    ------------
           Utilities - Telephone - 8.5%
    34,000 Ameritech Corp. ......................................      2,490,500
    27,000 AT&T Corp. ...........................................      1,402,313
    55,000 Bell Atlantic Corp. ..................................      3,506,250
    25,000 GTE Corp. ............................................      1,842,187
    55,000 U.S. West, Inc. ......................................      3,152,187
                                                                    ------------
                                                                      12,393,437
                                                                    ------------
           Total Common Stocks
            (cost $109,905,894)..................................    137,565,658
                                                                    ------------
 CONVERTIBLE PREFERRED - 2.9%
           Consumer Products & Services - 1.1%
    30,000 Newell Financial Trust I
            5.25% 12/01/2027.....................................      1,556,250
                                                                    ------------
           Retailing & Wholesale - 1.8%
    50,000 Kmart Financing I
            7.75% 6/15/2016......................................      2,718,750
                                                                    ------------
           Total Convertible Preferred
            (cost $4,110,665)....................................      4,275,000
                                                                    ------------
 MONEY MARKET SHARES - 2.3%
 3,379,400 Navigator Prime Portfolio
            (Cost $3,379,400) (b)................................      3,379,400
                                                                    ------------

 Principal
   Amount                                                            Value
 SHORT-TERM INVESTMENTS - 2.1%
            Repurchase Agreement - 2.1%
 $3,013,000 Evergreen Joint Repurchase Agreement, Investment in
             a joint trading account, purchased 7/30/1999,
             5.07%, maturing 8/2/1999, maturity value
             $3,014,272 (cost $3,013,000) (a)..................   $  3,013,000
                                                                  ------------

     Total Investments -
      (cost $120,408,959)............................   101.6%  148,233,058
     Other Assets and
      Liabilities - net..............................    (1.6)   (2,369,028)
                                                        -----  ------------
     Net Assets......................................   100.0% $145,864,030
                                                        =====  ============

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at July 31, 1999.
(b) Represents investment in cash collateral received for securities on loan.
 *  Non-income producing security.
 +  All or a portion of this security is on loan (See Note 8).

Summary of Abbreviations:
REIT  Real Estate Investment Trust

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             GROWTH AND INCOME FUND

                            Schedule of Investments
                                 July 31, 1999


  Shares                                                              Value
 COMMON STOCKS - 98.0%
          Aerospace & Defense - 1.8%
  237,600 Boeing Co............................................   $   10,781,100
  780,000 Bombardier, Inc., Cl. B..............................       11,314,479
  156,240 United Technologies Corp.............................       10,419,255
                                                                  --------------
                                                                      32,514,834
                                                                  --------------
          Automotive Equipment & Manufacturing - 1.7%
   73,725 Autoliv, Inc.........................................        2,617,238
  101,000 Borg-Warner Automotive, Inc..........................        5,132,062
   98,000 Ford Motor Co........................................        4,765,250
  260,400 Meritor Automotive, Inc..............................        6,314,700
  280,000 * Strattec Security Corp.............................        9,975,000
   35,000 Toyota Motor Co......................................        2,450,000
                                                                  --------------
                                                                      31,254,250
                                                                  --------------
          Banks - 10.6%
   97,275 AmSouth Bancorp......................................        2,225,166
  135,800 Bank of New York Co., Inc............................        5,016,112
   80,284 Bank One Corp. ......................................        4,380,496
   53,125 BankAmerica Corp. ...................................        3,526,172
   63,000 BankBoston Corp. ....................................        2,957,062
   33,640 BB&T Corp............................................        1,185,810
  286,500 BSB Bancorp, Inc.....................................        7,789,219
   29,500 Carolina First Corp..................................          663,750
   16,300 Centura Banks, Inc...................................          911,781
   40,779 Charter One Financial, Inc...........................        1,055,157
   13,520 Commerce Bancorp, Inc................................          594,880
  111,200 Cullen/Frost Bankers, Inc............................        2,856,450
   63,224 First American Corp. ................................        2,655,408
  236,250 First Security Corp. ................................        5,980,078
  106,850 First Virginia Banks, Inc. ..........................        5,122,122
  274,428 Firstar Corp.........................................        7,152,280
   23,600 FirstMerit Corp......................................          647,525
  102,000 Fleet Financial Group, Inc. .........................        4,131,000
  306,000 Hibernia Corp. Cl. A.................................        4,360,500
  215,700 KeyCorp..............................................        6,794,550
   22,650 Keystone Financial, Inc..............................          661,097
  223,000 Marshall & Ilsley Corp. .............................       14,411,375
  670,300 Mellon Bank Corp.....................................       22,622,625
  747,100 Pacific Century Financial Corp.......................       14,755,225
  130,000 Peoples Heritage Financial
           Group, Inc. ........................................        2,348,125
   29,500 PNC Bank Corp........................................        1,559,813
  228,600 SouthTrust Corp. ....................................        8,401,050
   56,800 State Street Corp. ..................................        4,025,700
  113,475 Summit Bancorp.......................................        4,198,575
   51,920 Suntrust Banks, Inc..................................        3,348,840
  180,000 Susquehanna Bancshares, Inc. ........................        3,228,750
  228,300 US Bancorp, Inc......................................        7,105,837
  878,900 Webster Financial Corp. .............................       23,180,987
  218,200 Wells Fargo Co. .....................................        8,509,800
   62,000 Wilmington Trust Corp................................        3,379,000
                                                                  --------------
                                                                     191,742,317
                                                                  --------------

  Shares                                                              Value
 COMMON STOCKS - continued
          Building, Construction & Furnishings - 2.6%
  170,200 * Furniture Brands International, Inc................   $    4,595,400
   14,800 Hon Industries, Inc. ................................          344,100
  300,500 * Jacobs Engineering Group, Inc......................       10,329,687
  208,600 Lennar Corp..........................................        4,080,738
  226,000 * Lone Star Industries, Inc. ........................        8,658,625
   60,200 Southdown, Inc.......................................        3,551,800
  182,500 * Toll Brothers, Inc.................................        3,878,125
  343,200 * US Home Corp. .....................................       11,797,500
                                                                  --------------
                                                                      47,235,975
                                                                  --------------
          Business Equipment & Services - 5.8%
  478,400 ACNnielsen Corp......................................       13,843,700
  318,500 Air Express International Corp. .....................        8,519,875
  291,800 * Atlas Air, Inc.....................................        9,355,837
  476,900 Circle International Group, Inc. ....................       11,445,600
  133,000 * Computer Sciences Corp.............................        8,561,875
  700,000 * Convergys Corp.....................................       13,650,000
  133,000 Equifax, Inc.........................................        4,372,375
   33,436 First Data Corp......................................        1,657,172
  141,000 Petroleum Helicopters, Inc. .........................        1,938,750
  604,100 Pittston Brink's Group...............................       16,423,969
  311,600 Pittston Burlington Group............................        3,116,000
  405,800 * Policy Management Systems Corp.....................       12,478,350
                                                                  --------------
                                                                     105,363,503
                                                                  --------------
          Capital Goods - 0.2%
   48,400 Caterpillar, Inc.....................................        2,837,450
                                                                  --------------
          Chemical & Agricultural Products - 3.6%
  125,000 Air Products & Chemicals, Inc. ......................        4,179,688
   61,200 Albemarle Corp. .....................................        1,097,775
  190,900 Du Pont (E. I.) De Nemours & Co......................       13,756,731
  781,000 Engelhard Corp. .....................................       17,426,062
   95,000 Monsanto Co..........................................        3,716,875
  237,000 Pioneer Hi-Bred International, Inc. .................        9,213,375
   78,600 Praxair, Inc. .......................................        3,625,425
  296,800 Sigma-Aldrich Corp...................................        9,979,900
  138,000 Solutia, Inc. .......................................        2,949,750
                                                                  --------------
                                                                      65,945,581
                                                                  --------------
          Communication Systems & Services - 2.1%
  594,120 * American Tower Systems Corp........................       13,776,157
  194,500 * Cisco Systems, Inc.................................       12,083,313
  153,292 * MCI WorldCom, Inc. ................................       12,646,590
                                                                  --------------
                                                                      38,506,060
                                                                  --------------
          Consumer Products & Services - 6.5%
  157,400 Colgate-Palmolive Co.................................        7,771,625
  163,800 Gucci Group..........................................       12,008,588
   52,700 Harley-Davidson, Inc.................................        2,918,263
   42,000 Harman International Industries, Inc.................        1,848,000
  635,000 Hasbro, Inc..........................................       16,510,000

                                   EVERGREEN
                             GROWTH AND INCOME FUND

                       Schedule of Investments(continued)
                                 July 31, 1999


  Shares                                                              Value
 COMMON STOCKS - continued
          Consumer Products & Services - continued
  172,000 Lancaster Colony Corp................................   $    5,729,750
  446,400 Mattel, Inc..........................................       10,490,400
  291,400 Premark International, Inc. .........................       11,036,775
  502,800 Service Corp. International..........................        7,981,950
  303,800 Sony Corp. ADR.......................................       38,031,962
   93,500 * Tommy Hilfiger Corp. ..............................        3,453,656
                                                                  --------------
                                                                     117,780,969
                                                                  --------------
          Diversified Companies - 1.3%
   79,600 Allied Signal, Inc...................................        5,149,125
  265,000 ITT Industries, Inc..................................        9,904,375
   96,400 Minnesota Mining & Manufacturing Co..................        8,477,175
                                                                  --------------
                                                                      23,530,675
                                                                  --------------
          Electrical Equipment & Services - 3.0%
  112,100 Applied Power, Inc. Cl. A............................        3,194,850
  200,200 Baldor Electric Co. .................................        3,641,137
   88,900 Belden, Inc..........................................        2,211,388
  215,400 Emerson Electric Co..................................       12,856,687
  131,000 General Electric Co..................................       14,279,000
  199,000 Motorola, Inc. ......................................       18,158,750
   18,648 Zilog, Inc...........................................            9,324
                                                                  --------------
                                                                      54,351,136
                                                                  --------------
          Electronic Equipment & Services - 2.6%
   54,800 * Dupont Photomasks, Inc.............................        2,623,550
  119,000 International Business Machines Corp.................       14,956,812
   32,700 * Jabil Circuit, Inc.................................        1,375,444
  146,200 * KLA-Tencor Corp....................................        9,905,050
  216,400 * Microsoft Corp.....................................       18,569,825
                                                                  --------------
                                                                      47,430,681
                                                                  --------------
          Finance & Insurance - 7.2%
   62,000 AFLAC, Inc...........................................        2,875,250
  268,125 Citigroup, Inc.......................................       11,948,320
  276,000 Edwards (A.G.), Inc..................................        7,624,500
  295,000 Federal Home Loan Mortgage Corp......................       16,925,625
  310,000 Federal National Mortgage Assoc. ....................       21,390,000
   42,750 First American Financial Corp........................          710,719
  387,840 Frontier Insurance Group, Inc........................        5,696,400
  181,500 Hartford Financial Services Group, Inc...............        9,801,000
  173,432 Legg Mason, Inc......................................        6,070,120
  170,500 Lehman Brothers Holdings, Inc. ......................        9,164,375
  105,400 MBIA, Inc............................................        6,034,150
   20,000 Merrill Lynch & Co., Inc.............................        1,361,250
   63,200 MGIC Investment Corp.................................        3,116,550
  178,900 Price (T.) Rowe & Associates, Inc. ..................        6,261,500
   85,000 Progressive Corp. Ohio...............................       10,858,750
   27,450 Reinsurance Group Of America.........................          964,181
  196,400 UnumProvident Corp. .................................       10,163,700
                                                                  --------------
                                                                     130,966,390
                                                                  --------------

  Shares                                                              Value
 COMMON STOCKS - continued
          Food & Beverage Products - 0.7%
   90,000 Bestfoods...........................................   $     4,387,500
  254,200 Darden Restaurants, Inc. ...........................         5,544,738
   90,000 Sara Lee Corp. .....................................         1,980,000
                                                                 ---------------
                                                                      11,912,238
                                                                 ---------------
          Forest Products - 0.1%
  103,000 Deltic Timber Corp..................................         2,510,625
                                                                 ---------------
          Healthcare Products & Services - 8.7%
  235,000 Abbott Laboratories.................................        10,090,312
  491,100 * Acuson Corp.......................................         8,563,556
   28,000 * Alza Corp.........................................         1,361,500
  203,100 American Home Products Corp.........................        10,358,100
   55,900 Beckman Coulter, Inc................................         2,686,694
   78,500 Celera Genomics Group...............................         2,080,250
   34,600 Dendrite International, Inc.........................         1,314,800
   50,000 * Dura Pharmaceuticals, Inc.........................           521,875
  192,300 * Elan Corp Plc, ADR................................         5,588,719
  162,800 * First Health Group Corp...........................         3,866,500
  401,625 * Health Management Associates, Inc. Cl. A .........         3,313,406
  232,500 * HEALTHSOUTH Corp. ................................         2,848,125
   51,100 Johnson & Johnson...................................         4,707,588
   63,000 Lilly (Eli) & Co....................................         4,134,375
  334,400 * Lincare Holdings, Inc. ...........................        10,032,000
  330,000 McKesson HBOC, Inc. ................................        10,250,625
  241,700 PE Corp-PE Biosystems Group.........................        13,550,306
  258,600 Pfizer, Inc. .......................................         8,776,238
   55,000 * Quorum Health Group, Inc. ........................           553,438
  362,000 Schering-Plough Corp................................        17,738,000
  269,500 Shared Medical System Corp..........................        16,136,312
  256,000 * Sybron International Corp. .......................         7,632,000
  162,000 Warner-Lambert Co. .................................        10,692,000
                                                                 ---------------
                                                                     156,796,719
                                                                 ---------------
          Industrial Specialty Products & Services - 4.5%
  392,300 AptarGroup, Inc.....................................        11,352,181
  260,000 Bemis Co., Inc......................................         9,620,000
   61,800 Danaher Corp........................................         3,526,463
  316,600 Donaldson, Inc......................................         7,855,637
  227,200 Dover Corp..........................................         8,974,400
  138,000 Honeywell, Inc......................................        16,534,125
   71,800 Illinois Tool Works, Inc............................         5,335,638
  178,300 JLG Industries, Inc. ...............................         3,554,856
   53,500 Parker Hannifin Corp................................         2,524,531
    8,600 Teleflex, Inc. .....................................           433,225
  592,800 * Unova, Inc........................................         7,669,350
   75,000 Vulcan Materials Co.................................         3,300,000
                                                                 ---------------
                                                                      80,680,406
                                                                 ---------------
          Information Services & Technology - 3.5%
  183,800 * Adaptec, Inc......................................         7,145,225
   72,000 * Applied Materials, Inc............................         5,179,500

                                   EVERGREEN
                             GROWTH AND INCOME FUND

                       Schedule of Investments(continued)
                                 July 31, 1999


  Shares                                                              Value
 COMMON STOCKS - continued
          Information Services &
           Technology - continued
  232,200 Computer Associates International, Inc. .............   $   10,652,175
  433,000 * Compuware Corp. ...................................       12,015,750
   54,000 Hewlett-Packard Co. .................................        5,653,125
  252,000 Intel Corp. .........................................       17,388,000
  304,500 * Network Associates, Inc. ..........................        5,328,750
                                                                  --------------
                                                                      63,362,525
                                                                  --------------
          Leisure & Tourism - 1.2%
  113,800 Carnival, Corp., Cl. A...............................        5,284,588
  536,400 Gaylord Entertainment Co.............................       16,427,250
                                                                  --------------
                                                                      21,711,838
                                                                  --------------
          Manufacturing - Distributing - 0.1%
  103,800 Hussmann International, Inc..........................        1,764,600
                                                                  --------------
          Oil/Energy - 4.0%
  131,400 Atlantic Richfield Co................................       11,834,212
  287,000 Berry Petroleum Co. Cl. A............................        4,071,813
   16,800 BP Amoco Plc.........................................        1,946,700
   87,500 Chevron Corp.........................................        7,984,375
  159,000 * Houston Exploration Co.............................        3,189,938
  232,955 Kerr-McGee Corp. ....................................       11,997,182
  175,500 Murphy Oil Corp. ....................................        8,687,250
   88,000 Phillips Petroleum Co................................        4,515,500
   20,000 Shell Transport & Trading Plc, ADR...................          966,250
  531,400 Southwestern Energy Co...............................        4,417,263
  141,800 Texaco, Inc..........................................        8,835,912
  127,000 Tosco Corp...........................................        3,349,625
                                                                  --------------
                                                                      71,796,020
                                                                  --------------
          Oil Field Services - 0.6%
  103,400 * Atwood Oceanics, Inc. .............................        3,095,538
   72,740 Halliburton Co. .....................................        3,355,132
   60,714 Schlumberger Ltd.....................................        3,676,992
                                                                  --------------
                                                                      10,127,662
                                                                  --------------
          Paper & Packaging - 0.5%
   84,500 Kimberly-Clark Corp. ................................        5,154,500
   67,340 * Sealed Air Corp....................................        4,326,595
                                                                  --------------
                                                                       9,481,095
                                                                  --------------
          Printing, Publishing, Broadcasting &
           Entertainment - 9.1%
   84,000 AMFM, Inc............................................        4,410,000
  392,049 * Clear Channel Communications,Inc...................       27,271,909
   99,610 Comcast Corp., Cl. A.................................        3,834,985
  340,300 Disney (Walt) Co.....................................        9,400,788
  256,700 * Emmis Broadcasting Corp. Cl. A.....................       13,444,662
  458,600 * Fox Entertainment Group, Inc. .....................       11,407,675
   45,000 Knight-Ridder, Inc. .................................        2,413,125
   87,500 McGraw-Hill Companies, Inc. .........................        4,451,563
  634,600 New York Times Co. Cl. A.............................       24,947,712
   43,000 Scripps (E.W.) Co. Cl. A.............................        2,236,000
  391,000 TCA Cable TV, Inc....................................       22,922,375
  439,900 Time Warner, Inc.....................................       31,672,800

  Shares                                                              Value
 COMMON STOCKS - continued
          Printing, Publishing, Broadcasting &
           Entertainment - continued
    4,000 Washington Post Co. Cl. B...........................   $     2,260,000
   95,000 * Young Broadcasting, Inc. Cl. A....................         5,035,000
                                                                 ---------------
                                                                     165,708,594
                                                                 ---------------
          Real Estate - 1.7%
  175,000 Brandywine Realty Trust REIT........................         3,281,250
   16,500 CBL & Associates Properties, Inc. REIT..............           414,563
  372,314 Duke Weeks Reality Corp.............................         8,144,369
   54,100 Entertainment Properties Trust REIT.................           933,225
  158,000 Kilroy Realty Corp. REIT............................         3,555,000
   64,000 Kimco Realty Corp. REIT.............................         2,400,000
   85,000 Liberty Property Trust REIT.........................         2,008,125
  194,700 Mack-Cali Realty Corp. REIT.........................         5,451,600
   70,900 Meditrust Co. REIT..................................           771,037
   74,700 Post Property, Inc. REIT............................         2,988,000
    5,000 Spieker Properties, Inc. REIT.......................           191,250
  107,700 Sunstone Hotel Investors, Inc. REIT.................           982,762
                                                                 ---------------
                                                                      31,121,181
                                                                 ---------------
          Retailing & Wholesale - 1.6%
  184,000 * Autozone, Inc.....................................         4,542,500
   37,700 Home Depot, Inc.....................................         2,405,731
  232,300 Lowe's Companies, Inc...............................        12,253,825
   32,100 Rite Aid Corp.......................................           680,119
  405,785 * Saks, Inc.........................................         9,333,055
   10,000 Wal-Mart Stores, Inc. ..............................           422,500
                                                                 ---------------
                                                                      29,637,730
                                                                 ---------------
          Telecommunication Services &
           Equipment - 2.4%
  225,000 Centurytel, Inc.....................................         9,618,750
  130,000 * MediaOne Group, Inc...............................         9,408,750
   57,000 * Qwest Communications International, Inc. .........         1,681,500
   73,000 * Univision Communications, Inc. Cl. A..............         5,055,250
   80,000 Vodafone AirTouch Plc, ADR..........................        16,840,000
                                                                 ---------------
                                                                      42,604,250
                                                                 ---------------
          Thrift Institutions - 0.0%
   27,900 St. Paul Bancorp, Inc. .............................           676,575
                                                                 ---------------
          Transportation - 4.5%
  533,000 Burlington Northern Santa Fe Corp...................        17,056,000
   20,000 Comair Holdings, Inc. ..............................           488,750
  545,200 Kansas City Southern Industries, Inc................        30,122,300
  341,625 Southwest Airlines Co...............................         6,320,062
   77,000 * UAL Corp. ........................................         4,884,688
  399,200 Union Pacific Corp..................................        21,681,550
                                                                 ---------------
                                                                      80,553,350
                                                                 ---------------
          Utilities - Electric - 1.9%
   64,000 Commonwealth Energy System..........................         2,792,000
  281,800 Energy East Corp. ..................................         7,168,287
  620,300 * Niagara Mohawk Holdings, Inc......................         9,769,725
  400,000 TNP Enterprises, Inc. ..............................        15,275,000
                                                                 ---------------
                                                                      35,005,012
                                                                 ---------------

                                   EVERGREEN
                             GROWTH AND INCOME FUND

                       Schedule of Investments(continued)
                                 July 31, 1999


  Shares                                                              Value
 COMMON STOCKS - continued
          Utilities - Gas - 1.7%
  218,800 Keyspan Corp.........................................   $    6,071,700
  164,700 Northwest Natural Gas Co.............................        4,343,963
  280,900 Piedmont Natural Gas Co., Inc........................        9,568,156
  249,200 Williams Companies, Inc..............................       10,481,975
                                                                  --------------
                                                                      30,465,794
                                                                  --------------
          Utilities - Telephone - 2.2%
  372,700 AT&T Corp. ..........................................       19,357,106
  143,000 Cincinnati Bell, Inc.................................        3,038,750
  175,000 GTE Corp. ...........................................       12,895,313
   20,000 * Nextel Communications, Inc. Cl. A..................        1,071,250
   62,500 U.S. West, Inc.......................................        3,582,031
                                                                  --------------
                                                                      39,944,450
                                                                  --------------
          Total Common Stocks
           (cost $1,282,486,646)...............................    1,775,320,485
                                                                  --------------
 PREFERRED STOCKS - 0.0%
          Healthcare Products & Services - 0.0%
  130,000 * Fresenius National Med Care, Inc. Ser. D...........            1,690
                                                                  --------------
          Total Preferred Stocks
           (cost $22,740)......................................            1,690
                                                                  --------------
 CONVERTIBLE PREFERRED - 0.4%
          Aerospace & Defense - 0.1%
   50,000 Loral Space & Communications
           6.00%, 11/01/2006...................................        2,600,000
                                                                  --------------
          Paper & Packaging - 0.3%
   78,375 * Sealed Air Corp.
           $2.00, 04/01/2018, Ser. A...........................        4,820,062
                                                                  --------------
          Total Convertible Preferred
           (cost $4,817,590)...................................        7,420,062
                                                                  --------------

  Principal
   Amount                                                            Value
 CONVERTIBLE DEBENTURES - 0.2%
             Healthcare Products & Services - 0.1%
 $ 2,000,000 Carematrix
              6.25%, 8/15/2004................................   $    1,337,500
                                                                 --------------
             Information Services &
              Technology - 0.1%
   7,000,000 Networks Associates Inc.
              6.69%, 2/13/2018................................        2,257,500
                                                                 --------------
             Total Convertible Debentures
              (cost $3,888,078)...............................        3,595,000
                                                                 --------------
 SHORT-TERM INVESTMENTS - 1.1%
             Repurchase Agreement - 1.1%
  20,515,000 State Street Bank & Trust Co., purchased
              7/30/1999, 5.00%, maturing 8/2/1999, maturity
              value $20,523,548
              (cost $20,515,000) (a)..........................       20,515,000
                                                                 --------------

              Total Investments -
               (cost $1,311,730,054)..  99.7%  1,806,852,237
              Other Assets and
               Liabilities - net......   0.3       5,368,227
                                       -----  --------------
              Net Assets.............. 100.0% $1,812,220,464
                                       =====  ==============

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at Ju-ly 31, 1999.
*  Non-income producing security.

Summary of Abbreviations:
ADR  American Depository Receipts
REIT  Real Estate Investment Trust

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             INCOME AND GROWTH FUND

                            Schedule of Investments
                                 July 31, 1999


   Shares                                                             Value

 COMMON STOCKS - 65.7%
             Automotive Equipment & Manufacturing - 2.7%
      29,000 Arvin Industries, Inc. ...........................   $    1,083,875
      24,940 Daimler Chrysler AG...............................        1,801,915
     555,900 Dana Corp. .......................................       23,208,825
      19,300 Goodyear Tire & Rubber Co. .......................        1,020,487
     170,100 Simpson Industries, Inc. .........................        2,041,200
                                                                  --------------
                                                                      29,156,302
                                                                  --------------
             Banks - 12.8%
     119,000 Amcore Financial, Inc. ...........................        2,737,000
      17,662 AmSouth Bancorp...................................          404,018
      50,000 Associated Banc Corp. ............................        1,990,625
      40,000 BancorpSouth, Inc. ...............................          660,000
     300,300 Bancwest Corp. ...................................       12,518,756
      40,000 Bank of New York Co., Inc. .......................        1,477,500
      60,873 BB&T Corp. .......................................        2,145,773
     217,500 ++ CB Bancshares, Inc. ...........................        7,000,781
      79,800 CCB Financial Corp. ..............................        4,079,775
      86,500 Comerica, Inc. ...................................        4,800,750
      93,000 Commerce Bancshares, Inc. ........................        3,754,875
      77,606 F&M National Corp. ...............................        2,454,290
     108,100 First American Corp. .............................        4,540,200
     125,000 First Charter Corp. ..............................        2,843,750
      47,761 First State Bancorp...............................        1,098,503
       8,000 First Union Corp.**...............................          368,000
      20,750 First Virginia Banks, Inc. .......................          994,703
     173,000 Hibernia Corp. Cl. A..............................        2,465,250
      33,000 Huntington Bancshares, Inc. ......................          994,125
     340,353 Interchange Financial Services Corp...............        6,551,795
     200,000 KeyCorp...........................................        6,300,000
      84,000 Keystone Financial, Inc. .........................        2,451,750
      13,271 M&T Bank Corp. ...................................        7,159,705
     258,946 Mercantile Bancorp, Inc. .........................       14,112,557
   1,500,000 National Australia Bank Ltd. .....................       22,908,012
     121,168 Pacific Century Financial Corp. ..................        2,393,068
      10,430 Peoples Heritage Financial
              Group, Inc. .....................................          188,392
      16,000 Premier National Bancorp, Inc. ...................          304,000
     201,230 Republic Security Financial Corp. ................        1,949,416
      76,754 Second Bancorp, Inc. .............................        2,014,793
      10,000 Summit Bancorp....................................          370,000
      10,000 Suntrust Banks, Inc. .............................          645,000
     115,375 Susquehanna Bancshares, Inc. .....................        2,069,539
     150,000 U.S. Bancorp......................................        4,668,750
     321,960 USBANCORP, Inc. ..................................        5,030,625
                                                                  --------------
                                                                     136,446,076
                                                                  --------------
             Building, Construction & Furnishings - 0.2%
      10,000 Armstrong World Industries, Inc. .................          550,000
      17,530 Southdown, Inc. ..................................        1,034,270
                                                                  --------------
                                                                       1,584,270
                                                                  --------------

   Shares                                                             Value

 COMMON STOCKS - continued
             Business Equipment & Services - 0.3%
      25,000 Dun & Bradstreet Corp. ...........................   $      793,750
     257,800 Esselte AB........................................        2,276,498
                                                                  --------------
                                                                       3,070,248
                                                                  --------------
             Capital Goods - 2.2%
   1,539,900 New Holland NV....................................       23,098,500
                                                                  --------------
             Chemical & Agricultural Products - 0.7%
     100,000 Du Pont (E. I.) De Nemours & Co. .................        7,206,250
                                                                  --------------
             Consumer Products & Services - 2.2%
      48,300 CPI Corp. ........................................        1,627,106
     280,000 Industrie Natuzzi SpA ADR.........................        5,075,000
     100,000 Lancaster Colony Corp. ...........................        3,331,250
      80,000 Mattel, Inc. .....................................        1,880,000
     174,415 Newell Rubbermaid, Inc. ..........................        7,543,449
      60,000 Service Corp. International.......................          952,500
     115,000 Tupperware Corp. .................................        2,716,875
                                                                  --------------
                                                                      23,126,180
                                                                  --------------
             Diversified Companies - 0.3%
     113,400 Tomkins Plc, ADR..................................        2,048,288
      10,000 Tyco International Ltd. ..........................          976,875
                                                                  --------------
                                                                       3,025,163
                                                                  --------------
             Electrical Equipment & Services - 4.1%
     100,000 Emerson Electric Co. .............................        5,968,750
       5,000 Hubbell, Inc. Cl. A...............................          196,875
     286,656 Hubbell, Inc. Cl. B...............................       11,824,560
      16,000 Motorola, Inc. ...................................        1,460,000
     550,100 Thomas & Betts Corp. .............................       24,892,025
                                                                  --------------
                                                                      44,342,210
                                                                  --------------
             Electronic Equipment & Services - 0.3%
     150,000 Boston Acoustics, Inc. ...........................        2,775,000
                                                                  --------------
             Finance & Insurance - 2.2%
      11,000 Dain Rauscher Corp. ..............................          585,063
      31,900 Edwards (A.G.), Inc. .............................          881,237
      20,000 Hartford Financial Services
              Group, Inc. .....................................        1,080,000
      49,000 LaSalle Re Holdings Ltd. .........................          799,312
      30,000 Lincoln National Corp. ...........................        1,500,000
     135,100 Paine Webber Group, Inc. .........................        5,404,000
     104,500 Partnerre Ltd. ...................................        3,971,000
     104,536 UnumProvident Corp. ..............................        5,409,738
      79,000 XL Capital Ltd. ..................................        4,147,500
                                                                  --------------
                                                                      23,777,850
                                                                  --------------
             Food & Beverage Products - 0.1%
      30,000 Conagra, Inc......................................          766,875
                                                                  --------------

                                   EVERGREEN
                             INCOME AND GROWTH FUND

                       Schedule of Investments(continued)
                                 July 31, 1999


   Shares                                                             Value

 COMMON STOCKS - continued
             Healthcare Products & Services - 6.0%
     190,000 American Home Products Corp. .....................   $    9,690,000
     210,000 Baxter International, Inc.........................       14,424,375
     200,200 Beckman Coulter, Inc..............................        9,622,112
     146,800 Bristol-Myers Squibb Co...........................        9,762,200
      40,000 * Elan Corp Plc, ADR..............................        1,162,500
     100,000 McKesson HBOC, Inc................................        3,106,250
     232,600 Shared Medical System Corp........................       13,926,925
      40,000 Warner-Lambert Co.................................        2,640,000
                                                                  --------------
                                                                      64,334,362
                                                                  --------------
             Industrial Specialty Products & Services - 0.3%
      80,000 Federal Signal Corp...............................        1,715,000
      10,000 Honeywell, Inc....................................        1,198,125
                                                                  --------------
                                                                       2,913,125
                                                                  --------------
             Information Services & Technology - 0.3%
     193,500 * Network Associates, Inc. .......................        3,386,250
                                                                  --------------
             Leisure & Tourism - 0.0%
      14,000 Gaylord Entertainment Co..........................          428,750
                                                                  --------------
             Machinery - Diversified - 0.1%
      82,650 Hardinge, Inc.....................................        1,363,725
                                                                  --------------
             Oil/Energy - 5.6%
      23,000 Atlantic Richfield Co. ...........................        2,071,437
      10,586 BP Amoco Plc......................................        1,226,653
     151,900 Equitable Resources, Inc..........................        5,629,794
      15,400 Exxon Corp........................................        1,222,375
      10,000 Mobil Corp. ......................................        1,022,500
     373,400 Murphy Oil Corp...................................       18,483,300
      72,000 Texaco, Inc.......................................        4,486,500
     608,200 Williams Companies, Inc. .........................       25,582,412
                                                                  --------------
                                                                      59,724,971
                                                                  --------------
             Oil Field Services - 0.2%
     110,344 * Nabors Industries Inc. .........................        2,572,395
                                                                  --------------
             Printing, Publishing, Broadcasting & Entertainment - 0.3%
      51,900 Bowne & Co., Inc..................................          687,675
      50,000 New York Times Co. Cl. A..........................        1,965,625
                                                                  --------------
                                                                       2,653,300
                                                                  --------------
             Real Estate - 3.3%
      10,000 Brandywine Realty Trust REIT......................          187,500
      23,800 Burnham Pacific Properties, Inc. REIT.............          300,475
     124,900 Equity Residential Properties Trust REIT..........        5,159,931
     495,900 Gables Residential Trust REIT.....................       12,025,575
     462,000 Kranzco Realty Trust REIT.........................        6,006,000
     243,200 Meditrust Co. REIT................................        2,644,800
     235,700 Post Property, Inc. REIT..........................        9,428,000
                                                                  --------------
                                                                      35,752,281
                                                                  --------------

   Shares                                                            Value

 COMMON STOCKS - continued
             Retailing & Wholesale - 0.7%
      30,000 Longs Drug Stores Corp. .........................   $    1,033,125
      40,000 Lowe's Companies, Inc. ..........................        2,110,000
      70,260 * Saks, Inc. ....................................        1,615,980
      80,600 Talbots Inc. ....................................        2,836,113
                                                                 --------------
                                                                      7,595,218
                                                                 --------------
             Telecommunication Services & Equipment - 1.7%
      86,645 Vodafone Airtouch Public Ltd., ADR...............       18,238,773
                                                                 --------------
             Textile & Apparel - 0.0%
      10,000 V. F. Corp. .....................................          395,000
                                                                 --------------
             Thrift Institutions - 0.3%
      62,000 First Essex Bancorp, Inc. .......................        1,023,000
     122,000 ++ Jacksonville Bancorp, Inc. ...................        1,967,250
                                                                 --------------
                                                                      2,990,250
                                                                 --------------
             Transportation - 1.2%
     237,000 Union Pacific Corp. .............................       12,872,063
                                                                 --------------
             Utilities - Electric - 10.5%
     300,000 Companhia Paranaense de Energia-Copel, Plc, ADR..        2,043,750
     410,200 Dominion Resources, Inc. ........................       18,074,437
      83,000 DTE Energy Co. ..................................        3,247,375
     239,000 FPL Group, Inc. .................................       12,891,062
     215,524 LG&E Energy Corp. ...............................        4,660,707
     230,000 MDU Resources Group, Inc. .......................        5,606,250
     300,000 * Niagara Mohawk Holdings, Inc. .................        4,725,000
     181,700 PP&L Resources, Inc. ............................        5,257,944
      40,000 Public Service Co. of New Mexico.................          797,500
     620,000 Scana Corp. .....................................       15,151,250
      93,000 Sempra Energy....................................        2,063,438
     800,000 Southern Co. ....................................       21,150,000
     150,200 TNP Enterprises, Inc. ...........................        5,735,762
     448,400 Wisconsin Energy Corp. ..........................       11,238,025
                                                                 --------------
                                                                    112,642,500
                                                                 --------------
             Utilities - Gas - 3.4%
      71,500 Chesapeake Utilities Corp. ......................        1,313,812
      21,800 NICOR, Inc. .....................................          842,025
     391,300 Peoples Energy Corp. ............................       14,404,731
     163,100 Piedmont Natural Gas Co., Inc. ..................        5,555,594
       5,000 Semco Energy, Inc. ..............................           79,375
     617,281 UGI Corp. .......................................       14,660,424
                                                                 --------------
                                                                     36,855,961
                                                                 --------------
             Utilities - Telephone - 3.7%
      29,655 AT&T Corp. ......................................        1,540,206
      50,000 Cincinnati Bell, Inc. ...........................        1,062,500
     340,100 Frontier Corp. ..................................       18,854,294
     250,000 GTE Corp. .......................................       18,421,875
                                                                 --------------
                                                                     39,878,875
                                                                 --------------
             Total Common Stocks (cost $620,748,509)..........      702,972,723
                                                                 --------------

                                   EVERGREEN
                             INCOME AND GROWTH FUND

                       Schedule of Investments(continued)
                                 July 31, 1999


   Shares                                                            Value

 CONVERTIBLE PREFERRED - 17.9%
             Advertising & Related Services - 0.5%
     295,000 Snyder Strypes Trust.............................   $    5,605,000
                                                                 --------------
             Aerospace & Defense - 0.9%
     186,000 Loral Space & Communications 6.00%, 11/01/2006...        9,672,000
                                                                 --------------
             Banks - 0.9%
     210,000 National Australia Bank, Ltd. 7.875%, Series
              UNIT............................................        5,932,500
     116,200 WBK Trust 10.00%, STRYPES (exchangeable for
              Westpac Banking Corp. Common Stock).............        3,594,938
                                                                 --------------
                                                                      9,527,438
                                                                 --------------
             Chemical & Agricultural Products - 1.6%
      15,000 Hercules Trust II 6.50%, 6/30/2029...............       14,887,500
      80,200 Merrill Lynch & Co., Inc. 6.25%, Series IGL,
              STRYPES (exchangeable for IMC Global, Inc.
              common stock)...................................        1,684,200
                                                                 --------------
                                                                     16,571,700
                                                                 --------------
             Communication Systems & Services - 1.8%
     380,000 Qwest Trends Trust 5.75%, 144A...................       19,239,400
                                                                 --------------
             Consumer Products & Services - 0.5%
     100,000 Newell Financial Trust I
              5.25% 12/01/2027 ...............................        5,325,000
                                                                 --------------
             Electrical Equipment & Services - 1.0%
     205,000 Pioneer Standard Electronics, Inc. 6.75%,
              3/31/2028 ......................................       10,391,450
                                                                 --------------
             Finance & Insurance - 1.9%
      20,000 American General Corp. $3.00, Series A, MIPS ....        1,950,000
      13,000 American Heritage Life Investment Corp.
              8.50%, PRIDES ..................................        1,081,437
     270,000 Frontier Financing Trust 6.25%, TOPRS ...........       11,880,000
     100,000 St. Paul Capital
              6.00%, MIPS ....................................        5,887,500
                                                                 --------------
                                                                     20,798,937
                                                                 --------------
             Food & Beverage Products - 1.1%
     200,000 Wendys Financing I 5.00%, Series A, TECONS.......       12,050,000
                                                                 --------------
             Healthcare Products & Services - 0.1%
      30,000 McKesson Financing Trust 5.00%, 6/01/2027........        1,507,500
                                                                 --------------

   Shares                                                            Value

 CONVERTIBLE PREFERRED - continued
             Metal Products & Services - 0.3%
     100,000 Timet Capital Trust I 6.63%, 11/01/2026..........   $    3,125,000
                                                                 --------------
             Oil/Energy - 0.4%
      95,000 Callon Petroleum Co. 8.50%, Series A.............        2,612,500
      48,000 Nuevo Energy Co. 5.75%, Series A, TECONS.........        1,488,000
                                                                 --------------
                                                                      4,100,500
                                                                 --------------
             Printing, Publishing, Broadcasting & Entertainment - 1.0%
      92,000 Houston Industries, Inc. 7.00%, ACES
              (exchangeable for Time Warner, Inc.
              common stock)...................................       11,137,750
                                                                 --------------
             Retailing & Wholesale - 0.3%
       7,500 CVS Automatic Common Exchange Security Trust,
              6.00%, 5/15/2001, TRACES........................          670,781
      65,000 Merrill Lynch & Co., Inc. (exchangeable for
              Dollar General Corp. common stock)
              8.50%, 5/15/2001................................        2,693,438
                                                                 --------------
                                                                      3,364,219
                                                                 --------------
             Telecommunication Services & Equipment - 2.8%
      20,000 Nextel STRYPES Trust,
              7.25%, 5/15/2000, Series NVTL...................          907,500
     100,000 Nortel Inversora SA MEDS.........................        4,900,000
     108,000 Qualcomm Financial Trust I 5.75%, 3/01/2012......       23,760,000
                                                                 --------------
                                                                     29,567,500
                                                                 --------------
             Transportation - 1.5%
      88,700 CNF Trust I 5.00%, Ser. A, TECONS (exchangeable
              for CNF Transportation, Inc. common stock)......        5,211,125
     216,800 Union Pacific Capital Trust 4/01/2028............       10,975,500
                                                                 --------------
                                                                     16,186,625
                                                                 --------------
             Utilities - Electric - 1.3%
      45,000 BNDES Participacoes SA 7.25%, 2/15/2001..........          765,000
     238,600 Texas Utilities Co. 9.25%, PRIDES................       12,899,312
                                                                 --------------
                                                                     13,664,312
                                                                 --------------
             Total Convertible Preferred (cost $179,488,343)..      191,834,331
                                                                 --------------

                                   EVERGREEN
                             INCOME AND GROWTH FUND

                       Schedule of Investments(continued)
                                 July 31, 1999

  Principal
   Amount                                                            Value

 CONVERTIBLE DEBENTURES - 1.4%
             Consumer Products & Services - 0.2%
 $ 2,000,000 Action Performance Companies, Inc.
              4.75%, 4/1/2005, 144A...........................   $    1,882,600
                                                                 --------------
             Electrical Equipment & Services - 0.3%
   6,000,000 Solectron Corp. 4.00%, 1/27/2019, 144A...........        3,446,400
                                                                 --------------
             Healthcare Products & Services - 0.2%
   2,000,000 Carematrix
              6.25%, 8/15/2004................................        1,337,500
   2,000,000 Elan Finance Corp. Ltd. 3.25%, 12/14/2018........        1,057,500
                                                                 --------------
                                                                      2,395,000
                                                                 --------------
             Information Services & Technology - 0.5%
   5,000,000 Adaptec, Inc.
              4.75%, 2/1/2004.................................        4,893,750
                                                                 --------------
             Telecommunication Services &
              Equipment - 0.2%
   2,500,000 Orbital Sciences Corp. 5.00%, 10/1/2002..........        2,734,375
                                                                 --------------
             Total Convertible Debentures (cost $15,426,436)..       15,352,125
                                                                 --------------
 CORPORATE BONDS - 0.3%
             Banks - 0.1%
   1,000,000 NationsBank Corp. 6.50%, 8/15/2003...............          997,024
                                                                 --------------
             Finance & Insurance - 0.1%
   1,000,000 American General Finance Corp. 7.13%, 12/1/1999..        1,005,067
                                                                 --------------
             Telecommunication Services & Equipment - 0.1%
   1,000,000 GTE Southwest, Inc. 5.82%, 12/1/1999, Ser. A.....          999,701
                                                                 --------------
             Total Corporate Bonds (cost $3,011,969)..........        3,001,792
                                                                 --------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.8%
             Government Agency Notes & Bonds - 4.6%
   2,000,000 Federal Farm Credit Bank 5.75%, 12/7/2028........        1,709,172

  Principal
    Amount                                                           Value

 U.S. GOVERNMENT & AGENCY OBLIGATIONS - continued
              Government Agency Notes &  Bonds - continued
              Federal Home Loan Bank
 $  2,000,000  5.375%, 10/6/2003..............................   $    1,917,512
    2,000,000  6.532%, 12/28/2007.............................        1,925,432
              Federal Home Loan Mortgage Corp.
    2,000,000  6.54%, 12/10/2007..............................        1,935,468
    2,000,000  6.54%, 3/19/2008...............................        1,924,854
    2,000,000  7.59%, 9/19/2006...............................        2,022,748
    2,000,000  7.87%, 8/8/2011................................        2,009,946
              Federal National Mortgage Association
    5,000,000  5.65%, 2/22/2028...............................        4,221,495
    1,850,000  6.00%, 1/14/2005...............................        1,785,035
    4,000,000  6.08%, 9/1/2028................................        3,587,048
    2,215,000  6.10%, 1/26/2005...............................        2,138,764
    3,000,000  6.16%, 1/23/2008...............................        2,835,831
    2,000,000  6.24%, 1/14/2008...............................        1,895,136
    3,000,000  6.32%, 3/3/2008................................        2,862,696
    1,000,000  6.41%, 3/8/2006................................          978,818
    5,000,000  6.42%, 2/12/2008...............................        4,765,225
    2,000,000  6.46%, 1/1/2008................................        1,915,828
    4,000,000  6.52%, 3/5/2008................................        3,820,776
    2,355,000  6.88%, 9/24/2012...............................        2,311,951
    3,000,000  7.28%, 5/23/2007...............................        2,965,647
                                                                 --------------
                                                                     49,529,382
                                                                 --------------
              Treasury Notes & Bonds - 0.2%
    1,500,000 U.S. Treasury Bonds 7.13%, 2/15/2023............        1,642,500
                                                                 --------------
              Total U.S. Government & Agency Obligations
               (cost $53,879,642).............................       51,171,882
                                                                 --------------
 SHORT-TERM INVESTMENTS - 9.5%
              Repurchase Agreement - 9.5%
  101,556,000 State Street Bank & Trust Co., purchased
               7/30/1999, 5.00%, maturing 8/2/1999, maturity
               value $101,598,315 (cost $101,556,000) (a) ....      101,556,000
                                                                 --------------

              Total Investments -
               (cost $974,110,899)..    99.6%  1,065,888,853
              Other Assets and
               Liabilities - net...      0.4       4,770,669
                                       -----  --------------
              Net Assets...........    100.0% $1,070,659,522
                                       =====  ==============

* Non-income producing security.
** At July 31, 1999 the Fund owned 8,000 shares of common stock of First Union
   Corp. at a cost of $106,108. During the year ended July 31, 1999 the Fund earned $14,240 in dividend income from this investment. These shares were acquired by the Fund through a merger with another investment company sub-advised by Lieber & Company. The previous holder acquired these shares prior to the acquisition of the advisor and Lieber & Company by First Union.
++ Investment in a non-controlled affiliate. The Fund owns over 5% of the out-
   standing voting shares of CB Bancshares, Inc. and Jacksonville Bancorp, Inc. The Fund has a cost basis of $6,707,438 and $1,320,000, respectively, in the issue at July 31, 1999. The Fund earned $51,375 and $61,000 of income, re-spectively, from this investment during the period ending July 31, 1999.
(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at July 31, 1999.
144A Security that may be resold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933. This security has been deter-mined to be liquid under guidelines established by the Board of Trustees.
Summary of Abbreviations:
ACES Automatically Convertible Equity Securities
                                       REIT Real Estate Investment Trust
ADR  American Depository Receipts      STRYPES Structured Yield Product Ex-
                                               changeable for Stock
MEDS Mandatorially Exchangeable Debt Securities
MIPS Monthly Income Preferred Shares   TECONS Term Convertible Shares
                                       TOPRS Trust Originated Preferred Secu-
                                             rities
PRIDES Preferred Redeemable Increased Dividend Equity Securities
                                       TRACES Trust Automatic Common Exchange
                                              Securities

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              SMALL CAP VALUE FUND

                            Schedule of Investments
                                 July 31, 1999


  Shares                                                               Value

 COMMON STOCKS - 88.2%
           Aerospace & Defense - 3.1%
   211,800 Curtiss Wright Corp. .................................   $  7,849,837
                                                                    ------------
           Automotive Equipment & Manufacturing - 0.6%
     8,200 Arvin Industries, Inc. ...............................        306,475
   103,200 Simpson Industries, Inc. .............................      1,238,400
                                                                    ------------
                                                                       1,544,875
                                                                    ------------
           Banks - 10.6%
   121,250 ABC Bancorp...........................................      1,667,187
    20,000 Bank of Essex.........................................        320,000
    61,700 Britton & Koontz Capital Corp.........................      1,241,713
    28,800 BSB Bancorp, Inc. ....................................        783,000
     5,250 Carrollton Bancorp....................................         97,125
    31,280 Centura Banks, Inc. ..................................      1,749,725
    34,177 Commercial Bankshares, Inc............................        751,894
     8,200 Community Bancshares, Inc.............................        196,800
    60,000 Cowlitz Bancorp.......................................        375,000
   157,186 First Oak Brook Bancshares, Inc. Cl. A................      3,143,720
    95,552 First State Bancorp...................................      2,197,696
   221,900 Granite State Bankshares, Inc.........................      5,325,600
    32,000 Independent Bankshares, Inc...........................        394,000
    15,000 James River Bankshares, Inc. .........................        228,750
    65,500 Mid-State Bancshares..................................      2,366,187
    30,000 New England Community Bancorp, Inc. ..................        819,375
     4,000 Northern States Financial Corp........................         93,750
    40,000 Pacific Bank, N.A.....................................        800,000
     9,100 Premier National Bancorp, Inc. .......................        172,900
    90,000 Prosperity Bancshares, Inc. ..........................      1,485,000
    15,400 * Republic Bancshares, Inc. ..........................        246,400
    24,000 South Alabama Bancorp, Inc............................        336,000
    60,000 Southside Bancshares Corp. ...........................        660,000
    11,250 Susquehanna Bancshares, Inc. .........................        201,797
    23,200 Union Bankshares Corp.................................        394,400
    30,000 West Coast Bancorp, Inc. .............................        502,500
                                                                    ------------
                                                                      26,550,519
                                                                    ------------
           Building, Construction & Furnishings - 5.7%
    57,400 American Woodmark Corp. ..............................      1,887,025
    97,500 Apogee Enterprises, Inc...............................        962,813
    99,500 Craftmade International, Inc. ........................      1,243,750
   150,000 D.R. Horton, Inc. ....................................      2,437,500
   119,100 Industrie Natuzzi SpA ADR.............................      2,158,687
   210,500 Standard Pacific Corp.................................      2,723,344
    65,100 TJ International, Inc. ...............................      2,018,100
    42,413 * Toll Brothers, Inc..................................        901,276
                                                                    ------------
                                                                      14,332,495
                                                                    ------------
           Business Equipment & Services - 1.1%
    60,000 * Zebra Technologies Corp. Cl. A......................      2,816,250
                                                                    ------------

  Shares                                                               Value

 COMMON STOCKS - continued
           Communication Systems & Services - 0.9%
    90,000 * Orbital Sciences Corp. .............................   $  2,306,250
                                                                    ------------
           Consumer Products & Services - 9.1%
   310,600 CPI Corp. ............................................     10,463,337
    93,500 General Housewares Corp. .............................      1,916,750
   110,000 Lancaster Colony Corp.................................      3,664,375
    80,500 Polaris Industries, Inc...............................      3,169,688
    78,000 Stewart Enterprises, Inc. Cl. A.......................        970,125
   328,600 York Group, Inc. .....................................      2,423,425
                                                                    ------------
                                                                      22,607,700
                                                                    ------------
           Electrical Equipment & Services - 5.4%
   100,000 Applied Power, Inc. Cl. A.............................      2,850,000
   292,800 Helix Technology Corp.................................      7,832,400
   154,500 * Kent Electronics Corp...............................      2,684,437
                                                                    ------------
                                                                      13,366,837
                                                                    ------------
           Electronic Equipment & Services - 1.7%
    84,700 Boston Acoustics, Inc. ...............................      1,566,950
    67,100 * Hadco Corp. ........................................      2,679,806
                                                                    ------------
                                                                       4,246,756
                                                                    ------------
           Finance & Insurance - 1.5%
    45,000 Enhance Financial Services Group, Inc. ...............        933,750
   164,900 Morgan Keegan, Inc. ..................................      2,865,138
                                                                    ------------
                                                                       3,798,888
                                                                    ------------
           Food & Beverage Products - 5.2%
   117,920 Bridgford Foods Corp. ................................      1,267,640
   310,400 International Multifoods Corp. .......................      7,255,600
   142,000 Michael Foods, Inc. ..................................      3,292,625
    15,000 Smucker (J. M.) Co. ..................................        315,938
    35,000 Smucker (J. M.) Co. Cl. A.............................        846,562
                                                                    ------------
                                                                      12,978,365
                                                                    ------------
           Healthcare Products & Services - 5.8%
    60,000 Alpharma, Inc. .......................................      2,227,500
   122,300 AmeriSource Health Corp. .............................      3,424,400
   103,600 * ArthroCare Corp. ...................................      2,952,600
   143,400 * Carematrix Corp. ...................................      1,559,475
    95,000 Jones Pharma, Inc. ...................................      4,123,594
    18,700 Kewaunee Scientific Corp. ............................        195,181
                                                                    ------------
                                                                      14,482,750
                                                                    ------------
           Industrial Specialty Products & Services - 2.5%
    50,000 Badger Meter, Inc. ...................................      1,900,000
    55,771 Danaher Corp. ........................................      3,182,433
    43,100 Instron Corp. ........................................        915,875
    18,700 Met-Pro Corp. ........................................        234,919
     2,750 Superior Telecom, Inc. ...............................         77,515
                                                                    ------------
                                                                       6,310,742
                                                                    ------------

                                   EVERGREEN
                              SMALL CAP VALUE FUND

                       Schedule of Investments(continued)
                                 July 31, 1999


  Shares                                                              Value

 COMMON STOCKS - continued
           Information Services & Technology - 1.0%
    60,000 * Axent Technologies, Inc. ..........................   $    840,000
    91,400 Timberline Software Corp. ...........................      1,548,088
                                                                   ------------
                                                                      2,388,088
                                                                   ------------
           Machinery - Diversified - 1.1%
   171,550 Hardinge, Inc. ......................................      2,830,575
                                                                   ------------
           Metal Products & Services - 0.6%
   109,400 Titanium Metals Corp. ...............................      1,429,038
                                                                   ------------
           Oil/Energy - 6.0%
   201,900 Berry Petroleum Co. Cl. A ...........................      2,864,456
   235,500 Cabot Oil & Gas Corp. Cl. A..........................      4,253,719
   155,600 Penn Virginia Corp. .................................      3,267,600
   100,909 Pennzoil-Quaker State Co. ...........................      1,494,715
   370,000 Southwestern Energy Co. .............................      3,075,625
                                                                   ------------
                                                                     14,956,115
                                                                   ------------
           Oil Field Services - 0.8%
   126,200 Lufkin Industries, Inc. .............................      2,082,300
                                                                   ------------
           Paper & Packaging - 0.8%
   154,050 Tuscarora, Inc. .....................................      1,983,394
                                                                   ------------
           Printing, Publishing, Broadcasting & Entertainment -
             1.6%
    41,300 Banta Corp. .........................................      1,017,013
   216,300 Bowne & Co., Inc. ...................................      2,865,975
                                                                   ------------
                                                                      3,882,988
                                                                   ------------
           Real Estate - 3.9%
   227,200 Eastgroup Properties, Inc. REIT......................      4,231,600
    25,000 Innkeepers USA Trust REIT............................        221,875
   121,000 Mission West Properties, Inc. REIT...................        975,562
    75,000 Parkway Properties, Inc. REIT........................      2,493,750
   100,000 RFS Hotel Investors, Inc. REIT.......................      1,262,500
    50,000 Sunstone Hotel Investors, Inc. REIT..................        456,250
                                                                   ------------
                                                                      9,641,537
                                                                   ------------
           Retailing & Wholesale - 2.2%
    10,500 Deb Shops, Inc. .....................................        221,813
    87,150 Ethan Allen Interiors, Inc. .........................      2,767,012
   200,000 Pier 1 Imports, Inc. ................................      1,875,000
    50,000 * Sonic Automotive, Inc. ............................        656,250
                                                                   ------------
                                                                      5,520,075
                                                                   ------------
           Telecommunication Services & Equipment - 4.5%
   250,000 Communications Systems, Inc. ........................      3,625,000
   349,695 Hickory Tech Corp. ..................................      3,671,797
    15,000 * ITC DeltaCom, Inc. ................................        395,625
    95,000 Scientific Atlanta, Inc. ............................      3,467,500
                                                                   ------------
                                                                     11,159,922
                                                                   ------------
           Thrift Institutions - 4.9%
    39,500 Abington Bancorp, Inc. ..............................        533,250
    21,000 Bancorp Connecticut, Inc. ...........................        351,750

   Shares                                                             Value

 COMMON STOCKS - continued
            Thrift Institutions - continued
    228,394 Community Savings Bankshares, Inc. .................   $  2,969,122
     16,800 * Golden St. Bancorp, Inc. .........................        371,700
     50,000 Harbor Florida Bancshares, Inc. ....................        640,625
    312,900 Horizon Financial Corp. ............................      3,833,025
     38,000 Jacksonville Bancorp, Inc. .........................        612,750
     79,200 Metrowest Bank......................................        534,600
    100,000 St. Paul Bancorp, Inc. .............................      2,425,000
                                                                   ------------
                                                                     12,271,822
                                                                   ------------
            Utilities - Electric - 1.3%
    135,000 MDU Resources Group, Inc. ..........................      3,290,625
                                                                   ------------
            Utilities - Gas - 6.1%
     38,100 Chesapeake Utilities Corp. .........................        700,088
     15,000 Connecticut Energy Corp. ...........................        573,750
     20,000 CTG Resources, Inc. ................................        733,750
     64,800 Delta Natural Gas Co., Inc. ........................      1,150,200
     36,600 Public Service Co. of North Carolina, Inc. .........      1,095,713
    450,100 Semco Energy, Inc. .................................      7,145,337
     85,500 UGI Corp. ..........................................      2,030,625
     45,800 Yankee Energy System, Inc. .........................      1,840,587
                                                                   ------------
                                                                     15,270,050
                                                                   ------------
            Other Securities - 0.2%.............................        495,656
                                                                   ------------
            Total Common Stocks (cost $214,186,608).............    220,394,449
                                                                   ------------
 CONVERTIBLE PREFERRED - 1.1%
            Electrical Equipment & Services - 0.8%
     40,000 Pioneer Standard Electronics, Inc.
             6.75%, 3/31/2028...................................      2,027,600
                                                                   ------------
            Oil/Energy - 0.3%
     26,000 Callon Petroleum Co. 8.50%, Series A................        715,000
                                                                   ------------
            Total Convertible Preferred (cost $2,920,875).......      2,742,600
                                                                   ------------

 Principal
   Amount                                                             Value
 CONVERTIBLE DEBENTURES - 9.5%
            Banks - 0.5%
 $1,350,000 Surety Capital Corp. 9.00%, 3/31/2008...............      1,350,000
                                                                   ------------
            Business Equipment & Services - 0.5%
  1,250,000 Interim Services, Inc. 4.50%, 6/1/2005..............      1,101,563
    200,000 Personnel Group Of America, Inc. 5.75%, 7/1/2004....        165,750
                                                                   ------------
                                                                      1,267,313
                                                                   ------------
            Consumer Products & Services - 1.5%
  4,000,000 Action Performance Companies, Inc. 4.75%, 4/1/2005,
             144A...............................................      3,765,200
                                                                   ------------

                                   EVERGREEN
                              SMALL CAP VALUE FUND

                       Schedule of Investments(continued)
                                 July 31, 1999

 Principal
  Amount                                                               Value

 CONVERTIBLE DEBENTURES - continued
           Healthcare Products & Services - 4.6%
 5,000,000 Alpharma, Inc. 5.75%, 4/1/2005, 144A..................   $  7,081,500
 6,600,000 Carematrix
            6.25%, 8/15/2004.....................................      4,413,750
                                                                    ------------
                                                                      11,495,250
                                                                    ------------
           Telecommunication Services & Equipment - 2.4%
 3,000,000 Antec Corp.
            4.50%, 5/15/2003.....................................      5,332,500
   600,000 Orbital Sciences Corp. 5.00%, 10/1/2002...............        656,250
                                                                    ------------
                                                                       5,988,750
                                                                    ------------
           Total Convertible Debentures (cost $21,180,175).......     23,866,513
                                                                    ------------

           Total Investments -  (cost $238,287,658).......    98.8%  247,003,562
           Other Assets and Liabilities - net.............     1.2     3,002,472
                                                             -----  ------------
           Net Assets.....................................   100.0% $250,006,034
                                                             =====  ============

*  Non-income producing security.
144A Security that may be resold to "qualified institutional buyers" un-der Rule 144A of the Securities Act of 1933. This security has been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations:
ADR  American Depository Receipts
REIT Real Estate Investment Trust

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                  UTILITY FUND

                            Schedule of Investments
                                 July 31, 1999


  Shares                                                               Value

 COMMON STOCKS - 75.2%
           Communication Systems & Services - 0.9%
    18,200 * MCI WorldCom, Inc. .................................   $  1,501,500
                                                                    ------------
           Oil/Energy - 3.6%
    70,000 Enron Corp. ..........................................      5,963,125
                                                                    ------------
           Telecommunication Services & Equipment - 3.4%
    46,600 * Time Warner Telecom, Inc. ..........................      1,450,425
    20,150 Vodafone AirTouch Public Plc, ADR.....................      4,241,575
                                                                    ------------
                                                                       5,692,000
                                                                    ------------
           Utilities - Electric - 38.2%
   125,000 Alliant Corp. ........................................      3,609,375
    31,100 * Calpine Corp. ......................................      2,338,331
   100,000 Central Hudson Gas & Electric Corp. ..................      4,187,500
   896,700 Companhia Paranaense de Energia-Copel, Plc, ADR.......      6,108,769
    70,000 Duke Power Co. .......................................      3,705,625
   160,000 Energy East Corp. ....................................      4,070,000
   187,000 MDU Resources Group, Inc. ............................      4,558,125
   331,400 * Niagara Mohawk Holdings, Inc. ......................      5,219,550
   268,500 PacifiCorp............................................      4,900,125
   150,000 PP&L Resources, Inc. .................................      4,340,625
   200,000 Public Service Co. of New Mexico......................      3,987,500
   100,000 Public Service Enterprise Group, Inc. ................      4,031,250
    64,100 Reliant Energy, Inc. .................................      1,758,744
   175,000 Sempra Energy.........................................      3,882,812
   129,200 Southern Co. .........................................      3,415,725
   135,000 Wisconsin Energy Corp. ...............................      3,383,438
                                                                    ------------
                                                                      63,497,494
                                                                    ------------
           Utilities - Gas - 10.5%
    48,200 Keyspan Corp. ........................................      1,337,550
   134,000 NUI Corp. ............................................      3,576,125
   120,000 Peoples Energy Corp. .................................      4,417,500
    51,100 Piedmont Natural Gas Co., Inc. .......................      1,740,594
    95,300 Semco Energy, Inc. ...................................      1,512,887
   206,000 UGI Corp. ............................................      4,892,500
                                                                    ------------
                                                                      17,477,156
                                                                    ------------
           Utilities - Telephone - 18.6%
    75,000 AT&T Corp. ...........................................      3,895,313
   110,000 BellSouth Corp. ......................................      5,280,000
   100,000 Frontier Corp. .......................................      5,543,750
    70,000 GTE Corp. ............................................      5,158,125
   110,000 * Nextel Communications, Inc. Cl. A...................      5,891,875
   100,000 Sprint Corp. .........................................      5,168,750
                                                                    ------------
                                                                      30,937,813
                                                                    ------------
           Total Common Stocks (cost $97,506,987)................    125,069,088
                                                                    ------------

* Non-income producing security.

  Shares                                                              Value

 CONVERTIBLE PREFERRED - 21.5%
           Aerospace & Defense - 2.2%
    70,000 Loral Space & Communications 6.00%, 11/01/2006.......   $  3,640,000
                                                                   ------------
           Printing, Publishing, Broadcasting & Entertainment -
             2.3%
    31,700 Houston Industries, Inc. 7.00%, ACES (exchangeable
            for Time Warner, Inc. common stock).................      3,837,681
                                                                   ------------
           Telecommunication Services & Equipment - 7.0%
    53,000 Qualcomm Financial Trust I 5.75%, 3/01/2012..........     11,660,000
                                                                   ------------
           Utilities - Electric - 6.9%
    42,700 AES Trust I 5.375%, Series A, TECONS.................      3,640,175
   235,000 BNDES Participacoes S.A. 7.25%, DECS.................      3,995,000
    70,000 Texas Utilities Co.
            9.25%, PRIDES.......................................      3,784,375
                                                                   ------------
                                                                     11,419,550
                                                                   ------------
           Utilities - Telephone - 3.1%
    60,000 Sprint Corp. 8.25%, DECS (exchangeable for Southern
            N.E. Telephone common stock)........................      5,227,500
                                                                   ------------
           Total Convertible Preferred (cost $23,339,216).......     35,784,731
                                                                   ------------

 Principal
   Amount                                                              Value

 CONVERTIBLE DEBENTURES - 2.4%
            Information Services & Technology - 2.4%
 $4,000,000 Adaptec, Inc.
             4.75%, 2/1/2004 (cost $3,530,000)...................      3,915,000
                                                                    ------------
 SHORT-TERM INVESTMENTS - 0.7%
            Government Agency Notes & Bonds - 0.7%
  1,137,000 Federal Agricultural Mortgage Corp. Discount Notes
             4.97%, 8/2/1999 (cost $1,136,843)...................      1,136,843
                                                                    ------------

            Total Investments -  (cost $125,513,046)......    99.8%  165,905,662
            Other Assets and Liabilities - net............     0.2       345,825
                                                             -----  ------------
            Net Assets....................................   100.0% $166,251,487
                                                             =====  ============

Summary of Abbreviations:
ACES Automatically Convertible Equity Securities
ADR  American Depository Receipts
DECS Dividend Enhanced Convertible Stock
PRIDES Preferred Redeemable Increased Dividend Equity Securities
TECONS Term Convertible Shares

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                   VALUE FUND

                            Schedule of Investments
                                 July 31, 1999


   Shares                                                              Value

 COMMON STOCKS - 97.5%
             Automotive Equipment & Manufacturing - 2.1%
     342,223 Delphi Automotive Systems Corp. ....................   $  6,160,014
     115,200 Ford Motor Co. .....................................      5,601,600
     131,950 General Motors Corp. ...............................      8,040,703
                                                                    ------------
                                                                      19,802,317
                                                                    ------------
             Banks - 13.1%
     366,300 Bank One Corp. .....................................     19,986,244
     392,000 BankAmerica Corp. ..................................     26,019,000
      85,600 BankBoston Corp. ...................................      4,017,850
     263,300 Chase Manhattan Corp. ..............................     20,241,187
      84,100 Comerica, Inc. .....................................      4,667,550
     373,050 Compass Bancshares, Inc. ...........................     10,748,503
     228,900 National City Corp. ................................      6,809,775
     185,700 SouthTrust Corp. ...................................      6,824,475
     748,750 Sovereign Bancorp, Inc. ............................      9,031,797
     341,300 Wells Fargo Co. ....................................     13,310,700
                                                                    ------------
                                                                     121,657,081
                                                                    ------------
             Business Equipment & Services - 1.1%
     326,850 Dun & Bradstreet Corp. .............................     10,377,488
                                                                    ------------
             Chemical & Agricultural Products - 2.5%
     173,600 Du Pont (E. I.) De Nemours & Co. ...................     12,510,050
     200,400 Millennium Chemicals Inc. ..........................      4,709,400
     136,759 Rohm & Haas Co. ....................................      5,829,370
                                                                    ------------
                                                                      23,048,820
                                                                    ------------
             Communication Systems & Services - 2.1%
      20,000 Lucent Technologies, Inc. ..........................      1,301,250
     108,750 * MCI WorldCom, Inc. ...............................      8,971,875
     341,700 * Newbridge Networks Corp. .........................      9,076,406
                                                                    ------------
                                                                      19,349,531
                                                                    ------------
             Consumer Products & Services - 3.4%
      16,800 Procter & Gamble Co. ...............................      1,520,400
     824,200 * Tommy Hilfiger Corp. .............................     30,443,888
                                                                    ------------
                                                                      31,964,288
                                                                    ------------
             Diversified Companies - 5.0%
      81,150 Allied Signal, Inc. ................................      5,249,390
      69,700 Minnesota Mining & Manufacturing Co. ...............      6,129,244
     333,050 Raychem Corp. ......................................     12,697,531
     228,500 Tyco International Ltd. ............................     22,321,594
                                                                    ------------
                                                                      46,397,759
                                                                    ------------
             Electrical Equipment & Services - 3.3%
     145,100 General Electric Co. ...............................     15,815,900
     158,600 Motorola, Inc. .....................................     14,472,250
                                                                    ------------
                                                                      30,288,150
                                                                    ------------

   Shares                                                              Value

 COMMON STOCKS - continued
             Finance & Insurance - 13.1%
     235,100 Allstate Corp. .....................................   $  8,346,050
     114,500 American International Group, Inc. .................     13,296,312
     203,800 Associates First Capital Corp., Cl. A...............      7,808,087
     528,675 Citigroup, Inc. ....................................     23,559,080
      32,600 Federal Home Loan Mortgage Corp. ...................      1,870,425
     171,000 Federal National Mortgage Assoc.....................     11,799,000
     259,800 Hartford Financial Services Group, Inc. ............     14,029,200
     374,100 Household International, Inc. ......................     16,062,919
       5,200 Lincoln National Corp. .............................        260,000
     118,200 Morgan Stanley, Dean Witter & Co. ..................     10,652,775
     163,400 Price (T.) Rowe & Associates, Inc. .................      5,719,000
     168,700 XL Capital Ltd. ....................................      8,856,750
                                                                    ------------
                                                                     122,259,598
                                                                    ------------
             Food & Beverage Products - 1.5%
     256,158 Albertsons, Inc. ...................................     12,727,851
      23,700 Coca Cola Co. ......................................      1,429,406
                                                                    ------------
                                                                      14,157,257
                                                                    ------------
             Healthcare Products & Services - 2.4%
     415,200 Pharmacia & Upjohn, Inc. ...........................     22,342,950
                                                                    ------------
             Industrial Specialty Products & Services - 1.4%
     105,400 Honeywell, Inc. ....................................     12,628,238
                                                                    ------------
             Information Services & Technology - 8.3%
     513,000 * American Power Conversion Corp. ..................     10,644,750
     232,400 * Cambridge Technology Partners.....................      3,979,850
     157,350 * Gateway, Inc. ....................................     11,988,103
     219,400 Hewlett-Packard Co. ................................     22,968,437
      82,800 Intel Corp. ........................................      5,713,200
     107,700 International Business Machines Corp. ..............     13,536,544
     196,200 * Keane, Inc. ......................................      4,524,862
     262,900 * Mastech Corp. ....................................      4,436,438
                                                                    ------------
                                                                      77,792,184
                                                                    ------------
             Iron & Steel - 0.6%
     245,100 AK Steel Holding Corp. .............................      5,530,069
                                                                    ------------
             Metal Products & Services - 0.7%
     216,900 Alcan Aluminum Ltd. ................................      6,534,113
                                                                    ------------
             Oil/Energy - 10.9%
     303,600 Apache Corp. .......................................     12,884,025
     123,450 Atlantic Richfield Co. .............................     11,118,216
       9,900 Chevron Corp. ......................................        903,375
     330,400 Exxon Corp. ........................................     26,225,500
     110,800 Mobil Corp. ........................................     11,329,300
     444,800 Reliant Energy, Inc. ...............................     12,204,200
      49,300 Royal Dutch Petroleum Co. ..........................      3,007,300
     381,400 Texaco, Inc. .......................................     23,765,987
                                                                    ------------
                                                                     101,437,903
                                                                    ------------

                                   EVERGREEN
                                   VALUE FUND

                       Schedule of Investments(continued)
                                 July 31, 1999


   Shares                                                             Value

 COMMON STOCKS - continued
             Paper & Packaging - 1.9%
     643,250 Abitibi Consolidated, Inc. ........................   $  7,236,563
     458,518 * Smurfit Container Corp. .........................     10,259,340
                                                                   ------------
                                                                     17,495,903
                                                                   ------------
             Pharmaceuticals - 1.2%
     371,100 ICN Pharmaceuticals, Inc. .........................     11,411,325
                                                                   ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 1.0%
     163,100 * CBS Corp. .......................................      7,166,206
      33,000 Disney (Walt) Co. .................................        911,625
      37,000 * Viacom, Inc., Cl. B..............................      1,551,688
                                                                   ------------
                                                                      9,629,519
                                                                   ------------
             Retailing & Wholesale - 4.0%
     561,000 * Federated Department Stores, Inc. ...............     28,786,312
     162,400 Tandy Corp. .......................................      8,333,150
                                                                   ------------
                                                                     37,119,462
                                                                   ------------
             Telecommunication Services & Equipment - 2.1%
     116,250 * MediaOne Group, Inc. ............................      8,413,594
     165,650 * Univision Communications, Inc. Cl. A.............     11,471,262
                                                                   ------------
                                                                     19,884,856
                                                                   ------------
             Transportation - 3.4%
     277,500 Burlington Northern Santa Fe Corp..................      8,880,000
     238,000 CNF Transportation, Inc. ..........................     10,115,000
     227,900 Union Pacific Corp. ...............................     12,377,819
                                                                   ------------
                                                                     31,372,819
                                                                   ------------
             Utilities - Electric - 2.7%
     269,100 CMS Energy Corp. ..................................     10,057,612
      80,300 Duke Power Co. ....................................      4,250,881
      72,400 FPL Group, Inc. ...................................      3,905,075
      62,900 GPU, Inc. .........................................      2,413,788
     182,000 Southern Co. ......................................      4,811,625
                                                                   ------------
                                                                     25,438,981
                                                                   ------------
             Utilities - Gas - 1.6%
     389,700 NICOR, Inc. .......................................     15,052,163
                                                                   ------------
             Utilities - Telephone - 8.1%
     173,750 Ameritech Corp. ...................................     12,727,188
     334,411 AT&T Corp. ........................................     17,368,471
     164,500 Bell Atlantic Corp. ...............................     10,486,875
      65,400 BellSouth Corp. ...................................      3,139,200
     237,200 GTE Corp. .........................................     17,478,675
     249,000 SBC Communications, Inc. ..........................     14,239,687
                                                                   ------------
                                                                     75,440,096
                                                                   ------------
             Total Common Stocks (cost $703,022,931)............    908,412,870
                                                                   ------------

  Principal
   Amount                                                            Value

 SHORT-TERM INVESTMENTS - 2.5%
             Repurchase Agreement - 2.5%
 $23,499,000 Paine Webber Repurchase Agreement, purchased
              7/30/1999, 5.07%, maturing 8/2/1999, maturity
              value $23,508,928 (cost $23,499,000) (a).........   $ 23,499,000
                                                                  ------------

             Total Investments -  (cost $726,521,931).....   100.0%  931,911,870
             Other Assets and Liabilities - net...........     0.0       131,430
                                                             -----  ------------
             Net Assets...................................   100.0% $932,043,300
                                                             =====  ============

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at July 31, 1999.
* Non-income producing security.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Growth and Income Funds

                      Statements of Assets and Liabilities
                                 July 31, 1999

                                                          Growth          Income
                                            Equity         and             and        Small Cap
                            Blue Chip       Income        Income          Growth        Value        Utility        Value
                               Fund          Fund          Fund            Fund          Fund          Fund          Fund
 ----------------------------------------------------------------------------------------------------------------------------
 Assets
 Identified cost of
  securities............   $553,021,869  $120,408,959 $1,311,730,054  $  974,110,899 $238,287,658  $125,513,046  $726,521,931
 Net unrealized gains on
  securities............    118,957,832    27,824,099    495,122,183      91,777,954    8,715,904    40,392,616   205,389,939
 ----------------------------------------------------------------------------------------------------------------------------
 Market value of
  securities............    671,979,701   148,233,058  1,806,852,237   1,065,888,853  247,003,562   165,905,662   931,911,870
 Cash...................            175           670          2,227         989,612          935         1,241           207
 Receivable for
  securities sold.......     14,172,403     1,314,018     28,959,642      21,447,634    4,242,711             0             0
 Receivable for Fund
  shares sold...........      2,769,206        50,318      4,442,279          52,549      418,268        65,699       303,373
 Dividends and interest
  receivable............        356,856       312,249      1,481,255       2,602,068      606,477       528,112     1,694,984
 Prepaid expenses and
  other assets..........        178,965        79,331         47,522          28,200       47,579        24,937        43,098
 ----------------------------------------------------------------------------------------------------------------------------
  Total assets..........    689,457,306   149,989,644  1,841,785,162   1,091,008,916  252,319,532   166,525,651   933,953,532
 ----------------------------------------------------------------------------------------------------------------------------
 Liabilities
 Payable for securities
  purchased.............      9,193,298       325,449     21,257,822      18,228,135    1,132,944             0             0
 Payable for Fund shares
  redeemed..............        589,243       238,815      6,288,450         985,009      567,748        67,223     1,019,576
 Payable for securities
  on loan...............     37,702,000     3,379,400              0               0            0             0             0
 Demand note payable....              0             0              0               0      256,000             0             0
 Advisory fee payable...        305,958        81,290      1,431,515         883,617      220,996        71,294       413,539
 Distribution Plan
  expenses payable......        159,686        74,683        372,345          71,301       73,279        40,604       209,908
 Due to other related
  parties...............              0             0              0               0            0         3,298        19,157
 Accrued expenses and
  other liabilities.....         67,030        25,977        214,566         181,332       62,531        91,745       248,052
 ----------------------------------------------------------------------------------------------------------------------------
  Total liabilities.....     48,017,215     4,125,614     29,564,698      20,349,394    2,313,498       274,164     1,910,232
 ----------------------------------------------------------------------------------------------------------------------------
 Net assets.............   $641,440,091  $145,864,030 $1,812,220,464  $1,070,659,522 $250,006,034  $166,251,487  $932,043,300
 ----------------------------------------------------------------------------------------------------------------------------
 Net assets represented
  by
 Paid-in capital........   $486,229,963  $ 97,671,804 $1,309,827,535  $  960,412,031 $265,099,265  $119,102,993  $625,377,422
 Undistributed
  (overdistributed) net
  investment income.....        (14,545)      416,456        (55,326)      1,979,953      (11,613)      (52,336)       70,300
 Accumulated net
  realized gains or
  losses on securities
  and foreign currency
  related transactions..     36,266,841    19,951,671      7,326,496      16,489,594  (23,797,522)    6,808,214   101,205,639
 Net unrealized gains on
  securities and foreign
  currency related
  transactions..........    118,957,832    27,824,099    495,121,759      91,777,944    8,715,904    40,392,616   205,389,939
 ----------------------------------------------------------------------------------------------------------------------------
 Total net assets.......   $641,440,091  $145,864,030 $1,812,220,464  $1,070,659,522 $250,006,034  $166,251,487  $932,043,300
 ----------------------------------------------------------------------------------------------------------------------------
 Net assets consists of
 Class A................   $382,499,067  $ 50,213,031 $  250,231,873  $   35,713,592 $ 59,451,162  $108,410,505  $463,951,741
 Class B................    255,182,482    78,048,613    891,190,695     185,177,214  110,809,138    54,839,112   331,723,681
 Class C................      2,969,397    16,951,602     36,528,749       2,502,360   22,842,478       878,668     4,635,125
 Class Y................        789,145       650,784    634,269,147     847,266,356   56,903,256     2,123,202   131,732,753
 ----------------------------------------------------------------------------------------------------------------------------
 Total net assets.......   $641,440,091  $145,864,030 $1,812,220,464  $1,070,659,522 $250,006,034  $166,251,487  $932,043,300
 ----------------------------------------------------------------------------------------------------------------------------
 Shares outstanding
 Class A................     11,632,072     2,488,965      8,466,218       1,582,162    3,819,118     8,435,019    18,661,243
 Class B................      7,841,482     3,890,815     30,588,148       8,273,187    7,158,242     4,265,948    13,372,134
 Class C................         91,005       844,081      1,253,612         111,795    1,477,150        68,324       186,994
 Class Y................         24,193        32,352     21,390,083      37,516,674    3,653,589       165,161     5,297,625
 ----------------------------------------------------------------------------------------------------------------------------
 Net asset value per
  share
 Class A................   $      32.88  $      20.17 $        29.56  $        22.57 $      15.57  $      12.85  $      24.86
 ----------------------------------------------------------------------------------------------------------------------------
 Class A--Offering price
  (based on sales charge
  of 4.75%).............   $      34.52  $      21.18 $        31.03  $        23.70 $      16.35  $      13.49  $      26.10
 ----------------------------------------------------------------------------------------------------------------------------
 Class B................   $      32.54  $      20.06 $        29.14  $        22.38 $      15.48  $      12.86  $      24.81
 ----------------------------------------------------------------------------------------------------------------------------
 Class C................   $      32.63  $      20.08 $        29.14  $        22.38 $      15.46  $      12.86  $      24.79
 ----------------------------------------------------------------------------------------------------------------------------
 Class Y................   $      32.62  $      20.12 $        29.65  $        22.58 $      15.57  $      12.86  $      24.87
 ----------------------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Growth and Income Funds

                            Statements of Operations
                            Year Ended July 31, 1999

                                                        Growth       Income
                                           Equity         and          and       Small Cap
                             Blue Chip     Income       Income       Growth        Value        Utility       Value
                               Fund         Fund         Fund         Fund          Fund         Fund          Fund
 -----------------------------------------------------------------------------------------------------------------------
 Investment income
 Dividends (net of
  foreign withholding
  taxes of $46,022, $16,
  $54,515, $870,216, $0,
  $46,235 and $148,729
  respectively)..........   $ 4,722,057  $ 3,747,227  $25,381,863  $48,476,128  $  7,522,522  $ 6,555,653  $ 16,297,198
 Interest................     1,774,574      713,992    9,034,014    2,457,087     2,325,521      338,159     1,892,638
 -----------------------------------------------------------------------------------------------------------------------
 Total investment
  income.................     6,496,631    4,461,219   34,415,877   50,933,215     9,848,043    6,893,812    18,189,836
 -----------------------------------------------------------------------------------------------------------------------
 Expenses
 Advisory fee............     2,858,644      983,976   17,519,113    8,634,036     2,765,667      745,510     4,710,657
 Distribution Plan
  expenses...............     2,427,382    1,195,267   10,500,768      551,604     1,575,597      728,002     4,445,323
 Administrative services
  fees...................        70,063       25,962            0            0             0       38,111       241,139
 Transfer agent fee......     1,292,079      313,604    4,708,386    1,548,294       926,290      258,624     1,703,705
 Trustees' fees and
  expenses...............         9,418        2,573       39,379       16,895         5,604        2,972        18,800
 Printing and postage
  expenses...............        37,746       25,807      263,976       42,426        48,966        6,416        44,340
 Custodian fee...........       143,810       43,949      546,186      257,376        89,582       40,800       260,422
 Registration and filing
  fees...................        52,225       31,941       93,004       50,096        40,815       44,299        52,152
 Professional fees.......        23,873       18,685       43,206       24,213        18,345       17,842        25,252
 Other...................         7,723        4,028       48,092       36,942        31,775        3,518        31,597
 -----------------------------------------------------------------------------------------------------------------------
  Total expenses.........     6,922,963    2,645,792   33,762,110   11,161,882     5,502,641    1,886,094    11,533,387
 Less: Fee credits.......       (20,715)      (7,002)     (86,188)     (56,615)      (29,582)      (8,298)      (39,780)
 -----------------------------------------------------------------------------------------------------------------------
  Net expenses...........     6,902,248    2,638,790   33,675,922   11,105,267     5,473,059    1,877,796    11,493,607
 -----------------------------------------------------------------------------------------------------------------------
  Net investment income
   or (loss).............      (405,617)   1,822,429      739,955   39,827,948     4,374,984    5,016,016     6,696,229
 -----------------------------------------------------------------------------------------------------------------------
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions
  Net realized gains or
   losses on:
  Securities.............    37,712,909   23,440,204    9,259,355   35,499,606   (23,967,030)   6,752,256   118,989,239
  Foreign currency
   related transactions..             0            0            0     (307,874)            0            0             0
 -----------------------------------------------------------------------------------------------------------------------
  Net realized gains or
   losses on securities
   and foreign currency
   related transactions..    37,712,909   23,440,204    9,259,355   35,191,732   (23,967,030)   6,752,256   118,989,239
 -----------------------------------------------------------------------------------------------------------------------
  Net change in
   unrealized gains or
   losses on securities
   and foreign currency
   related transactions..    33,829,162  (14,578,770)  65,034,177   23,905,207    19,057,835   23,219,707   (10,264,625)
 -----------------------------------------------------------------------------------------------------------------------
  Net realized and
   unrealized gains or
   losses on securities
   and foreign currency
   related transactions..    71,542,071    8,861,434   74,293,532   59,096,939    (4,909,195)  29,971,963   108,724,614
 -----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   $71,136,454  $10,683,863  $75,033,487  $98,924,887  $   (534,211) $34,987,979  $115,420,843
 -----------------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Growth and Income Funds

                      Statements of Changes in Net Assets
                            Year Ended July 31, 1999

                                       Equity       Growth and      Income and      Small Cap
                       Blue Chip       Income         Income          Growth          Value        Utility         Value
                         Fund           Fund           Fund            Fund           Fund           Fund          Fund
 ----------------------------------------------------------------------------------------------------------------------------
 Operations
 Net investment
  income..........   $    (405,617) $  1,822,429  $      739,955  $   39,827,948  $   4,374,984  $  5,016,016  $   6,696,229
 Net realized
  gains or losses
  on securities
  and foreign
  currency related
  transactions....      37,712,909    23,440,204       9,259,355      35,191,732    (23,967,030)    6,752,256    118,989,239
 Net change in
  unrealized gains
  or losses on
  securities and
  foreign currency
  related
  transactions....      33,829,162   (14,578,770)     65,034,177      23,905,207     19,057,835    23,219,707    (10,264,625)
 ----------------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in
   net assets
   resulting from
   operations.....      71,136,454    10,683,863      75,033,487      98,924,887       (534,211)   34,987,979    115,420,843
 ----------------------------------------------------------------------------------------------------------------------------
 Distributions to
  shareholders
  from
 Net investment
  income
  Class A.........        (302,117)     (740,343)       (618,275)       (590,960)    (1,241,862)   (3,518,061)    (4,093,423)
  Class B.........               0      (652,879)              0      (1,904,614)    (1,599,604)   (1,359,833)      (679,263)
  Class C.........               0      (138,191)              0         (40,664)      (319,899)      (16,980)        (9,129)
  Class Y.........               0        (5,052)     (2,594,824)    (38,238,097)    (1,709,875)     (101,181)    (1,708,800)
 Net realized
  gains
  Class A.........     (22,171,083)   (6,542,911)     (8,009,500)     (1,297,466)      (792,880)  (10,191,078)    (2,706,113)
  Class B.........     (10,585,999)  (12,308,775)    (27,000,584)     (4,982,320)    (1,601,327)   (4,842,643)    (1,893,542)
  Class C.........         (50,576)   (2,556,957)     (1,332,807)       (108,434)      (315,684)      (52,067)       (26,406)
  Class Y.........               0       (19,678)    (20,777,901)    (79,113,403)      (998,252)     (304,419)      (926,882)
 ----------------------------------------------------------------------------------------------------------------------------
  Total
   distributions
   to
   shareholders...     (33,109,775)  (22,964,786)    (60,333,891)   (126,275,958)    (8,579,383)  (20,386,262)   (12,043,558)
 ----------------------------------------------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from
  shares sold.....     414,184,932    30,188,056     386,163,830      30,217,265    205,428,609    17,451,359     66,555,976
 Payment for
  shares
  redeemed........    (243,648,933)  (72,875,118)   (792,989,619)   (182,203,597)  (260,520,742)  (24,384,302)  (239,124,718)
 Net asset value
  of shares issued
  in reinvestment
  of
  distributions...      29,469,348    21,454,983      57,025,779     114,061,954      7,125,678    17,326,400     10,412,391
 Net asset value
  of shares issued
  in acquisition..               0             0               0     185,281,144              0             0              0
 ----------------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in
   net assets
   resulting from
   capital share
   transactions...     200,005,347   (21,232,079)   (349,800,010)    147,356,766    (47,966,455)   10,393,457   (162,156,351)
 ----------------------------------------------------------------------------------------------------------------------------
   Total increase
    (decrease) in
    net assets....     238,032,026   (33,513,002)   (335,100,414)    120,005,695    (57,080,049)   24,995,174    (58,779,066)
 ----------------------------------------------------------------------------------------------------------------------------
 Net assets
 Beginning of
  year............     403,408,065   179,377,032   2,147,320,878     950,653,827    307,086,083   141,256,313    990,822,366
 ----------------------------------------------------------------------------------------------------------------------------
  End of year.....   $ 641,440,091  $145,864,030  $1,812,220,464  $1,070,659,522  $ 250,006,034  $166,251,487  $ 932,043,300
 ----------------------------------------------------------------------------------------------------------------------------
 Undistributed
  (overdistributed)
  net investment
  income..........   $     (14,545) $    416,456  $      (55,326) $    1,979,953  $     (11,613) $    (52,336) $      70,300
 ----------------------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Growth and Income Funds

                      Statements of Changes in Net Assets
                            Year Ended July 31, 1998

                                        Equity       Growth and     Income and     Small Cap
                        Blue Chip       Income         Income         Growth         Value        Utility          Value
                         Fund(a)         Fund           Fund           Fund           Fund          Fund           Fund
 -----------------------------------------------------------------------------------------------------------------------------
 Operations
 Net investment
  income............   $    679,874  $    822,896  $    6,817,383  $  43,781,531  $  3,555,813  $  4,733,754  $    15,139,414
 Net realized gains
  on securities and
  foreign currency
  related
  transactions......     45,182,166    21,844,245      89,769,570     88,075,454     4,125,256    16,449,359      382,225,398
 Net change in
  unrealized gains
  or losses on
  securities and
  foreign currency
  related
  transactions......     18,537,520    (1,065,798)     54,312,938    (54,214,289)  (17,882,408)      197,673     (290,896,507)
 -----------------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in net
   assets resulting
   from operations..     64,399,560    21,601,343     150,899,891     77,642,696   (10,201,339)   21,380,786      106,468,305
 -----------------------------------------------------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment
  income............
  Class A...........       (572,879)     (457,652)     (1,133,476)      (582,857)     (585,054)   (3,623,474)      (4,928,756)
  Class B...........       (753,205)     (258,225)              0     (1,826,984)     (875,495)   (1,224,827)      (1,461,990)
  Class C...........            (10)      (55,586)              0        (40,251)     (178,326)      (12,408)         (15,608)
  Class Y...........              0          (895)     (5,146,565)   (41,136,147)   (1,701,966)      (71,410)     (11,332,854)
 Net realized gains
  Class A...........              0    (3,551,251)     (7,164,362)      (827,257)     (213,842)   (8,654,842)     (79,220,878)
  Class B...........    (51,043,219)   (7,082,118)    (23,729,561)    (3,160,159)     (507,582)   (3,545,873)     (55,199,824)
  Class C...........              0    (1,542,452)     (1,087,731)       (63,045)     (100,773)      (34,234)        (713,832)
  Class Y...........              0        (3,495)    (23,937,007)   (58,431,404)     (758,969)     (166,884)     (82,980,185)
 -----------------------------------------------------------------------------------------------------------------------------
  Total
   distributions to
   shareholders.....    (52,369,313)  (12,951,674)    (62,198,702)  (106,068,104)   (4,922,007)  (17,333,952)    (235,853,927)
 -----------------------------------------------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from
  shares sold.......    114,811,777    40,160,932     982,241,448     36,821,129   324,098,172    27,354,893      209,984,754
 Payment for shares
  redeemed..........    (99,812,547)  (44,846,695)   (402,984,465)  (109,733,628)  (64,094,835)  (24,559,873)  (1,216,417,479)
 Net asset value of
  shares issued in
  reinvestment of
  distributions.....     45,932,435    12,075,357      54,748,017     95,522,782     3,360,906     4,031,786      202,246,215
 Net asset value of
  shares issued in
  acquisition.......     17,510,672             0      75,922,310              0             0             0      104,172,578
 -----------------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in net
   assets resulting
   from capital
   share
   transactions.....     78,442,337     7,389,594     709,927,310     22,610,283   263,364,243     6,826,806     (700,013,932)
 -----------------------------------------------------------------------------------------------------------------------------
   Total increase
    (decrease) in
    net assets......     90,472,584    16,039,263     798,628,499     (5,815,125)  248,240,897    10,873,640     (829,399,554)
 Net assets
 Beginning of
  period............    312,935,481   163,337,769   1,348,692,379    956,468,952    58,845,186   130,382,673    1,820,221,920
 -----------------------------------------------------------------------------------------------------------------------------
 End of period......   $403,408,065  $179,377,032  $2,147,320,878  $ 950,653,827  $307,086,083  $141,256,313  $   990,822,366
 -----------------------------------------------------------------------------------------------------------------------------
 Undistributed
  (overdistributed)
  net investment
  income............   $    (14,966) $    430,969  $      360,888  $  13,459,757  $    173,362  $     (7,868) $       (82,792)
 -----------------------------------------------------------------------------------------------------------------------------

(a) For the eleven months ended July 31, 1998. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 1998.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Growth and Income Funds

                       Statement of Changes in Net Assets
                           Year Ended August 31, 1997

                                                                    Blue Chip
                                                                       Fund
 -------------------------------------------------------------------------------
 Operations
 Net investment income...........................................  $  1,381,103
 Net realized gains or losses on securities and foreign currency
  related transactions...........................................    42,377,987
 Net change in unrealized gains or losses on securities and
  foreign currency related transactions..........................    35,362,301
 -------------------------------------------------------------------------------
  Net increase in net assets resulting from operations...........    79,121,391
 -------------------------------------------------------------------------------
 Distributions to shareholders from
 Net investment income
  Class B........................................................    (2,021,947)
 From net realized gain
  Class B........................................................   (30,039,258)
 -------------------------------------------------------------------------------
  Total distributions to shareholders............................   (32,061,205)
 -------------------------------------------------------------------------------
 Capital share transactions
 Proceeds from shares sold.......................................   103,353,377
 Payment for shares redeemed.....................................   (89,890,447)
 Net asset value of shares issued in reinvestment of
  distributions..................................................    27,593,101
 -------------------------------------------------------------------------------
  Net increase in net assets resulting from capital share
   transactions..................................................    41,056,031
 -------------------------------------------------------------------------------
   Total increase in net assets..................................    88,116,217
 Net assets
 Beginning of period.............................................   224,819,264
 -------------------------------------------------------------------------------
 End of period...................................................  $312,935,481
 -------------------------------------------------------------------------------
 Undistributed net investment income.............................  $     16,188

 -------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                     Combined Notes to Financial Statements

1. ORGANIZATION

The Evergreen Growth and Income Funds consist of Evergreen Blue Chip Fund ("Blue Chip Fund"), Evergreen Equity Income Fund ("Equity Income Fund") (for-merly Evergreen Fund for Total Return), Evergreen Growth and Income Fund ("Growth and Income Fund"), Evergreen Income and Growth Fund ("Income and Growth Fund"), Evergreen Small Cap Value Fund ("Small Cap Value Fund") (for-merly Evergreen Small Cap Equity Income Fund), Evergreen Utility Fund ("Utility Fund") and Evergreen Value Fund ("Value Fund"), (collectively, the "Funds"). Each Fund is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing dis-tribution fee than Class A. Class B shares are sold subject to a contingent de-ferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 retain their existing conversion rights. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
Securities traded on a national securities exchange or included on the Nasdaq National Market System ("NMS") and other securities traded in the over-the-counter market are valued at the last reported sales price on the exchange where primarily traded. Securities traded on an exchange or NMS and other secu-rities traded in the over-the-counter market for which there has been no sale are valued at the mean between the last reported bid and asked price. Corporate bonds, U.S. government obligations, mortgage and other asset-backed securities and other fixed-income securities are valued at prices provided by an indepen-dent pricing service. In determining a price for normal institutional-size transactions, the pricing service uses methods based on market transactions for comparable securities and analysis of various relationships between similar se-curities which are generally recognized by institutional traders. Securities for which valuations are not readily available from an independent pricing service (including restricted securities) are valued at fair value as deter-mined in good faith according to procedures established by the Board of Trust-ees. Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held in a segregated account by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the mar-ket value of the securities pledged falls below the carrying value of the re-purchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines es-tablished by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commission Blue Chip Fund and Equity Income Fund, along with certain other funds managed by Evergreen Investment Management Company ("EIMC"), a subsidiary of First Union, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. Foreign Currency
The books and records of the Funds are maintained in United States (U.S.) dol-lars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investment securities, other assets and liabilities at the daily rate of exchange; purchases and sales of investment securities and income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gains or losses resulting from changes in foreign currency exchange rates are a component of net unrealized gains or losses on securities and foreign currency related transactions. Net realized foreign currency gains or losses on foreign currency related transac-tions include foreign currency gains and losses between trade date and settle-ment date on investment securities transactions, foreign currency related transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The por-tion of foreign currency gains or losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains or losses on securities.

D. Forward Foreign Currency Exchange Contracts
The Funds may enter into forward foreign currency exchange contracts ("forward contracts") to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets or liabili-ties. Forward contracts are recorded at the forward rate and marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gains or losses on foreign currency related transactions. The Funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations under the contract. Forward con-tracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities.

E. Securities Lending
In order to generate income and to offset expenses, the Funds may lend portfo-lio securities to brokers, dealers and other financial organizations. The Fund's investment advisor will monitor the creditworthiness of such borrowers. Loans of securities may not exceed 33 1/3% of a Fund's total assets and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. The Fund monitors the adequacy of the collateral daily and will require the borrower to provide additional collateral in the event the value of the collateral falls below 100% of the market value of the securities on loan. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest any cash collateral received in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and ob-tain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities, which occurs during the term of the loan, would affect a Fund and its investors. A Fund may pay fees in connec-tion with such loans.

F. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date there-after when the Fund is made aware of the dividend. Foreign income and capital gains realized on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

G. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable in-come and net capital gains, if any, to their shareholders. The Funds also in-tend to avoid any excise tax liability by making the required distributions un-der the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

H. Distributions
Distributions from net investment income for the Funds, except for the Utility Fund, are declared and paid quarterly. Distributions from net investment income for Utility Fund are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to sharehold-ers are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. The significant differences between financial statements amounts available for distribution and distributions made in accordance with income tax regulations are primarily due to differing treatment for certain distributions received from real estate investment trusts, net realized foreign currency gains or losses, certain realized losses on securities re-purchased and for Value Fund, distributions made in connections with shareholder redemp-tions.

I. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are pro-rated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

J. Organization Expenses
Organization expenses for Small Cap Value Fund are amortized over a five-year period on a straight-line basis. In the event any of the initial shares of the Fund are redeemed by any holder during the five-year amortization period, re-demption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. As of July 31, 1999 all organization expenses for Small Cap Value Fund have been fully am-ortized.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

EIMC serves as the investment advisor for Blue Chip Fund and Equity Income Fund. In return for providing investment advisory services to Blue Chip Fund and Equity Income Fund, the Funds pay EIMC an advisory fee that is calculated daily and paid monthly. The advisory fee for Blue Chip Fund is determined by applying percentage rates, starting at 0.70% and declining to 0.35% per annum as net assets increase, to the average daily net assets of the Fund. The advi-sory fee for Equity Income Fund is calculated at an annual rate of 1.50% of Eq-uity Income Fund's gross investment income plus an amount determined by apply-ing percentage rates, starting at 0.60% and declining to 0.30% per annum as net assets increase, to the average daily net assets of the Fund.

Evergreen Asset Management Corp. ("EAMC"), a wholly-owned subsidiary of First Union, serves as the investment advisor to Growth and Income Fund, Income and Growth Fund and Small Cap Value Fund and is paid an advisory fee that is calcu-lated daily and paid monthly based on the Fund's average daily net assets, in accordance with the following schedule:

         First $750 million......................................... 1.00%
         Next $250 million.......................................... 0.90%
         Over $1 billion............................................ 0.80%

Lieber & Company, an affiliate of First Union, provides investment sub-advisory services to Growth and Income Fund, Income and Growth Fund and Small Cap Value Fund and also provides brokerage services with respect to substantially all se-curity transactions of the Funds effected on the New York or American Stock Ex-changes. For the year ended July 31, 1999, Growth and Income Fund, Income and Growth Fund and Small Cap Value Fund incurred broker commissions of $2,145,290, $1,734,853, and $322,591, respectively, with Lieber & Company. Lieber & Company is reimbursed by EAMC for providing investment sub-advisory services at no ad-ditional expense to the Funds.

Evergreen Investment Management ("EIM"), formerly Capital Management Group, a division of First Union National Bank ("FUNB"), serves as the investment advi-sor to Utility Fund and Value Fund and is paid an advisory fee that is calcu-lated daily and paid monthly at an annual rate of 0.50% of the Fund's average daily net assets.

Evergreen Investment Services ("EIS"), a subsidiary of First Union, is the ad-ministrator and The BISYS Group, Inc. ("BISYS") is the sub-administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. As sub-administrator to the Funds, BISYS provides the officers of the Funds. Officers of the Funds and affiliated Trustees receive no compensa-tion directly from the Funds.

The administrator and sub-administrator for Utility Fund and Value Fund are en-titled to an annual fee based on the average daily net assets of the funds ad-ministered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisors. The administration fee is calculated by ap-plying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net assets of the Fund. The sub-ad-ministration fee is calculated by applying percentage rates, which start at 0.01% and decline to 0.004% per annum as net assets increase, to the average daily net assets of the Fund.

For the year ended July 31, 1999, Blue Chip Fund and Equity Income Fund reim-bursed EIMC for certain accounting and administrative expenses amounting to $70,063 and $25,962, respectively. For Growth and Income Fund, Income and Growth Fund and Small Cap Value Fund, the administration and sub-administration fee is paid by the investment advisor and is not a Fund expense. For the year ended July 31, 1999, Utility Fund and Value Fund paid or accrued to EIS and BISYS the following amounts for administrative and sub-administrative services:

                                        Administration Sub-administration
                                             Fee              Fee
                                           ------------------------------
         Utility Fund..................    $ 30,350         $ 7,761
         Value Fund....................     192,070          49,069

Evergreen Service Company ("ESC"), an indirect, wholly-owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS, serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class Y. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Each class, except Class Y, cur-rently pays a service fee equal to 0.25% of the average daily net asset of the class. Class B and Class C also pay distribution fees equal to 0.75% of the av-erage daily net assets of each class. Distribution Plan expenses are calculated daily and paid at least quarterly.

During the year ended July 31, 1999, amounts paid or accrued to EDI pursuant to each Fund's Class A, Class B and Class C Distribution Plans were as follows:

                                           Class A    Class B   Class C
                                         -------------------------------
         Blue Chip Fund.................. $  774,362 $1,637,741 $ 15,279
         Equity Income Fund..............    127,494    882,105  185,668
         Growth and Income Fund..........    676,478  9,384,697  439,593
         Income and Growth Fund..........     34,283    506,538   10,783
         Small Cap Value Fund............    149,687  1,185,976  239,934
         Utility Fund....................    245,543    476,331    6,128
         Value Fund......................  1,154,951  3,244,968   45,404

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is per-mitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. REORGANIZATION OF EVERGREEN VALUE FUND

On January 21, 1998, Value Fund, Class Y shares, executed a redemption in-kind transaction of $793,367,277. This transaction resulted in the liquidation of substantially all of the net assets of Value Fund, Class Y shares. In turn, the assets were transferred to Evergreen Select Diversified Value Fund Class I shares, an institutional balanced fund.

To fund this redemption, investment securities, excluding cash and cash equiva-lents, with a market value of $774,879,156, including unrealized appreciation of $221,367,103, were transferred. Additionally, the Value Fund used cash and cash equivalents of $23,488,121 to complete the transaction. The gains realized from this sale of securities are not taxable to the Value Fund and are not re-quired to be distributed for federal income tax purposes.

6. ACQUISITIONS

Effective on the close of business on February 27, 1998, Blue Chip Fund ac-quired substantially all of the assets and assumed certain liabilities of Blanchard Growth & Income Fund, an open-end management investment company reg-istered under the 1940 Act, in a tax-free exchange of Class A shares of Blue Chip Fund.

Effective on the close of business on February 27, 1998, Growth and Income Fund acquired substantially all of the assets and assumed certain liabilities of Virtus Style Manager Fund, an open-end management investment company registered under the 1940 Act, in an exchange of Class Y shares of Growth and Income.

Effective on the close of business on February 27, 1998, Value Fund acquired substantially all of the assets and assumed certain liabilities of Virtus Style Manager; Large Cap Fund, an open-end management investment company registered under the 1940 Act, in an exchange of Class A and Class Y shares of Value Fund.

Effective July 31, 1999, Income and Growth Fund acquired substantially all of the assets and assumed certain liabilities of Evergreen American Retirement Fund, an open-end management investment company registered under the 1940 Act in an exchange of Class A, Class B, Class C and Class Y shares of Income and Growth Fund.

These conversions and acquisitions were accomplished by a tax-free exchange of the respective shares of each Fund. The value of net assets acquired, number of shares issued, unrealized appreciation acquired and the aggregate net assets of each Fund immediately after the acquisition were as follows:

                                                                Value of Net     Number of    Unrealized     Net Assets
Acquiring Fund                       Acquired Fund             Assets Acquired Shares Issued Appreciation After Acquisition
 --------------------------------------------------------------------------------------------------------------------------
Blue Chip Fund..........  Blanchard Growth & Income Fund        $ 17,510,672       596,231   $ 5,643,636   $  365,442,145
Growth and Income Fund..  Virtus Style Manager Fund               75,922,310     2,555,807    10,049,313    1,945,327,504
Value Fund..............  Virtus Style Manager; Large Cap Fund   104,172,578     4,034,510    28,824,982    1,097,437,360
Income and Growth Fund..  Evergreen American Retirement Fund     185,281,144     8,258,910    20,212,515    1,070,659,522

7. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and Class Y. Transactions in shares of the Funds were as follows:

Blue Chip Fund

                                         Year Ended July 31,
                          ----------------------------------------------------
                                    1999                     1998 (a)
                          -------------------------  -------------------------
                            Shares       Amount        Shares       Amount
 ------------------------------------------------------------------------------
Class A
Shares sold.............   7,069,269  $ 215,936,462     812,276  $  24,596,278
Automatic conversion of
 Class B shares to Class
 A shares...............           0              0   9,140,449    250,374,069
Shares redeemed.........  (5,479,684)  (162,273,843) (1,203,287)   (36,027,532)
Shares issued in
 reinvestment of
 distributions..........     682,121     19,382,250      14,697        447,340
Shares issued in
 acquisition of
 Blanchard Growth &
 Income Fund............           0              0     596,231     17,510,672
 ------------------------------------------------------------------------------
Net increase............   2,271,706     73,044,869   9,360,366    256,900,827
 ------------------------------------------------------------------------------
Class B
Shares sold.............   6,218,762    192,571,481   3,020,854     89,396,767
Automatic conversion of
 Class B shares to Class
 A shares...............           0              0  (9,140,449)  (250,374,069)
Shares redeemed.........  (2,617,336)   (78,544,225) (2,178,914)   (63,756,605)
Shares issued in
 reinvestment of
 distributions..........     355,147     10,036,524   1,678,649     45,485,085
 ------------------------------------------------------------------------------
Net increase
 (decrease).............   3,956,573    124,063,780  (6,619,860)  (179,248,822)
 ------------------------------------------------------------------------------
Class C
Shares sold.............     157,200      4,882,919      26,608        818,732
Shares redeemed.........     (93,639)    (2,830,715)       (949)       (28,410)
Shares issued in
 reinvestment of
 distributions..........       1,785         50,574           0             10
 ------------------------------------------------------------------------------
Net increase............      65,346      2,102,778      25,659        790,332
 ------------------------------------------------------------------------------
Class Y (b)
Shares sold.............      24,198        794,070           0              0
Shares redeemed.........          (5)          (150)          0              0
 ------------------------------------------------------------------------------
Net increase............      24,193        793,920           0              0
 ------------------------------------------------------------------------------
Net increase............              $ 200,005,347              $  78,442,337

 -------------------------------------------------------------------------------
(a) For the eleven months ended July 31, 1998. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 1998.
(b) For the period from April 30, 1999 (commencement of class operations) to July 31, 1999.

Equity Income Fund

                                          Year Ended July 31,
                            --------------------------------------------------
                                     1999                      1998
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
 ------------------------------------------------------------------------------
Class A
Shares sold...............     377,792  $  7,479,412     405,327  $  8,477,778
Automatic conversion of
 Class B shares to Class A
 shares...................      66,574     1,275,463           0             0
Shares redeemed...........    (751,644)  (14,848,362)   (476,275)   (9,979,937)
Shares issued in
 reinvestment of
 distributions............     363,322     6,893,908     192,513     3,761,047
 ------------------------------------------------------------------------------
Net increase..............      56,044       800,421     121,565     2,258,888
 ------------------------------------------------------------------------------
Class B
Shares sold...............     906,121    18,055,614   1,312,799    27,194,052
Automatic conversion of
 Class B shares to Class A
 shares...................     (66,948)   (1,275,463)          0             0
Shares redeemed...........  (2,490,795)  (48,904,031) (1,328,176)  (27,515,826)
Shares issued in
 reinvestment of
 distributions............     637,607    12,007,710     348,818     6,752,535
 ------------------------------------------------------------------------------
Net increase (decrease)...  (1,014,015)  (20,116,170)    333,441     6,430,761
 ------------------------------------------------------------------------------
Class C
Shares sold...............     191,619     3,838,714     212,115     4,372,780
Shares redeemed...........    (447,839)   (8,832,781)   (349,166)   (7,245,174)
Shares issued in
 reinvestment of
 distributions............     134,147     2,529,177      80,168     1,557,317
 ------------------------------------------------------------------------------
Net decrease..............    (122,073)   (2,464,890)    (56,883)   (1,315,077)
 ------------------------------------------------------------------------------
Class Y
Shares sold...............      40,395       814,316       5,560       116,322
Shares redeemed...........     (14,451)     (289,944)     (5,138)     (105,758)
Shares issued in
 reinvestment of
 distributions............       1,271        24,188         228         4,458
 ------------------------------------------------------------------------------
Net increase..............      27,215       548,560         650        15,022
 ------------------------------------------------------------------------------
Net increase (decrease)...              $(21,232,079)             $  7,389,594

 -------------------------------------------------------------------------------


Growth and Income Fund

                                         Year Ended July 31,
                          ----------------------------------------------------
                                    1999                       1998
                          -------------------------  -------------------------
                            Shares       Amount        Shares       Amount
 ------------------------------------------------------------------------------
Class A
Shares sold.............   6,356,759  $ 181,231,854   7,300,804  $ 214,673,895
Automatic conversion of
 Class B shares to Class
 A shares...............      71,639      2,052,789           0              0
Shares redeemed.........  (8,431,174)  (239,858,978) (3,520,816)  (103,702,934)
Shares issued in
 reinvestment of
 distributions..........     300,493      8,412,371     287,118      8,071,240
 ------------------------------------------------------------------------------
Net increase
 (decrease).............  (1,702,283)   (48,161,964)  4,067,106    119,042,201
 ------------------------------------------------------------------------------
Class B
Shares sold.............   4,273,030    116,938,483  16,476,196    481,475,327
Automatic conversion of
 Class B shares to Class
 A shares...............     (72,390)    (2,052,789)          0              0
Shares redeemed.........  (9,163,377)  (254,977,395) (2,725,060)   (79,579,083)
Shares issued in
 reinvestment of
 distributions..........     945,090     26,226,276     837,176     23,198,143
 ------------------------------------------------------------------------------
Net increase
 (decrease).............  (4,017,647)  (113,865,425) 14,588,312    425,094,387
 ------------------------------------------------------------------------------
Class C
Shares sold.............     414,303     11,348,877   1,131,563     32,986,181
Shares redeemed.........    (942,556)   (26,271,690)   (317,773)    (9,241,480)
Shares issued in
 reinvestment of
 distributions..........      45,443      1,261,465      38,010      1,053,643
 ------------------------------------------------------------------------------
Net increase
 (decrease).............    (482,810)   (13,661,348)    851,800     24,798,344
 ------------------------------------------------------------------------------
Class Y
Shares sold.............   2,753,486     76,644,616   8,658,868    253,053,137
Shares redeemed.........  (9,565,395)  (271,881,556) (7,135,642)  (210,408,060)
Shares issued in
 reinvestment of
 distributions..........     753,230     21,125,667     797,581     22,424,991
Shares issued in
 acquisition of Virtus
 Style Manager Fund.....           0              0   2,555,807     75,922,310
 ------------------------------------------------------------------------------
Net increase
 (decrease).............  (6,058,679)  (174,111,273)  4,876,614    140,992,378
 ------------------------------------------------------------------------------
Net increase
 (decrease).............              $(349,800,010)             $ 709,927,310

 -------------------------------------------------------------------------------

Income and Growth Fund

                                         Year Ended July 31,
                           ---------------------------------------------------
                                     1999                      1998
                           -------------------------  ------------------------
                             Shares       Amount        Shares       Amount
 ------------------------------------------------------------------------------
Class A
Shares sold..............     546,531  $  12,209,031     204,121  $  4,959,183
Shares redeemed..........    (692,292)   (15,388,197)   (112,612)   (2,739,976)
Shares issued in
 reinvestment of
 distributions...........      84,216      1,766,406      56,318     1,325,926
Shares issued in
 acquisition of Evergreen
 American Retirement
 Fund....................     996,586     22,495,315           0             0
 ------------------------------------------------------------------------------
Net increase.............     935,041     21,082,555     147,827     3,545,133
 ------------------------------------------------------------------------------
Class B
Shares sold..............     267,996      5,756,610     633,299    15,295,755
Shares redeemed..........    (684,457)   (14,490,566)   (310,711)   (7,455,874)
Shares issued in
 reinvestment of
 distributions...........     307,396      6,393,524     198,183     4,626,554
Shares issued in
 acquisition of Evergreen
 American Retirement
 Fund....................   6,014,738    134,624,702           0             0
 ------------------------------------------------------------------------------
Net increase.............   5,905,673    132,284,270     520,771    12,466,435
 ------------------------------------------------------------------------------
Class C
Shares sold..............       8,976        194,095      27,805       674,067
Shares redeemed..........     (24,103)      (510,097)    (16,763)     (402,792)
Shares issued in
 reinvestment of
 distributions...........       6,072        126,280       3,708        86,620
Shares issued in
 acquisition of Evergreen
 American Retirement
 Fund....................      66,207      1,481,914           0             0
 ------------------------------------------------------------------------------
Net increase.............      57,152      1,292,192      14,750       357,895
 ------------------------------------------------------------------------------
Class Y
Shares sold..............     568,224     12,057,529     641,797    15,892,124
Shares redeemed..........  (7,163,498)  (151,814,737) (4,066,667)  (99,134,986)
Shares issued in
 reinvestment of
 distributions...........   5,039,388    105,775,744   3,795,361    89,483,682
Shares issued in
 acquisition of Evergreen
 American Retirement
 Fund....................   1,181,379     26,679,213           0             0
 ------------------------------------------------------------------------------
Net increase (decrease)..    (374,507)    (7,302,251)    370,491     6,240,820
 ------------------------------------------------------------------------------
Net increase.............              $ 147,356,766              $ 22,610,283

 -------------------------------------------------------------------------------


Small Cap Value Fund

                                         Year Ended July 31,
                           ---------------------------------------------------
                                     1999                      1998
                           -------------------------  ------------------------
                             Shares       Amount        Shares       Amount
 ------------------------------------------------------------------------------
Class A
Shares sold..............  10,088,863  $ 146,506,778   4,328,382  $ 72,341,164
Automatic conversion of
 Class B shares to Class
 A shares................     122,150      1,811,086           0             0
Shares redeemed..........  (9,965,619)  (143,998,401) (1,207,491)  (20,046,565)
Shares issued in
 reinvestment of
 distributions...........     136,847      1,949,647      45,725       753,748
 ------------------------------------------------------------------------------
Net increase.............     382,241      6,269,110   3,166,616    53,048,347
 ------------------------------------------------------------------------------
Class B
Shares sold..............   2,288,743     33,166,258   8,426,642   140,304,860
Automatic conversion of
 Class B shares to Class
 A shares................    (122,803)    (1,811,086)          0             0
Shares redeemed..........  (3,528,826)   (50,084,066)   (803,676)  (13,366,175)
Shares issued in
 reinvestment of
 distributions...........     213,282      3,057,499      79,883     1,323,369
 ------------------------------------------------------------------------------
Net increase (decrease)..  (1,149,604)   (15,671,395)  7,702,849   128,262,054
 ------------------------------------------------------------------------------
Class C
Shares sold..............     709,408     10,225,143   1,760,785    29,361,569
Shares redeemed..........    (947,075)   (13,384,026)   (281,072)   (4,699,621)
Shares issued in
 reinvestment of
 distributions...........      41,741        597,766      16,111       266,637
 ------------------------------------------------------------------------------
Net increase (decrease)..    (195,926)    (2,561,117)  1,495,824    24,928,585
 ------------------------------------------------------------------------------
Class Y
Shares sold..............   1,069,945     15,530,430   4,923,790    82,090,579
Shares redeemed..........  (3,645,558)   (53,054,249) (1,558,339)  (25,982,474)
Shares issued in
 reinvestment of
 distributions...........     105,065      1,520,766      61,107     1,017,152
 ------------------------------------------------------------------------------
Net increase (decrease)..  (2,470,548)   (36,003,053)  3,426,558    57,125,257
 ------------------------------------------------------------------------------
Net increase (decrease)..              $ (47,966,455)             $263,364,243

 -------------------------------------------------------------------------------

Utility Fund

                                          Year Ended July 31,
                            --------------------------------------------------
                                     1999                      1998
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
 ------------------------------------------------------------------------------
Class A
Shares sold...............     429,844  $  5,133,429   1,266,778  $ 14,554,038
Automatic Conversion of
 Class B Shares to Class A
 Shares...................      11,373       126,409           0             0
Shares redeemed...........  (1,117,587)  (13,062,066) (1,407,032)  (16,718,124)
Shares issued in
 reinvestment of
 distributions............   1,006,678    11,457,282     243,720     2,889,027
 ------------------------------------------------------------------------------
Net increase..............     330,308     3,655,054     103,466       724,941
 ------------------------------------------------------------------------------
Class B
Shares sold...............     704,486     8,209,032     974,483    11,445,917
Automatic Conversion of
 Class B Shares to Class A
 Shares...................     (11,366)     (126,409)          0             0
Shares redeemed...........    (650,786)   (7,545,094)   (551,773)   (6,555,500)
Shares issued in
 reinvestment of
 distributions............     502,546     5,718,575      93,247     1,107,337
 ------------------------------------------------------------------------------
Net increase..............     544,880     6,256,104     515,957     5,997,754
 ------------------------------------------------------------------------------
Class C
Shares sold...............     162,138     1,808,980      13,355       157,299
Shares redeemed...........    (140,732)   (1,555,150)     (6,139)      (72,067)
Shares issued in
 reinvestment of
 distributions............       5,627        64,145         980        11,662
 ------------------------------------------------------------------------------
Net increase..............      27,033       317,975       8,196        96,894
 ------------------------------------------------------------------------------
Class Y
Shares sold...............     182,271     2,173,509     100,754     1,197,639
Shares redeemed...........    (168,716)   (2,095,583)   (100,753)   (1,214,182)
Shares issued in
 reinvestment of
 distributions............       7,586        86,398       2,014        23,760
 ------------------------------------------------------------------------------
Net increase..............      21,141       164,324       2,015         7,217
 ------------------------------------------------------------------------------
Net increase..............              $ 10,393,457              $  6,826,806

 -------------------------------------------------------------------------------


Value Fund

                                         Year Ended July 31,
                         -------------------------------------------------------
                                   1999                        1998
                         -------------------------  ----------------------------
                           Shares       Amount        Shares         Amount
 --------------------------------------------------------------------------------
Class A
Shares sold.............  1,304,364  $  30,874,288    1,587,252  $    40,192,765
Shares redeemed......... (4,351,247)  (100,747,544)  (2,758,581)     (68,967,117)
Shares issued in
 reinvestment of
 distributions..........    285,275      6,540,493    3,563,487       81,070,016
Shares issued in the
 acquisition of Virtus
 Style Manager; Large
 Cap Fund...............          0              0    3,109,878       80,290,504
 --------------------------------------------------------------------------------
Net increase
 (decrease)............. (2,761,608)   (63,332,763)   5,502,036      132,586,168
 --------------------------------------------------------------------------------
Class B
Shares sold.............  1,041,242     24,036,781    2,346,146       58,297,020
Shares redeemed......... (2,488,104)   (57,458,861)  (1,290,986)     (31,809,835)
Shares issued in
 reinvestment of
 distributions..........    111,928      2,520,116    2,433,973       55,281,719
 --------------------------------------------------------------------------------
Net increase
 (decrease)............. (1,334,934)   (30,901,964)   3,489,133       81,768,904
 --------------------------------------------------------------------------------
Class C
Shares sold.............     70,058      1,628,040      170,261        4,223,998
Shares redeemed.........   (115,631)    (2,643,004)     (72,103)      (1,793,135)
Shares issued in
 reinvestment of
 distributions..........      1,529         34,419       31,015          701,653
 --------------------------------------------------------------------------------
Net increase
 (decrease).............    (44,044)      (980,545)     129,173        3,132,516
 --------------------------------------------------------------------------------
Class Y
Shares sold.............    444,392     10,016,867    4,385,718      107,270,971
Shares redeemed......... (3,438,601)   (78,275,309) (46,491,232)  (1,113,847,392)
Shares issued in
 reinvestment of
 distributions..........     57,625      1,317,363    2,771,230       65,192,827
Shares issued in the
 acquisition of Virtus
 Style Manager; Large
 Cap Fund...............          0              0      924,632       23,882,074
 --------------------------------------------------------------------------------
Net decrease............ (2,936,584)   (66,941,079) (38,409,652)    (917,501,520)
 --------------------------------------------------------------------------------
Net decrease............             $(162,156,351)              $  (700,013,932)

 -------------------------------------------------------------------------------

8. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended July 31, 1999:

                                               Cost of        Proceeds
                                              Purchases      from Sales
                                          -------------------------------
         Blue Chip Fund.................... $  691,092,760 $  496,578,942
         Equity Income Fund................    154,162,061    179,433,699
         Growth and Income Fund............    708,144,201    764,675,175
         Income and Growth Fund............  1,064,329,029  1,287,369,213
         Small Cap Value Fund..............    145,907,884    186,120,686
         Utility Fund......................     66,983,335     72,352,761
         Value Fund........................    987,445,108  1,086,666,293

During the year ended July 31, 1999 Blue Chip Fund and Equity Income Fund loaned securities to certain brokers who paid the Funds a negotiated lenders' fee. These fees are included in interest income. At July 31, 1999, the value of the securities on loan from Blue Chip Fund and Equity Income Fund were $37,178,200 and $3,284,650, respectively and the value of collateral was $37,702,000 and $3,379,400, respectively.

On July 31, 1999, the composition of unrealized appreciation and depreciation of securities based on the aggregate cost of securities for federal income tax purposes was as follows:

                                            Gross        Gross     Net Unrealized
                               Tax        Unrealized   Unrealized   Appreciation
                               Cost      Appreciation Depreciation (Depreciation)
                             ----------------------------------------------------
         Blue Chip
          Fund..........  $  553,635,767 $126,758,348 $ 8,414,414   $118,343,934
         Equity Income
          Fund..........     120,383,433   29,723,219   1,873,594     27,849,625
         Growth and
          Income Fund...   1,312,954,916  534,160,665  40,263,344    493,897,321
         Income and
          Growth Fund...     977,437,971  140,962,118  52,511,236     88,450,882
         Small Cap Value
          Fund..........     238,331,718   33,218,438  24,546,594      8,671,844
         Utility Fund...     125,513,045   46,070,105   5,677,488     40,392,617
         Value Fund.....     726,528,589  214,678,014   9,294,733    205,383,281

As of July 31, 1999, Income and Growth Fund and Small Cap Value Fund had capi-tal loss carryovers for federal income tax purposes of $102,000 expiring July 31, 2005 and $1,083,259 expiring July 31, 2007, respectively.

Income and Growth Fund's capital loss carryforward was created as a result of the July 31, 1999 acquisition of substantially all of the assets and assumption of certain liabilities of Evergreen American Retirement Fund. In accordance with income tax regulations, certain Income and Growth Fund gains may not be used to offset this capital loss carryforward. In addition to capital loss car-ryovers, capital losses incurred after October 31 within a fund's fiscal year end are deemed to arise on the first business day of the fund's following fis-cal year. For the fiscal year ended July 31, 1999, Small Cap Value Fund has in-curred and elected to defer $22,670,202 of capital loss.

9. EXPENSE OFFSET ARRANGEMENTS

The Funds have entered into expense offset arrangements with ESC and their cus-todian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The amount of fee credits received by each Fund and the impact on each Fund's expense ratio represented as a percent-age of its average daily net assets were as follows:

                                           Total Fee       % of Average
                                        Credits Received Daily Net Assets
                                          -------------------------------
         Blue Chip Fund................     $20,715           0.00%
         Equity Income Fund............       7,002           0.00%
         Growth and Income Fund........      86,188           0.00%
         Income and Growth Fund........      56,615           0.01%
         Small Cap Value Fund..........      29,582           0.01%
         Utility Fund..................       8,298           0.01%
         Value Fund....................      39,780           0.00%

10. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Funds. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly install-ments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

11. FINANCING AGREEMENTS

Certain Evergreen Funds and State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") entered into a fi-nancing agreement dated December 22, 1997, as amended on November 20, 1998. Un-der this agreement, the Banks provided an unsecured credit facility in the ag-gregate amount of $400 million ($275 million committed and $125 million uncom-mitted). The credit facility was allocated, under the terms of the financing agreement, among the Banks. The credit facility was accessed by the Funds for temporary or emergency purposes only and was subject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be in-curred on the unused portion of the committed facility, which was allocated to all funds. For its assistance in arranging this financing agreement, the Capi-tal Markets Group of First Union was paid a one-time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as ad-ministrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the Funds.

This agreement was amended and renewed on December 22, 1998. The amended fi-nancing agreement became effective on December 22, 1998 among all of the Ever-green Funds, State Street and The Bank of New York ("BONY"). Under this agree-ment, State Street and BONY provide an unsecured credit facility in the aggre-gate amount of $150 million ($125 million committed and $25 million uncommit-ted). The remaining terms and conditions of the agreement were unaffected. This agreement terminated on July 27, 1999.

On July 27, 1999, all of the Evergreen Funds and a group of banks (the "Lend-ers") entered into credit agreement. Under this agreement, the Lenders provide an unsecured revolving credit commitment in the aggregate amount of $1.050 bil-lion. The credit facility is allocated, under the terms of the financing agree-ment, among the Lenders. The credit facility is accessed by the Funds for tem-porary or emergency purposes to fund the redemption of their shares or as gen-eral working capital as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.75% per annum above the Fed-eral Funds rate (1.50% per annum above the Federal Funds rate during the period from and including December 1, 1999 through and including January 31, 2000). A commitment fee of 0.10% per annum is incurred on the average daily unused por-tion of the revolving credit commitment. The commitment fee is allocated to all funds. For its assistance in arranging this financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $250,000. State Street serves as paying agent for the funds, and as paying agent is entitled to a fee of $20,000 per annum which is allocated to all of the funds.

During the year ended July 31, 1999, the Small Cap Value Fund had average borrowings outstanding of $256,000 at a rate of 5.94%.

12. CONCENTRATION OF CREDIT RISK

Utility Fund invests a substantial portion of its assets in issuers in the utilities industry. Therefore, it may be more affected by economic and politi-cal developments in that industry than would be a comparable general equity fund.

                          Independent Auditors' Report

The Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statements of assets and liabilities, includ-ing the schedules of investments of the Evergreen Blue Chip Fund, Evergreen Eq-uity Income Fund (formerly, Evergreen Fund for Total Return), Evergreen Growth and Income Fund, Evergreen Income and Growth Fund, Evergreen Small Cap Value Fund (formerly, Evergreen Small Cap Equity Fund), Evergreen Utility Fund, and Evergreen Value Fund, portfolios of the Evergreen Equity Trust, as of July 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two year period then ended, except the Evergreen Income and Growth Fund for the year ended July 31, 1998, see below, and financial highlights for each of the years or periods as described on pages 28 to 41. These financial statements and financial highlights are the responsibility of the Funds' management. Our re-sponsibility is to express an opinion on these financial statements and finan-cial highlights based on our audits. For the Evergreen Income and Growth Fund, the statement of changes in net assets for the year ended July 31, 1998 and fi-nancial highlights for each of the years or periods ended prior to the year ended July 31, 1999 were audited by other auditors, whose report dated Septem-ber 15, 1998, expressed an unqualified opinion on that financial statement and financial highlights.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999 by correspondence with the custodian and brokers. An audit also in-cludes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presenta-tion. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ever-green Equity Trust as of July 31, 1999, the results of their operations, changes in their net assets and financial highlights for each of the years or periods described above in conformity with generally accepted accounting prin-ciples.

                                   /s/ KPMG LLP

Boston, Massachusetts
September 3, 1999

                       Additional Information (Unaudited)

YEAR 2000

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisors are taking steps to address this potential year 2000 problem with respect to the computer sys-tems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, how-ever, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

DISTRIBUTIONS TO SHAREHOLDERS

During the period from August 1, 1999 to September 3, 1999, the Utility Fund declared the following distributions from net investment income:

         Record Date    Payable Date   Class A   Class B   Class C   Class Y
            ----------------------------------------------------------------
         8/30/1999       8/31/1999     $0.031    $0.023    $0.023    $0.034

These distributions are not reflected in these financial statements.

 FEDERAL TAX STATUS OF DISTRIBUTIONS

 Pursuant to section 852 of the Internal Revenue Code, the Funds have designated the following amounts as long-term capital gain distribu-tions for the fiscal year ended July 31, 1999.

                                                   Distribution Per Share
                                                 --------------------
         Blue Chip Fund........................... $25,231,833   $1.833
         Equity Income Fund.......................  19,688,984    2.513
         Growth and Income Fund...................  43,791,535    0.596
         Income and Growth Fund...................  48,834,304    1.223
         Small Cap Value Fund.....................   2,069,527    0.100
         Utility Fund.............................  15,390,207    1.277
         Value Fund...............................   5,552,942    0.132

 For corporate shareholders, the following percentages of ordinary in-come dividends paid during the fiscal year ended July 31, 1999 quali-fied for the dividends and received deductions.

         Blue Chip Fund...........................................  23.65%
         Equity Income Fund.......................................  83.22%
         Growth and Income Fund...................................  52.35%
         Income and Growth Fund...................................  51.37%
         Small Cap Value Fund.....................................  94.36%
         Utility Fund............................................. 100.00%
         Value Fund............................................... 100.00%

                                Evergreen Funds

Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Advantaged
Short Intermediate Municipal Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income
Utility Fund
Income and Growth Fund
Equity Income Fund
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Value Fund

Domestic Growth
Tax Strategic Equity Fund
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund

Global International
Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line
800.346.3858

Investor Services
800.343.2898




www.evergreen-funds.com

91150                                                           543691  09/99

                                                      ---------------
                                                          BULK RATE
                                                        U.S. POSTAGE
[LOGO OF EVERGREEN APPEARS HERE]                           PAID
                                                       PERMIT NO. 19
                                                         HUDSON, MA
200 Berkeley Street                                   ---------------
Boston, MA 02116

                                                          Semiannual Report

                                                          as of January 31, 2000


                       EVERGREEN GROWTH AND INCOME FUNDS



                                                              [LOGO OF MUTUAL
                           [LOGO OF EVERGREEN FUNDS]         FUND SERVICE AWARD]

                               Table of Contents

Letter to Shareholders ....................................................    1

Evergreen Blue Chip Fund

  Fund at a Glance ........................................................    2

  Portfolio Manager Interview .............................................    3

Evergreen Equity Income Fund

  Fund at a Glance ........................................................    6

  Portfolio Manager Interview .............................................    7

Evergreen Growth and Income Fund

  Fund at a Glance ........................................................   10

  Portfolio Manager Interview .............................................   11

Evergreen Income and Growth Fund

  Fund at a Glance ........................................................   14

  Portfolio Manager Interview .............................................   15

Evergreen Small Cap Value Fund

  Fund at a Glance ........................................................   18

  Portfolio Manager Interview .............................................   19

Evergreen Utility Fund

  Fund at a Glance ........................................................   21

  Portfolio Manager Interview .............................................   22

Evergreen Value Fund

  Fund at a Glance ........................................................   24

  Portfolio Manager Interview .............................................   25

Financial Highlights

  Evergreen Blue Chip Fund ................................................   27

  Evergreen Equity Income Fund ............................................   29

  Evergreen Growth and Income Fund ........................................   31

  Evergreen Income and Growth Fund ........................................   33

  Evergreen Small Cap Value Fund ..........................................   35

  Evergreen Utility Fund ..................................................   37

  Evergreen Value Fund ....................................................   39

Schedule of Investments

  Evergreen Blue Chip Fund ................................................   41

  Evergreen Equity Income Fund ............................................   43

  Evergreen Growth and Income Fund ........................................   45

  Evergreen Income and Growth Fund ........................................   49

  Evergreen Small Cap Value Fund ..........................................   53

  Evergreen Utility Fund ..................................................   55

  Evergreen Value Fund ....................................................   57

Statements of Assets and Liabilities ......................................   59

Statements of Operations ..................................................   60

Statements of Changes in Net Assets .......................................   61

Combined Notes to Financial Statements ....................................   63

                                 Evergreen Funds

Evergreen Funds is one of the nation's fastest growing investment companies with approximately $80 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

    Mutual Funds: ARE NOT FDIC INSURED May lose value . Not bank guaranteed

                           Evergreen Distributor,Inc.
  Evergreen Funds(SM) is a service mark of Evergreen Investment Services, Inc.

                             Letter to Shareholders
                             ----------------------
                                   March 2000

[PHOTO]
William M. Ennis
President and CEO

Dear Evergreen Shareholders,


We are pleased to provide the Evergreen Growth and Income Funds semiannual report, which covers the six-month period ended January 31, 2000.

Uncertainty Over Interest Rates Influences the Markets

The stock market's dramatic movement during the past year has occurred despite continuing concerns about rising interest rates and a Federal Reserve Bank policy that appears focused on containing the high rate of economic expansion. It is this combination of stretched valuations and rising interest rates that has us entering the new year with a tone of caution and greater focus on risk management in portfolio structuring.

By the third quarter of 1999, rising interest rates dampened performance of stocks across the board. Investors' inflation fears and continued doubts about the ability of U.S. companies to sustain significant growth in earnings prompted a late year sell-off. The Federal Reserve Bank's "tightening bias" leads many to anticipate further interest rate increases in order to stem even the slightest inflationary pressure.

Despite the anxiety over interest rates, many experts agree that the economy is still fundamentally strong, and we remain cautiously optimistic about the prospects for continued growth in the markets.

Website Enhancements

Please visit our enhanced website, evergreen-funds.com, for more information about Evergreen Funds. The site offers an array of helpful information including 1999 tax information, an investment education center, interactive calculators to assist your investment planning and general information about Evergreen Funds.

We believe that sound investing is about taking steps to meet your long-term financial needs and goals. We remind you to take advantage of your financial advisor's expertise to develop and refine a financial plan that will enable you to meet your objectives. Evergreen Funds offers a broad mix of stock, bond and money market funds that should assist you in choosing the most appropriate for your portfolio.

We would like to thank you for your continued investment in Evergreen Funds.

Sincerely,

/s/ Bill Ennis

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

                                    EVERGREEN
                                 Blue Chip Fund
                    Fund at a Glance as of January 31, 2000

"In an environment where performance leadership can shift or rotate rapidly from one industry to another, you can't afford to rest with a static portfolio."


                              Portfolio Management
                            ------------------------

                                    [PHOTO]

                               Judith A. Warners
                             Tenure: January 1995

 -------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE 1
 -------------------------------------------------------------------------------

[STYLE BOX]

Morningstar's Style Box is based on a portfolio date as of 1/31/2000.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

1 Source: 2000 Morningstar, Inc.

2 Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Historical performance shown for Classes A, C, and Y prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and Y have been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay a 12b-1 fee. If these fees had not been eliminated, returns would have been lower.

 -------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS 2
 -------------------------------------------------------------------------------

Portfolio Inception Date: 9/11/1935    Class A    Class B    Class C    Class Y
Class Inception Date                  1/20/1998  9/11/1935  1/22/1998  4/30/1999
Average Annual Returns*
6 months with sales charge                7.10%      7.01%     10.01%      n/a
6 months w/o sales charge                12.44%     12.01%     12.01%     12.58%
1 year with sales charge                 11.59%     11.26%     14.28%      n/a
1 year w/o sales charge                  17.14%     16.26%     16.28%     17.42%
3 years                                  19.76%     20.27%     20.89%     21.99%
5 years                                  23.70%     23.97%     24.02%     25.20%
10 years                                 15.23%     14.96%     14.86%     16.07%
Since Portfolio Inception                 9.41%      9.28%      9.24%      9.55%
Maximum Sales Charge                      4.75%      5.00%      2.00%      n/a
                                        Front End    CDSC       CDSC
6-month capital gain distributions
per share                                $2.40      $2.40      $2.40      $2.40

*    Adjusted for maximum applicable sales charges unless noted.

 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                                    [GRAPH]

                                   Class B     S & P 500       CPI

           1/31/90                 10,000       10,000       10,000
           1/91                    10,595       10,839       10,565
           1/92                    12,770       13,299       10,840
           1/93                    13,190       14,706       11,193
           1/94                    14,829       16,600       11,476
           1/95                    13,672       16,688       11,797
           1/96                    18,439       23,140       12,119
           1/97                    22,777       29,236       12,488
           1/98                    28,244       37,103       12,684
           1/99                    34,668       49,169       12,896
           1/00                    40,305       54,246       13,237

Comparison of a $10,000 investment in Evergreen Blue Chip Fund, Class B shares 2, versus a similar investment in the Standard & Poor's 500 Index (S&P
500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index which does not include transaction costs associated with buying and selling securities nor any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

                                   EVERGREEN
                                 Blue Chip Fund
                          Portfolio Manager Interview

How did the Fund perform?

For the six-month period ended January 31, 2000, the Fund's Class B shares returned 12.01%. This compared favorably to the Fund's benchmark, the Standard & Poor's 500 Index, which returned 5.59%. For the same six-month period, the average return of large-cap core stock funds was 8.28%, according to Lipper Inc., an independent monitor of mutual fund performance. Fund returns are before the deduction of any applicable sales charges.

Fund performance was helped by good stock selection, especially among technology, retail and media companies.

                                   Portfolio
                                Characteristics
                                ---------------
                         (as of 1/31/2000 unless noted)

Total Net Assets                                                    $855,685,933
Number of Holdings                                                           106
Beta*                                                                       0.95
P/E Ratio*                                                                 33.6x
*As of 12/31/1999

What factors affected performance during the six months?

After a severe market slump during September and October 1999, the stock market came roaring back during November and December. This rally was led by technology companies, which began with large-cap companies, then spread to smaller-cap companies, especially those involved in the internet, telecommunications, and biotechnology. A major announcement in December about breakthroughs in biotechnology research involving genomics, which may have potential in cancer therapies, was a catalyst for biotechnology stocks. This continued rally in technology stocks came despite a backdrop of generally rising interest rates. The Federal Reserve Board, seeking to discourage inflationary pressures and slow economic growth, raised short-term interest rates three times in 1999, twice in the second half of the year. Stock selection was extremely important in this environment, as investors focused on a relatively narrow band of stocks that offered the potential of above-average growth in revenues and earnings. Stocks in some sectors, particularly in financial services and cyclical industries, slumped as interest rates rose. But the extremely strong performance of technology stocks drove the overall market indices higher and higher, especially the NASDAQ Index, which is most heavily influenced by technology and telecommunications.

                                Top 10 Holdings
                                ---------------
                   (as a percentage of 1/31/2000 net assets)

Microsoft Corp.                                                             4.3%
General Electric Co.                                                        3.7%
Intel Corp.                                                                 2.9%
Exxon Mobil Corp.                                                           2.2%
Cisco Systems, Inc.                                                         2.1%
Wal-Mart Stores, Inc.                                                       2.0%
International Business Machines Corp.                                       1.9%
Citigroup, Inc.                                                             1.7%
American International Group, Inc.                                          1.5%
AT&T Corp.                                                                  1.5%

What strategies did you employ during the period?

In an environment where performance leadership can shift or rotate rapidly from one industry to another, you can't afford to rest with a static portfolio. We tried to be on top of emerging trends and open to new performance leadership by companies which we believe to have the potential for earnings acceleration. At the same time, we also had to be alert for signs of any earnings disappointments, as the market tends to punish companies that don't live up to expectations.

                                    EVERGREEN
                                 Blue Chip Fund
                          Portfolio Manager Interview

We kept a healthy representation in technology, which accounted for about 25% of net assets on January 31, 2000. At the same time, we were careful not to overweight technology after the big stock price run-ups in the fall and early winter. We felt too heavy a weighting in technology could increase the risk unduly. The key in technology was in stock selection--picking companies with earnings acceleration rather than over-weighting.

At the same time, we under-weighted financial services companies and traditional healthcare companies. We de-emphasized financial services companies because they tend to do poorly in a rising interest rate environment. Moreover, there were signs that merger and acquisition activity was slowing.

We de-emphasized traditional healthcare companies, such as pharmaceuticals, because of their relatively high stock prices. Additionally, we were concerned about the quantity of new products entering the marketplace, the number of patents of existing products due to expire, and the uncertainty about government regulation and reimbursement policies. The de-emphasis on pharmaceuticals did not extend to the biotechnology area, where we made a number of investments in December, following the announcement about genomics developments. We also added medical equipment and service companies which were positive performers.

                               Top 5 Industries
                               ----------------
                   (as a percentage of 1/31/2000 net assets)

Information Services & Technology                                          24.7%
Healthcare Products & Services                                              7.2%
Printing, Publishing, Broadcasting & Entertainment                          6.8%
Utilities--Telephone                                                        6.3%
Oil/Energy                                                                  5.6%

What were some of the investments that contributed to performance?

Technology investments were major contributors to performance, including: CMGI, which invests in internet companies; Veritas Software, which provides data storage software for companies engaged in business on the internet; Teradyne, which provides equipment used in the manufacture of semiconductors; Nokia, a telecommunications equipment leader; and Cisco Systems and Sun Microsystems, two leaders in providing infrastructure for the internet.

Immunex, a biotechnology company that we added to the portfolio late in the period, helped performance. Medtronics was another healthcare-related investment that supported performance.

While we de-emphasized financial services, three market leaders that we held--Citigroup, Chase Manhattan and American Express--all performed well. Two other major holdings that performed very well were General Electric and Wal-Mart.

There were disappointments, however. One was Tyco International, whose stock price slumped after questions arose about its accounting practices, and Honeywell, which fell after its acquisition of Allied-Signal disappointed investors.

                                    EVERGREEN
                                 Blue Chip Fund
                          Portfolio Manager Interview

What is your outlook?

We expect continued change in the groups of stocks leading the market, and we expect continued volatility in the overall market. The risks of this volatility are heightened by the fact that market leadership has narrowed to relatively few stocks. At the same time, traditional issues such as rising interest rates and high stock valuations are causes for concern.

Having expressed those concerns, we are very impressed with the investment potential of companies involved in building the infrastructure for the internet and developing a global telecommunications system. We also think that the America Online-Time Warner proposed merger might reflect an emerging trend for combining those companies involved in the news media with those involved in content production.

Healthcare, particularly in biotechnology, also offers some attractive opportunities.

In this environment, we will maintain our focus on market leadership, but we will look for opportunities among emerging companies--the new blue chips--as well as traditional industry leaders. Our focus is on companies that can dominate their niches, that have quality management, and that have demonstrated an ability to accelerate their revenues.

                                   EVERGREEN
                              Equity Income Fund

                    Fund at a Glance as of January 31, 2000

"Despite short-term trends, we continue to believe the stock market ultimately will reward investments in companies with financial strength, favorable market positions, sound management, and high or rising dividend yields."

                              Portfolio Management
                            ------------------------

                                    [PHOTO]

                             Harlan R. Sonderling,
                                   CPA, CFA
                                Tenure:June 1998

 -------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE 1
 -------------------------------------------------------------------------------

[STYLE BOX]

Morningstar's Style Box is based on a portfolio date as of 1/31/2000.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

1 Source: 2000 Morningstar, Inc.

2 Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Historical performance shown for Classes B, C, and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C, and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher.

 -------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS 2
 -------------------------------------------------------------------------------

Portfolio Inception Date: 4/14/1987    Class A    Class B    Class C    Class Y
Class Inception Date                  4/14/1987   2/1/1993   2/1/1993  1/13/1997
Average Annual Returns*
6 months with sales charge              -11.54%    -11.37%     -9.04%       n/a
6 months w/o sales charge                -7.11%     -7.49%     -7.49%     -7.00%
1 year with sales charge                 -6.57%     -6.75%     -4.31%       n/a
1 year w/o sales charge                  -1.92%     -2.67%     -2.68%     -1.67%
3 years                                   8.01%      8.20%      8.93%      9.93%
5 years                                  16.66%     16.63%     16.86%     17.89%
10 years                                 12.22%     12.14%     12.14%     12.80%
Since Portfolio Inception                11.28%     11.23%     11.23%     11.74%
Maximum Sales Charge                      4.75%      5.00%      2.00%       n/a
                                        Front End    CDSC       CDSC
6-month income dividends
per share                                $0.19      $0.12      $0.12      $0.21
6-month capital gain distributions
per share                                $2.99      $2.99      $2.99      $2.99

*    Adjusted for maximum applicable sales charge unless noted.

 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                                    [GRAPH]

                                 Lehman Brothers
                      Class A      Aggregate      S & P 500         CPI
1/31/90                 9,528        10,000         10,000        10,000
1/91                   10,180        11,163         10,839        10,565
1/92                   12,061        12,617         13,299        10,840
1/93                   13,291        14,002         14,706        11,193
1/94                   15,242        15,281         16,600        11,476
1/95                   13,962        14,928         16,688        11,797
1/96                   18,507        17,457         23,140        12,119
1/97                   23,937        18,027         29,236        12,488
1/98                   28,659        19,960         37,103        12,684
1/99                   32,281        21,570         49,169        12,896
1/00                   31,662        21,170         52,246        13,237

Comparison of a $10,000 investment in Evergreen Equity Income Fund, Class A shares 2, versus a similar investment in the Standard & Poor's 500 Index (S&P
500) the Lehman Brothers Aggregate Index (LBAI) and the Consumer Price Index
(CPI).

The S&P 500 and the LBAI are unmanaged market indices which do not include transaction costs associated with buying and selling securities nor any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

                                   EVERGREEN
                               Equity Income Fund
                           Portfolio Manager Interview

How did the Fund perform?

For the six-month period ended January 31, 2000, the Fund's Class A shares had a total return of -7.11%. During the same period, the median total return of equity income funds was -6.90%, according to Lipper Inc., an independent monitor of mutual fund performance, while the Standard & Poor's 500 Index returned 5.59%. Fund returns are before the deduction of any applicable sales charges.

The returns were realized during an extremely difficult period for investment strategies, such as the Fund's, that emphasize stocks with lower than average price/earnings ratios and with higher dividend yields. Investors favored stocks of companies highly priced by traditional measures, particularly in the technology industry, many of which had little or no earnings and no dividends.

                                   Portfolio
                                Characteristics
                                ---------------
                         (as of 1/31/2000 unless noted)

Total Net Assets                                                    $106,678,817
Number of Holdings                                                            69
Beta*                                                                       0.75
P/E Ratio*                                                                 14.3x
*As of 12/31/1999

What was the investment environment like during the six-month period?

Concerns about rising interest rates and whether the fast-growing domestic economy might be overheating dominated the backdrop for value- and income-oriented stock investors during the six months.

Higher interest rates negatively affected performance of stocks in financial services, capital goods and utilities. The rate increases also affected regional phone companies, whose earnings growth rates also were slowed by the emergence of new competition in the fast-growing telecommunications area.

Healthcare industry stocks, which had enjoyed strong performance for several years, slumped as investors worried about the regulatory environment and potential changes in federal reimbursement policies. Energy industry stocks also lagged as oil price increases moderated and earnings of energy-related companies failed to meet expectations. Anti-trust concerns about some proposed oil industry mergers also hurt the performance of energy stocks.

What were your principal strategies in this challenging environment?

We reduced our emphasis on financial services stocks, and within the sector, focused on higher quality companies with histories of low credit losses and on companies that are more heavily reliant on fee-based sources of income. Within the financial services sector, we maintained a position of about 5% of net assets in real estate investment trusts (REITs) because of their strong fundamentals, reasonable valuations and rising dividends.

                                    EVERGREEN
                               EQUITY INCOME FUND
                           Portfolio Manager Interview

In the energy sector, we sought out values among domestic refining companies, which we believe are likely to benefit from moderating oil prices. Among electric utility stocks, we looked for higher quality utilities with conservative financial structures operating in relatively favorable regulatory environments. We reduced the Fund's exposure to basic materials stocks, and continued to de-emphasize capital goods stocks.

One of the significant changes we made during the six-month period was to invest about 5% of net assets in long-term U.S. Treasury securities, to take advantage of pricing disparities in the government bond market that made the prices of these securities very attractive. We found Treasuries attractive because of their high yields and our confidence that the U.S. Federal Reserve Board eventually would contain inflationary pressures.

                                Top 5 Industries
                                ----------------
                   (as a percentage of 1/31/2000 net assets)

Banks                                                                      11.1%
Utilities--Telephone                                                       11.0%
Finance & Insurance                                                        10.3%
Oil/Energy                                                                  9.6%
Healthcare Products & Services                                              8.7%

What were some of the areas that helped performance?

While capital goods stocks in general lagged during the period, General Electric, a major fund position, turned in excellent performance, based on acceleration of its earnings growth, a sharply higher stock dividend yield, and continued market leadership in its diversified business units. As a group, REITs did very well during the six months, following a period when they had underperformed because of investor concerns about possible overbuilding in the commercial real estate market.

The Fund had a very successful investment in a convertible security issued by McLeod USA, a local telephone company in the Mountain States. As the company's operating results improved, the convertible stock rose in line with the underlying common stock. U.S. West, a regional telephone carrier that has received an acquisition offer from Qwest Communications, also performed very well.

The Fund's investment in General Motors also was successful, helped by investor enthusiasm for Hughes Electronics, a GM subsidiary. Other investments that helped performance included Citigroup, a leading financial services company, and Merck, the Fund's largest healthcare industry holding.

                                    EVERGREEN
                               Equity Income Fund
                           Portfolio Manager Interview

Disappointments included investments in Bank of America, which lagged because of investor concerns about the sustainability of its earnings following its merger with NationsBank, and Greenpoint Financial, whose stock value was hurt because of concerns about the credit quality of its portfolio of manufactured housing loans.

                                Top 10 Holdings
                                ---------------
                   (as a percentage of 1/31/2000 net assets)

U.S. Treasury Bonds, 7.25%, 8/15/2022                                       6.0%
Bell Atlantic Corp.                                                         3.2%
Merck & Co., Inc.                                                           3.1%
Exxon Mobil Corp.                                                           3.1%
General Electric Co.                                                        2.8%
Atlantic Richfield Co.                                                      2.6%
Firstar Corp.                                                               2.3%
International Business Machines Corp.                                       2.3%
General Motors Corp.                                                        2.3%
Ford Motor Co.                                                              2.2%

What is your outlook?

We believe that rising interest rate pressures may peak in the second quarter of 2000 and that economic growth should start to slow. Once this occurs, the favorable stock valuations of companies in industries such as financial services and communications should propel stronger performance. The energy and healthcare industries also offer potential investment opportunities because of their reasonable valuations and attractive dividend yields.

Despite short-term trends, we continue to believe the stock market ultimately will reward investments in companies with financial strength, favorable market positions, sound management, and high or rising dividend yields. We intend to maintain our investment discipline and focus on these types of companies for their long-term attractiveness and potential.

                                   EVERGREEN
                             Growth and Income Fund
                    Fund at a Glance as of January 31, 2000

"We believe media and broadcasting companies will continue to prosper because of heavy advertising, especially in an election year."

                                    Portfolio
                                   Management
                                 --------------
                   [PHOTO]                             [PHOTO]

               Irene D. O'Neill,                 Phillip M. Foreman,
                      CFA                             CFP, CFA
             Tenure: September 1999             Tenure: September 1999

 -------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE 1
 -------------------------------------------------------------------------------

[STYLE BOX]

Morningstar's Style Box is based on a portfolio date as of 1/31/2000.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

1 Source: 2000 Morningstar, Inc.

2 Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

 -------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS 2
 -------------------------------------------------------------------------------

Portfolio Inception Date: 10/15/1986   Class A    Class B    Class C    Class Y
Class Inception Date                   1/3/1995   1/3/1995   1/3/1995 10/15/1986
Average Annual Returns*
6 month with sales charge                -0.19%     -0.61%      2.39%       n/a
6 month w/o sales charge                  4.77%      4.39%      4.39%      4.92%
1 year with sales charge                  3.72%      3.10%      6.06%       n/a
1 year w/o sales charge                   8.90%      8.10%      8.06%      9.18%
3 years                                  10.79%     10.96%     11.77%     12.90%
5 years                                  17.86%     17.94%     18.17%     19.30%
10 years                                 14.56%     14.71%     14.71%     15.27%
Since Portfolio Inception                13.70%     13.81%     13.81%     14.23%
Maximum Sales Charge                      4.75%      5.00%      2.00%       n/a
                                        Front End    CDSC       CDSC
6-month capital gain distributions
per share                                $0.60      $0.60      $0.60      $0.60

*    Adjusted for maximum applicable sales charge unless noted.

 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                                    [GRAPH]

                                  Class A        CPI       S & P 400

           1/31/90                  9,521       10,000       10,000
           1/91                    10,099       10,565       11,183
           1/92                    12,309       10,840       15,832
           1/93                    14,026       11,193       17,628
           1/94                    16,257       11,476       20,296
           1/95                    16,317       11,797       19,301
           1/96                    21,901       12,119       25,385
           1/97                    27,281       12,488       30,944
           1/98                    34,104       12,684       38,625
           1/99                    35,766       12,896       45,071
           1/00                    38,948       13,237       52,263

Comparison of a $10,000 investment in Evergreen Growth and Income Fund, Class A shares 2, versus a similar investment in the Standard and Poor's 400 Mid-Cap Index (S&P 400) and the Consumer Price Index (CPI).

The S&P 400 is an unmanaged market index which does not include transaction costs associated with buying and selling securities nor any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Returns reflect expense limits previously in effect, without which returns would have have been lower.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Funds that invest in high yield, lower rated bonds may contain more risks due to the increased possibility of default.

                                   EVERGREEN
                            Growth and Income Fund
                          Portfolio Manager Interview

How did the Fund perform?

For the six-month period ended January 31, 2000, the Fund's Class A shares had a total return of 4.77%. During the same six-month period, the average return of multi-cap value funds was -5.04%, according to Lipper Inc., an independent monitor of mutual fund performance, while the Standard & Poor's Midcap 400 Index returned 6.59%. Fund returns are before the deduction of any applicable sales charges.

                                   Portfolio
                                Characteristics
                                ---------------
                         (as of 1/31/2000 unless noted)

Total Net Assets                                                  $1,616,687,589
Number of Holdings                                                           210
Beta*                                                                       0.82
P/E Ratio*                                                                 46.2x
*As of 12/31/1999

What factors affected performance?

The Fund's performance was helped by our overweighted position in the stocks of media and broadcasting companies and our increased emphasis on technology. However, we lost ground in January, the final month of the period, primarily because biotechnology companies had a spectacular rally, rising more than 20%. Not many biotechnology companies met our investment criteria, therefore we didn't enjoy the benefits of that surge in biotechnology.

Our strategy is to buy what we believe are good, profitable businesses that are on sale. We look for companies with competitive advantages, that have barriers to entry, and that are selling at a 40% or more discount to their private market value--the price another corporation is likely to pay to acquire the business. We believe our strategy will result in a portfolio of companies that are better than the average company and we believe we will likely outperform the benchmarks over time.

It was a difficult environment for investing in most stocks. In fact, 55% of all stocks actually declined in value during 1999. However, the technology sector was so strong that a major share of investment results was determined by the extent to which you were invested in technology and biotechnology. Those two segments drove the markets and the performance of the indices.

Media and broadcasting stocks did relatively well, and we were over-weighted in media, which helped performance. During the year, we progressively raised our emphasis on technology. We started 1999 with less than 3% of net assets invested in technology stocks and raised the portfolio exposure to this industry to about 12% of net assets by the half-year mark. Then, we were able to find a number of attractive technology companies that were on sale, and we were able to lift our weighting in the industry, allowing us to participate in the strong fourth quarter rally in technology stocks. By the end of 1999, we had about 14% of net assets in technology, although that was still an under-weight position relative to the S&P Midcap 400 Index.

The Fund's heavy investments in financial services companies held back performance. Even though we reduced the emphasis by more than half from the 33% weighting at the beginning of 1999, we still were overweighted versus the indices and we were hurt during a very difficult period for financial services stocks.

                                    EVERGREEN
                             Growth and Income Fund
                           Portfolio Manager Interview

                                Top 5 Industries
                                ----------------
                   (as a percentage of 1/31/2000 net assets)

Information Services & Technology                                          13.5%
Printing, Publishing, Broadcasting & Entertainment                         12.2%
Healthcare Products & Services                                              8.4%
Finance & Insurance                                                         6.8%
Banks                                                                       6.6%

What were some of the investments that contributed to performance?

The larger positions in the Fund tended to do very well. Sony, for example, had extremely good performance, aided by the recovery in the Japanese market and the worldwide recognition of Sony's leadership in digital media. In addition, Sony's stock price received a boost from a corporate re-structuring program and the performance of internet subsidiaries.

The New York Times Company was another large position that did very well. The stock benefited from political and electronic commerce advertising as well as by the decision to spin out its internet-related businesses.

The strong advertising market in general helped media and broadcasting companies, which comprised about 9% of net assets at the end of the period. Among the performance leaders were Emmis Radio and Clear Channel Communications. The investment in Univision, the leading source of Spanish-language programming for cable television, also supported performance. Univision was helped by the growing interest of mainstream advertisers to target the nation's Spanish-speaking population.

Investments in the business equipment and services industry helped the Fund's returns significantly. Leading performers included Seagate Technology and Computer Sciences. While we were under-weighted in biotechnology, PE Biosystems, which manufactures equipment for the biotechnology industry, was an excellent performer.

Although financial services investments held back performance, Kansas City Southern, a diversified corporation owning mutual fund companies as well as a railroad, was a good contributor.

Among the disappointments was the toy and game company Hasbro. While it met its earnings expectations, its stock price fell during a general slump in the toy industry.

                                Top 10 Holdings
                                ---------------
                   (as a percentage of 1/31/2000 net assets)

Motorola, Inc.                                                              2.3%
Kansas City Southern Industries, Inc.                                       2.2%
Sony Corp., ADR                                                             2.0%
Clear Channel Communications, Inc.                                          1.9%
New York Times Co., Cl. A                                                   1.8%
Microsoft Corp.                                                             1.8%
American Tower Systems Corp., Cl. A                                         1.8%
Seagate Technology                                                          1.8%
Disney (Walt) Co.                                                           1.8%
PE Corp--PE Biosystems Group                                                1.8%

                                   EVERGREEN
                             Growth and Income Fund
                           Portfolio Manager Interview

What is your outlook?

We are extremely positive about the investment opportunities we see. We believe media and broadcasting companies will continue to prosper because of heavy advertising, especially in an election year. While the financial services sector has not performed well in 1999, we intend to emphasize those companies relying on fee-based businesses rather than on lending, which is vulnerable to rising interest rates. We expect to continue to add to our position in the technology industry, although we intend to do so opportunistically, investing after corrections to take advantage of temporarily low prices. We also expect to de-emphasize retail and consumer durables companies, as we believe the Federal Reserve's hikes in short-term interest rates eventually will slow consumer spending.

We will continue to take a long-term view of investment opportunities, as we consider ourselves investors not traders. The mid-cap stock market still offers substantial value, especially when compared to the large-cap market, and we are finding many good companies whose stocks are trading at discounts of 40% or more to their private market value.

                                    EVERGREEN
                             Income and Growth Fund
                    Fund at a Glance as of January 31, 2000

"With the expectation of additional increases in interest rates, we expect we will continue to de-emphasize stocks in those sectors vulnerable to interest rate changes and seek to identify areas which we believe are offering superior growth prospects."

                                    Portfolio
                                   Management
                                 --------------

                    [PHOTO]                            [PHOTO]

               Irene D. O'Neill,                  Phillip M. Foreman,
                      CFA                              CFP, CFA
              Tenure: December 1997               Tenure: September 1999

 -------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE 1
 -------------------------------------------------------------------------------

[STYLE BOX]

Morningstar's Style Box is based on a portfolio date as of 1/31/2000.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

1 Source: 2000 Morningstar, Inc.

2 Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

 -------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS 2
 -------------------------------------------------------------------------------

Portfolio Inception Date: 8/31/1978    Class A   Class B   Class C     Class Y
Class Inception Date                   1/3/1995  1/3/1995  1/3/1995   8/31/1978
Average Annual Returns*
6 month with sales charge                -3.78%    -4.20%    -1.29%       n/a
6 month w/o sales charge                  1.03%     0.64%     0.64%       1.16%
1 year with sales charge                  8.03%     7.60%    10.60%       n/a
1 year w/o sales charge                  13.43%    12.60%    12.60%      13.71%
3 years                                   9.41%     9.57%    10.39%      11.50%
5 years                                  12.96%    12.97%    13.22%      14.33%
10 years                                 10.12%    10.26%    10.25%      10.80%
Since Portfolio Inception                13.56%    13.62%    13.62%      13.88%
Maximum Sales Charge                      4.75%     5.00%     2.00%       n/a
                                       Front End    CDSC      CDSC
6-month income dividends
per share                                $0.51     $0.43     $0.43       $0.54
6-month capital gain distributions
per share                                $0.40     $0.40     $0.40       $0.40

*    Adjusted for maximum applicable sales charge unless noted.

 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                                    [GRAPH]

                 Class A           CPI           Wilshire 5000
1/31/90           9,526           10,000            10,000
1/91              9,489           10,565            10,617
1/92             11,536           10,840            13,561
1/93             12,856           11,193            14,989
1/94             14,355           11,476            16,997
1/95             13,596           11,797            16,823
1/96             16,776           12,119            23,071
1/97             19,088           12,488            28,694
1/98             23,149           12,684            35,952
1/99             23,140           12,896            45,758
1/00             26,247           13,237            52,382

Comparison of a $10,000 investment in Evergreen Income and Growth Fund, Class A shares 2, versus a similar investment in the Wilshire 5000 Index (Wilshire 5000) and the Consumer Price Index (CPI).

The Wilshire 5000 is an unmanaged market index which does not include transaction costs associated with buying and selling securities nor any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

                                   EVERGREEN
                            Income and Growth Fund
                          Portfolio Manager Interview

How did the Fund perform?

For the six-month period ended January 31, 2000, the Fund's Class A shares had a total return of 1.03%. During the same six-month period, the Lipper Income Fund Average had a return of 0.55%, according to Lipper Inc., an independent monitor of mutual fund performance, while the Wilshire 5000 Index returned 8.54%. Fund returns are before the deduction of any applicable sales charges.

                                   Portfolio
                                Characteristics
                                ---------------
                         (as of 1/31/2000 unless noted)

Total Net Assets                                                    $999,372,837
Number of Holdings                                                           161
Beta*                                                                       0.67
P/E Ratio*                                                                 33.7x
*As of 12/31/1999

What factors affected the Fund's performance?

The stock market reflected investors' perceptions that there are now two different universes of common stocks. The first universe is made up of companies that are growing quickly because their fortunes are tied to the "new" economy, with businesses based on the internet, technology and telecommunications. The second universe is made up of companies that are growing more slowly because they are tied to the "old" economy. Old economy stocks include just about anything not heavily involved in technology, telecom or the internet. However, this is the universe of companies that generate earnings and cash flow to support dividend payments on their common stocks.

Not surprisingly, it was a difficult period for investing in stocks that generate a high level of current income, as the performance leaders tended to be growth stocks with little or no income.

The current environment of rising interest rates also had an effect on the Fund's performance and the strategies we employed. Higher rates negatively affected investment results in industry groups that were most vulnerable to the possibility of an economic slowdown. These included auto parts suppliers, consumer goods producers and electrical equipment manufacturers. Financial services and utilities that are interest-rate sensitive were also affected.

Offsetting the difficult performance of the value stocks in the Fund were strong gains from investments in the convertible securities of telecommunications, technology and independent power companies, where the greatest growth was occurring. For example, the best performing security in the Fund was the convertible preferred of Qualcomm, the digital wireless communications company.

                                    EVERGREEN
                            Income and Growth Fund
                           Portfolio Manager Interview

What were your principal strategies in this difficult environment for income-oriented equity investing?

During the period we sought to reposition the Fund to take advantage of opportunities in companies with strong growth prospects. We reduced our emphasis on traditional value stocks in industries that were out of favor and redeployed the proceeds into convertible securities, both preferred stocks and debentures, of companies in the fastest growing segments of the economy. As a result, we cut our weightings in the banking and automotive sectors, as well as in industrial and insurance companies. During the six months, for example, the Fund's investments in common stocks of regional banking companies declined from 12.8% of net assets to 7.7%.

At the same time, we increased our investments in convertible securities, which rose from 19.3% of net assets to 35% during the six months. We focused principally on convertible preferred and debentures issued by telecommunications and technology companies and independent power producers. Companies in these fast-growing industries typically do not pay dividends to holders of common stock, but they do issue convertible securities as a way to get capital to finance their growth. Investing in the convertible securities allowed the Fund to gain both current income and to participate in the dynamic growth prospects of these sectors.

                                Top 5 Industries
                                ----------------
                   (as a percentage of 1/31/2000 net assets)

Utilities--Electric                                                        18.9%
Banks                                                                       8.7%
Telecommunication Services & Equipment                                      8.4%
Healthcare Products & Services                                              6.7%
Communication Systems & Services                                            5.6%

How did this strategy work in the telecommunications industry?

We wanted to tap into the exploding growth rate in telecommunications services by investing in companies involved in the build-out of the infrastructure that supports rapidly expanding data transmission and internet usage and providers of wireless communications services.

Infrastructure-related investments included convertible securities in Qwest Trends, which is building a long-distance fiber optic network in the U.S., Level 3 Communications, which is building a global fiber optic communications network, and American Tower, which owns and operates towers that are a necessity for wireless communications providers. We also invested in the convertible preferred of Metromedia Fiber Network, which is installing fiber optic communications systems in major cities to serve primarily business customers. All of these companies are growing quickly as demand for their services accelerates.

We also maintained investments in AT&T, the diversified company involved in long-distance, wireless and cable television service, and The Williams Companies, an energy company that is developing a major telecom network.

What investments did you make in technology?

In expanding our emphasis on technology, we tried to find the convertible securities of companies with leadership positions in markets that were growing faster than the overall economy. We purchased convertible securities of a number of companies that are involved in the internet. They included Exodus Communications, a leader in operating websites for businesses. Exodus currently operates half of the 50 most popular sites on the internet. We also invested in USinternetworking, a leader in providing software over

                                   EVERGREEN
                            Income and Growth Fund
                          Portfolio Manager Interview

the internet for small- and medium-sized businesses, and 12 Technologies, which provides software for business-to-business applications over the internet. Other internet-related investments included Mail common, which operates e-mail services, and Excite At Home Corporation, which provides internet access over cable lines and has investments in other media operations.

Why have you also focused on independent power producers?

This is the fastest-growing area within the electric utility industry. These independent companies are able to build efficient, low-cost power plants in areas where power is needed. Because they are not regulated by the states or the federal government, the independent power producers don't face constraints, such as limits on the rates of return they can earn, that regulated electric utilities traditionally faced. As a result, they can grow more quickly than utilities.

Two companies in which we invested, through convertible securities, were Calpine and AES Corporation. Calpine is primarily focused in the U.S. and has been successful building low-cost generating units. That cost advantage has resulted in superior profit margins for the company. AES has a global strategy, building plants around the world, including many developing nations, where the need for new power sources is greatest. As a result, both companies are rapidly growing their revenues and earnings.

                                Top 10 Holdings
                                ---------------
                   (as a percentage of 1/31/2000 net assets)

Qualcomm Financial Trust I, 5.75%,
3/01/2012, convertible preferred                                            3.9%
Qwest Trends Trust 5.75%, convertible preferred                             2.5%
Duke Power Co.                                                              2.3%
The Williams Companies, Inc.                                                2.3%
CNH Global NV                                                               2.1%
Southern Co.                                                                2.0%
Decs Trust VI,-Metromedia Fiber
6.25%, 11/15/2002, convertible preferred                                    2.0%
American Tower Corp, 6.25%,
10/15/2009, convertible debenture                                           2.0%
Level 3 Communications, Inc., 6.00%,
09/15/2009, convertible debenture                                           1.9%
Utilicorp United, Inc.                                                      1.9%

What is your outlook?

We are cautious. We think the Federal Reserve Board may raise short-term rates even further in its effort to reduce the pace of economic growth. With the expectation of additional increases in interest rates, we expect we will continue to de-emphasize stocks in those sectors vulnerable to interest rate changes and seek to identify areas which we believe are offering superior growth prospects. Until the environment changes substantially, we expect to continue holding a healthy portion of the portfolio in convertible securities of companies in high growth industries. As in the past, the Fund will continue to focus on investments that provide income and the potential for capital growth.

                                   EVERGREEN
                             Small Cap Value Fund
                    Fund at a Glance as of January 31, 2000

"The acceleration of stock buybacks and merger and acquisition activity in the small-cap sector could provide a catalyst for the small-cap sector this year."

                                    Portfolio
                                   Management
                                 --------------

                    [PHOTO]                           [PHOTO]
               Jordan Alexander,                   Edwin D.Miska
                      CFA
              Tenure:January 1999               Tenure:September 1996

 -------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE 1
 -------------------------------------------------------------------------------

[STYLE BOX]

Morningstar's Style Box is based on a portfolio date as of 1/31/2000.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

1 Source: 2000 Morningstar, Inc.

2 Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

 -------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS 2
 -------------------------------------------------------------------------------

Portfolio Inception Date: 10/1/1993   Class A   Class B   Class C   Class Y
Class Inception Date                  1/3/1995  1/3/1995  1/24/1991  0/1/1993
Average Annual Returns*
6 month with sales charge              -12.75%   -13.22%    -10.50%      n/a
6 month w/o sales charge                -8.38%    -8.66%     -8.67%    -8.19%
1 year with sales charge                -6.19%    -7.06%     -4.22%      n/a
1 year w/o sales charge                 -1.51%    -2.20%     -2.27%    -1.24%
3 years                                  2.92%     2.91%      3.80%     4.87%
5 years                                 11.73%    11.73%     11.95%    13.09%
Since Portfolio Inception                9.54%     9.73%      9.70%    10.62%
Maximum Sales Charge                     4.75%     5.00%      2.00%      n/a
                                      Front End    CDSC       CDSC
6-month income dividends
per share                               $0.04     $0.01      $0.01     $0.05

*    Adjusted for maximum applicable sales charge unless noted.

 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                                    [GRAPH]

                         Class A      CPI     Russell 2000 Value   Russell 2000
10/31/93                  9,526      10,000         10,000            10,000
1/94                      9,932      10,034         10,390            10,318
1/95                      9,688      10,316          9,829             9,699
1/96                     12,452      10,597         12,503            12,593
1/97                     15,478      10,920         15,306            14,979
1/98                     19,551      11,091         19,491            17,686
1/99                     17,991      11,277         18,149            17,745
1/00                     17,720      11,574         17,816            20,893


Comparison of a $10,000 investment in Evergreen Small Cap Value Fund, Class A shares 2, versus a similar investment in the Russell 2000 Index (Russell 2000) the Russell 2000 Value (Russell 2000 Value) and the Consumer Price Index (CPI).

The Russell 2000 and the Russell 2000 Value are unmanaged market indices which do not include transaction costs associated with buying and selling securities nor any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Smaller capitalization stock investing may offer the potential for greater long term results, however it is also generally associated with greater price volatility due to the higher risk of failure.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuation.

                                   EVERGREEN
                             Small Cap Value Fund
                          Portfolio Manager Interview

How did the Fund perform?

For the six-month period ended January 31, 2000, the Fund's Class A shares had a total return of -8.38%. During the same six-month period, the Russell 2000 Value Index, the Fund's benchmark, returned -6.64%. Fund returns are before the deduction of any applicable sales charges.

                                   Portfolio
                                Characteristics
                                ---------------
                         (as of 1/31/2000 unless noted)

Total Net Assets                                                    $178,367,671
Number of Holdings                                                            81
Beta*                                                                       0.48
P/E Ratio*                                                                 27.4x
*As of 12/31/1999

What factors affected the performance during the six-month period?

The performance of the Fund during the period was held back by an over-weighted position in the consumer sector, which has been under pressure due to interest rate concerns and expectations of a slowdown in consumer spending. In addition, the Fund maintained its long-term emphasis on value style investing. During the period, the performance of the small-cap market was narrowly focused on the technology and healthcare sectors, which favored growth and momentum style investing. The best performing issues in the Russell 2000 were primarily of companies in the biotechnology and technology sectors that have not reached profitability and/or have limited operating history. To address the Fund's performance, we have been restructuring the portfolio to include additional issues in the technology and healthcare sectors while maintaining our value discipline and have been reducing the Fund's exposure to consumer cyclical stocks.

                                Top 5 Industries
                                ----------------
                   (as a percentage of 1/31/2000 net assets)

Consumer Products & Services                                               14.6%
Banks                                                                      12.5%
Building, Construction & Furnishings                                        9.7%
Retailing & Wholesale                                                       9.0%
Healthcare Products & Services                                              8.7%

What were some of the investments that supported performance during the period?

The portfolio restructuring resulted in some significant successes. Two of the Fund's best-performing issues during the period were SBS Technologies and CSG Systems, which were new names added to the portfolio in recent months. The two issues were each up more than 50% during the period. SBS Technologies designs custom-embedded computer products for the aerospace, computer, and telecommunications industries. The company's strong performance was propelled by several new design developments for the fast-growing telecommunications industry. CSG Systems provides customer care and billing systems for the communications market. The company, which maintains its proprietary software system, has benefited from the trend within the cable television industry to outsource billing and customer service operations.

Some of the best performance was realized in existing positions in the technology and healthcare sectors. In technology, investments that helped the Fund's performance included Scientific Atlanta, rising 118.5% during the period, and Helix Technology, up 83.6%. Helix Technology manufactures vacuum pumps and instrumentation components for semiconductor equipment manufacturers, such as Applied Materials. The company has benefited from the introduction of new products and a strong recovery in the semiconductor

                                    EVERGREEN
                              Small Cap Value Fund
                           Portfolio Manager Interview

capital equipment market. Scientific Atlanta, which manufactures cable TV set-top boxes and transmission equipment, is benefiting from the upgrading of the cable TV industry for the introduction of broadband services. We believe the company has the potential to realize solid earnings growth over the next twelve months as the cable industry introduces two-way digital services, such as internet and video-on-demand services using Scientific Atlanta's set-top boxes.

In healthcare, leading performers included ArthroCare Corp., which rose 228.8% during the period, and Jones Pharma, up 99.6%. ArthroCare has developed several new products for the arthroscopy market and has excellent potential to expand its business as it applies its proprietary technology to areas such as spinal and cosmetic surgery. Jones Pharma is a specialty pharmaceutical company that focuses on critical care and thyroid disorders. The company is seeing accelerated earnings growth fueled by solid prescription growth in several areas as well as an improved competitive position for a key product.

While investments in the technology and healthcare sectors helped performance, the heavy weighting in the consumer cyclical and financial sectors contributed to the Fund's under-performance during the period. We have significantly reduced our emphasis in both sectors, although we expect strong consumer spending to generate solid earnings growth and improved performance for many of the consumer names remaining in the portfolio.

                                Top 10 Holdings
                                ---------------
                   (as a percentage of 1/31/2000 net assets)

Scientific Atlanta, Inc.                                                    2.6%
Alpharma, Inc., 5.75%, 04/01/2005                                           2.5%
Granite State Bankshares, Inc.                                              2.5%
Michael Foods, Inc.                                                         2.4%
ArthroCare Corp.                                                            2.4%
Whole Foods Market, Inc.                                                    2.3%
AmeriSource Health Corp., Cl. A                                             2.2%
SBS Technologies, Inc.                                                      2.2%
Guess?, Inc.                                                                2.1%
Lancaster Colony Corp.                                                      2.0%

What is your outlook?

We are very positive about the potential for strong small-cap stock performance. The valuation of the Russell 2000 Index, a measure of small-cap stock performance, relative to the S&P 500, a measure of large-cap performance, remains at a very attractive level. In the past, the small-cap sector posted dramatic gains following similar periods of underperformance. For example, small-caps more than doubled in 1975-76 and were up over 65% in 1990-91 after declining about 20% in the preceding year. The acceleration of stock buybacks and merger and acquisition activity in the small-cap sector could provide a catalyst for the small-cap sector this year. Favorable small-cap performance has generally coincided with periods of strong cyclical growth, lower relative cost of capital, and a more profitable business environment. Despite concerns about the cost of capital for small-cap companies relative to larger companies, we believe the overall economic outlook for earnings growth and profitability supports a favorable trend.

                                   EVERGREEN
                                  Utility Fund
                    Fund at a Glance as of January 31, 2000

"Technological advances in communications and rising demand for communications services by both businesses and consumers created enormous growth opportunities."


                                  Portfolio
                                  Management

                    [PHOTO]                    [PHOTO]

             Matthew D. Finn, CFA        Doris Kelley-Watkins
              Tenure: May 1999           Tenure: February 1997

 -------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE 1
 -------------------------------------------------------------------------------

[STYLE BOX]

Morningstar's Style Box is based on a portfolio date as of 1/31/2000.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

1Source: 2000 Morningstar, Inc.

2Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Historical performance shown for Classes C and Y prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. These historical returns for Classes C and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower while returns for Class Y would have been higher.

 -------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS 2
 -------------------------------------------------------------------------------
Portfolio Inception Date: 1/4/1994     Class A    Class B    Class C   Class Y
Class Inception Date                   1/4/1994   1/4/1994   9/2/1994  2/28/1994
Average Annual Returns*
6 month with sales charge              15.64%     15.85%     18.94%    n/a
6 month w/o sales charge               21.40%     20.85%     20.94%    21.53%
1 year with sales charge               38.53%     39.35%     42.45%    n/a
1 year w/o sales charge                45.40%     44.35%     44.45%    45.87%
3 years                                22.69%     23.08%     23.76%    25.00%
5 years                                19.88%     19.94%     20.14%    21.34%
Since Portfolio Inception              15.81%     15.89%     15.97%    17.02%
Maximum Sales Charge                    4.75%      5.00%      1.00%    n/a
                                       Front End  CDSC       CDSC
6-month income dividends
per share                              $0.17      $0.12      $0.12     $0.19
6-month capital gain distributions
per share                              $1.18      $1.18      $1.18     $1.18

*Adjusted for maximum applicable sales charge unless noted.

 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                                    [GRAPH]


Period End           Class A             CPI        S&P 500      S&P Utilities

1-31-94               9,523            10,000        10,000         10,000
1-95                  9,344            10,280        10,053          9,333
1-96                 11,936            10,561        13,940         11,845
1-97                 12,530            10,882        17,612         11,551
1-98                 15,490            11,053        22,351         12,671
1-99                 16,682            11,238        29,620         13,876
1-00                 24,299            11,535        32,679         14,099

Comparison of change in value of a $10,000 investment in Evergreen Utility Fund Class A shares2, the Standard and Poor's Utility Index (S&P Utilities), the Standard and Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P Utilities and the S&P 500 are unmanaged market indices which do not include transaction costs associated with buying and selling securities nor any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Funds that concentrate their investments in a single industry may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

                                   EVERGREEN
                                 Utility Fund
                          Portfolio Manager Interview

How did the Fund perform?

For the six-month period ended January 31, 2000, the Fund's Class A shares had a total return of 21.40%. During the same period, the average return of utility mutual funds was 9.50%, according to Lipper Inc., an independent monitor of mutual fund performance, while the Standard & Poor's Utilities Index returned 0.90%. Fund returns are before the deduction of any applicable sales charges.

                                   Portfolio
                                Characteristics
                                ---------------
                         (as of 1/31/2000 unless noted)

Total Net Assets                                                    $203,108,344
Number of Holdings                                                            49
Beta*                                                                       0.54
P/E Ratio*                                                                 20.8x
* As of 12/31/1999

What was the investment environment like during the six-month period?

Throughout the six-month period, we witnessed a continuation of the dominant trends that had been in place for more than a year: telecommunications stocks offered significant growth opportunities while traditional utility stocks tended to lose value.

Traditional electric and gas utility stocks are highly influenced by three factors, all of which had a negative impact during the period: interest rates; earnings growth; and weather. Interest rates rose significantly, adversely affecting interest-sensitive stocks such as utilities. At the same time, electric and gas utilities, most of which remained highly regulated, had very little earnings growth. Finally, a pattern of relatively mild weather in both the summer and winter held back demand for energy for either air conditioning or heating, and limited the revenue growth of these types of utilities.

Telecommunications presented a very different story. Technological advances in communications and rising demand for communications services by both businesses and consumers created enormous growth opportunities. While the best investment results were realized from wireless service providers, the beneficiaries of these trends ranged throughout the industry and also included regional Bell operating companies and telecommunications equipment companies.

                                Top 5 Industries
                                ----------------
                   (as a percentage of 1/31/2000 net assets)

Utilities--Electric                                                       31.9%
Utilities--Telephone                                                      22.2%
Communication Systems & Services                                          11.8%
Telecommunication Services & Equipment                                     7.8%
Utilities--Gas                                                             7.2%

What strategies did you pursue in this environment?

We manage for total return--a combination of price appreciation and current income. During the six-month period, we continued to emphasize the telecommunications sector, which we had built up earlier in 1999. On January 31, 2000 approximately 47% of the Fund's net assets were invested in telecommunications-related common stocks or convertible securities.

Within telecommunications, we invested throughout the industry, including wireless service providers, long-distance companies, regional Bell operating companies, competitive local exchange companies, long-haul fiber optic companies, wireless infrastructure and telecommunications equipment companies.

We invested in convertible securities as well as in common stock because of the superior income the

                                   EVERGREEN
                                 Utility Fund
                          Portfolio Manager Interview

convertibles offer. This tactic allows us to invest in a high-growth area where many of the stocks do not pay dividends, and yet still receive current income. One of the largest positions in the Fund, for example, was the 5.75% convertible preferred stock of Qualcomm, a leading wireless equipment company. We also invested in the 6.25% convertible bond of American Tower, a wireless infrastructure company that builds and operates towers for wireless antennas, and the 6% convertible security of Level Three, a telecommunications networking company.

Among other telecommunications companies in the top 10 holdings were: Nextel Communications, a national wireless service provider; Sprint, the national long-distance and wireless communications company; AT&T, which is expanding from its traditional long-distance base toward greater emphasis on all telecommunications products and services; BellSouth, a regional Bell operating company; and GTE, a diversified telecommunications company.

Two of the Fund's ten largest holdings were outside telecommunications. The Fund had major investments in Enron, a diversified energy company that was the Fund's largest position, and Scottish Power, which the Fund held after Scottish Power acquired Pacific Corp., a domestic electric utility. Scottish Power was the Fund's tenth largest position.

When we looked at independent power producers, we searched for companies with catalysts to propel future earnings growth. AES and Calpine, both independent power companies, were among the better performing investments.

                                Top 10 Holdings
                                ---------------
                   (as a percentage of 1/31/2000 net assets)

Enron Corp.                                                                 4.6%
Nextel Communications, Inc., Cl A                                           4.6%
Level 3 Communications, Inc.
 6.00%, 9/15/2009, convertible debenture                                    3.3%
Qualcomm Financial Trust I, 5.75%,
 3/01/2012, convertible preferred                                           3.2%
Sprint Corp.                                                                3.2%
Decs Trust VI--Metromedia Fiber
 6.25%,11/15/2002, convertible preferred                                    3.1%
AT&T Corp.                                                                  2.7%
BellSouth Corp.                                                             2.6%
GTE Corp.                                                                   2.5%
Scottish Power Plc, ADR                                                     2.5%

What is the outlook for investing in utilities?

Generally, we believe the outlook is much more favorable for telecommunications stocks than it is for electric utility stocks. We suspect that interest rates either will continue to move upward or to be flat. This would negatively affect electric and gas utility stocks. Our investments in these companies will be selective, and directed toward securities that either can provide above-average current income for the portfolio or that have a catalyst that can spark earnings growth and/or price appreciation.

We expect to continue to look toward telecommunications industry stocks for their price appreciation potential. We plan to take advantage of the global telecommunications revolution that offers growth potential very few other industries can match.

                                   EVERGREEN
                                  Value Fund
                    Fund at a Glance as of January 31, 2000

"We believe that if and when investors start paying more attention to stock valuations, there are some very strong underpinnings for a sustained rally in value-oriented stocks."

                                   Portfolio
                                  Management
                                  ----------

                                    [PHOTO]

                             Matthew D. Finn, CFA
                              Tenure: March 1998

 -------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE 1
 -------------------------------------------------------------------------------

[STYLE BOX]

Morningstar's Style Box is based on a portfolio date as of 1/31/2000.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

1 Source: 2000 Morningstar, Inc.

2 Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Historical performance shown for Classes B, C, and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C, and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher.

 -------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS 2
 -------------------------------------------------------------------------------
Portfolio Inception Date: 4/12/1985   Class A     Class B    Class C    Class Y
Class Inception Date                  4/12/1985   2/2/1993   9/2/1994   1/3/1991
Average Annual Returns*
6 month with sales charge             -11.76%     -11.72%     -9.31%     n/a
6 month w/o sales charge               -7.36%      -7.70%     -7.71%     -7.24%
1 year with sales charge               -7.50%      -7.78%     -5.26%     n/a
1 year w/o sales charge                -2.87%      -3.58%     -3.58%     -2.62%
3 years                                 7.93%       8.10%      8.89%      9.97%
5 years                                15.21%      15.27%     15.51%     16.63%
10 years                               12.27%      12.29%     12.38%     13.10%
Since Portfolio Inception              12.96%      12.96%     13.03%     13.52%
Maximum Sales Charge                    4.75%       5.00%      2.00%     n/a
                                      Front End   CDSC       CDSC
6-month income distribution
per share                              $0.09       $0.01      $0.01      $0.12
6-month capital gain distributions
per share                              $3.11       $3.11      $3.11      $3.11
* Adjusted for maximum applicable sales charge unless noted.

 -------------------------------------------------------------------------------
                                LONG TERM GROWTH
 -------------------------------------------------------------------------------

                                    [GRAPH]


                                                                        Russell
Period End             Class A           CPI           S & P 500      1000 Value

  1/31/90               9,525          10,000            10,000         10,000
  1/91                 10,052          10,565            10,839         10,244
  1/92                 11,907          10,840            13,299         12,233
  1/93                 13,092          11,193            14,706         14,305
  1/94                 14,691          11,476            16,600         17,042
  1/95                 14,901          11,797            16,688         16,589
  1/96                 19,660          12,119            23,140         22,960
  1/97                 24,065          12,488            29,236         28,397
  1/98                 28,304          12,684            37,103         36,098
  1/99                 32,700          12,896            49,169         42,678
  1/00                 31,760          13,237            54,246         43,972

Comparison of a $10,000 investment in Evergreen Value Fund, Class A shares 2, versus a similar investment in the Standard & Poor's 500 Index (S&P 500), the Russell 1000 Value Index (Russell 1000 Value ) and the Consumer Price Index
(CPI).

The S&P 500 and the Russell 1000 Value are unmanaged market indices which do not include transaction costs associated with buying and selling securities nor any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

                                   EVERGREEN
                                  Value Fund
                          Portfolio Manager Interview

How did the Fund perform?

For the six-month period ended January 31, 2000, the Fund's Class A shares had a total return of -7.36%. During the same period, the Fund's benchmarks, Standard & Poor's 500 and the Russell 1000 Value had returns of 5.59% and -5.22%, respectively. The median return of multi-cap value funds was -6.04%, according to Lipper Inc., an independent monitor of mutual fund performance. Fund returns are before the deduction of any applicable sales charges.

                                   Portfolio
                                Characteristics
                                ---------------
                         (as of 1/31/2000 unless noted)

Total Net Assets                                                    $754,145,013
Number of Holdings                                                            86
Beta*                                                                       0.86
P/E Ratio*                                                                 15.8x
*As of 12/31/1999

What was the investment environment like during the six-month period?

Value strategies lagged growth strategies during the six-month period, as the sectors that value investors typically emphasize--such as financial services and cyclical industries--lagged the performance gained from growth areas such as technology.

Interest rates were an important factor. Shortly before the period began, the U.S. Federal Reserve Board began raising short-term interest rates. The Federal Reserve Board subsequently raised rates twice more during the period to slow economic growth and avert inflation. Bond market investors, however, did not appear to be as concerned about potential inflation as did the Federal Reserve Board. As a result, longer-term rates did not rise as sharply as short-term rates, and at times the yield curve inverted, that is, some longer term rates were lower than some rates of shorter-term securities. This inversion of the yield curve sometimes happens when the Federal Reserve Board acts very aggressively to head off inflation. Financial services stocks--many of which depend on the "spread" between short-term and long-term rates-were particularly hard hit in this environment of rising short-term rates. Other cyclical industries that are sensitive to movements in the business cycle such as basic materials and retailing were also adversely affected.

Particularly during November and December 1999, investors appeared to favor stable companies and technology companies, particularly the so-called "dot-com" stocks of companies involved in commerce on the internet. The Fund, which emphasizes stocks of reasonable valuations, did not own very many "dot-com" stocks, which were very highly priced.

                                Top 5 Industries
                                ----------------
                   (as a percentage of 1/31/2000 net assets)

Finance & Insurance                                                        14.5%
Oil / Energy                                                                9.9%
Healthcare Products & Services                                              9.3%
Utilities--Telephone                                                        8.3%
Information Services & Technology                                           8.0%

What strategies did you pursue in this environment?

We reduced our holdings in the interest-rate-sensitive financial services and cyclical industries. At the end of the period, financial services stocks comprised about 22% of net assets, compared to a 29% representation in the Russell 1000 Value Index. Within financial services, we looked for companies that had some type of earnings growth, either from their distinct businesses or from cost-cutting programs. With some exceptions,

                                   EVERGREEN
                                  Value Fund
                          Portfolio Manager Interview

we downplayed bank stocks. When we did invest in banks, we focused on companies such as Fleet Bank or Union Bank of California that were undergoing restructuring programs. We also favored large, money-center institutions such as Citigroup and Chase Manhattan that had global franchises and businesses that participated in capital markets activity. We also sought out growth in stocks such as Fannie Mae, involved in mortgages, and AMBAC, involved in municipal bond insurance.

Among cyclical stocks, we reduced our investments in basic materials, such as aluminum and paper companies.

We increased our emphasis on healthcare industry stocks, where we saw attractive stock valuations and fundamentally strong, growing businesses. We added pharmaceutical companies, hospital companies and healthcare services. Although healthcare stocks did not enjoy strong performance in 1999, we saw attractive value and the potential for strong, long-term performance. Among the companies in which we invested were Merck and American Home Products, two leading pharmaceutical companies; Health Management Associates, a hospital management company; and Quest Diagnostics, which is involved in medical testing. One major holding, Pharmacia & Upjohn, had somewhat disappointing performance during the period because of controversy over its acquisition of Monsanto. We believe, however, that Pharmacia & Upjohn has very strong long-term potential.

Our technology holdings tended to be long-term industry leaders such as Intel, Motorola, Hewlett-Packard and IBM, all of which performed well. We also added some mid-cap names such as Symantec, a software company that rebounded well, Varian, a semi-conductor company, and Keane Inc., another software company.

                                Top 10 Holdings
                                ---------------
                   (as a percentage of 1/31/2000 net assets)

Exxon Mobile Corp.                                                          5.3%
UnionBancal Corp.                                                           2.8%
AMBAC Financial Group, Inc.                                                 2.3%
GTE Corp.                                                                   2.3%
Federal National Mortgage Assoc.                                            2.1%
General Electric Co.                                                        2.0%
American Power Conversion Corp.                                             1.9%
FleetBoston Financial Corp.                                                 1.9%
BellSouth Corp.                                                             1.7%
Citigroup, Inc.                                                             1.7%

What is your outlook?

Long-term, we are very bullish, although we may have to wait for an end of the market's infatuation with high-priced technology stocks. We think recent market activity has created some very attractive values in selected sectors, such as financial services, where we believe there are many very good companies whose stocks are trading at excellent values. Healthcare and utility industry stocks also offer some interesting values.

We believe that if and when investors start paying more attention to stock valuations, there are some very strong underpinnings for a sustained rally in value-oriented stocks. One of the important factors that will affect the market, however, is the Federal Reserve Board and whether it can successfully engineer a "soft landing" in the economy.

                                   EVERGREEN
                                 Blue Chip Fund
                              Financial Highlights
                (For a share outstanding throughout each period)


                                     Six Months Ended  Year Ended July 31,
                                    January 31, 2000 # ----------------------
                                       (Unaudited)       1999      1998 (a)
CLASS A SHARES
Net asset value, beginning of
 period                                   $32.88       $   30.42   $   27.39
                                          ------       ---------   ---------
Income from investment operations
Net investment income (loss)               (0.02)           0.05        0.08
Net realized and unrealized gains
 on securities                              4.09            4.82        3.01
                                          ------       ---------   ---------
Total from investment operations            4.07            4.87        3.09
                                          ------       ---------   ---------
Distributions to shareholders from
Net investment income                          0           (0.03)      (0.06)
Net realized gains                         (2.40)          (2.38)          0
                                          ------       ---------   ---------
Total distributions                        (2.40)          (2.41)      (0.06)
                                          ------       ---------   ---------
Net asset value, end of period            $34.55       $   32.88   $   30.42
                                          ------       ---------   ---------
Total return*                              12.44%          17.29%      11.29%
Ratios and supplemental data
Net assets, end of period
 (millions)                               $  466       $     382   $     285
Ratios to average net assets
 Expenses**                                 1.17%+          1.20%       1.20%+
 Net investment income (loss)              (0.09%)+         0.19%       0.49%+
Portfolio turnover rate                       66%            111%        112%

                          Six Months Ended  Year Ended July 31,        Year Ended August 31,
                         January 31, 2000 # -----------------------   -------------------------
                            (Unaudited)       1999       1998 (b)      1997     1996     1995
CLASS B SHARES
Net asset value,
 beginning of period           $32.54       $   30.35    $   29.79    $ 25.05  $ 22.98  $ 23.21
                               ------       ---------    ---------    -------  -------  -------
Income from investment
 operations
Net investment income
 (loss)                         (0.14)          (0.05)       (0.12)      0.15     0.12     0.25
Net realized and
 unrealized gains on
 securities                      4.03            4.62         5.72       7.97     3.69     2.66
                               ------       ---------    ---------    -------  -------  -------
Total from investment
 operations                      3.89            4.57         5.60       8.12     3.81     2.91
                               ------       ---------    ---------    -------  -------  -------
Distributions to
 shareholders from
Net investment income               0               0        (0.08)     (0.20)   (0.76)   (0.36)
Net realized gains              (2.40)          (2.38)       (4.96)     (3.18)   (0.98)   (2.78)
                               ------       ---------    ---------    -------  -------  -------
Total distributions             (2.40)          (2.38)       (5.04)     (3.38)   (1.74)   (3.14)
                               ------       ---------    ---------    -------  -------  -------
Net asset value, end of
 period                        $34.03       $   32.54    $   30.35    $ 29.79  $ 25.05  $ 22.98
                               ------       ---------    ---------    -------  -------  -------
Total return*                   12.01%          16.26%       20.89%     34.76%   17.31%   13.87%
Ratios and supplemental
 data
Net assets, end of
 period (millions)             $  376       $     255    $     118    $   313  $   225  $   199
Ratios to average net
 assets
 Expenses**                      1.92%+          1.95%        1.68%+     1.57%    1.85%    1.75%
 Net investment income
  (loss)                        (0.85%)+        (0.60%)      (0.02%)+    0.55%    0.52%    1.09%
Portfolio turnover rate            66%            111%         112%       109%     139%     115%

(a) For the period from January 20, 1998 (commencement of class operations) to July 31, 1998.
(b) For the eleven months ended July 31, 1998. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 1998.
*    Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes expense reductions.
+    Annualized.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                 Blue Chip Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                          Year Ended July
                                        Six Months Ended        31,
                                       January 31, 2000 # -----------------
                                          (Unaudited)      1999    1998 (a)
CLASS C SHARES
Net asset value, beginning of period         $32.63       $30.40    $27.70
                                             ------       ------    ------
Income from investment operations
Net investment income (loss)                  (0.14)       (0.11)        0
Net realized and unrealized gains on
 securities                                    4.04         4.72      2.72
                                             ------       ------    ------
Total from investment operations               3.90         4.61      2.72
                                             ------       ------    ------
Distributions to shareholders from
Net investment income                             0            0     (0.02)
Net realized gains                            (2.40)       (2.38)        0
                                             ------       ------    ------
Total distributions                           (2.40)       (2.38)    (0.02)
                                             ------       ------    ------
Net asset value, end of period               $34.13       $32.63    $30.40
                                             ------       ------    ------
Total return*                                 12.01%       16.37%     9.80%
Ratios and supplemental data
Net assets, end of period (thousands)        $7,035       $2,969    $  780
Ratios to average net assets
 Expenses**                                    1.93%+       1.95%     2.02%+
 Net investment loss                          (0.87%)+     (0.67%)   (0.27%)+
Portfolio turnover rate                          66%         111%      112%

                                        Six Months Ended
                                       January 31, 2000 #   Period Ended
                                          (Unaudited)     July 31, 1999 (b)
CLASS Y SHARES
Net asset value, beginning of period         $32.62            $32.30
                                             ------            ------
Income from investment operations
Net investment income                          0.01                 0
Net realized and unrealized gains on
 securities                                    4.07              0.32
                                             ------            ------
Total from investment operations               4.08              0.32
                                             ------            ------
Distributions to shareholders from
Net realized gains                            (2.40)                0
                                             ------            ------
Total distributions                           (2.40)                0
                                             ------            ------
Net asset value, end of period               $34.30            $32.62
                                             ------            ------
Total return                                  12.58%             0.99%
Ratios and supplemental data
Net assets, end of period (thousands)        $6,646            $  789
Ratios to average net assets
 Expenses**                                    0.94%+            0.95%+
 Net investment income                         0.08%+            0.08%+
Portfolio turnover rate                          66%              111%

(a) For the period from January 22, 1998 (commencement of class operations) to July 31, 1998.
(b) For the period from April 30, 1999 (commencement of class operations) to July 31, 1999.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes expense reductions.
+   Annualized.
# Net investment income is based on average shares outstanding during the pe-riod.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               Equity Income Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                         Six Months Ended    Year Ended July 31,        Year Ended November 30,
                         January 31, 2000 ---------------------------   ------------------------
                           (Unaudited)    1999 #     1998    1997 (a)      1996         1995
CLASS A SHARES
Net asset value,
 beginning of period         $ 20.17      $ 21.65  $  20.69  $ 17.33    $     13.83  $     11.75
                             -------      -------  --------  -------    -----------  -----------
Income from investment
 operations
Net investment income           0.15         0.33      0.21     0.18           0.26         0.25
Net realized and
 unrealized gains or
 losses on securities          (1.43)        1.22      2.46     3.34           3.83         2.80
                             -------      -------  --------  -------    -----------  -----------
Total from investment
 operations                    (1.28)        1.55      2.67     3.52           4.09         3.05
                             -------      -------  --------  -------    -----------  -----------
Distributions to
 shareholders from
Net investment income          (0.19)       (0.29)    (0.19)   (0.16)         (0.26)       (0.32)
Net realized gains             (2.99)       (2.74)    (1.52)       0          (0.33)       (0.65)
                             -------      -------  --------  -------    -----------  -----------
Total distributions            (3.18)       (3.03)    (1.71)   (0.16)         (0.59)       (0.97)
                             -------      -------  --------  -------    -----------  -----------
Net asset value, end of
 period                      $ 15.71      $ 20.17  $  21.65  $ 20.69    $     17.33  $     13.83
                             -------      -------  --------  -------    -----------  -----------
Total return*                  (7.11%)       8.20%    13.85%   20.40%         29.83%       26.57%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)          $38,680      $50,213  $ 52,667  $47,812    $    40,487  $    27,037
Ratios to average net
 assets
 Expenses**                     1.20%+       1.17%     1.21%    1.24%+         1.41%        1.69%
 Net investment income          1.66%+       1.68%     1.01%    1.46%+         1.66%        1.94%
Portfolio turnover rate           34%         106%       66%      41%            41%          77%

                         Six Months Ended    Year Ended July 31,        Year Ended November 30,
                         January 31, 2000 ---------------------------   ------------------------
                           (Unaudited)    1999 #     1998    1997 (a)      1996         1995
CLASS B SHARES

Net asset value,
 beginning of period         $ 20.06      $ 21.56  $  20.63  $ 17.31    $     13.84  $     11.77
                             -------      -------  --------  -------    -----------  -----------
Income from investment
 operations
Net investment income           0.08         0.18      0.06     0.09           0.15         0.15
Net realized and
 unrealized gains or
 losses on securities          (1.43)        1.21      2.45     3.31           3.80         2.82
                             -------      -------  --------  -------    -----------  -----------
Total from investment
 operations                    (1.35)        1.39      2.51     3.40           3.95         2.97
                             -------      -------  --------  -------    -----------  -----------
Distributions to
 shareholders from
Net investment income          (0.12)       (0.15)    (0.06)   (0.08)         (0.15)       (0.25)
Net realized gains             (2.99)       (2.74)    (1.52)       0          (0.33)       (0.65)
                             -------      -------  --------  -------    -----------  -----------
Total distributions            (3.11)       (2.89)    (1.58)   (0.08)         (0.48)       (0.90)
                             -------      -------  --------  -------    -----------  -----------

Net asset value, end of
 period                      $ 15.60      $ 20.06  $  21.56  $ 20.63    $     17.31  $     13.84
                             -------      -------  --------  -------    -----------  -----------
Total return*                  (7.49%)       7.39%    13.01%   19.68%         28.73%       25.59%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)          $55,956      $78,049  $105,748  $94,309    $    43,526  $    20,605
Ratios to average net
 assets
 Expenses**                     1.95%+       1.93%     1.97%    2.02%+         2.18%        2.47%
 Net investment income          0.91%+       0.91%     0.25%    0.58%+         0.88%        1.06%
Portfolio turnover rate           34%         106%       66%      41%            41%          77%

(a) For the eight months ended July 31, 1997. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes expense reductions.
+   Annualized.
# Net investment income is based on average shares outstanding during the pe-riod.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               Equity Income Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                         Six Months Ended   Year Ended July 31,        Year Ended November 30,
                         January 31, 2000 --------------------------   -----------------------
                           (Unaudited)    1999 #    1998    1997 (a)       1996         1995
CLASS C SHARES
Net asset value,
 beginning of period         $ 20.08      $ 21.58  $ 20.65  $ 17.32    $      13.85  $     11.78
                             -------      -------  -------  -------    ------------  -----------
Income from investment
 operations
Net investment income           0.08         0.18     0.05     0.09            0.14         0.16
Net realized and
 unrealized gains or
 losses on securities          (1.43)        1.21     2.46     3.32            3.81         2.81
                             -------      -------  -------  -------    ------------  -----------
Total from investment
 operations                    (1.35)        1.39     2.51     3.41            3.95         2.97
                             -------      -------  -------  -------    ------------  -----------
Distributions to
 shareholders from
Net investment income          (0.12)       (0.15)   (0.06)   (0.08)          (0.15)       (0.25)
Net realized gains             (2.99)       (2.74)   (1.52)       0           (0.33)       (0.65)
                             -------      -------  -------  -------    ------------  -----------
Total distributions            (3.11)       (2.89)   (1.58)   (0.08)          (0.48)       (0.90)
                             -------      -------  -------  -------    ------------  -----------
Net asset value, end of
 period                      $ 15.62      $ 20.08  $ 21.58  $ 20.65    $      17.32  $     13.85
                             -------      -------  -------  -------    ------------  -----------
Total return*                  (7.49%)       7.38%   12.99%   19.73%          28.71%       25.57%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)          $11,938      $16,952  $20,851  $21,125    $     14,562  $     9,503
Ratios to average net
 assets
 Expenses**                     1.95%+       1.93%    1.97%    2.01%+          2.17%        2.47%
 Net investment income          0.91%+       0.91%    0.25%    0.66%+          0.89%        1.16%
Portfolio turnover rate           34%         106%      66%      41%             41%          77%

                                   Six Months Ended  Year Ended July 31,
                                   January 31, 2000 ------------------------
                                     (Unaudited)    1999 #   1998   1997 (b)
CLASS Y SHARES
Net asset value, beginning of
 period                                 $20.12      $21.61  $20.62   $17.74
                                        ------      ------  ------   ------
Income from investment operations
Net investment income                     0.24        0.37    0.24     0.18
Net realized and unrealized gains
 or losses on securities                 (1.50)       1.22    2.51     2.86
                                        ------      ------  ------   ------
Total from investment operations         (1.26)       1.59    2.75     3.04
                                        ------      ------  ------   ------
Distributions to shareholders
Net investment income                    (0.21)      (0.34)  (0.24)   (0.16)
Net realized gains                       (2.99)      (2.74)  (1.52)       0
                                        ------      ------  ------   ------
Total distributions                      (3.20)      (3.08)  (1.76)   (0.16)
                                        ------      ------  ------   ------
Net asset value, end of period          $15.66      $20.12  $21.61   $20.62
                                        ------      ------  ------   ------
Total return                             (7.00%)      8.44%  14.29%   17.22%
Ratios and supplemental data
Net assets, end of period
 (thousands)                            $  105      $  651  $  111   $   93
Ratios to average net assets
 Expenses**                               0.93%+      0.87%   0.93%    1.34%+
 Net investment income                    1.88%+      1.98%   1.31%    0.79%+
Portfolio turnover rate                     34%        106%     66%      41%

(a) For the eight months ended July 31, 1997. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 1997.
(b) For the period from January 13, 1997 (commencement of class operations) to July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes expense reductions.
+   Annualized.
# Net investment income is based on average shares outstanding during the pe-riod.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Growth and Income Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                         Six Months Ended  Year Ended July 31,         Year Ended December 31,
                         January 31, 2000 --------------------------   -----------------------
                           (Unaudited)     1999     1998    1997 (b)      1996         1995 (a)
CLASS A SHARES
Net asset value,
 beginning of period          $29.56      $29.14   $27.26    $22.53    $     18.63    $     14.48
                              ------      ------   ------    ------    -----------    -----------
Income from investment
 operations
Net investment income
 (loss)                        (0.03)       0.10     0.16      0.08           0.12           0.13
Net realized and
 unrealized gains on
 securities                     1.43        1.16     2.86      4.72           4.26           4.64
                              ------      ------   ------    ------    -----------    -----------
Total from investment
 operations                     1.40        1.26     3.02      4.80           4.38           4.77
                              ------      ------   ------    ------    -----------    -----------
Distributions to
 shareholders from
Net investment income              0       (0.06)   (0.13)    (0.07)         (0.13)         (0.14)
Net realized gains             (0.60)      (0.78)   (1.01)        0          (0.35)         (0.48)
                              ------      ------   ------    ------    -----------    -----------
Total distributions            (0.60)      (0.84)   (1.14)    (0.07)         (0.48)         (0.62)
                              ------      ------   ------    ------    -----------    -----------
Net asset value, end of
 period                       $30.36      $29.56   $29.14    $27.26    $     22.53    $     18.63
                              ------      ------   ------    ------    -----------    -----------
Total return*                   4.77%       4.48%   11.26%    21.33%         23.50%         33.00%
Ratios and supplemental
 data
Net assets, end of
 period (millions)            $  234      $  250   $  296    $  166    $        85    $        19
Ratios to average net
 assets
 Expenses**                     1.46%+      1.43%    1.46%     1.47%+         1.41%          1.55%+
 Net investment income
  (loss)                       (0.25%)+     0.33%    0.61%     0.57%+         0.70%          0.99%+
Portfolio turnover rate           33%         39%      20%        6%            14%            17%

                         Six Months Ended  Year Ended July 31,         Year Ended December 31,
                         January 31, 2000 --------------------------   -----------------------
                           (Unaudited)     1999     1998    1997 (b)      1996         1995 (a)
CLASS B SHARES
Net asset value,
 beginning of period          $29.14      $28.88   $27.10    $22.43    $     18.59    $     14.48
                              ------      ------   ------    ------    -----------    -----------
Income from investment
 operations
Net investment income
 (loss)                        (0.18)      (0.14)   (0.02)    (0.02)             0           0.05
Net realized and
 unrealized gains on
 securities                     1.45        1.18     2.81      4.69           4.20           4.61
                              ------      ------   ------    ------    -----------    -----------
Total from investment
 operations                     1.27        1.04     2.79      4.67           4.20           4.66
                              ------      ------   ------    ------    -----------    -----------
Distributions to
 shareholders from
Net investment income              0           0        0         0          (0.01)         (0.07)
Net realized gains             (0.60)      (0.78)   (1.01)        0          (0.35)         (0.48)
                              ------      ------   ------    ------    -----------    -----------
Total distributions            (0.60)      (0.78)   (1.01)        0          (0.36)         (0.55)
                              ------      ------   ------    ------    -----------    -----------
Net asset value, end of
 period                       $29.81      $29.14   $28.88    $27.10    $     22.43    $     18.59
                              ------      ------   ------    ------    -----------    -----------
Total return*                   4.39%       3.73%   10.44%    20.82%         22.60%         32.20%
Ratios and supplemental
 data
Net assets, end of
 period (millions)            $  799      $  891   $1,000    $  542    $       245    $        46
Ratios to average net
 assets
 Expenses**                     2.21%+      2.18%    2.21%     2.25%+         2.17%          2.24%+
 Net investment income
  (loss)                       (1.01%)+    (0.43%)  (0.14%)   (0.19%)+       (0.06%)         0.30%+
Portfolio turnover rate           33%         39%      20%        6%            14%            17%

(a) For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes expense reductions.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Growth and Income Fund
                              Financial Highlights
                (For a share outstanding throughout each period)


                         Six Months Ended  Year Ended July 31,         Year Ended December 31,
                         January 31, 2000 --------------------------   -----------------------
                           (Unaudited)     1999     1998    1997 (b)      1996         1995 (a)
CLASS C SHARES
Net asset value,
 beginning of period          $29.14      $28.89   $27.10    $22.43    $     18.58    $     14.48
                              ------      ------   ------    ------    -----------    -----------
Income from investment
 operations
Net investment income
 (loss)                        (0.20)      (0.16)   (0.02)    (0.02)             0           0.06
Net realized and
 unrealized gains on
 securities                     1.47        1.19     2.82      4.69           4.21           4.60
                              ------      ------   ------    ------    -----------    -----------
Total from investment
 operations                     1.27        1.03     2.80      4.67           4.21           4.66
                              ------      ------   ------    ------    -----------    -----------
Distributions to
 shareholders from
Net investment income              0           0        0         0          (0.01)         (0.08)
Net realized gains             (0.60)      (0.78)   (1.01)        0          (0.35)         (0.48)
                              ------      ------   ------    ------    -----------    -----------
Total distributions            (0.60)      (0.78)   (1.01)        0          (0.36)         (0.56)
                              ------      ------   ------    ------    -----------    -----------
Net asset value, end of
 period                       $29.81      $29.14   $28.89    $27.10    $     22.43    $     18.58
                              ------      ------   ------    ------    -----------    -----------
Total return*                   4.39%       3.69%   10.47%    20.82%         22.60%         32.20%
Ratios and supplemental
 data
Net assets, end of
 period (millions)            $   30      $   37   $   50    $   24    $        10    $        20
Ratios to average net
 assets
 Expenses**                     2.21%+      2.18%    2.21%     2.25%+         2.17%          2.15%+
 Net investment income
  (loss)                       (1.00%)+    (0.42%)  (0.13%)   (0.19%)+       (0.06%)         0.35%+
Portfolio turnover rate           33%         39%      20%        6%            14%            17%

                         Six Months Ended  Year Ended July 31,      Year Ended December 31,
                         January 31, 2000 ------------------------  -----------------------
                           (Unaudited)     1999    1998   1997 (b)     1996         1995
CLASS Y SHARES
Net asset value,
 beginning of period          $29.65      $29.19  $27.29   $22.55   $     18.64  $     14.52
                              ------      ------  ------   ------   -----------  -----------
Income from investment
 operations
Net investment income           0.03        0.19    0.24     0.11          0.18         0.18
Net realized and
 unrealized gains on
 securities                     1.42        1.15    2.87     4.73          4.25         4.59
                              ------      ------  ------   ------   -----------  -----------
Total from investment
 operations                     1.45        1.34    3.11     4.84          4.43         4.77
                              ------      ------  ------   ------   -----------  -----------
Distributions to
 shareholders from
Net investment income              0       (0.10)  (0.20)   (0.10)        (0.17)       (0.17)
Net realized gains             (0.60)      (0.78)  (1.01)       0         (0.35)       (0.48)
                              ------      ------  ------   ------   -----------  -----------
Total distributions            (0.60)      (0.88)  (1.21)   (0.10)        (0.52)       (0.65)
                              ------      ------  ------   ------   -----------  -----------
Net asset value, end of
 period                       $30.50      $29.65  $29.19   $27.29   $     22.55  $     18.64
                              ------      ------  ------   ------   -----------  -----------
Total return                    4.92%       4.75%  11.56%   21.52%        23.80%       32.90%
Ratios and supplemental
 data
Net assets, end of
 period (millions)            $  553      $  634  $  801   $  616   $       442  $       141
Ratios to average net
 assets
 Expenses**                     1.21%+      1.18%   1.20%    1.21%+        1.16%        1.27%
 Net investment income          0.00%+      0.57%   0.86%    0.82%+        0.93%        1.11%
Portfolio turnover rate           33%         39%     20%       6%           14%          17%

(a) For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes expense reductions.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Income and Growth Fund
                              Financial Highlights
                (For a share outstanding throughout each period)


                                                                           Year Ended
                         Six Months Ended     Year Ended July 31,          January 31,
                         January 31, 2000 -----------------------------  ----------------
                           (Unaudited)     1999 #    1998    1997 (a) #   1997     1996
CLASS A SHARES
Net asset value,
 beginning of period         $  22.57     $  23.19  $ 23.94   $ 21.79    $ 20.15  $ 17.28
                             --------     --------  -------   -------    -------  -------
Income from investment
 operations
Net investment income            0.37         0.94     1.05      0.52       1.02     1.01
Net realized and
 unrealized gains or
 losses on securities           (0.16)        1.50     0.81      2.15       1.67     2.94
                             --------     --------  -------   -------    -------  -------
Total from investment
 operations                      0.21         2.44     1.86      2.67       2.69     3.95
                             --------     --------  -------   -------    -------  -------
Distributions to
 shareholders from
Net investment income           (0.51)       (0.93)   (1.02)    (0.52)     (1.05)   (1.08)
Net realized gains              (0.40)       (2.13)   (1.59)        0          0        0
                             --------     --------  -------   -------    -------  -------
Total distributions             (0.91)       (3.06)   (2.61)    (0.52)     (1.05)   (1.08)
                             --------     --------  -------   -------    -------  -------
Net asset value, end of
 period                      $  21.87     $  22.57  $ 23.19   $ 23.94    $ 21.79  $ 20.15
                             --------     --------  -------   -------    -------  -------
Total return*                    1.03%       12.14%    7.93%    12.45%     13.80%   23.40%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)          $ 36,138     $ 35,714  $15,005   $11,955    $ 9,678  $ 4,412
Ratios to average net
 assets
 Expenses**                      1.49%+       1.46%    1.50%     1.45%+     1.44%    1.36%
 Net investment income           3.14%+       4.39%    4.20%     4.69%+     4.93%    5.39%
Portfolio turnover rate            44%         124%     133%       72%       168%     138%

                                                                           Year Ended
                         Six Months Ended     Year Ended July 31,          January 31,
                         January 31, 2000 -----------------------------  ----------------
                           (Unaudited)     1999 #    1998    1997 (a) #   1997     1996
CLASS B SHARES
Net asset value,
 beginning of period         $  22.38     $  23.04  $ 23.81   $ 21.69    $ 20.08  $ 17.28
Income from investment
 operations
Net investment income            0.24         0.76     0.86      0.43       0.89     0.91
                             --------     --------  -------   -------    -------  -------
Net realized and
 unrealized gains or
 losses on securities           (0.11)        1.51     0.81      2.15       1.64     2.87
                             --------     --------  -------   -------    -------  -------
Total from investment
 operations                      0.13         2.27     1.67      2.58       2.53     3.78
                             --------     --------  -------   -------    -------  -------
Distributions to
 shareholders from
Net investment income           (0.43)       (0.80)   (0.85)    (0.46)     (0.92)   (0.98)
Net realized gains              (0.40)       (2.13)   (1.59)        0          0        0
                             --------     --------  -------   -------    -------  -------
Total distributions             (0.83)       (2.93)   (2.44)    (0.46)     (0.92)   (0.98)
                             --------     --------  -------   -------    -------  -------
Net asset value, end of
 period                      $  21.68     $  22.38  $ 23.04   $ 23.81    $ 21.69  $ 20.08
                             --------     --------  -------   -------    -------  -------
Total return*                    0.64%       11.34%    7.13%    12.06%     13.00%   22.40%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)          $157,782     $185,177  $54,544   $43,977    $35,323  $14,750
Ratios to average net
 assets
 Expenses**                      2.23%+       2.21%    2.25%     2.20%+     2.19%    2.11%
 Net investment income           2.38%+       3.61%    3.46%     3.94%+     4.17%    4.69%
Portfolio turnover rate            44%         124%     133%       72%       168%     138%

(a) For the six months ended July 31, 1997. The Fund changed its fiscal year end from January 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes expense reductions.
+   Annualized.
# Net investment income is based on average shares outstanding during the pe-riod.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Income and Growth Fund
                              Financial Highlights
                (For a share outstanding throughout each period)


                         Six Months Ended   Year Ended July 31,      Year Ended January 31,
                         January 31, 2000 ------------------------- ---------------------
                           (Unaudited)    1999 #   1998   1997 (a) #    1997         1996
CLASS C SHARES
Net asset value,
 beginning of period          $22.38      $23.04  $23.81    $21.69   $     20.08  $     17.27
                              ------      ------  ------    ------   -----------  -----------
Income from investment
 operations
Net investment income           0.25        0.76    0.87      0.44          0.87         0.90
Net realized and
 unrealized gains or
 losses on securities          (0.12)       1.51    0.80      2.14          1.66         2.89
                              ------      ------  ------    ------   -----------  -----------
Total from investment
 operations                     0.13        2.27    1.67      2.58          2.53         3.79
                              ------      ------  ------    ------   -----------  -----------
Distributions to
 shareholders from
Net investment income          (0.43)      (0.80)  (0.85)    (0.46)        (0.92)       (0.98)
Net realized gains             (0.40)      (2.13)  (1.59)        0             0            0
                              ------      ------  ------    ------   -----------  -----------
Total distributions            (0.83)      (2.93)  (2.44)    (0.46)        (0.92)       (0.98)
                              ------      ------  ------    ------   -----------  -----------
Net asset value, end of
 period                       $21.68      $22.38  $23.04    $23.81   $     21.69  $     20.08
                              ------      ------  ------    ------   -----------  -----------
Total return*                   0.64%      11.34%   7.13%    12.06%        12.90%       22.40%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)           $2,326      $2,502  $1,259    $  950   $       982  $       523
Ratios to average net
 assets
 Expenses**                     2.24%+      2.21%   2.25%     2.20%+        2.19%        2.11%
 Net investment income          2.37%+      3.60%   3.48%     4.06%+        4.15%        4.67%
Portfolio turnover rate           44%        124%    133%       72%          168%         138%

                         Six Months Ended   Year Ended July 31,      Year Ended January 31,
                         January 31, 2000 ------------------------- ---------------------
                           (Unaudited)    1999 #   1998   1997 (a) #    1997         1996
CLASS Y SHARES
Net asset value,
 beginning of period          $22.58      $23.22  $23.98    $21.81   $     20.16  $     17.28
                              ------      ------  ------    ------   -----------  -----------
Income from investment
 operations
Net investment income           0.37        0.99    1.02      0.55          1.08         1.10
Net realized and
 unrealized gains or
 losses on securities          (0.14)       1.52    0.89      2.16          1.66         2.87
                              ------      ------  ------    ------   -----------  -----------
Total from investment
 operations                     0.23        2.51    1.91      2.71          2.74         3.97
                              ------      ------  ------    ------   -----------  -----------
Distributions to
 shareholders from
Net investment income          (0.54)      (1.02)  (1.08)    (0.54)        (1.09)       (1.09)
Net realized gains             (0.40)      (2.13)  (1.59)        0             0            0
                              ------      ------  ------    ------   -----------  -----------
Total distributions            (0.94)      (3.15)  (2.67)    (0.54)        (1.09)       (1.09)
                              ------      ------  ------    ------   -----------  -----------
Net asset value, end of
 period                       $21.88      $22.58  $23.22    $23.98   $     21.81  $     20.16
                              ------      ------  ------    ------   -----------  -----------
Total return                    1.16%      12.46%   8.16%    12.65%        14.10%       23.50%
Ratios and supplemental
 data
Net assets, end of
 period (millions)            $  803      $  847  $  880    $  900   $       858  $       914
Ratios to average net
 assets
 Expenses**                     1.23%+      1.21%   1.25%     1.20%+        1.18%        1.19%
 Net investment income          3.36%+      4.61%   4.46%     4.97%+        5.14%        5.70%
Portfolio turnover rate           44%        124%    133%       72%          168%         138%

(a) For the six months ended July 31, 1997. The Fund changed its fiscal year end from January 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes expense reductions.
+   Annualized.
# Net investment income is based on average shares outstanding during the pe-riod.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Small Cap Value Fund
                              Financial Highlights
                (For a share outstanding throughout each period)


                         Six Months Ended     Year Ended July 31,        Year Ended December 31,
                         January 31, 2000 ----------------------------- -------------------------
                           (Unaudited)      1999      1998    1997 (b) #    1996        1995 (a)
CLASS A SHARES
Net asset value,
 beginning of period         $ 15.57      $  15.75  $  15.69    $13.10   $     11.57   $      9.64
                             -------      --------  --------    ------   -----------   -----------
Income from investment
 operations
Net investment income           0.05          0.26      0.29      0.14          0.34          0.34
Net realized and
 unrealized gains or
 losses on securities          (1.35)         0.04      0.24      2.59          2.13          2.45
                             -------      --------  --------    ------   -----------   -----------
Total from investment
 operations                    (1.30)         0.30      0.53      2.73          2.47          2.79
                             -------      --------  --------    ------   -----------   -----------
Distributions to
 shareholders from
Net investment income          (0.04)        (0.30)    (0.28)    (0.13)        (0.34)        (0.37)
Net realized gains                 0         (0.18)    (0.19)    (0.01)        (0.60)        (0.49)
                             -------      --------  --------    ------   -----------   -----------
Total distributions            (0.04)        (0.48)    (0.47)    (0.14)        (0.94)        (0.86)
                             -------      --------  --------    ------   -----------   -----------
Net asset value, end of
 period                      $ 14.23      $  15.57  $  15.75    $15.69   $     13.10   $     11.57
                             -------      --------  --------    ------   -----------   -----------
Total return*                  (8.38%)        2.17%     3.24%    20.99%        22.00%        29.50%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)          $46,790      $ 59,451  $ 54,142    $4,239   $       336   $       216
Ratios to average net
 assets
Expenses**                     1.69%+        1.67%     1.68%     1.71%+        1.75%         1.75%+
 Net investment income          0.65%+        1.85%     1.95%     1.88%+        3.08%         3.39%+
Portfolio turnover rate           39%           54%       18%       13%           50%           48%

                         Six Months Ended     Year Ended July 31,        Year Ended December 31,
                         January 31, 2000 ----------------------------- -------------------------
                           (Unaudited)      1999      1998    1997 (b) #    1996        1995 (a)
CLASS B SHARES
Net asset value,
 beginning of period         $ 15.48      $  15.67  $  15.64    $13.09   $     11.57   $      9.64
                             -------      --------  --------    ------   -----------   -----------
Income from investment
 operations
Net investment income
 (loss)                        (0.01)         0.16      0.19      0.08          0.27          0.28
Net realized and
 unrealized gains or
 losses on securities          (1.33)         0.02      0.22      2.57          2.11          2.43
                             -------      --------  --------    ------   -----------   -----------
Total from investment
 operations                    (1.34)         0.18      0.41      2.65          2.38          2.71
                             -------      --------  --------    ------   -----------   -----------
Distributions to
 shareholders from
Net investment income          (0.01)        (0.19)    (0.19)    (0.09)        (0.26)        (0.29)
Net realized gains                 0         (0.18)    (0.19)    (0.01)        (0.60)        (0.49)
                             -------      --------  --------    ------   -----------   -----------
Total distributions            (0.01)        (0.37)    (0.38)    (0.10)        (0.86)        (0.78)
                             -------      --------  --------    ------   -----------   -----------
Net asset value, end of
 period                      $ 14.13      $  15.48  $  15.67    $15.64   $     13.09   $     11.57
                             -------      --------  --------    ------   -----------   -----------
Total return*                  (8.66%)        1.35%     2.49%    20.37%        21.10%        28.70%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)          $80,534      $110,809  $130,191    $9,462   $       692   $       266
Ratios to average net
 assets
 Expenses**                     2.44%+        2.42%     2.43%     2.46%+        2.50%         2.50%+
 Net investment income
  (loss)                       (0.09%)+       1.15%     1.20%     1.12%+        2.39%         2.67%+
Portfolio turnover rate           39%           54%       18%       13%           50%           48%

(a) For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes expense reductions.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Small Cap Value Fund
                              Financial Highlights
                (For a share outstanding throughout each period)


                         Six Months Ended    Year Ended July 31,        Year Ended December 31,
                         January 31, 2000 ----------------------------  -----------------------
                           (Unaudited)     1999     1998    1997 (b) #     1996        1995 (a)
CLASS C SHARES
Net asset value,
 beginning of period         $ 15.46      $ 15.66  $ 15.63   $ 13.09    $     11.56   $      9.74
                             -------      -------  -------   -------    -----------   -----------
Income from investment
 operations
Net investment income
 (loss)                        (0.01)        0.16     0.19      0.10           0.28          0.28
Net realized and
 unrealized gains or
 losses on securities          (1.33)        0.01     0.22      2.54           2.10          2.33
                             -------      -------  -------   -------    -----------   -----------
Total from investment
 operations                    (1.34)        0.17     0.41      2.64           2.38          2.61
                             -------      -------  -------   -------    -----------   -----------
Distributions to
 shareholders from
Net investment income          (0.01)       (0.19)   (0.19)    (0.09)         (0.25)        (0.30)
Net realized gains                 0        (0.18)   (0.19)    (0.01)         (0.60)        (0.49)
                             -------      -------  -------   -------    -----------   -----------
Total distributions            (0.01)       (0.37)   (0.38)    (0.10)         (0.85)        (0.79)
                             -------      -------  -------   -------    -----------   -----------
Net asset value, end of
 period                      $ 14.11      $ 15.46  $ 15.66   $ 15.63    $     13.09   $     11.56
                             -------      -------  -------   -------    -----------   -----------
Total return*                 (8.67%)        1.28%    2.49%    20.30%         21.10%        27.30%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)          $15,309      $22,842  $26,197   $ 2,770    $        56   $        24
Ratios to average net
 assets
 Expenses**                     2.44%+       2.42%    2.43%     2.45%+         2.50%         2.50%+
 Net investment income
  (loss)                       (0.07%)+      1.15%    1.20%     1.20%+         2.33%         2.63%+
Portfolio turnover rate           39%          54%      18%       13%            50%           48%

                         Six Months Ended    Year Ended July 31,        Year Ended December 31,
                         January 31, 2000 ----------------------------  -----------------------
                           (Unaudited)     1999     1998    1997 (b) #     1996          1995
CLASS Y SHARES
Net asset value,
 beginning of period         $ 15.57      $ 15.77  $ 15.71   $ 13.12    $     11.58   $      9.70
                             -------      -------  -------   -------    -----------   -----------
Income from investment
 operations
Net investment income           0.09         0.33     0.34      0.19           0.38          0.38
Net realized and
 unrealized gains or
 losses on securities          (1.36)       (0.02)    0.24      2.56           2.13          2.38
                             -------      -------  -------   -------    -----------   -----------
Total from investment
 operations                    (1.27)        0.31     0.58      2.75           2.51          2.76
                             -------      -------  -------   -------    -----------   -----------
Distributions to
 shareholders from
Net investment income          (0.05)       (0.33)   (0.33)    (0.15)         (0.37)        (0.38)
Net realized gains                 0        (0.18)   (0.19)    (0.01)         (0.60)        (0.50)
                             -------      -------  -------   -------    -----------   -----------
Total distributions            (0.05)       (0.51)   (0.52)    (0.16)         (0.97)        (0.88)
                             -------      -------  -------   -------    -----------   -----------
Net asset value, end of
 period                      $ 14.25      $ 15.57  $ 15.77   $ 15.71    $     13.12   $     11.58
                             -------      -------  -------   -------    -----------   -----------
Total return                   (8.19%)       2.31%    3.57%    21.09%         22.40%        29.10%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)          $35,735      $56,903  $96,556   $42,374    $     8,592   $     4,806
Ratios to average net
 assets
 Expenses**                     1.44%+       1.42%    1.39%     1.39%+         1.50%         1.50%
 Net investment income          0.93%+       2.19%    2.23%     2.39%+         3.36%         3.56%
Portfolio turnover rate           39%          54%      18%       13%            50%           48%

(a) For the period from January 24, 1995 (commencement of class operations) to December 31, 1995.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes expense reductions.
+   Annualized.
# Net investment income is based on average shares outstanding during the pe-riod.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                  Utility Fund
                              Financial Highlights
                (For a share outstanding throughout each period)


                                                                           Year Ended
                         Six Months Ended    Year Ended July 31,          December 31,
                         January 31, 2000 ---------------------------   -----------------
                           (Unaudited)      1999     1998    1997 (a)    1996      1995
CLASS A SHARES
Net asset value,
 beginning of period         $  12.85     $  11.76  $ 11.45  $ 10.57    $ 10.80  $   9.00
                             --------     --------  -------  -------    -------  --------
Income from investment
 operations
Net investment income            0.16         0.42     0.43     0.25       0.41      0.44
Net realized and
 unrealized gains on
 securities                      2.43         2.37     1.44     0.87       0.05      2.25
                             --------     --------  -------  -------    -------  --------
Total from investment
 operations                      2.59         2.79     1.87     1.12       0.46      2.69
                             --------     --------  -------  -------    -------  --------
Distributions to
 shareholders from
Net investment income           (0.17)       (0.42)   (0.44)   (0.24)     (0.41)    (0.44)
Net realized gains              (1.18)       (1.28)   (1.12)       0      (0.28)    (0.45)
                             --------     --------  -------  -------    -------  --------
Total distributions             (1.35)       (1.70)   (1.56)   (0.24)     (0.69)    (0.89)
                             --------     --------  -------  -------    -------  --------
Net asset value, end of
 period                      $  14.09     $  12.85  $ 11.76  $ 11.45    $ 10.57  $  10.80
                             --------     --------  -------  -------    -------  --------
Total return*                   21.40%       26.05%   17.30%   10.72%      4.40%    30.70%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)          $135,061     $108,411  $95,300  $91,638    $96,243  $107,872
Ratios to average net
 assets
 Expenses**                      1.01%+       1.03%    0.99%    1.00%+     0.87%     0.79%
 Net investment income           2.44%+       3.60%    3.58%    3.85%+     3.87%     4.51%
Portfolio turnover rate            25%          46%      62%      50%        59%       88%

                                                                           Year Ended
                         Six Months Ended    Year Ended July 31,          December 31,
                         January 31, 2000 ---------------------------   -----------------
                           (Unaudited)      1999     1998    1997 (a)    1996      1995
CLASS B SHARES
Net asset value,
 beginning of period         $  12.86     $  11.76  $ 11.46  $ 10.58    $ 10.81  $   9.00
                             --------     --------  -------  -------    -------  --------
Income from investment
 operations
Net investment income            0.11         0.34     0.34     0.20       0.33      0.37
Net realized and
 unrealized gains on
 securities                      2.42         2.37     1.44     0.87       0.05      2.26
                             --------     --------  -------  -------    -------  --------
Total from investment
 operations                      2.53         2.71     1.78     1.07       0.38      2.63
                             --------     --------  -------  -------    -------  --------
Distributions to
 shareholders from
Net investment income           (0.12)       (0.33)   (0.36)   (0.19)     (0.33)    (0.37)
Net realized gains              (1.18)       (1.28)   (1.12)       0      (0.28)    (0.45)
                             --------     --------  -------  -------    -------  --------
Total distributions             (1.30)       (1.61)   (1.48)   (0.19)     (0.61)    (0.82)
                             --------     --------  -------  -------    -------  --------
Net asset value, end of
 period                      $  14.09     $  12.86  $ 11.76  $ 11.46    $ 10.58  $  10.81
                             --------     --------  -------  -------    -------  --------
Total return*                   20.85%       25.23%   16.31%   10.21%      3.60%    29.90%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)          $ 62,996     $ 54,839  $43,776  $36,738    $38,511  $ 35,662
Ratios to average net
 assets
 Expenses**                      1.76%+       1.77%    1.74%    1.75%+     1.62%     1.53%
 Net investment income           1.69%+       2.85%    2.82%    3.10%+     3.12%     3.78%
Portfolio turnover rate            25%          46%      62%      50%        59%       88%

(a) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes expense reductions.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                  Utility Fund
                              Financial Highlights
                (For a share outstanding throughout each period)


                         Six Months Ended  Year Ended July 31,      Year Ended December 31,
                         January 31, 2000 ------------------------  -----------------------
                           (Unaudited)     1999    1998   1997 (a)     1996         1995
CLASS C SHARES
Net asset value,
 beginning of period          $12.86      $11.76  $11.46   $10.58   $     10.82  $      9.01
                              ------      ------  ------   ------   -----------  -----------
Income from investment
 operations
Net investment income           0.12        0.34    0.34     0.20          0.33         0.37
Net realized and
 unrealized gains on
 securities                     2.42        2.37    1.44     0.87          0.04         2.26
                              ------      ------  ------   ------   -----------  -----------
Total from investment
 operations                     2.54        2.71    1.78     1.07          0.37         2.63
                              ------      ------  ------   ------   -----------  -----------
Distributions to
 shareholders from
Net investment income          (0.12)      (0.33)  (0.36)   (0.19)        (0.33)       (0.37)
Net realized gains             (1.18)      (1.28)  (1.12)       0         (0.28)       (0.45)
                              ------      ------  ------   ------   -----------  -----------
Total distributions            (1.30)      (1.61)  (1.48)   (0.19)        (0.61)       (0.82)
                              ------      ------  ------   ------   -----------  -----------
Net asset value, end of
 period                       $14.10      $12.86  $11.76   $11.46   $     10.58  $     10.82
                              ------      ------  ------   ------   -----------  -----------
Total return*                  20.94%      25.23%  16.31%   10.21%         3.50%       29.80%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)           $2,828      $  879  $  486   $  379   $       396  $       246
Ratios to average net
 assets
 Expenses**                     1.76%+      1.77%   1.74%    1.75%+        1.63%        1.54%
 Net investment income          1.71%+      2.74%   2.82%    3.10%+        3.13%        3.76%
Portfolio turnover rate           25%         46%     62%      50%           59%          88%

                         Six Months Ended  Year Ended July 31,      Year Ended December 31,
                         January 31, 2000 ------------------------  -----------------------
                           (Unaudited)     1999    1998   1997 (a)     1996         1995
CLASS Y SHARES
Net asset value,
 beginning of period          $12.86      $11.77  $11.46   $10.58   $     10.82  $      9.00
                              ------      ------  ------   ------   -----------  -----------
Income from investment
 operations
Net investment income           0.18        0.49    0.46     0.25          0.44         0.47
Net realized and
 unrealized gains on
 securities                     2.43        2.33    1.45     0.88          0.03         2.27
                              ------      ------  ------   ------   -----------  -----------
Total from investment
 operations                     2.61        2.82    1.91     1.13          0.47         2.74
                              ------      ------  ------   ------   -----------  -----------
Distributions to
 shareholders from
Net investment income          (0.19)      (0.45)  (0.48)   (0.25)        (0.43)       (0.47)
Net realized gains             (1.18)      (1.28)  (1.12)       0         (0.28)       (0.45)
                              ------      ------  ------   ------   -----------  -----------
Total distributions            (1.37)      (1.73)  (1.60)   (0.25)        (0.71)       (0.92)
                              ------      ------  ------   ------   -----------  -----------
Net asset value, end of
 period                       $14.10      $12.86  $11.77   $11.46   $     10.58  $     10.82
                              ------      ------  ------   ------   -----------  -----------
Total return                   21.53%      26.35%  17.60%   10.85%         4.50%       31.30%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)           $2,223      $2,123  $1,695   $1,627   $     2,000  $     7,791
Ratios to average net
 assets
 Expenses**                     0.76%+      0.77%   0.74%    0.74%+        0.61%        0.54%
 Net investment income          2.70%+      3.92%   3.82%    4.06%+        4.01%        4.76%
Portfolio turnover rate           25%         46%     62%      50%           59%          88%

(a) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes expense reductions.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                   Value Fund
                              Financial Highlights
                (For a share outstanding throughout each period)


                         Six Months Ended   Year Ended July 31,     Year Ended December 31,
                         January 31, 2000 ------------------------  -----------------------
                           (Unaudited)     1999    1998   1997 (a)     1996         1995
CLASS A SHARES
Net asset value,
 beginning of period          $24.86      $22.23  $24.64   $20.57   $     20.45  $     16.62
                              ------      ------  ------   ------   -----------  -----------
Income from investment
 operations
Net investment income           0.09        0.21    0.26     0.21          0.38         0.55
Net realized and
 unrealized gains or
 losses on securities          (1.74)       2.76    2.00     4.05          3.49         4.69
                              ------      ------  ------   ------   -----------  -----------
Total from investment
 operations                    (1.65)       2.97    2.26     4.26          3.87         5.24
                              ------      ------  ------   ------   -----------  -----------
Distributions to
 shareholders from
Net investment income          (0.09)      (0.21)  (0.29)   (0.19)        (0.41)       (0.51)
Net realized gains             (3.11)      (0.13)  (4.38)       0         (3.34)       (0.90)
                              ------      ------  ------   ------   -----------  -----------
Total distributions            (3.20)      (0.34)  (4.67)   (0.19)        (3.75)       (1.41)
                              ------      ------  ------   ------   -----------  -----------
Net asset value, end of
 period                       $20.01      $24.86  $22.23   $24.64   $     20.57  $     20.45
                              ------      ------  ------   ------   -----------  -----------
Total return*                  (7.36%)     13.48%   9.55%   20.78%        18.90%       31.80%
Ratios and supplemental
 data
Net assets, end of
 period (millions)            $  425      $  464  $  476   $  392   $       328  $       292
Ratios to average net
 assets
 Expenses**                     1.03%+      1.00%   1.01%    0.92%+        0.91%        0.90%
 Net investment income          0.80%+      0.93%   1.04%    1.66%+        1.77%        2.78%
Portfolio turnover rate           46%        110%     69%       6%           91%          53%


                         Six Months Ended    Year Ended July 31,    Year Ended December 31,
                         January 31, 2000 ------------------------  -----------------------
                           (Unaudited)     1999    1998   1997 (a)     1996         1995
CLASS B SHARES
Net asset value,
 beginning of period          $24.81      $22.20  $24.63   $20.58   $     20.45  $     16.62
                              ------      ------  ------   ------   -----------  -----------
Income from investment
 operations
Net investment income           0.01        0.04    0.08     0.12          0.22         0.39
Net realized and
 unrealized gains or
 losses on securities          (1.74)       2.75    1.99     4.03          3.50         4.70
                              ------      ------  ------   ------   -----------  -----------
Total from investment
 operations                    (1.73)       2.79    2.07     4.15          3.72         5.09
                              ------      ------  ------   ------   -----------  -----------
Distributions to
 shareholders from
Net investment income          (0.01)      (0.05)  (0.12)   (0.10)        (0.25)       (0.36)
Net realized gains             (3.11)      (0.13)  (4.38)       0         (3.34)       (0.90)
                              ------      ------  ------   ------   -----------  -----------
Total distributions            (3.12)      (0.18)  (4.50)   (0.10)        (3.59)       (1.26)
                              ------      ------  ------   ------   -----------  -----------
Net asset value, end of
 period                       $19.96      $24.81  $22.20   $24.63   $     20.58  $     20.45
                              ------      ------  ------   ------   -----------  -----------
Total return*                  (7.70%)     12.65%   8.73%   20.23%        18.10%       30.90%
Ratios and supplemental
 data
Net assets, end of
 period (millions)            $  237      $  332  $  326   $  276   $       197  $       141
Ratios to average net
 assets
 Expenses**                     1.78%+      1.75%   1.76%    1.67%+        1.66%        1.65%
 Net investment income          0.06%+      0.18%   0.30%    0.92%+        1.01%        2.04%
Portfolio turnover rate           46%        110%     69%       6%           91%          53%

(a) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes expense reductions.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                   Value Fund
                              Financial Highlights
                (For a share outstanding throughout each period)


                         Six Months Ended   Year Ended July 31,     Year Ended December 31,
                         January 31, 2000 ------------------------  -----------------------
                           (Unaudited)     1999    1998   1997 (a)     1996         1995
CLASS C SHARES
Net asset value,
 beginning of period          $24.79      $22.18  $24.61   $20.56   $     20.44  $     16.61
                              ------      ------  ------   ------   -----------  -----------
Income from investment
 operations
Net investment income           0.01        0.04    0.10     0.12          0.22         0.39
Net realized and
 unrealized gains or
 losses on securities          (1.74)       2.75    1.97     4.03          3.50         4.70
                              ------      ------  ------   ------   -----------  -----------
Total from investment
 operations                    (1.73)       2.79    2.07     4.15          3.72         5.09
                              ------      ------  ------   ------   -----------  -----------
Distributions to
 shareholders from
Net investment income          (0.01)      (0.05)  (0.12)   (0.10)        (0.26)       (0.36)
From net realized gains        (3.11)      (0.13)  (4.38)       0         (3.34)       (0.90)
                              ------      ------  ------   ------   -----------  -----------
Total distributions            (3.12)      (0.18)  (4.50)   (0.10)        (3.60)       (1.26)
                              ------      ------  ------   ------   -----------  -----------
Net asset value, end of
 period                       $19.94      $24.79  $22.18   $24.61   $     20.56  $     20.44
                              ------      ------  ------   ------   -----------  -----------
Total return*                  (7.71%)     12.66%   8.74%   20.25%        18.10%       30.90%
Ratios and supplemental
 data
Net assets, end of
 period (millions)            $    4      $    5  $    5   $    3   $         1  $         1
Ratios to average net
 assets
 Expenses**                     1.78%+      1.75%   1.76%    1.66%+        1.67%        1.65%
 Net investment income          0.06%+      0.18%   0.29%    0.94%+        1.00%        2.03%
Portfolio turnover rate           46%        110%     69%       6%           91%          53%

                         Six Months Ended   Year Ended July 31,     Year Ended December 31,
                         January 31, 2000 ------------------------  -----------------------
                           (Unaudited)     1999    1998   1997 (a)     1996         1995
CLASS Y SHARES
Net asset value,
 beginning of period          $24.87      $22.23  $24.64   $20.57   $     20.45  $     16.61
                              ------      ------  ------   ------   -----------  -----------
Income from investment
 operations
Net investment income           0.13        0.29    0.35     0.25          0.44         0.57
Net realized and
 unrealized gains or
 losses on securities          (1.75)       2.74    1.97     4.03          3.49         4.72
                              ------      ------  ------   ------   -----------  -----------
Total from investment
 operations                    (1.62)       3.03    2.32     4.28          3.93         5.29
                              ------      ------  ------   ------   -----------  -----------
Distributions to
 shareholders from
Net investment income          (0.12)      (0.26)  (0.35)   (0.21)        (0.47)       (0.55)
Net realized gains             (3.11)      (0.13)  (4.38)    0.00         (3.34)       (0.90)
                              ------      ------  ------   ------   -----------  -----------
Total distributions            (3.23)      (0.39)  (4.73)   (0.21)        (3.81)       (1.45)
                              ------      ------  ------   ------   -----------  -----------
Net asset value, end of
 period                       $20.02      $24.87  $22.23   $24.64   $     20.57  $     20.45
                              ------      ------  ------   ------   -----------  -----------
Total return                   (7.24%)     13.81%   9.79%   20.93%        19.20%       32.20%
Ratios and supplemental
 data
Net assets, end of
 period (millions)            $   88      $  132  $  183   $1,149   $       996  $       761
Ratios to average net
 assets
 Expenses**                     0.77%+      0.75%   0.70%    0.67%+        0.66%        0.65%
 Net investment income          1.07%+      1.20%   1.47%    1.91%+        2.02%        3.02%
Portfolio turnover rate           46%        110%     69%       6%           91%          53%

(a) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes expense reductions.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                 Blue Chip Fund
                            Schedule of Investments
                          January 31, 2000 (Unaudited)


   Shares                                                              Value

 COMMON STOCKS - 93.6%
             Automotive Equipment & Manufacturing - 1.2%
      66,300 Ford Motor Co.......................................   $  3,298,425
      88,400 General Motors Corp.................................      7,110,675
                                                                    ------------
                                                                      10,409,100
                                                                    ------------
             Banks - 2.0%
      80,801 Chase Manhattan Corp................................      6,499,430
     207,600 Mellon Financial Corp...............................      7,123,275
      79,100 Wells Fargo Co......................................      3,164,000
                                                                    ------------
                                                                      16,786,705
                                                                    ------------
             Capital Goods - 0.9%
     167,700 Deere & Co..........................................      7,326,394
                                                                    ------------
             Chemical & Agricultural
              Products - 0.7%
     149,700 Rohm & Haas Co......................................      6,324,825
                                                                    ------------
             Communication Systems & Services - 3.9%
     160,600 *Cisco Systems, Inc.................................     17,585,700
      75,900 Lucent Technologies, Inc............................      4,193,475
     149,200 *MCI WorldCom, Inc..................................      6,853,875
      92,500 *Tellabs, Inc.......................................      4,995,000
                                                                    ------------
                                                                      33,628,050
                                                                    ------------
             Consumer Products &
              Services - 2.2%
     123,600 Procter & Gamble Co.................................     12,468,150
     115,000 Whirlpool Corp......................................      6,698,750
                                                                    ------------
                                                                      19,166,900
                                                                    ------------
             Electrical Equipment &
              Services - 5.5%
     118,300 *Cypress Semiconductor Corp.........................      3,963,050
      74,900 Emerson Electric Co.................................      4,124,181
     238,100 General Electric Co.................................     31,756,588
     104,600 *Solectron Corp.....................................      7,596,575
                                                                    ------------
                                                                      47,440,394
                                                                    ------------
             Electronic Equipment &
              Services - 1.1%
     143,800 *Teradyne, Inc......................................      9,311,050
                                                                    ------------
             Finance & Insurance - 5.3%
      43,900 American Express Co.................................      7,235,269
     126,275 American International Group, Inc...................     13,148,384
     260,700 Citigroup, Inc. ....................................     14,973,956
      56,300 Lehman Brothers Holdings, Inc.......................      4,025,450
      97,200 Morgan Stanley, Dean Witter & Co. ..................      6,439,500
                                                                    ------------
                                                                      45,822,559
                                                                    ------------
             Food & Beverage Products - 3.7%
     104,100 Anheuser Busch Companies, Inc.......................      7,026,750
     101,600 Coca Cola Co........................................      5,835,650
     157,000 McDonald's Corp.....................................      5,838,438
     178,200 Pepsico, Inc........................................      6,081,075
     116,100 Seagram Co., Ltd....................................      6,741,056
                                                                    ------------
                                                                      31,522,969
                                                                    ------------

   Shares                                                              Value

 COMMON STOCKS - continued
             Healthcare Products &
              Services - 7.2%
      61,300 *Amgen, Inc.........................................   $  3,904,044
      57,100 *Biogen, Inc........................................      4,924,875
     456,100 *Health Management Associates, Inc., Cl. A .........      6,356,893
      36,700 Immunex Corp. (b)...................................      4,798,525
      84,800 Johnson & Johnson...................................      7,298,100
      46,000 MedImmune, Inc......................................      6,716,000
     260,100 Medtronic, Inc......................................     11,899,575
      18,100 PE Corp-PE Biosystems Group.........................      2,710,475
      96,800 United Healthcare Corp..............................      5,130,400
     118,000 *Wellpoint Health Networks, Inc., Cl. A.............      8,024,000
                                                                    ------------
                                                                      61,762,887
                                                                    ------------
             Information Services & Technology - 24.7%
     158,400 *America Online, Inc................................      9,018,900
     200,500 *American Power Conversion Corp.....................      5,532,547
      90,800 *Applied Materials, Inc.............................     12,462,300
      29,000 *CMGI, Inc. (b).....................................      3,264,313
      47,300 Computer Associates International, Inc..............      3,248,919
      87,800 *Dell Computer Corp.................................      3,374,812
     162,000 Electronic Data Systems Corp........................     10,955,250
      70,900 *EMC Corp...........................................      7,550,850
      75,000 *Gateway, Inc.......................................      4,589,062
      75,400 Hewlett-Packard Co. ................................      8,162,050
     254,400 Intel Corp..........................................     25,169,700
     148,800 International Business Machines Corp................     16,693,500
      53,400 *Lexmark International Group, Inc., Cl. A...........      5,032,950
      68,100 *LSI Logic..........................................      5,567,175
      69,300 *Microchip Technology, Inc..........................      4,357,237
      62,300 *Micron Technology, Inc.............................      3,874,281
     374,200 *Microsoft Corp.....................................     36,624,825
     112,000 *Oracle Systems Corp................................      5,594,750
      52,400 *Sanmina Corp. (b)..................................      5,567,500
     102,876 SAP AG, ADR (b).....................................      6,706,229
      39,600 *Sapient Corp.......................................      3,499,650
     133,900 *Sun Microsystems, Inc..............................     10,519,519
      95,600 *Synopsys, Inc......................................      4,415,525
      43,000 *Veritas Software Corp. ............................      6,272,625
       9,800 *Yahoo!, Inc. (b)...................................      3,156,213
                                                                    ------------
                                                                     211,210,682
                                                                    ------------
             Metal Products & Services - 0.5%
      57,400 Alcoa, Inc..........................................      4,000,063
                                                                    ------------

                                   EVERGREEN
                                 Blue Chip Fund
                       Schedule of Investments(continued)
                          January 31, 2000 (Unaudited)


   Shares                                                             Value

 COMMON STOCKS - continued
             Oil/Energy - 5.6%
     124,100 Atlantic Richfield Co..............................   $  9,555,700
      68,000 BP Amoco Plc, ADR (b)..............................      3,655,000
     110,600 Conoco, Inc., Cl. A (b)............................      2,578,363
          21 Conoco, Inc., Cl. B................................            495
     225,084 Exxon Mobil Corp...................................     18,794,514
      50,000 Royal Dutch Petroleum Co...........................      2,753,125
     277,800 Sunoco, Inc........................................      6,406,762
      85,400 Texaco, Inc........................................      4,515,525
                                                                   ------------
                                                                     48,259,484
                                                                   ------------
             Paper & Packaging - 0.8%
     125,300 Bowater, Inc.......................................      6,476,444
                                                                   ------------
             Pharmaceuticals - 5.6%
     149,400 American Home Products Corp........................      7,031,137
      71,100 Bristol-Myers Squibb Co............................      4,692,600
     155,400 Merck & Co., Inc...................................     12,247,462
      21,400 *Millennium Pharmaceuticals, Inc...................      4,011,163
      78,400 Monsanto Co........................................      2,768,500
      64,900 Pharmacia & Upjohn, Inc............................      3,050,300
      77,000 Schering-Plough Corp...............................      3,388,000
     109,300 Warner-Lambert Co..................................     10,376,669
                                                                   ------------
                                                                     47,565,831
                                                                   ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 6.8%
     152,500 *CBS Corp..........................................      8,892,656
     115,400 *Clear Channel Communications, Inc.................      9,967,675
     201,900 Disney (Walt) Co...................................      7,331,494
     192,600 Martha Stewart Living Omnimedia, Inc. (b)..........      4,333,500
     151,000 Time Warner, Inc...................................     12,070,562
      66,100 *Univision Communications, Inc., Cl. A (b).........      7,080,963
     153,200 *Viacom, Inc., Cl. B...............................      8,483,450
                                                                   ------------
                                                                     58,160,300
                                                                   ------------
             Retailing & Wholesale - 4.1%
      65,000 *Best Buy Co., Inc. ...............................      3,103,750
     106,450 Home Depot, Inc....................................      6,027,731
     170,300 *Staples, Inc......................................      4,055,269
      76,800 Target Corp........................................      5,073,600
     305,700 Wal-Mart Stores, Inc...............................     16,737,075
                                                                   ------------
                                                                     34,997,425
                                                                   ------------

   Shares                                                             Value

 COMMON STOCKS - continued
             Telecommunication Services & Equipment - 5.0%
      35,500 *Allegiance Telecom, Inc...........................   $  3,740,812
     129,300 *Global Crossing, Ltd..............................      6,561,975
      81,100 Motorola, Inc......................................     11,090,425
      49,500 Nokia Corp., ADR...................................      9,058,500
      71,900 Omnipoint Corp.....................................      7,374,244
      65,500 *Winstar Communications, Inc. (b)..................      4,638,219
                                                                   ------------
                                                                     42,464,175
                                                                   ------------
             Transportation - 0.5%
      73,600 United Parcel Service, Inc., Cl. B.................      4,379,200
                                                                   ------------
             Utilities - Telephone - 6.3%
     248,104 AT&T Corp..........................................     13,087,486
     143,400 AT&T Corp.--Liberty Media Group, Cl. A.............      7,331,325
     174,200 Bell Atlantic Corp.................................     10,789,512
     140,600 BellSouth Corp.....................................      6,616,987
     151,500 SBC Communications, Inc............................      6,533,438
     145,700 Sprint Corp........................................      9,424,969
                                                                   ------------
                                                                     53,783,717
                                                                   ------------
             Total Common Stocks (cost $642,724,033)............    800,799,154
                                                                   ------------
  Principal
   Amount                                                             Value

 SHORT-TERM INVESTMENTS - 11.9%
             Money Market Portfolio - 4.6%
 $39,697,528 Navigator Prime Portfolio (cost $39,697,528) (c)...     39,697,528
                                                                   ------------
             Repurchase Agreement - 7.2%
  61,786,000 Evergreen Joint Repurchase Agreement 5.72%,
              purchased 1/31/2000, maturing 2/1/2000, maturity
              value $61,795,817 (cost $61,786,000) (a)..........     61,786,000
                                                                   ------------
             Total Short-Term Investments (cost $101,483,528)...    101,483,528
                                                                   ------------

             Total Investments -(cost $744,207,561)......   105.5%  902,282,682
             Other Assets and Liabilities - net..........   (5.5)   (46,596,749)
                                                            -----  ------------
             Net Assets..................................   100.0% $855,685,933
                                                            =====  ============

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at January 31, 2000.
(b) All or a portion of this security is on loan.
(c) Represents investment of cash collateral received for securities on loan.
*   Non-income producing security.

Summary of Abbreviations
ADR  American Depository Receipt

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               Equity Income Fund
                            Schedule of Investments
                          January 31, 2000 (Unaudited)


   Shares                                                              Value

 COMMON STOCKS - 87.8%
            Automotive Equipment & Manufacturing - 4.5%
     48,000 Ford Motor Co........................................   $  2,388,000
     30,000 General Motors Corp. ................................      2,413,125
                                                                    ------------
                                                                       4,801,125
                                                                    ------------
            Banks - 11.1%
     40,000 BankAmerica Corp. ...................................      1,937,500
     10,000 Chase Manhattan Corp. ...............................        804,375
     30,000 Compass Bancshares, Inc..............................        594,375
    104,550 Firstar Corp.........................................      2,496,131
     63,000 FleetBoston Financial Corp...........................      1,980,563
     20,000 Mercantile Bankshares Corp...........................        582,500
    120,000 North Fork Bancorp, Inc..............................      2,040,000
     30,000 PNC Bank Corp........................................      1,440,000
                                                                    ------------
                                                                      11,875,444
                                                                    ------------
            Business Equipment &
             Services - 0.8%
     35,000 Dun & Bradstreet Corp. ..............................        881,563
                                                                    ------------
            Chemical & Agricultural
             Products - 0.2%
      5,000 Rohm & Haas Co. .....................................        211,250
                                                                    ------------
            Consumer Products &
             Services - 0.9%
     15,000 Eastman Kodak Co.....................................        928,125
                                                                    ------------
            Electrical Equipment &
             Services - 4.1%
     26,000 Emerson Electric Co..................................      1,431,625
     22,000 General Electric Co..................................      2,934,250
                                                                    ------------
                                                                       4,365,875
                                                                    ------------
            Finance & Insurance - 10.3%
     21,000 AMBAC Financial Group, Inc...........................      1,027,688
     28,000 Citigroup, Inc. .....................................      1,608,250
     23,000 Federal National Mortgage Assoc. ....................      1,378,562
    115,000 Greenpoint Financial Corp............................      2,278,437
     32,300 *John Hancock Financial Services, Inc................        557,175
     10,000 Lehman Brothers Holdings, Inc. ......................        715,000
     40,000 Nationwide Financial Services, Inc., Cl. A...........        995,000
     36,000 Travelers Property Casualty Corp., Cl. A.............      1,305,000
     25,000 XL Capital Ltd., Cl. A...............................      1,128,125
                                                                    ------------
                                                                      10,993,237
                                                                    ------------
            Food & Beverage Products - 3.1%
     14,000 Anheuser Busch Companies, Inc........................        945,000
     55,000 Conagra, Inc.........................................      1,175,625
     43,000 Ralston Purina Co....................................      1,206,688
                                                                    ------------
                                                                       3,327,313
                                                                    ------------

   Shares                                                             Value

 COMMON STOCKS - continued
            Healthcare Products &
             Services - 8.7%
     15,000 * Alza Corp. .......................................   $    535,313
     30,000 American Home Products Corp.........................      1,411,875
     20,000 Johnson & Johnson...................................      1,721,250
     42,400 Merck & Co., Inc....................................      3,341,650
     49,000 Pharmacia & Upjohn, Inc.............................      2,303,000
                                                                   ------------
                                                                      9,313,088
                                                                   ------------
            Information Services & Technology - 2.3%
     22,000 International Business Machines Corp................      2,468,125
                                                                   ------------
            Oil/Energy - 9.6%
     36,000 Atlantic Richfield Co...............................      2,772,000
     25,797 Conoco, Inc., Cl. B.................................        607,842
     39,604 Exxon Mobil Corp....................................      3,306,934
     25,000 Sunoco, Inc.........................................        576,562
     45,000 Texaco, Inc.........................................      2,379,375
     25,000 Ultramar Diamond Shamrock Corp. ....................        546,875
                                                                   ------------
                                                                     10,189,588
                                                                   ------------
            Paper & Packaging - 3.3%
     43,000 Consolidated Papers, Inc............................      1,187,875
     20,000 Kimberly-Clark Corp. ...............................      1,238,750
     40,000 Westvaco Corp. .....................................      1,097,500
                                                                   ------------
                                                                      3,524,125
                                                                   ------------
            Printing, Publishing, Broadcasting & Entertainment -
              1.7%
     30,000 * CBS Corp. ........................................      1,749,375
                                                                   ------------
            Real Estate - 5.1%
     35,000 Boston Properties, Inc., REIT.......................      1,050,000
     50,000 Equity Office Properties Trust REIT.................      1,278,125
     26,000 Equity Residential Properties Trust REIT............      1,079,000
     41,000 First Industrial Realty Trust, Inc. REIT............      1,101,875
     25,000 Spieker Properties, Inc. REIT.......................        971,875
                                                                   ------------
                                                                      5,480,875
                                                                   ------------
            Retailing & Wholesale - 1.3%
     11,000 * Costco Wholesale Corp.............................        538,313
     33,000 * Staples, Inc......................................        785,812
                                                                   ------------
                                                                      1,324,125
                                                                   ------------
            Transportation - 2.2%
     40,000 Burlington Northern Santa Fe Corp...................        962,500
     35,000 Union Pacific Corp. ................................      1,400,000
                                                                   ------------
                                                                      2,362,500
                                                                   ------------

                                   EVERGREEN
                               Equity Income Fund
                       Schedule of Investments(continued)
                          January 31, 2000 (Unaudited)


   Shares                                                             Value

 COMMON STOCKS - continued
            Utilities - Electric - 7.6%
     45,000 Constellation Energy Group, Inc.....................   $  1,355,625
     50,000 DPL, Inc............................................        959,375
     23,000 Duke Power Co.......................................      1,328,250
     50,000 LG&E Energy Corp....................................        850,000
     40,000 Northeast Utilities.................................        820,000
     44,000 Southern Co. (b)....................................      1,127,500
     40,000 Teco Energy, Inc. (b)...............................        785,000
     25,000 Texas Utilities Co. ................................        884,375
                                                                   ------------
                                                                      8,110,125
                                                                   ------------
            Utilities - Telephone - 11.0%
     25,000 AT&T Corp. .........................................      1,318,750
     55,000 Bell Atlantic Corp..................................      3,406,562
     35,000 BellSouth Corp......................................      1,647,187
     15,000 GTE Corp. ..........................................      1,099,688
     44,744 SBC Communications, Inc.............................      1,929,585
     35,000 U.S. West, Inc......................................      2,327,500
                                                                   ------------
                                                                     11,729,272
                                                                   ------------
            Total Common Stocks
             (cost $81,281,401).................................     93,635,130
                                                                   ------------
 CONVERTIBLE PREFERRED - 2.4%
            Communication Systems &
             Services - 1.6%
      3,000 McLeod USA, Inc., Cl. A.............................      1,725,609
                                                                   ------------
            Printing, Publishing, Broadcasting & Entertainment -
              0.8%
      8,000 Pegasus Communications Corp.........................        820,000
                                                                   ------------
            Total Convertible Preferred
             (cost $1,550,000)..................................      2,545,609
                                                                   ------------

 Principal
   Amount                                                             Value

 U.S. GOVERNMENT & AGENCY OBLIGATIONS - 6.0%
            U.S. Treasury Bonds - 6.0%
 $6,000,000 U.S. Treasury Bonds 7.25%, 8/15/2022 (cost
             $6,389,192)........................................   $  6,407,820
                                                                   ------------
 SHORT-TERM INVESTMENTS - 3.8%
            Money Market Portfolio - 1.1%
  1,176,336 Navigator Prime Portfolio (cost $1,176,336) (c).....      1,176,336
                                                                   ------------
            Repurchase Agreement - 2.7%
  2,866,000 Evergreen Joint Repurchase Agreement 5.72%,
             purchased 1/31/2000, maturing 2/1/2000, maturity
             value $2,866,456 (cost $2,866,000) (a).............      2,866,000
                                                                   ------------
            Total Short-Term Investments
             (cost $4,042,336)..................................      4,042,336
                                                                   ------------

            Total Investments -
             (cost $93,262,929)...........................   100.0%  106,630,895
            Other Assets and Liabilities - net............     0.0        47,922
                                                             -----  ------------
            Net Assets....................................   100.0% $106,678,817
                                                             =====  ============

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at Janu-ary 31, 2000.
(b) All or a portion of this security is on loan.
(c) Represents investment of cash collateral received for securities on loan.
* Non-income producing security.

Summary of Abbreviations
REIT Real Estate Investment Trust

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Growth and Income Fund
                            Schedule of Investments
                          January 31, 2000 (Unaudited)


   Shares                                                              Value

 COMMON STOCKS - 97.6%
            Aerospace & Defense - 3.4%
    131,900 Boeing Co. ..........................................   $  5,844,819
    580,000 Bombardier, Inc., Cl. B..............................     11,707,888
    131,300 Cordant Technologies, Inc. ..........................      4,341,106
    245,650 Honeywell International, Inc. .......................     11,791,200
    951,500 Lockheed Martin Corp. ...............................     17,840,625
    158,100 * Loral Space & Communications.......................      3,102,713
                                                                    ------------
                                                                      54,628,351
                                                                    ------------
            Automotive Equipment & Manufacturing - 0.7%
    135,600 Toyota Motor Co. ....................................     11,831,100
                                                                    ------------
            Banks - 6.6%
    270,567 AmSouth Bancorp......................................      4,718,012
    119,000 Bank of New York Co., Inc. ..........................      4,834,375
    250,000 BSB Bancorp, Inc. ...................................      4,796,875
     88,758 Charter One Financial, Inc. .........................      1,725,234
    249,550 First Security Corp. ................................      6,457,106
    326,000 Hibernia Corp., Cl. A................................      3,423,000
    112,500 KeyCorp..............................................      2,362,500
     22,650 Keystone Financial, Inc. ............................        414,778
     43,000 Marshall & Ilsley Corp. .............................      2,203,750
    434,700 Mellon Financial Corp. ..............................     14,915,644
    264,400 North Fork Bancorp, Inc. ............................      4,494,800
    700,000 Pacific Century Financial Corp. .....................     12,031,250
    152,000 Peoples Heritage Financial Group, Inc. ..............      2,232,500
    228,600 SouthTrust Corp. ....................................      6,958,013
     84,800 State Street Corp. ..................................      6,799,900
     51,920 Suntrust Banks, Inc. ................................      3,092,485
    180,000 Susquehanna Bancshares, Inc. ........................      2,621,250
    247,900 U.S. Bancorp.........................................      5,500,281
    620,200 Webster Financial Corp. .............................     14,419,650
     62,000 Wilmington Trust Corp. ..............................      3,096,125
                                                                    ------------
                                                                     107,097,528
                                                                    ------------
            Building, Construction & Furnishings - 1.0%
     44,300 Deere & Co. .........................................      1,935,356
     15,100 * Furniture Brands International, Inc. ..............        256,700
     23,500 Hon Industries, Inc. ................................        452,375
    168,200 * Jacobs Engineering Group, Inc. ....................      4,961,900
     95,300 Southdown, Inc. .....................................      4,770,956
    181,100 * Toll Brothers, Inc. ...............................      3,078,700
                                                                    ------------
                                                                      15,455,987
                                                                    ------------
            Business Equipment &
             Services - 5.3%
    544,300 ACNielsen Corp. .....................................     11,158,150
    277,300 * Atlas Air, Inc. ...................................      7,348,450
     18,500 Comdisco, Inc. ......................................        617,438
    172,500 * Computer Sciences Corp. ...........................     15,848,437
    901,100 * Convergys Corp. ...................................     26,469,812
    285,200 Equifax, Inc. .......................................      6,131,800
     38,436 First Data Corp. ....................................      1,885,766

   Shares                                                              Value

 COMMON STOCKS - continued
            Business Equipment &
             Services - continued
    144,000 Petroleum Helicopters, Inc. .........................   $  1,656,000
    643,500 Pittston Brink's Group...............................     12,548,250
    153,000 * Policy Management Systems Corp. ...................      2,419,313
                                                                    ------------
                                                                      86,083,416
                                                                    ------------
            Cable/Other Video
             Distribution - 2.6%
    559,800 Charter Communications, Inc. ........................      9,936,450
    143,410 Comcast Corp., Cl. A.................................      6,596,860
    277,000 * Cox Communications, Inc., Cl. A....................     13,521,062
    153,000 * MediaOne Group, Inc. ..............................     12,163,500
                                                                    ------------
                                                                      42,217,872
                                                                    ------------
            Capital Goods - 0.1%
    133,700 CNH Global NV........................................      1,855,088
                                                                    ------------
            Chemical & Agricultural
             Products - 2.3%
    125,000 Air Products & Chemicals, Inc. ......................      3,703,125
     82,400 Albemarle Corp. .....................................      1,488,350
    832,600 Engelhard Corp. .....................................     13,269,562
    435,300 IMC Global, Inc. ....................................      7,128,038
     82,800 Praxair, Inc. .......................................      3,358,575
    259,400 Sigma-Aldrich Corp. .................................      8,689,900
                                                                    ------------
                                                                      37,637,550
                                                                    ------------
            Communication Systems & Services - 4.5%
    825,720 * American Tower Systems Corp., Cl. A................     29,622,705
    233,400 * Cisco Systems, Inc. ...............................     25,557,300
     33,700 Lucent Technologies, Inc. ...........................      1,861,925
    219,588 * MCI WorldCom, Inc. ................................     10,087,324
    230,800 Teleglobe, Inc. .....................................      6,029,650
                                                                    ------------
                                                                      73,158,904
                                                                    ------------
            Consumer Products &
             Services - 4.1%
    166,900 Colgate-Palmolive Co. ...............................      9,888,825
     54,700 Harley-Davidson, Inc. ...............................      3,839,256
    671,700 Hasbro, Inc. ........................................     10,075,500
    172,000 Lancaster Colony Corp. ..............................      5,461,000
    403,600 Mattel, Inc. ........................................      4,212,575
      9,700 Newell Rubbermaid, Inc. .............................        291,000
    124,700 Sony Corp., ADR......................................     31,666,006
                                                                    ------------
                                                                      65,434,162
                                                                    ------------
            Diversified Companies - 0.4%
    178,800 ITT Industries, Inc. ................................      5,654,550
                                                                    ------------
            Electrical Equipment &
             Services - 1.5%
    105,700 Applied Power, Inc., Cl. A...........................      2,946,388
    161,600 Baldor Electric Co. .................................      2,757,300
    138,700 General Electric Co. ................................     18,499,112
     18,648 Zilog, Inc. .........................................          9,324
                                                                    ------------
                                                                      24,212,124
                                                                    ------------

                                   EVERGREEN
                             Growth and Income Fund
                       Schedule of Investments(continued)
                          January 31, 2000 (Unaudited)


   Shares                                                              Value

 COMMON STOCKS - continued
            Energy - 0.6%
    464,300 Occidental Petroleum Corp. ..........................   $  9,227,962
                                                                    ------------
            Finance & Insurance - 6.8%
     22,000 American International Group, Inc. ..................      2,290,750
    250,925 Citigroup, Inc. .....................................     14,412,505
     17,100 Edwards (A.G.), Inc. ................................        566,438
    290,300 Federal Home Loan
             Mortgage Corp. .....................................     14,569,431
     80,800 Goldman Sachs Group, Inc. ...........................      7,403,300
    160,500 Hartford Financial Services Group, Inc. .............      6,119,062
    173,432 Legg Mason, Inc. ....................................      6,395,305
    167,200 Lehman Brothers Holdings, Inc. ......................     11,954,800
     87,900 MBIA, Inc. ..........................................      4,400,494
    557,200 Neuberger Berman, Inc. ..............................     13,825,525
    339,600 Price (T.) Rowe & Associates, Inc. ..................     13,201,950
    100,800 Progressive Corp. Ohio...............................      6,274,800
    288,900 UnumProvident Corp. .................................      7,728,075
                                                                    ------------
                                                                     109,142,435
                                                                    ------------
            Food & Beverage Products - 0.0%
     39,900 Darden Restaurants, Inc. ............................        633,413
                                                                    ------------
            Forest Products - 0.2%
    113,000 Deltic Timber Corp. .................................      2,542,500
                                                                    ------------
            Healthcare Products &
             Services - 8.4%
    202,900 Abbott Laboratories..................................      6,619,612
    167,000 * Acuson Corp. ......................................      2,254,500
     38,000 * Alza Corp. ........................................      1,356,125
    122,800 American Home Products Corp. ........................      5,779,275
      5,100 Beckman Coulter, Inc. ...............................        266,794
     14,000 * Biogen, Inc. ......................................      1,207,500
     45,000 * Dendrite International, Inc. ......................      1,327,500
    156,700 * Elan Corp. Plc, ADR................................      4,710,794
    276,525 * Health Management Associates, Inc., Cl. A .........      3,854,067
    675,200 IMS Health, Inc. ....................................     15,149,800
    112,400 Johnson & Johnson....................................      9,673,425
     57,300 Lilly (Eli) & Co. ...................................      3,831,938
     33,300 Medpartners, Inc. ...................................        239,344
    147,700 Monsanto Co. ........................................      5,215,656
    189,100 PE Corp-PE Biosystems Group..........................     28,317,725
    172,800 Pfizer, Inc. ........................................      6,285,600
    221,500 Schering-Plough Corp. ...............................      9,746,000
     93,500 Shared Medical System Corp. .........................      4,137,375
    276,000 * Sybron International Corp. ........................      6,365,250
    209,500 Warner-Lambert Co. ..................................     19,889,406
                                                                    ------------
                                                                     136,227,686
                                                                    ------------
            Industrial Specialty Products & Services - 3.4%
    365,200 AptarGroup, Inc. ....................................      8,034,400
    232,500 Bemis Co., Inc. .....................................      7,338,281
      7,400 Corning, Inc. .......................................      1,141,450
     59,000 Danaher Corp. .......................................      2,544,375

   Shares                                                              Value

 COMMON STOCKS - continued
            Industrial Specialty Products & Services - continued
    539,300 Donaldson, Inc. .....................................   $ 11,123,063
    227,200 Dover Corp. .........................................      9,159,000
    141,280 Illinois Tool Works, Inc. ...........................      8,264,880
     33,200 Teleflex, Inc. ......................................      1,054,100
    592,800 * Unova, Inc. .......................................      6,372,600
                                                                    ------------
                                                                      55,032,149
                                                                    ------------
            Information Services & Technology - 13.4%
     18,000 * 3Com Corp. ........................................        913,500
    162,700 * Adaptec, Inc. .....................................      8,521,412
     92,000 Adobe Systems, Inc. .................................      5,065,750
     62,200 * Applied Materials, Inc. ...........................      8,536,950
     28,000 * BMC Software, Inc. ................................      1,060,500
    580,300 * Cadence Design Systems, Inc. ......................     11,968,687
     34,000 * CMGI, Inc. ........................................      3,827,125
    353,300 * Compuware Corp. ...................................      7,485,544
    160,500 * Dell Computer Corp. ...............................      6,169,219
     17,100 Electronic Data Systems Corp. .......................      1,156,388
    127,200 * EMC Corp. .........................................     13,546,800
     45,300 Go2Net...............................................      3,646,650
    250,700 Intel Corp. .........................................     24,803,631
    111,300 International Business
             Machines Corp. .....................................     12,486,469
     32,700 * Jabil Circuit, Inc. ...............................      2,068,275
    216,200 * KLA-Tencor Corp. ..................................     12,674,725
     27,500 * Legato Systems, Inc. ..............................        692,656
    110,000 Macromedia, Inc. ....................................      7,528,125
    303,825 * Microsoft Corp. ...................................     29,736,872
     58,800 * Netratings, Inc. ..................................      2,175,600
    441,300 * Network Associates, Inc. ..........................     11,446,219
     94,600 * Parametric Technology Corp. .......................      2,027,987
    724,100 * Seagate Technology.................................     29,009,256
      7,000 SOFTBANK CORP. ......................................      6,848,039
     16,400 * Veritas Software Corp. ............................      2,392,350
                                                                    ------------
                                                                     215,788,729
                                                                    ------------
            Leisure & Tourism - 1.3%
     41,000 Carnival Corp., Cl. A................................      1,847,562
    697,280 Gaylord Entertainment Co. ...........................     19,436,680
                                                                    ------------
                                                                      21,284,242
                                                                    ------------
            Oil/Energy - 3.9%
    115,900 Atlantic Richfield Co. ..............................      8,924,300
     24,200 Berry Petroleum Co., Cl. A...........................        352,413
     81,100 BP Amoco Plc, ADR....................................      4,359,125
     82,505 Conoco, Inc., Cl. B..................................      1,944,024
     55,000 Exxon Mobil Corp. ...................................      4,592,500
    145,500 * Houston Exploration Co. ...........................      2,600,813
    205,755 Kerr-McGee Corp. ....................................     11,393,683
    130,200 Murphy Oil Corp. ....................................      7,470,225
    551,000 Southwestern Energy Co. .............................      3,133,812
     60,000 Texaco, Inc. ........................................      3,172,500

                                   EVERGREEN
                             Growth and Income Fund
                       Schedule of Investments(continued)
                          January 31, 2000 (Unaudited)


   Shares                                                            Value

 COMMON STOCKS - continued
            Oil/Energy - continued
    230,800 The Williams Companies, Inc. .....................   $    8,943,500
    265,000 Tosco Corp. ......................................        6,807,187
                                                                 --------------
                                                                     63,694,082
                                                                 --------------
            Oil Field Services - 0.2%
     16,500 * Nabors Industries, Inc..........................          488,812
     30,014 Schlumberger, Ltd.................................        1,832,730
     21,378 Transocean Sedco Forex, Inc. .....................          680,088
                                                                 --------------
                                                                      3,001,630
                                                                 --------------
            Paper & Packaging - 0.9%
    449,200 Asia Pulp & Paper Ltd., ADR.......................        3,312,850
    115,500 Kimberly-Clark Corp...............................        7,153,781
     59,140 * Sealed Air Corp. ...............................        3,319,233
                                                                 --------------
                                                                     13,785,864
                                                                 --------------
            Printing, Publishing, Broadcasting &
             Entertainment - 12.2%
     96,000 * AMFM, Inc. .....................................        7,488,000
    352,349 * Clear Channel Communications, Inc...............       30,434,145
    798,500 Disney (Walt) Co. ................................       28,995,531
    259,300 * Emmis Broadcasting Corp., Cl. A.................       22,931,844
    336,300 * Fox Entertainment Group, Inc....................        7,903,050
     45,000 Knight-Ridder, Inc................................        2,399,063
    607,800 Martha Stewart Living Omnimedia, Inc..............       13,675,500
    169,500 McGraw-Hill Companies, Inc........................        9,502,594
    651,000 New York Times Co., Cl. A.........................       29,742,562
     39,300 Time Warner, Inc..................................        3,141,544
     87,800 * Univision Communications, Inc., Cl. A...........        9,405,575
    240,600 * Viacom, Inc., Cl. A.............................       13,428,487
      5,000 Washington Post Co., Cl. B........................        2,750,000
    342,000 * Young Broadcasting, Inc., Cl. A.................       15,197,625
                                                                 --------------
                                                                    196,995,520
                                                                 --------------
            Real Estate - 0.9%
    351,514 Duke Weeks Realty Corp............................        6,964,371
     26,300 Kilroy Realty Corp. REIT..........................          511,206
     70,000 Kimco Realty Corp. REIT...........................        2,467,500
     26,000 Liberty Property Trust REIT.......................          606,125
     87,200 Post Property, Inc. REIT..........................        3,346,300
                                                                 --------------
                                                                     13,895,502
                                                                 --------------
            Retailing & Wholesale - 0.3%
     78,300 Intimate Brands, Inc. ............................        2,368,575
    208,885 * Saks, Inc. .....................................        2,898,279
                                                                 --------------
                                                                      5,266,854
                                                                 --------------

   Shares                                                            Value

 COMMON STOCKS - continued
            Telecommunication Services & Equipment - 4.0%
     62,500 Aironet Wireless Communication....................   $    4,285,156
    323,385 * Global Crossing, Ltd. ..........................       16,411,789
    277,125 Motorola, Inc.....................................       37,896,844
     33,100 Omnipoint Corp. ..................................        3,394,819
     71,700 * Qwest Communications International, Inc.........        2,823,187
                                                                 --------------
                                                                     64,811,795
                                                                 --------------
            Transportation - 3.4%
    161,900 Burlington Northern Santa Fe Corp. ...............        3,895,719
    105,500 Expeditores International Washington, Inc.........        4,447,484
    513,700 Kansas City Southern Industries, Inc..............       35,541,619
    311,525 Southwest Airlines Co.............................        4,964,930
    159,900 Union Pacific Corp................................        6,396,000
                                                                 --------------
                                                                     55,245,752
                                                                 --------------
            Utilities - Electric - 1.7%
    141,100 Energy East Corp..................................        3,183,569
    666,900 * Niagara Mohawk Holdings, Inc....................        8,377,931
    400,000 TNP Enterprises, Inc..............................       16,500,000
                                                                 --------------
                                                                     28,061,500
                                                                 --------------
            Utilities - Gas - 0.5%
    280,900 Piedmont Natural Gas Co., Inc. ...................        8,005,650
                                                                 --------------
            Utilities - Telephone - 3.0%
    327,400 AT&T Corp.........................................       17,270,350
     14,000 AT&T Corp.-Liberty Media Group, Cl. A.............          715,750
    206,100 Broadwing, Inc....................................        7,831,800
    225,000 Centurytel, Inc...................................        8,606,250
     40,000 * Nextel Communications, Inc., Cl. A..............        4,255,000
     60,000 Sprint Corp. .....................................        3,881,250
    100,500 U.S. West, Inc. ..................................        6,683,250
                                                                 --------------
                                                                     49,243,650
                                                                 --------------
            Total Common Stocks
             (cost $1,195,229,491)............................    1,577,153,547
                                                                 --------------
 PREFERRED STOCKS - 0.0%
            Healthcare Products &
             Services - 0.0%
    130,000 * Fresenius National Med Care, Inc., Ser. D (cost
             $22,740).........................................            1,430
                                                                 --------------
 CONVERTIBLE PREFERRED - 1.6%
            Aerospace & Defense - 0.5%
    150,000 Loral Space & Communications 6.00%, 11/01/2006....        7,828,200
                                                                 --------------

                                   EVERGREEN
                             Growth and Income Fund
                       Schedule of Investments(continued)
                          January 31, 2000 (Unaudited)


   Shares                                                            Value

 CONVERTIBLE PREFERRED - continued
            Consumer Products &
             Services - 0.5%
    647,600 Tribune Co. (exchangeable for Mattel, Inc. common
             stock) 6.25%, 08/15/2001.........................   $    8,702,125
                                                                 --------------
            Paper & Packaging - 0.3%
     78,375 * Sealed Air Corp. $2.00, 04/01/2018, Ser. A......        4,173,469
                                                                 --------------
            Telecommunication Services & Equipment - 0.3%
     18,800 Global Crossings Cv 7.00%, 12/31/2009, 144A.......        5,080,700
                                                                 --------------
            Total Convertible Preferred
             (cost $24,858,249)...............................       25,784,494
                                                                 --------------

 Principal
   Amount                                                            Value

 CONVERTIBLE DEBENTURES - 0.3%
            Information Services & Technology - 0.1%
 $7,000,000 Network Associates, Inc. 0.01%, 2/13/2018.........   $    2,502,500
                                                                 --------------
            Telecommunication Services & Equipment - 0.2%
  1,900,000 American Tower Corp. 6.25%, 10/15/2009............        3,139,750
                                                                 --------------
            Total Convertible Debentures
             (cost $4,089,871)                                        5,642,250
                                                                 --------------
 SHORT-TERM INVESTMENTS - 0.4%
            Repurchase Agreement - 0.4%
  6,226,000 State Street Bank & Trust Co., 5.63%, purchased
             1/31/2000, maturing 2/1/2000, maturity
             value $6,226,974
             (cost $6,226,000) (a)............................        6,226,000
                                                                 --------------

            Total Investments -
             (cost $1,230,426,351)......................    99.9%  1,614,807,721
            Other Assets and Liabilities - net..........     0.1       1,879,868
                                                           -----  --------------
            Net Assets..................................   100.0% $1,616,687,589
                                                           =====  ==============

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at January 31, 2000.
144A Securities that may be resold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933. These securities have been de-termined to be liquid under guidelines established by the Board of Trust-ees.
*     Non-income producing security.

Summary of Abbreviations
ADR  American Depository Receipt
REIT Real Estate Investment Trust

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Income and Growth Fund
                            Schedule of Investments
                          January 31, 2000 (Unaudited)


   Shares                                                              Value

 COMMON STOCKS - 56.2%
            Aerospace & Defense - 0.6%
     50,000 Cordant Technologies, Inc............................   $  1,653,125
     81,900 General Dynamics Corp................................      3,859,538
                                                                    ------------
                                                                       5,512,663
                                                                    ------------
            Automotive Equipment & Manufacturing - 1.4%
    555,900 Dana Corp............................................     13,063,650
     19,300 Goodyear Tire & Rubber Co............................        458,375
                                                                    ------------
                                                                      13,522,025
                                                                    ------------
            Banks - 7.7%
    221,500 Amcore Financial, Inc................................      4,513,062
    219,917 AmSouth Bancorp......................................      3,834,803
    135,000 Astoria Financial Corp...............................      3,931,875
    250,600 Bancwest Corp........................................      4,040,925
    100,000 ++CB Bancshares, Inc.................................      2,825,000
     98,700 CCB Financial Corp...................................      4,293,450
     58,000 Charter One Financial, Inc...........................      1,127,375
     86,500 Comerica, Inc........................................      3,822,219
    131,250 Commerce Bancshares, Inc.............................      4,040,039
    125,000 First Charter Corp...................................      1,726,562
    200,000 First Security Corp..................................      5,175,000
    141,000 First Tennessee National Corp........................      3,683,625
      8,000 First Union Corp. **.................................        268,500
    173,000 Hibernia Corp., Cl. A................................      1,816,500
    287,353 Interchange Financial Services Corp..................      4,885,001
    148,000 KeyCorp..............................................      3,108,000
     84,000 Keystone Financial, Inc..............................      1,538,250
    260,000 North Fork Bancorp, Inc..............................      4,420,000
    121,168 Pacific Century Financial Corp.......................      2,082,575
    310,430 Peoples Heritage Financial Group, Inc................      4,559,441
    335,730 Republic Security Financial Corp.....................      2,517,975
    138,375 Susquehanna Bancshares, Inc. ........................      2,015,086
    150,000 U.S. Bancorp.........................................      3,328,125
    321,960 USBANCORP, Inc.......................................      3,420,825
                                                                    ------------
                                                                      76,974,213
                                                                    ------------
            Business Equipment &
             Services - 0.1%
     25,000 Dun & Bradstreet Corp................................        629,688
                                                                    ------------
            Capital Goods - 2.2%
  1,539,900 CNH Global NV........................................     21,366,112
                                                                    ------------
            Consumer Products &
             Services - 1.5%
    220,000 Industrie Natuzzi SpA, ADR...........................      2,447,500
    100,000 Lancaster Colony Corp................................      3,175,000
    180,000 Mattel, Inc..........................................      1,878,750
    224,415 Newell Rubbermaid, Inc...............................      6,732,450
     60,000 Service Corp. International..........................        273,750
     52,200 Tupperware Corp......................................        851,512
                                                                    ------------
                                                                      15,358,962
                                                                    ------------

   Shares                                                              Value

 COMMON STOCKS - continued
            Electrical Equipment &
             Services - 2.5%
    100,000 Emerson Electric Co..................................   $  5,506,250
      5,000 Hubbell, Inc., Cl. A.................................        121,875
    286,656 Hubbell, Inc., Cl. B.................................      7,435,140
    400,000 Thomas & Betts Corp..................................     12,175,000
                                                                    ------------
                                                                      25,238,265
                                                                    ------------
            Finance & Insurance - 1.1%
     20,000 Hartford Financial Services Group, Inc...............        762,500
     30,000 Lincoln National Corp................................      1,108,125
    104,500 Partnerre Ltd........................................      3,030,500
    104,536 UnumProvident Corp...................................      2,796,338
     79,000 XL Capital Ltd., Cl. A...............................      3,564,875
                                                                    ------------
                                                                      11,262,338
                                                                    ------------
            Healthcare Products &
             Services - 6.6%
    285,000 American Home Products Corp..........................     13,412,812
    210,000 Baxter International, Inc............................     13,413,750
    200,200 Beckman Coulter, Inc.................................     10,472,963
    146,800 Bristol-Myers Squibb Co..............................      9,688,800
     50,000 Lilly (Eli) & Co.....................................      3,343,750
    262,700 Shared Medical System Corp...........................     11,624,475
     40,000 Warner-Lambert Co....................................      3,797,500
                                                                    ------------
                                                                      65,754,050
                                                                    ------------
            Industrial Specialty Products & Services - 0.1%
     80,000 Federal Signal Corp..................................      1,255,000
                                                                    ------------
            Information Services & Technology - 0.7%
    193,500 * Network Associates, Inc............................      5,018,906
     50,000 * Seagate Technology.................................      2,003,125
      1,000 * Sycamore Networks, Inc.............................        319,000
                                                                    ------------
                                                                       7,341,031
                                                                    ------------
            Leisure & Tourism - 0.3%
    108,700 Gaylord Entertainment Co.............................      3,030,013
                                                                    ------------
            Oil/Energy - 5.0%
     23,000 Atlantic Richfield Co................................      1,771,000
     21,172 BP Amoco Plc, ADR....................................      1,137,995
    122,840 Conoco, Inc., Cl. B..................................      2,894,417
    314,400 Murphy Oil Corp......................................     18,038,700
     72,000 Texaco, Inc..........................................      3,807,000
    582,000 The Williams Companies, Inc..........................     22,552,500
                                                                    ------------
                                                                      50,201,612
                                                                    ------------
            Oil Field Services - 0.3%
    110,344 * Nabors Industries, Inc.............................      3,268,941
                                                                    ------------
            Paper & Packaging - 0.2%
    100,000 * Smurfit Container Corp.............................      1,981,250
                                                                    ------------

                                   EVERGREEN
                             Income and Growth Fund
                       Schedule of Investments(continued)
                          January 31, 2000 (Unaudited)


   Shares                                                             Value

 COMMON STOCKS - continued
             Printing, Publishing, Broadcasting &
              Entertainment - 0.5%
      10,000 Disney (Walt) Co...................................   $    363,125
      40,000 Emmis Communications Corp..........................      2,622,500
      50,000 New York Times Co., Cl. A..........................      2,284,375
                                                                   ------------
                                                                      5,270,000
                                                                   ------------
             Real Estate - 2.5%
     124,900 Equity Residential Properties Trust REIT...........      5,183,350
     495,900 Gables Residential Trust REIT......................     10,754,831
     235,700 Post Property, Inc. REIT...........................      9,044,988
                                                                   ------------
                                                                     24,983,169
                                                                   ------------
             Retailing & Wholesale - 0.1%
      30,000 Longs Drug Stores Corp.............................        645,000
                                                                   ------------
             Telecommunication Services & Equipment - 0.5%
     100,000 * Global Crossing, Ltd.............................      5,075,000
                                                                   ------------
             Textile & Apparel - 0.0%
      10,000 V.F. Corp..........................................        259,375
                                                                   ------------
             Thrift Institutions - 0.4%
     282,000 First Essex Bancorp, Inc...........................      3,965,625
                                                                   ------------
             Transportation - 0.6%
     137,000 Union Pacific Corp.................................      5,480,000
                                                                   ------------
             Utilities - Electric - 15.9%
     500,000 Central & South West Corp..........................     10,093,750
     400,000 Cinergy Corp.......................................      9,950,000
     399,500 Duke Power Co......................................     23,071,125
     400,000 FirstEnergy Corp...................................      9,100,000
     239,000 FPL Group, Inc.....................................     10,082,812
     171,900 GPU, Inc...........................................      4,985,100
     215,524 LG&E Energy Corp...................................      3,663,908
     230,000 MDU Resources Group, Inc...........................      4,556,875
     200,000 New Century Energies, Inc..........................      5,787,500
     181,700 PP&L Resources, Inc................................      4,213,169
      40,000 Public Service Co. of New Mexico...................        635,000
     630,000 Scana Corp.........................................     17,128,125
     543,000 Sempra Energy......................................     10,079,438
     800,000 Southern Co........................................     20,500,000
     280,000 Texas Utilities Co.................................      9,905,000
     150,200 TNP Enterprises, Inc...............................      6,195,750
     448,400 Wisconsin Energy Corp..............................      8,855,900
                                                                   ------------
                                                                    158,803,452
                                                                   ------------
             Utilities - Gas - 2.6%
     401,900 Keyspan Corp.......................................      9,419,531
     391,300 Peoples Energy Corp................................     12,228,125
     163,100 Piedmont Natural Gas Co., Inc......................      4,648,350
                                                                   ------------
                                                                     26,296,006
                                                                   ------------

   Shares                                                             Value

 COMMON STOCKS - continued
             Utilities - Telephone - 2.8%
     149,655 AT&T Corp..........................................   $  7,894,301
      50,000 Broadwing, Inc.....................................      1,900,000
     250,000 GTE Corp...........................................     18,328,125
                                                                   ------------
                                                                     28,122,426
                                                                   ------------
             Total Common Stocks
              (cost $569,720,800)...............................    561,596,216
                                                                   ------------
 CONVERTIBLE PREFERRED - 28.0%
             Advertising & Related
              Services - 1.0%
     395,000 Snyder Strypes Trust...............................      9,529,375
                                                                   ------------
             Aerospace & Defense - 1.5%
     286,000 Loral Space & Communications 6.00%, 11/01/2006.....     14,925,768
                                                                   ------------
             Banks - 0.9%
     210,000 National Australia Bank, Ltd. 7.875%, Series UNIT..      5,368,125
     116,200 WBK Trust 10.00%, STRYPES (exchangeable for Westpac
              Banking Corp. Common Stock).......................      3,609,463
                                                                   ------------
                                                                      8,977,588
                                                                   ------------
             Chemical & Agricultural
              Products - 0.9%
      15,000 Hercules Trust II 6.50%, 6/30/2029.................      9,008,445
                                                                   ------------
             Communication Systems & Services - 5.6%
     218,700 MediaOne Group, Inc. PIES 7.0% 11/2/2000...........     11,263,050
     330,000 Decs Trust VI--Metromedia Fiber....................     19,965,000
     380,000 Qwest Trends Trust
              5.75%, 144A ......................................     24,890,000
                                                                   ------------
                                                                     56,118,050
                                                                   ------------
             Consumer Products &
              Services - 1.0%
     100,000 Newell Financial Trust I 5.25% 12/01/2027..........      3,937,500
     460,000 Tribune Co. (exchangeable for Mattel, Inc. common
              stock) 6.25%, 08/15/2001..........................      6,181,250
                                                                   ------------
                                                                     10,118,750
                                                                   ------------
             Diversified Companies - 0.9%
     400,000 Ingersoll Rand Co.
              6.75%, PRIDES.....................................      9,275,000
                                                                   ------------
             Electronic Equipment &
              Services - 1.1%
     205,000 Pioneer Standard Electronics, Inc. 6.75%,
              3/31/2028.........................................     10,557,500
                                                                   ------------
             Finance & Insurance - 0.7%
      20,000 American General Corp. $3.00, Series A, MIPS.......      1,483,750
     100,000 St. Paul Capital
              6.00%, MIPS.......................................      5,500,000
                                                                   ------------
                                                                      6,983,750
                                                                   ------------

                                   EVERGREEN
                             Income and Growth Fund
                       Schedule of Investments(continued)
                          January 31, 2000 (Unaudited)


   Shares                                                             Value

 CONVERTIBLE PREFERRED - continued
             Food & Beverage Products - 0.9%
     200,000 Wendys Financing I
              5.00%, Series A, TECONS...........................   $  9,000,000
                                                                   ------------
             Healthcare Products &
              Services - 0.1%
      30,000 McKesson Financing Trust 5.00% 6/01/2027...........      1,091,250
                                                                   ------------
             Independent Power
              Producers - 2.2%
     250,000 AES Trust III......................................     16,265,625
      75,960 Calpine Capital Trust..............................      5,469,120
                                                                   ------------
                                                                     21,734,745
                                                                   ------------
             Oil/Energy - 0.3%
      95,000 Callon Petroleum Co.
              8.50%, Series A...................................      2,778,750
                                                                   ------------
             Paper & Packaging - 0.1%
      30,000 International Paper Capital Trust..................      1,462,500
                                                                   ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 1.2%
      92,000 Houston Industries, Inc.
              7.00%, ACES (exchangeable for Time Warner, Inc.
              common stock).....................................     12,259,000
                                                                   ------------
             Retailing & Wholesale - 1.4%
     114,800 CVS Automatic Common Exchange Security.............      7,390,250
     195,000 Merrill Lynch & Co., Inc. (exchangeable for Dollar
              General Corp. common stock) 8.50% 5/15/2001.......      6,690,937
                                                                   ------------
                                                                     14,081,187
                                                                   ------------
             Telecommunication Services & Equipment - 3.9%
      55,000 Qualcomm Financial Trust I 5.75%, 3/01/2012........     38,953,750
                                                                   ------------
             Transportation - 1.3%
      88,700 CNF Trust I
              5.00%, Ser. A, TECONS (exchangeable for CNF
              Transportation, Inc. common stock)................      4,102,375
     216,800 Union Pacific Capital Trust 4/1/28.................      8,617,800
                                                                   ------------
                                                                     12,720,175
                                                                   ------------
             Utilities - Electric - 3.0%
      45,000 BNDES Participacoes S.A. 7.25%, 2/15/2001..........        855,000
     238,600 Texas Utilities Co.
              9.25%, PRIDES.....................................     10,438,750
     800,000 Utilicorp United, Inc. 9.75% 11/16/2002............     18,550,000
                                                                   ------------
                                                                     29,843,750
                                                                   ------------
             Total Convertible Preferred
              (cost $246,479,399)...............................    279,419,333
                                                                   ------------

  Principal
   Amount                                                             Value

 CONVERTIBLE DEBENTURES - 7.0%
             Advertising & Related
              Services - 0.3%
 $ 3,000,000 Young And Rubicam Inc. 3.00%, 1/15/2005............   $  2,988,750
                                                                   ------------
             Electronic Equipment &
              Services - 0.2%
   1,500,000 Lattice Semiconductor Corp. 4.75%, 11/1/2006.......      2,148,750
                                                                   ------------
             Information Services & Technology - 1.4%
   2,500,000 12 Technologies, Inc. 5.25%, 12/15/2006............      3,550,000
   4,000,000 Excite At Home
              4.75%, 12/15/2006.................................      3,435,000
   2,000,000 Rational Software Corp. 5.00%, 2/1/2007............      2,000,000
   3,000,000 Usinternetworking, Inc. 7.00%, 11/1/2004...........      5,598,750
                                                                   ------------
                                                                     14,583,750
                                                                   ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 1.1%
   4,000,000 Exodus Communications, Inc. 4.75%, 7/15/2008.......      6,950,000
   4,000,000 Mail Common, Inc. 7.00%, 2/15/2005.................      3,865,000
                                                                   ------------
                                                                     10,815,000
                                                                   ------------
             Telecommunication Services & Equipment - 4.0%
  12,000,000 American Tower Corp. 6.25%, 10/15/2009.............     19,830,000
  10,000,000 Level 3 Communications, Inc. 6.00%, 9/15/2009......     19,100,000
   1,175,000 Orbital Sciences Corp. 5.00%, 10/1/2002............        998,750
                                                                   ------------
                                                                     39,928,750
                                                                   ------------
             Total Convertible Debentures (cost $46,869,750)....     70,465,000
                                                                   ------------
 CORPORATE BONDS - 0.1%
             Banks - 0.1%
   1,000,000 NationsBank Corp.
              6.50%, 8/15/2003
              (cost $1,012,370).................................        968,993
                                                                   ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.0%
             Government Agency Notes & Bonds - 4.8%
   2,000,000 Federal Farm Credit Bank 5.75%, 12/7/2028..........      1,627,446
             Federal Home Loan Bank:
   2,000,000 5.375%, 10/6/2003..................................      1,882,600
   2,000,000 6.532%, 12/28/2007.................................      1,868,188
             Federal Home Loan Mortgage Corp.:
   2,000,000 6.54%, 12/10/2007..................................      1,873,756
   2,000,000 6.542%, 3/19/2008..................................      1,865,026
   2,000,000 7.585%, 9/19/2006..................................      1,969,188
   2,000,000 7.865%, 8/8/2011...................................      1,940,208

                                   EVERGREEN
                             Income and Growth Fund
                       Schedule of Investments(continued)
                          January 31, 2000 (Unaudited)

  Principal
   Amount                                                              Value

 U.S. GOVERNMENT & AGENCY OBLIGATIONS - continued
             Government Agency Notes & Bonds - continued
             Federal National Mortgage Association:
 $ 5,000,000 5.65%, 2/22/2028....................................   $  4,021,990
   1,850,000 6.00%, 1/14/2005....................................      1,751,282
   4,000,000 6.08%, 9/1/2028.....................................      3,416,108
   2,215,000 6.10%, 1/26/2005....................................      2,103,413
   3,000,000 6.16%, 1/23/2008....................................      2,766,099
   2,000,000 6.24%, 1/14/2008....................................      1,848,920
   3,000,000 6.32%, 3/3/2008.....................................      2,788,698
   1,000,000 6.41%, 3/8/2006.....................................        957,613
   5,000,000 6.42%, 2/12/2008....................................      4,664,925
   2,000,000 6.46%, 1/1/2008.....................................      1,869,434
   4,000,000 6.52%, 3/5/2008.....................................      3,741,280
   2,355,000 6.875%, 9/24/2012...................................      2,201,998
   3,000,000 7.28%, 5/23/2007....................................      2,904,489
                                                                    ------------
                                                                      48,062,661
                                                                    ------------
             U.S. Treasury Bonds - 0.2%
   1,500,000 U.S. Treasury Bonds 7.125%, 2/15/2023...............      1,581,563
                                                                    ------------
             Total U.S. Government & Agency Obligations
              (cost $53,888,061).................................     49,644,224
                                                                    ------------

  Principal
   Amount                                                            Value

 SHORT-TERM INVESTMENTS - 2.6%
             Repurchase Agreement - 2.6%
 $26,025,000 State Street Bank & Trust Co., 5.63%, purchased
              1/31/2000, maturing 2/1/2000, maturity
              value $26,029,070
              (cost $26,025,000) (a)...........................   $ 26,025,000
                                                                  ------------

             Total Investments -
              (cost $943,995,380).........................    98.9%  988,118,766
             Other Assets and Liabilities - net...........     1.1    11,254,071
                                                             -----  ------------
             Net Assets...................................   100.0% $999,372,837
                                                             =====  ============

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued in-terest at January 31, 2000.
144A Securities that may be resold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
++ Investment in a non-controlled affiliate. The Fund owns over 5% of the outstanding voting shares of CB Bancshares, Inc. The Fund has a cost basis of $2,954,312 in the issue at January 31, 2000. The Fund earned $25,725 of income from this investment during the six months ended January 31, 2000.
** At January 31, 2000 the Fund owned 8,000 shares of common stock of First Union Corp at a cost of $106,108. During the six months ended January 31, 2000 the Fund earned $7,520 in dividend income from this investment. These shares were acquired by the Fund through a merger with another investment company sub-advised by Lieber & Com-pany. The previous holder acquired these shares prior to the acqui-sition of the advisor and Lieber & Company by First Union.
*     Non-income producing security.

Summary of Abbreviations
ACES    Automatically Convertible Equity Securities
ADR     American Depository Receipts
MIPS    Monthly Income Preferred Shares
PRIDES  Preferred Redeemable Increased Dividend Equity Securities
REIT    Real Estate Investment Trust
STRYPES Structured Yield Product Exchangeable for Stock
TECONS  Term Convertible Shares

                                   EVERGREEN
                              Small Cap Value Fund
                            Schedule of Investments
                          January 31, 2000 (Unaudited)


   Shares                                                              Value

 COMMON STOCKS - 92.5%
           Automotive Equipment & Manufacturing - 1.1%
    84,000 Arvin Industries, Inc. ...............................   $  1,947,750
                                                                    ------------
           Banks - 12.5%
    61,600 Britton & Koontz Capital Corp. .......................      1,155,000
    31,280 Centura Banks, Inc. ..................................      1,268,795
    99,225 Charter One Financial, Inc. ..........................      1,928,686
    35,885 Commercial Bankshares, Inc. ..........................        735,642
   157,186 First Oak Brook Bancshares, Inc., Cl. A...............      2,573,921
   143,328 First State Bancorp...................................      1,899,096
   221,900 Granite State Bankshares, Inc. .......................      4,382,525
    69,500 Independent Bankshares, Inc. .........................        899,156
    65,500 Mid-State Bancshares..................................      1,801,250
    40,000 Pacific Bank, N.A.....................................      1,117,500
   128,400 Peoples Heritage Financial Group, Inc. ...............      1,885,875
    89,500 Prosperity Bancshares, Inc. ..........................      1,426,406
     5,000 Southside Bancshares Corp. ...........................         43,125
    83,000 West Coast Bancorp, Inc...............................      1,091,969
                                                                    ------------
                                                                      22,208,946
                                                                    ------------
           Building, Construction &
            Furnishings - 9.7%
   129,700 American Woodmark Corp. ..............................      2,310,281
   254,900 Craftmade International, Inc..........................      2,182,581
   125,000 * Crossmann Communities, Inc..........................      2,031,250
   150,000 D.R. Horton, Inc......................................      1,734,375
   174,000 * Furniture Brands International, Inc. ...............      2,958,000
   151,500 Industrie Natuzzi SpA, ADR............................      1,685,438
   190,200 Standard Pacific Corp. ...............................      1,771,237
   121,200 * Stanley Furniture Co., Inc. ........................      2,181,600
    30,000 * Toll Brothers, Inc. ................................        510,000
                                                                    ------------
                                                                      17,364,762
                                                                    ------------
           Business Equipment & Services - 2.8%
   123,000 * Interim Services, Inc. .............................      3,082,687
    32,500 * Zebra Technologies Corp., Cl. A.....................      1,923,594
                                                                    ------------
                                                                       5,006,281
                                                                    ------------
           Consumer Products & Services - 14.6%
   141,000 * Chattem, Inc. ......................................      2,749,500
   115,000 CPI Corp. ............................................      2,565,938
    90,000 * CSG Systems International, Inc. ....................      3,403,125
   113,068 First Years, Inc. ....................................        961,078
   120,000 * Fossil, Inc. .......................................      2,332,500
   163,400 * Guess?, Inc. .......................................      3,829,687
   110,000 Lancaster Colony Corp. ...............................      3,492,500
   225,000 * Maxwell Shoe, Inc. Cl. A............................      1,856,250
    80,500 Polaris Industries, Inc. .............................      2,606,187
    78,000 Stewart Enterprises, Inc., Cl. A......................        448,500
   328,600 York Group, Inc. .....................................      1,827,838
                                                                    ------------
                                                                      26,073,103
                                                                    ------------
           Electrical Equipment & Services - 3.2%
   100,000 Applied Power, Inc., Cl. A............................      2,787,500
    60,700 Helix Technology Corp. ...............................      2,951,538
                                                                    ------------
                                                                       5,739,038
                                                                    ------------

  Shares                                                            Value

 COMMON STOCKS - continued
           Electronic Equipment & Services - 1.5%
    67,100 * Hadco Corp.......................................   $  2,667,225
                                                                 ------------
           Finance & Insurance - 1.1%
   134,900 Morgan Keegan, Inc.................................      1,972,913
                                                                 ------------
           Food & Beverage Products - 4.4%
   230,400 International Multifoods Corp. ....................      2,923,200
   203,000 Michael Foods, Inc. ...............................      4,250,313
    25,000 * The Hain Food Group, Inc.........................        618,750
                                                                 ------------
                                                                    7,792,263
                                                                 ------------
           Healthcare Products & Services - 8.7%
    34,500 Alpharma, Inc., Cl. A..............................      1,173,000
   216,300 * AmeriSource Health Corp., Cl. A..................      3,920,437
    62,200 * ArthroCare Corp..................................      4,237,375
    40,000 Beckman Coulter, Inc...............................      2,092,500
    45,000 Jones Pharma, Inc..................................      2,612,813
    66,500 * Sybron International Corp........................      1,533,656
                                                                 ------------
                                                                   15,569,781
                                                                 ------------
           Industrial Specialty Products & Services - 2.5%
    50,000 Badger Meter, Inc..................................      1,537,500
    81,600 Donaldson, Inc.....................................      1,683,000
    42,000 * Meade Instruments Corp...........................      1,225,875
                                                                 ------------
                                                                    4,446,375
                                                                 ------------
           Information Services &
            Technology - 2.2%
   109,200 * SBS Technologies, Inc............................      3,903,900
                                                                 ------------
           Manufacturing - Distributing - 1.2%
   113,000 LSI Industries, Inc................................      2,147,000
                                                                 ------------
           Oil/Energy - 3.5%
   151,100 Berry Petroleum Co., Cl. A.........................      2,200,394
   129,200 Cabot Oil & Gas Corp., Cl. A.......................      1,905,700
   192,709 Pennzoil-Quaker State Co. .........................      2,204,109
                                                                 ------------
                                                                    6,310,203
                                                                 ------------
           Printing, Publishing, Broadcasting &
            Entertainment - 2.4%
   248,400 Bowne & Co., Inc. .................................      2,716,875
   147,584 * Obie Media Corp..................................      1,577,304
                                                                 ------------
                                                                    4,294,179
                                                                 ------------
           Retailing & Wholesale - 9.0%
    93,200 * Ames Department Stores, Inc. ....................      1,945,550
    90,000 * Papa John's International, Inc...................      2,238,750
   350,000 Pier 1 Imports, Inc................................      2,887,500
   260,000 Ross Stores, Inc...................................      3,315,000
   188,100 * Sonic Automotive, Inc............................      1,446,019
    90,000 * Whole Foods Market, Inc. ........................      4,140,000
                                                                 ------------
                                                                   15,972,819
                                                                 ------------

                                   EVERGREEN
                              Small Cap Value Fund
                       Schedule of Investments(continued)
                          January 31, 2000 (Unaudited)


   Shares                                                              Value

  COMMON STOCKS - continued
           Telecommunication Services & Equipment - 5.5%
   142,000 Communications Systems, Inc. .........................   $  1,783,875
   244,695 Hickory Tech Corp. ...................................      3,364,556
    60,000 Scientific Atlanta, Inc. .............................      4,623,750
                                                                    ------------
                                                                       9,772,181
                                                                    ------------
           Thrift Institutions - 2.2%
    21,000 Bancorp Connecticut, Inc..............................        301,875
   312,900 Horizon Financial Corp. ..............................      3,168,113
    79,200 MetroWest Bank........................................        455,400
                                                                    ------------
                                                                       3,925,388
                                                                    ------------
           Utilities - Electric - 1.3%
   116,100 MDU Resources Group, Inc. ............................      2,300,231
                                                                    ------------
           Utilities - Gas - 3.1%
    37,300 Chesapeake Utilities Corp. ...........................        678,394
    15,000 Connecticut Energy Corp...............................        621,562
    20,000 CTG Resources, Inc. ..................................        735,000
    16,000 Delta Natural Gas Co., Inc............................        246,000
    36,600 Public Service Co. of North Carolina, Inc. ...........      1,194,075
    45,800 Yankee Energy System, Inc. ...........................      2,020,925
                                                                    ------------
                                                                       5,495,956
                                                                    ------------
           Total Common Stocks
            (cost $170,118,543)..................................    164,910,294
                                                                    ------------

  Principal
   Amount                                                          Value

 CONVERTIBLE DEBENTURES - 0.6%
            Business Equipment & Services - 0.6%
 $1,250,000 Interim Services, Inc.
             4.50%, 6/1/2005
             (cost $1,250,000)...............................   $  1,112,500
                                                                ------------
 CORPORATE BONDS - 2.5%
            Healthcare Products & Services - 2.5%
  3,500,000 Alpharma, Inc.
             5.75%, 4/1/2005
             (cost $3,500,000)...............................      4,510,625
                                                                ------------
 SHORT-TERM INVESTMENTS - 1.8%
            Repurchase Agreement - 1.8%
  3,145,000 State Street Bank & Trust Co., 5.63%, purchased
             1/31/2000, maturing 2/1/2000, maturity value
             $3,145,492 (cost $3,145,000) (a)................      3,145,000
                                                                ------------

           Total Investments -(cost $178,013,543).........    97.4%  173,678,419
           Other Assets and Liabilities - net.............     2.6     4,689,252
                                                             -----  ------------
           Net Assets.....................................   100.0% $178,367,671
                                                             =====  ============

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at January 31, 2000.
*   Non-income producing security.

Summary of Abbreviations
ADR  American Depository Receipt

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                  Utility Fund
                            Schedule of Investments
                          January 31, 2000 (Unaudited)


   Shares                                                              Value

 COMMON STOCKS - 62.2%
           Communication Systems & Services - 2.9%
    20,000 * American Tower Systems Corp., Cl. A.................   $    717,500
    19,681 * MCI WorldCom, Inc...................................        904,096
   160,000 Teleglobe, Inc........................................      4,180,000
                                                                    ------------
                                                                       5,801,596
                                                                    ------------
           Energy - 4.6%
   140,000 Enron Corp............................................      9,441,250
                                                                    ------------
           Independent Power Producers - 2.2%
    62,200 * Calpine Corp........................................      4,548,375
                                                                    ------------
           Telecommunication Services & Equipment - 1.4%
    46,600 * Time Warner Telecom, Inc............................      2,830,950
                                                                    ------------
           Utilities - Electric - 26.5%
   125,000 Alliant Corp..........................................      3,726,562
    86,000 CH Energy Group, Inc..................................      2,666,000
   510,000 Companhia Paranaense de Energia-Copel, Plc., ADR......      4,111,875
    54,000 Consolidated Edison, Inc..............................      1,765,125
    88,000 Duke Power Co.........................................      5,082,000
   160,000 Energy East Corp......................................      3,610,000
   331,400 * Niagara Mohawk Holdings, Inc........................      4,163,212
   150,000 PP&L Resources, Inc...................................      3,478,125
   200,000 Public Service Co. of New Mexico......................      3,175,000
   100,000 Public Service Enterprise Group, Inc..................      3,437,500
   164,100 Reliant Energy, Inc...................................      3,743,531
   184,730 * Scottish Power Plc, ADR.............................      5,114,712
   199,200 Southern Co...........................................      5,104,500
    29,000 Texas Utilities Co....................................      1,025,875
   180,050 Wisconsin Energy Corp.................................      3,555,988
                                                                    ------------
                                                                      53,760,005
                                                                    ------------
           Utilities - Gas - 7.2%
   187,000 MDU Resources Group, Inc..............................      3,704,938
   120,000 Peoples Energy Corp...................................      3,750,000
    51,100 Piedmont Natural Gas Co., Inc.........................      1,456,350
    95,300 Semco Energy, Inc.....................................      1,167,425
   245,000 Sempra Energy.........................................      4,547,812
                                                                    ------------
                                                                      14,626,525
                                                                    ------------
           Utilities - Telephone - 17.4%
   104,000 AT&T Corp.............................................      5,486,000
   110,000 BellSouth Corp........................................      5,176,875
    70,000 GTE Corp..............................................      5,131,875
    87,250 * Nextel Communications, Inc., Cl. A..................      9,281,219
   100,000 Sprint Corp...........................................      6,468,750
    15,000 U.S. West, Inc........................................        997,500
    50,750 Vodafone AirTouch Plc, ADR............................      2,842,000
                                                                    ------------
                                                                      35,384,219
                                                                    ------------
           Total Common Stocks (cost $97,610,602)................    126,392,920
                                                                    ------------

   Shares                                                             Value

 CONVERTIBLE PREFERRED - 25.4%
             Communication Systems & Services - 8.9%
      60,000 Decs Trust V - Crown Castle 7.25%, 8/15/2002.......   $  1,657,500
     103,000 Decs Trust VI - Metromedia Fiber 6.25%,
              11/15/2002........................................      6,231,500
      70,000 Loral Space & Communications 6.00%, 11/01/2006.....      3,653,160
       9,300 Qualcomm Financial Trust I, 5.75%, 3/1/2012........      6,586,725
                                                                   ------------
                                                                     18,128,885
                                                                   ------------
             Independent Power Producers - 4.2%
      42,700 AES Trust I, Ser. A, TECONS 5.375%, 3/31/2007......      4,729,025
      52,020 Calpine Capital Trust 5.75%, 11/01/2004............      3,745,440
                                                                   ------------
                                                                      8,474,465
                                                                   ------------
             Printing, Publishing, Broadcasting & Entertainment - 2.1%
      31,700 Houston Industries, Inc., ACES (exchangeable for
              Time Warner, Inc. common stock) 7.00%, 7/1/2000 ..      4,224,025
                                                                   ------------
             Utilities - Electric - 5.4%
     235,000 BNDES Participacoes S.A. 7.25%, 2/15/2001..........      4,465,000
      70,000 Texas Utilities Co., PRIDES 9.25%, 8/16/2002.......      3,062,500
     151,200 Utilicorp United, Inc. 9.75%, 11/16/2002...........      3,505,950
                                                                   ------------
                                                                     11,033,450
                                                                   ------------
             Utilities - Telephone - 4.8%
      50,700 MediaOne Group, Inc., PIES 7.00%, 11/15/2002.......      2,611,050
      48,000 Qwest Trends Trust 5.75%, 11/17/2003, 144A.........      3,150,000
      60,000 Sprint Corp., DECS (exchangeable for Southern N.E.
              Telephone common stock)
              8.25%, 3/31/2000..................................      3,960,000
                                                                   ------------
                                                                      9,721,050
                                                                   ------------
             Total Convertible Preferred (cost $37,224,608).....     51,581,875
                                                                   ------------
  Principal
   Amount                                                             Value
 CONVERTIBLE DEBENTURES - 6.4%
             Telecommunication Services & Equipment - 6.4%
 $ 3,800,000 American Tower Corp. 6.25%, 10/15/2009, 144A.......      6,279,500
   3,520,000 Level 3 Communications, Inc. 6.00%, 9/15/2009......      6,723,200
                                                                   ------------

             Total Convertible Debentures (cost $8,320,600).....     13,002,700
                                                                   ------------

                                   EVERGREEN
                                  Utility Fund
                       Schedule of Investments(continued)
                          January 31, 2000 (Unaudited)

  Principal
   Amount                                                            Value

 SHORT-TERM INVESTMENTS - 6.0%
             Repurchase Agreement - 6.0%
 $12,207,000 State Street Bank & Trust Co., 5.63%, purchased
              1/31/2000, maturing 2/1/2000, maturity value
              $12,208,909 (cost $12,207,000) (a)...............   $ 12,207,000
                                                                  ------------

             Total Investments - (cost $155,362,810).....   100.0%  203,184,495
             Other Assets and Liabilities - net..........       0       (76,151)
                                                            -----  ------------
             Net Assets..................................   100.0% $203,108,344
                                                            =====  ============

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at January 31, 2000.
144A Securities that may be resold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933. These securities have been de-termined to be liquid under guidelines established by the Board of Trustees.
*      Non-income producing security.

Summary of Abbreviations
ACES    Adjustable Convertible Extendable Securities
ADR     American Depository Receipt
DECS    Dividend Enhanced Convertible Stock
PIES    Premium Income Exchangeable Securities
PRIDES  Preferred Redeemable Increased Dividend Equity Securities
TECONS  Term Convertible Shares

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                   Value Fund
                            Schedule of Investments
                          January 31, 2000 (Unaudited)


   Shares                                                              Value

 COMMON STOCKS - 91.5%
           Aerospace & Defense - 0.9%
   137,475 Honeywell International, Inc. ........................   $  6,598,800
                                                                    ------------
           Automotive Equipment & Manufacturing - 3.1%
   405,873 Delphi Automotive Systems Corp. ......................      7,026,676
   116,200 Ford Motor Co. .......................................      5,780,950
   131,950 General Motors Corp. .................................     10,613,728
                                                                    ------------
                                                                      23,421,354
                                                                    ------------
           Banks - 7.5%
   112,650 Chase Manhattan Corp. ................................      9,061,284
   448,934 FleetBoston Financial Corp. ..........................     14,113,363
   266,100 Golden West Financial Corp. ..........................      7,833,319
   604,600 UnionBancal Corp. ....................................     21,501,087
    94,350 Wells Fargo Co. ......................................      3,774,000
                                                                    ------------
                                                                      56,283,053
                                                                    ------------
           Chemical & Agricultural Products - 1.1%
    61,627 DuPont (E.I.) De Nemours & Co. .......................      3,635,993
   364,450 Solutia, Inc. ........................................      5,011,188
                                                                    ------------
                                                                       8,647,181
                                                                    ------------
           Communication Systems & Services - 1.0%
   163,950 * MCI WorldCom, Inc. .................................      7,531,453
                                                                    ------------
           Consumer Products & Services - 1.3%
    16,800 Procter & Gamble Co. .................................      1,694,700
   133,800 Whirlpool Corp. ......................................      7,793,850
                                                                    ------------
                                                                       9,488,550
                                                                    ------------
           Diversified Companies - 0.9%
    69,700 Minnesota Mining & Manufacturing Co. .................      6,525,663
                                                                    ------------
           Electrical Equipment & Services - 3.1%
   149,400 Emerson Electric Co. .................................      8,226,338
   115,800 General Electric Co. .................................     15,444,825
                                                                    ------------
                                                                      23,671,163
                                                                    ------------
           Electronic Equipment & Services - 1.5%
   237,600 Varian Semiconductor Equipment, Inc. .................     11,493,900
                                                                    ------------
           Finance & Insurance - 14.5%
   363,750 AMBAC Financial Group, Inc. ..........................     17,801,016
    82,325 American International Group, Inc. ...................      8,572,091
   221,109 Citigroup, Inc. ......................................     12,699,948
    32,600 Federal Home Loan Mortgage Corp. .....................      1,636,113
   262,250 Federal National Mortgage Assoc. .....................     15,718,609
   191,800 Hartford Life, Inc., Cl. A............................      7,803,862
   206,850 Household International, Inc. ........................      7,291,462
    62,650 J.P. Morgan & Co., Inc. ..............................      7,694,203
   228,700 * John Hancock Financial Services, Inc. ..............      3,945,075
    73,600 Morgan Stanley, Dean Witter & Co. ....................      4,876,000

  Shares                                                               Value

 COMMON STOCKS - continued
           Finance & Insurance - continued
   249,900 Nationwide Financial Services, Inc., Cl. A............   $  6,216,263
   163,400 Price (T.) Rowe & Associates, Inc. ...................      6,352,175
   247,000 Travelers Property Casualty Corp., Cl. A..............      8,953,750
                                                                    ------------
                                                                     109,560,567
                                                                    ------------
           Food & Beverage Products - 1.3%
   181,000 Conagra, Inc. ........................................      3,868,875
   243,000 Corn Products International, Inc. ....................      5,589,000
                                                                    ------------
                                                                       9,457,875
                                                                    ------------
           Healthcare Products & Services - 9.3%
   213,450 American Home Products Corp. .........................     10,045,491
   127,800 Bristol-Myers Squibb Co. .............................      8,434,800
   754,350 * Health Management Associates, Inc., Cl. A...........     10,513,753
    88,000 Johnson & Johnson.....................................      7,573,500
   122,100 Merck & Co., Inc. ....................................      9,623,006
     2,650 Monsanto Co. .........................................         93,578
   250,400 Pharmacia & Upjohn, Inc. .............................     11,768,800
   348,700 * Quest Diagnostics, Inc. ............................     11,855,800
                                                                    ------------
                                                                      69,908,728
                                                                    ------------
           Information Services & Technology - 8.0%
   513,000 * American Power Conversion Corp. ....................     14,155,594
    78,650 Electronic Data Systems Corp. ........................      5,318,706
    95,550 Hewlett-Packard Co. ..................................     10,343,287
    82,800 Intel Corp. ..........................................      8,192,025
    54,300 International Business
            Machines Corp. ......................................      6,091,781
   253,100 * Keane, Inc. ........................................      6,833,700
    35,800 * LSI Logic...........................................      2,926,650
    32,500 * Micron Technology, Inc. ............................      2,021,094
    96,350 Symantec Corp. .......................................      4,823,522
                                                                    ------------
                                                                      60,706,359
                                                                    ------------
           Oil/Energy - 9.9%
   123,450 Atlantic Richfield Co. ...............................      9,505,650
     9,900 Chevron Corp. ........................................        827,269
   151,670 Conoco, Inc., Cl. B...................................      3,573,724
   476,672 Exxon Mobil Corp. ....................................     39,802,112
    49,300 Royal Dutch Petroleum Co. ............................      2,714,581
   349,550 Sunoco, Inc. .........................................      8,061,497
   193,550 Texaco, Inc. .........................................     10,233,956
                                                                    ------------
                                                                      74,718,789
                                                                    ------------
           Paper & Packaging - 2.5%
   643,250 Abitibi Consolidated, Inc ............................      7,960,219
    39,300 Avery Dennison Corp. .................................      2,662,575
   131,500 Kimberly-Clark Corp. .................................      8,144,781
                                                                    ------------
                                                                      18,767,575
                                                                    ------------

                                   EVERGREEN
                                   Value Fund
                       Schedule of Investments(continued)
                          January 31, 2000 (Unaudited)


   Shares                                                             Value

 COMMON STOCKS - continued
           Printing, Publishing, Broadcasting & Entertainment -
             3.8%
   130,900 AT&T Corp. - Liberty Media Group, Cl. A..............   $  6,692,262
   163,100 * CBS Corp. .........................................      9,510,769
    33,000 Disney (Walt) Co. ...................................      1,198,313
    83,200 * Univision Communications, Inc., Cl. A..............      8,912,800
    37,000 * Viacom, Inc., Cl. B................................      2,048,875
                                                                   ------------
                                                                     28,363,019
                                                                   ------------
           Retailing & Wholesale - 3.5%
   209,600 * Federated Department Stores, Inc. .................      8,724,600
   221,800 Harcourt General, Inc. ..............................      8,872,000
   705,100 * Tommy Hilfiger Corp. ..............................      8,505,269
                                                                   ------------
                                                                     26,101,869
                                                                   ------------
           Telecommunication Services & Equipment - 2.6%
   116,250 * MediaOne Group, Inc. ..............................      9,241,875
    53,000 Motorola, Inc. ......................................      7,247,750
    33,900 Omnipoint Corp. .....................................      3,476,869
                                                                   ------------
                                                                     19,966,494
                                                                   ------------
           Transportation - 1.9%
   134,200 Burlington Northern Santa Fe Corp. ..................      3,229,188
   227,900 Union Pacific Corp. .................................      9,116,000
    34,900 United Parcel Service, Inc., Cl. B...................      2,076,550
                                                                   ------------
                                                                     14,421,738
                                                                   ------------
           Utilities - Electric - 4.6%
   483,250 DPL, Inc. ...........................................      9,272,359
    87,900 Duke Power Co. ......................................      5,076,225
    86,000 FPL Group, Inc. .....................................      3,628,125

    Shares                                                            Value

 COMMON STOCKS - continued
             Utilities - Electric - continued
      62,900 GPU, Inc. .........................................   $  1,824,100
     444,800 Reliant Energy, Inc. ..............................     10,147,000
     182,000 Southern Co. ......................................      4,663,750
                                                                   ------------
                                                                     34,611,559
                                                                   ------------
             Utilities - Gas - 0.9%
     194,700 NICOR, Inc. .......................................      6,668,475
                                                                   ------------
             Utilities - Telephone - 8.3%
     188,911 AT&T Corp. ........................................      9,965,055
     164,500 Bell Atlantic Corp. ...............................     10,188,719
     280,950 BellSouth Corp. ...................................     13,222,209
     237,200 GTE Corp. .........................................     17,389,725
     281,105 SBC Communications, Inc. ..........................     12,122,653
                                                                   ------------
                                                                     62,888,361
                                                                   ------------
             Total Common Stocks
              (cost $624,050,443)...............................    689,802,525
                                                                   ------------
  Principal
    Amount                                                            Value

 SHORT-TERM INVESTMENTS - 9.3%
             Repurchase Agreement - 9.3%
 $70,274,000 State Street Bank & Trust Co., 5.45%, purchased
              1/31/2000, maturing 2/1/2000, maturity
              value $70,284,639
              (cost $70,274,000) (a)............................     70,274,000
                                                                   ------------

             Total Investments -
              (cost $694,324,443)........................   100.8%  760,076,525
             Other Assets and
              Liabilities - net..........................    (0.8)   (5,931,512)
                                                            -----  ------------
             Net Assets..................................   100.0% $754,145,013
                                                            =====  ============

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at January 31, 2000.
* Non-income producing security.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Growth and Income Funds
                      Statements of Assets and Liabilities
                          January 31, 2000 (Unaudited)

                                                        Growth          Income
                                          Equity         and             and         Small Cap
                          Blue Chip       Income        Income          Growth         Value        Utility        Value
                             Fund          Fund          Fund            Fund           Fund          Fund          Fund
 ----------------------------------------------------------------------------------------------------------------------------
Assets
 Identified cost of
  securities...........  $744,207,561  $ 93,262,929 $1,230,426,351  $  943,995,380  $178,013,543  $155,362,810  $694,324,443
 Net unrealized gains
  or losses on
  securities...........   158,075,121    13,367,966    384,381,370      44,123,386    (4,335,124)   47,821,685    65,752,082
 ----------------------------------------------------------------------------------------------------------------------------
 Market value of
  securities...........   902,282,682   106,630,895  1,614,807,721     988,118,766   173,678,419   203,184,495   760,076,525
 Cash..................            73           108         97,777               0           558           555           203
 Receivable for
  securities sold......             0     1,787,464     14,417,732      24,887,708     5,199,190             0     1,022,310
 Receivable for Fund
  shares sold..........     4,955,112        17,720        783,085         113,680       399,457       882,515       222,771
 Dividends and interest
  receivable...........       438,225       377,945      1,070,793       4,102,313       160,173       476,455       557,106
 Prepaid expenses and
  other assets.........       213,554        99,587         29,126          41,891        42,515        24,665        42,120
 ----------------------------------------------------------------------------------------------------------------------------
 Total assets..........   907,889,646   108,913,719  1,631,206,234   1,017,264,358   179,480,312   204,568,685   761,921,035
 ----------------------------------------------------------------------------------------------------------------------------
Liabilities
 Payable for securities
  purchased............    10,738,385       549,100      7,711,003      15,011,608             0             0     3,887,900
 Payable for Fund
  shares redeemed......     1,049,037       386,597      4,545,695       1,760,226       858,594     1,236,850     3,136,517
 Payable for securities
  on loan..............    39,697,528     1,176,336              0               0             0             0             0
 Advisory fee payable..       303,514        47,592      1,072,460         703,581       134,911        65,659       258,544
 Distribution Plan
  expenses payable.....       233,070        57,395        353,053          64,148        58,090        49,498       173,466
 Due to other related
  parties..............        67,995        13,085        133,400          80,710        14,990        15,684        61,228
 Accrued expenses and
  other liabilities....       114,184         4,797        703,034         271,248        46,056        92,650       258,367
 ----------------------------------------------------------------------------------------------------------------------------
 Total liabilities.....    52,203,713     2,234,902     14,518,645      17,891,521     1,112,641     1,460,341     7,776,022
 ----------------------------------------------------------------------------------------------------------------------------
Net assets.............  $855,685,933  $106,678,817 $1,616,687,589  $  999,372,837  $178,367,671  $203,108,344  $754,145,013
 ----------------------------------------------------------------------------------------------------------------------------
Net assets represented
 by
 Paid-in capital.......  $668,990,259  $ 89,415,809 $1,073,093,165  $  922,043,629  $213,853,720  $138,500,856  $626,337,403
 Undistributed
  (overdistributed) net
  investment income
  (loss)...............    (1,569,821)      119,977     (4,782,122)     (5,895,327)      (49,978)     (231,696)      (15,622)
 Accumulated net
  realized gains or
  losses on securities
  and foreign currency
  related
  transactions.........    30,190,374     3,775,065    163,995,131      39,135,705   (31,100,947)   17,017,499    62,071,150
 Net unrealized gains
  or losses on
  securities and
  foreign currency
  related
  transactions.........   158,075,121    13,367,966    384,381,415      44,088,830    (4,335,124)   47,821,685    65,752,082
 ----------------------------------------------------------------------------------------------------------------------------
Total net assets.......  $855,685,933  $106,678,817 $1,616,687,589  $  999,372,837  $178,367,671  $203,108,344  $754,145,013
 ----------------------------------------------------------------------------------------------------------------------------
Net assets consists of
 Class A...............  $466,351,088  $ 38,680,469 $  234,443,436  $   36,138,486  $ 46,790,059  $135,061,002  $424,656,161
 Class B...............   375,654,147    55,955,938    798,754,010     157,782,029    80,533,539    62,995,691   237,398,598
 Class C...............     7,035,052    11,937,502     30,270,122       2,325,530    15,308,912     2,828,321     3,853,383
 Class Y...............     6,645,646       104,908    553,220,021     803,126,792    35,735,161     2,223,330    88,236,871
 ----------------------------------------------------------------------------------------------------------------------------
Total net assets.......  $855,685,933  $106,678,817 $1,616,687,589  $  999,372,837  $178,367,671  $203,108,344  $754,145,013
 ----------------------------------------------------------------------------------------------------------------------------
Shares outstanding
 Class A...............    13,499,693     2,462,451      7,722,593       1,652,578     3,287,094     9,584,043    21,219,920
 Class B...............    11,038,135     3,586,914     26,799,080       7,277,199     5,700,568     4,469,596    11,896,672
 Class C...............       206,136       764,049      1,015,514         107,265     1,085,155       200,568       193,270
 Class Y...............       193,766         6,699     18,138,366      36,708,037     2,507,726       157,732     4,407,928
 ----------------------------------------------------------------------------------------------------------------------------
Net asset value per
 share
 Class A...............  $      34.55  $      15.71 $        30.36  $        21.87  $      14.23  $      14.09  $      20.01
 ----------------------------------------------------------------------------------------------------------------------------
 Class A--Offering
  price (based on sales
  charge of 4.75%).....  $      36.27  $      16.49 $        31.87  $        22.96  $      14.94  $      14.79  $      21.01
 ----------------------------------------------------------------------------------------------------------------------------
 Class B...............  $      34.03  $      15.60 $        29.81  $        21.68  $      14.13  $      14.09  $      19.96
 ----------------------------------------------------------------------------------------------------------------------------
 Class C...............  $      34.13  $      15.62 $        29.81  $        21.68  $      14.11  $      14.10  $      19.94
 ----------------------------------------------------------------------------------------------------------------------------
 Class Y...............  $      34.30  $      15.66 $        30.50  $        21.88  $      14.25  $      14.10  $      20.02
 ----------------------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Growth and Income Funds
                            Statements of Operations
                 Six Months Ended January 31, 2000 (Unaudited)

                                                         Growth         Income
                                           Equity          and           and        Small Cap
                            Blue Chip      Income        Income         Growth        Value        Utility        Value
                              Fund          Fund          Fund           Fund          Fund         Fund          Fund
 ---------------------------------------------------------------------------------------------------------------------------
 Investment income
 Dividends (net of
  foreign withholding
  taxes of $17,445,
  $2,768, $25,277,
  $68,854, $0, $3,595
  and $30,157,
  respectively).........   $ 2,705,808  $  1,594,636  $   9,884,911  $ 19,502,656  $  1,877,182  $ 2,652,971  $   6,513,380
 Interest...............     1,231,130       251,251        377,752     3,987,131       701,337      369,457      1,305,046
 ---------------------------------------------------------------------------------------------------------------------------
 Total investment
  income................     3,936,938     1,845,887     10,262,663    23,489,787     2,578,519    3,022,428      7,818,426
 ---------------------------------------------------------------------------------------------------------------------------
 Expenses
 Advisory fee...........     1,968,897       402,635      7,576,607     4,895,683     1,082,160      426,778      2,096,811
 Distribution Plan
  expenses..............     2,124,917       477,039      4,688,783       902,391       657,404      441,977      2,097,129
 Administrative services
  fees..................        49,128        17,253        133,400        80,710        14,990       31,976        144,791
 Transfer agent fee.....       985,006       138,318      2,058,760       975,039       383,022      132,397        810,798
 Trustees' fees and
  expenses..............         7,375         1,552         17,258        10,157         1,940        1,722          8,249
 Printing and postage
  expenses..............        52,128        10,640        129,319        90,381        20,319       15,540         77,387
 Custodian fee..........        89,600        19,201        208,952       126,186        31,359       21,566        110,443
 Registration and filing
  fees..................       152,913        11,408         44,557        17,722        31,042       20,850         27,160
 Professional fees......         9,343         8,801         16,790        13,573         8,231        6,775         10,474
 Other..................        77,384         4,151        151,705        94,444         9,947       12,050         54,296
 ---------------------------------------------------------------------------------------------------------------------------
 Total expenses.........     5,516,691     1,090,998     15,026,131     7,206,286     2,240,414    1,111,631      5,437,538
 Less: Expense
  reductions............       (24,477)       (7,689)       (36,672)      (32,805)       (9,930)     (12,751)       (43,140)
 ---------------------------------------------------------------------------------------------------------------------------
  Net expenses..........     5,492,214     1,083,309     14,989,459     7,173,481     2,230,484    1,098,880      5,394,398
 ---------------------------------------------------------------------------------------------------------------------------
 Net investment income
  (loss)................    (1,555,276)      762,578     (4,726,796)   16,316,306       348,035    1,923,548      2,424,028
 ---------------------------------------------------------------------------------------------------------------------------
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions
 Net realized gains or
  losses on:
  Securities............    45,820,322     3,754,448    190,341,628    41,884,185    (7,303,425)  25,502,930     71,543,851
  Foreign currency
   related
   transactions.........             0             0          4,088    (1,011,373)            0            0            787
 ---------------------------------------------------------------------------------------------------------------------------
 Net realized gains or
  losses on securities
  and foreign currency
  related transactions..    45,820,322     3,754,448    190,345,716    40,872,812    (7,303,425)  25,502,930     71,544,638
 ---------------------------------------------------------------------------------------------------------------------------
 Net change in
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions..    39,117,289   (14,456,133)  (110,740,344)  (47,689,114)  (13,051,028)   7,429,069   (139,637,857)
 ---------------------------------------------------------------------------------------------------------------------------
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions..    84,937,611   (10,701,685)    79,605,372    (6,816,302)  (20,354,453)  32,931,999    (68,093,219)
 ---------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............   $83,382,335  $ (9,939,107) $  74,878,576  $  9,500,004  $(20,006,418) $34,855,547  $ (65,669,191)

 -------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Growth and Income Fund
                      Statements of Changes in Net Assets
                 Six Months Ended January 31, 2000 (Unaudited)

                                        Equity       Growth and      Income and     Small Cap
                        Blue Chip       Income         Income          Growth         Value        Utility         Value
                           Fund          Fund           Fund            Fund           Fund          Fund          Fund
 ----------------------------------------------------------------------------------------------------------------------------
 Operations
 Net investment
  income (loss).....   $ (1,555,276) $    762,578  $   (4,726,796) $   16,316,306  $    348,035  $  1,923,548  $   2,424,028
 Net realized gains
  or losses on
  securities and
  foreign currency
  related
  transactions......     45,820,322     3,754,448     190,345,716      40,872,812    (7,303,425)   25,502,930     71,544,638
 Net change in
  unrealized gains
  or losses on
  securities and
  foreign currency
  related
  transactions......     39,117,289   (14,456,133)   (110,740,344)    (47,689,114)  (13,051,028)    7,429,069   (139,637,857)
 ----------------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in net
   assets resulting
   from operations..     83,382,335    (9,939,107)     74,878,576       9,500,004   (20,006,418)   34,855,547    (65,669,191)
 ----------------------------------------------------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment
  income
  Class A...........              0      (476,529)              0        (779,493)     (139,162)   (1,507,008)    (1,741,658)
  Class B...........              0      (473,320)              0      (3,339,416)      (69,660)     (552,410)      (173,433)
  Class C...........              0      (105,147)              0         (47,265)      (14,239)      (13,163)        (2,358)
  Class Y...........              0        (4,061)              0     (20,025,412)     (163,339)      (30,327)      (592,501)
 Net realized gains
  Class A...........    (28,109,711)   (6,926,900)     (4,598,084)       (590,501)            0    (9,808,608)   (55,282,863)
  Class B...........    (23,321,638)  (10,526,881)    (16,932,536)     (3,030,140)            0    (5,178,058)   (39,983,154)
  Class C...........       (288,874)   (2,390,332)       (628,619)        (44,582)            0      (119,850)      (563,611)
  Class Y...........       (176,566)      (86,941)    (11,517,842)    (14,561,478)            0      (187,129)   (14,849,499)
 ----------------------------------------------------------------------------------------------------------------------------
  Total
   distributions to
   shareholders.....    (51,896,789)  (20,990,111)    (33,677,081)    (42,418,287)     (386,400)  (17,396,553)  (113,189,077)
 ----------------------------------------------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from
  shares sold.......    215,805,765     2,547,186     210,036,060      17,090,336    21,991,511    18,750,477     16,987,653
 Payment for shares
  redeemed..........    (80,374,128)  (30,306,192)   (478,726,518)    (93,398,283)  (73,499,366)  (14,273,453)  (124,748,533)
 Net asset value of
  shares issued in
  reinvestment of
  distributions.....     47,328,659    19,503,011      31,956,088      37,939,545       262,310    14,920,839    108,720,861
 ----------------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in net
   assets resulting
   from capital
   share
   transactions.....    182,760,296    (8,255,995)   (236,734,370)    (38,368,402)  (51,245,545)   19,397,863        959,981
 ----------------------------------------------------------------------------------------------------------------------------
   Total increase
    (decrease) in
    net assets......    214,245,842   (39,185,213)   (195,532,875)    (71,286,685)  (71,638,363)   36,856,857   (177,898,287)
 Net assets
 Beginning of
  period............    641,440,091   145,864,030   1,812,220,464   1,070,659,522   250,006,034   166,251,487    932,043,300
 ----------------------------------------------------------------------------------------------------------------------------
 End of period......   $855,685,933  $106,678,817  $1,616,687,589  $  999,372,837  $178,367,671  $203,108,344  $ 754,145,013
 ----------------------------------------------------------------------------------------------------------------------------
 Undistributed
  (overdistributed)
  net investment
  income (loss).....   $ (1,569,821) $    119,977  $   (4,782,122) $   (5,895,327) $    (49,978) $   (231,696) $     (15,622)

 -------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Growth and Income Funds
                      Statements of Changes in Net Assets
                            Year Ended July 31, 1999

                                        Equity       Growth and      Income and      Small Cap
                        Blue Chip       Income         Income          Growth          Value        Utility         Value
                          Fund           Fund           Fund            Fund           Fund           Fund          Fund
 -----------------------------------------------------------------------------------------------------------------------------
 Operations
 Net investment
  income (loss)....   $    (405,617) $  1,822,429  $      739,955  $   39,827,948  $   4,374,984  $  5,016,016  $   6,696,229
 Net realized gains
  or losses on
  securities and
  foreign currency
  related
  transactions.....      37,712,909    23,440,204       9,259,355      35,191,732    (23,967,030)    6,752,256    118,989,239
 Net change in
  unrealized gains
  or losses on
  securities and
  foreign currency
  related
  transactions.....      33,829,162   (14,578,770)     65,034,177      23,905,207     19,057,835    23,219,707    (10,264,625)
 -----------------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in
   net assets
   resulting from
   operations......      71,136,454    10,683,863      75,033,487      98,924,887       (534,211)   34,987,979    115,420,843
 -----------------------------------------------------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment
  income
  Class A..........        (302,117)     (740,343)       (618,275)       (590,960)    (1,241,862)   (3,518,061)    (4,093,423)
  Class B..........               0      (652,879)              0      (1,904,614)    (1,599,604)   (1,359,833)      (679,263)
  Class C..........               0      (138,191)              0         (40,664)      (319,899)      (16,980)        (9,129)
  Class Y..........               0        (5,052)     (2,594,824)    (38,238,097)    (1,709,875)     (101,181)    (1,708,800)
 Net realized gains
  Class A..........     (22,171,083)   (6,542,911)     (8,009,500)     (1,297,466)      (792,880)  (10,191,078)    (2,706,113)
  Class B..........     (10,585,999)  (12,308,775)    (27,000,584)     (4,982,320)    (1,601,327)   (4,842,643)    (1,893,542)
  Class C..........         (50,576)   (2,556,957)     (1,332,807)       (108,434)      (315,684)      (52,067)       (26,406)
  Class Y..........               0       (19,678)    (20,777,901)    (79,113,403)      (998,252)     (304,419)      (926,882)
 -----------------------------------------------------------------------------------------------------------------------------
  Total
   distributions to
   shareholders....     (33,109,775)  (22,964,786)    (60,333,891)   (126,275,958)    (8,579,383)  (20,386,262)   (12,043,558)
 -----------------------------------------------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from
  shares sold......     414,184,932    30,188,056     386,163,830      30,217,265    205,428,609    17,451,359     66,555,976
 Payment for shares
  redeemed.........    (243,648,933)  (72,875,118)   (792,989,619)   (182,203,597)  (260,520,742)  (24,384,302)  (239,124,718)
 Net asset value of
  shares issued in
  reinvestment of
  distributions....      29,469,348    21,454,983      57,025,779     114,061,954      7,125,678    17,326,400     10,412,391
 Net asset value of
  shares issued in
  acquisition......               0             0               0     185,281,144              0             0              0
 -----------------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in
   net assets
   resulting from
   capital share
   transactions....     200,005,347   (21,232,079)   (349,800,010)    147,356,766    (47,966,455)   10,393,457   (162,156,351)
 -----------------------------------------------------------------------------------------------------------------------------
   Total increase
    (decrease) in
    net assets.....     238,032,026   (33,513,002)   (335,100,414)    120,005,695    (57,080,049)   24,995,174    (58,779,066)
 Net assets
 Beginning of
  period...........     403,408,065   179,377,032   2,147,320,878     950,653,827    307,086,083   141,256,313    990,822,366
 -----------------------------------------------------------------------------------------------------------------------------
 End of period.....   $ 641,440,091  $145,864,030  $1,812,220,464  $1,070,659,522  $ 250,006,034  $166,251,487  $ 932,043,300
 -----------------------------------------------------------------------------------------------------------------------------
 Undistributed
  (overdistributed)
  net investment
  income...........   $     (14,545) $    416,456  $      (55,326) $    1,979,953  $     (11,613) $    (52,336) $      70,300

 -------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

               Combined Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Evergreen Growth and Income Funds consist of Evergreen Blue Chip Fund ("Blue Chip Fund"), Evergreen Equity Income Fund ("Equity Income Fund"), Ever-green Growth and Income Fund ("Growth and Income Fund"), Evergreen Income and Growth Fund ("Income and Growth Fund"), Evergreen Small Cap Value Fund ("Small Cap Value Fund"), Evergreen Utility Fund ("Utility Fund") and Evergreen Value Fund ("Value Fund"), (collectively, the "Funds"). Each Fund is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware business trust orga-nized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing dis-tribution fee than Class A. Class B shares are sold subject to a contingent de-ferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997, follow the conversion rights at the time the shares were purchased. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold at net asset value and are not sub-ject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y share-holders of record of certain other funds managed by First Union and its affili-ates as of December 30, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
Securities traded on a national securities exchange or included on the Nasdaq National Market System ("NMS") and other securities traded in the over-the-counter market are valued at the last reported sales price on the exchange where primarily traded. Securities traded on an exchange or NMS for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked price. Corporate bonds, U.S. government obligations, mortgage and other asset-backed securities and other fixed-income securities are valued at prices provided by an indepen-dent pricing service. In determining a price for normal institutional-size transactions, the pricing service uses methods based on market transactions for comparable securities and analysis of various relationships between similar se-curities which are generally recognized by institutional traders. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Otherwise, securities for which valuations are not readily available from an independent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures established by the Board of Trustees. Mutual fund shares held as Short-term investments are valued at net asset value. Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held in a segregated account by the custodian on the Fund's behalf. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each Fund monitors the adequacy of the collat-eral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment ad-visor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commis-sion, the Blue Chip Fund and Equity Income Fund, along with certain other funds managed by Evergreen Investment Management Company ("EIMC"), an indirect whol-ly-owned subsidiary of First Union National Bank ("FUNB"), may transfer uninvested cash balances into a joint trading account. These balances are in-vested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. Foreign Currency
The books and records of the Funds are maintained in United States (U.S.) dol-lars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, other assets and liabilities at the daily rate of exchange; purchases and sales of investments and income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gains or losses resulting from changes in foreign currency exchange rates is a component of net unrealized gains or losses on se-curities and foreign currency related transactions. Net realized foreign cur-rency gains or losses on foreign currency related transactions include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency related transactions and the differ-ence between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains or losses related to fluctuations in exchange rates between the initial pur-chase trade date and subsequent sale trade date is included in realized gains or losses on securities.

D. Forward Foreign Currency Exchange Contracts
The Funds may enter into forward foreign currency exchange contracts ("forward contracts") to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets or liabili-ties. Forward contracts are recorded at the forward rate and marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gains or losses on foreign currency related transactions. The Funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations under the contract. Forward con-tracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities.

E. Securities Lending
In order to generate income and to offset expenses, the Funds may lend portfo-lio securities to brokers, dealers and other financial organizations. The Fund's investment advisor will monitor the creditworthiness of such borrowers. Loans of securities may not exceed 33 1/3% of a Fund's total assets and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. The Fund monitors the adequacy of the collateral daily and will require the borrower to provide additional collateral in the event the value of the collateral falls below 100% of the market value of the securities on loan. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest any cash collateral received in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and ob-tain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities, which occurs during the term of the loan, would affect a Fund and its investors. A Fund may pay fees in connec-tion with such loans.

F. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date there-after when the Fund is made aware of the dividend. Foreign income and capital gains realized on some foreign securi-ties may be subject to foreign withholding taxes, which are accrued as applica-ble.

G. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable in-come and net capital gains, if any, to their shareholders. The Funds also in-tend to avoid any excise tax liability by making the required distributions un-der the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

H. Distributions
Distributions from net investment income for the Funds, except for the Utility Fund, are declared and paid quarterly. Distributions from net investment income for Utility Fund are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to sharehold-ers are recorded at the close of business on the ex-dividend date. Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

I. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are pro-rated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

EIMC is the investment advisor for Blue Chip Fund and Equity Income Fund. In return for providing investment management services to Blue Chip Fund and Eq-uity Income Fund, each Fund pays EIMC a management fee that is calculated daily and paid monthly. The management fee for Blue Chip Fund is computed daily ap-plying percentage rates starting at 0.61% and declining to 0.26% per annum as net assets increase, to the average daily net assets of the Fund. The advisory fee for Equity Income Fund is calculated at an annual rate of 1.50% of Equity Income Fund's gross investment income plus an amount determined by applying percentage rates, starting at 0.51% and declining to 0.21% per annum as net as-sets increase, to the average daily net assets of the Fund.

Prior to January 3, 2000, the management fee for the Blue Chip Fund was com-puted daily by applying percentage rates starting at 0.70% and declining to 0.35% per annum as net assets increase, to the average daily net assets of the Fund. Prior to January 3, 2000, the management fee for the Equity Income Fund was computed daily at an annual rate of 1.50% of the Fund's gross investment income plus an amount determined by applying percentage rates starting at 0.60% and declining to 0.30% per annum as net assets increase, to the average daily net assets of the Fund.

Evergreen Asset Management Corp. ("EAMC"), an indirect wholly-owned subsidiary of FUNB, is the investment advisor to Growth and Income Fund, Income and Growth Fund and Small Cap Value Fund and is paid an advisory fee that is calculated daily and paid monthly based on the Fund's average daily net assets, in accor-dance with the following schedule:

         First $750 million......................................... 0.90%
         Next $250 million.......................................... 0.80%
         Over $1 billion............................................ 0.70%

Prior to January 3, 2000, the management fee paid to EAMC for these funds was calculated daily based on the Fund's average daily net assets, in accordance with the following schedule:

         First $750 million......................................... 1.00%
         Next $250 million.......................................... 0.90%
         Over $1 billion............................................ 0.80%

Lieber & Company, an affiliate of First Union, is the investment sub-advisor to Growth and Income Fund, Income and Growth Fund and Small Cap Value Fund and also provides brokerage services with respect to substantially all security transactions of the Funds effected on the New York or American Stock Exchanges. For the six months ended January 31, 2000, Growth and Income Fund, Income and Growth Fund and Small Cap Value Fund incurred broker commissions of $1,114,171, $334,402, and $146,531, respectively, with Lieber & Company. Lieber & Company is reimbursed by EAMC for providing investment sub-advisory services at no ad-ditional expense to the Funds.

Evergreen Investment Management ("EIM"), formerly Capital Management Group, a division of FUNB, is the investment advisor to Utility Fund and Value Fund and is paid an advisory fee that is calculated daily and paid monthly at an annual rate of 0.42% of each Fund's average daily net assets. Prior to January 3, 2000, the advisory fee was calculated daily at an annual rate of 0.50% of each Fund's average daily net assets.

Evergreen Investment Services ("EIS"), an indirect, wholly-owned subsidiary of FUNB, is the administrator and The BISYS Group, Inc. ("BISYS") is the sub-ad-ministrator to the Funds. As administrator, EIS provides the Funds with facili-ties, equipment and personnel. As sub-administrator to the Funds, BISYS pro-vides the officers of the Funds. Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

For its services, the Utility Fund and Value Fund pays the administrator and sub-administrator a combined fee at the annual rate of 0.10% of each Fund's av-erage daily net assets. Prior to January 3, 2000, the administrator and sub-ad-ministrator for the Funds were entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisors. The adminis-tration fee was calculated by applying percentage rates, which started at 0.05% and declined to 0.01% per annum as net assets increased, to the average daily net assets of each Fund. The sub-administration fee was calculated by applying percentage rates, which started at 0.01% and declined to 0.004% per annum as net assets increased, to the average daily net assets of each Fund.

For Blue Chip Fund, Equity Income Fund, Growth and Income Fund, Income and Growth Fund and Small Cap Value Fund, the Funds pay the administrator a fee at the annual rate of 0.10% of each Fund's average daily net assets. Prior to Jan-uary 3, 2000, the administration and sub-administration fee for each Fund was paid by the investment advisor and was not a Fund expense. However, prior to January 3, 2000, the Blue Chip Fund and Equity Income Fund reimbursed EIMC for providing certain administration and accounting expenses. The sub-administra-tion fee continues to be paid by the investment advisor.

For the six months ended January 31, 2000, Utility Fund and Value Fund paid or accrued to EIS and BISYS the following amounts for administrative and sub-ad-ministrative services:

                                        Administration Sub-Administration
                                             Fee              Fee
                                        ---------------------------------
         Utility Fund..................    $ 28,432         $ 3,544
         Value Fund....................    $123,559         $21,232

Evergreen Service Company ("ESC"), an indirect, wholly-owned subsidiary of First Union, is the transfer and dividend disbursing agent for the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS, serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class Y. Distribution Plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution

Plan expenses". Under the Distribution Plans, Class A incurs distribution fees equal to 0.25% of the average daily net asset of the class, all of which is used to pay for shareholder service fees. Class B and Class C incur distribu-tion fees equal to 1.00% of the average daily net assets of each class. Of this amount, 0.25% of the distribution fees incurred is used to pay for shareholder service fees and 0.75% is used to pay for distribution-related costs. Distribu-tion Plan expenses are calculated daily and paid at least quarterly.

During the six months ended January 31, 2000, amounts paid or accrued to EDI pursuant to each Fund's Class A, Class B and Class C Distribution Plans were as follows:

                                            Class A   Class B   Class C
                                            ----------------------------
         Blue Chip Fund.................... $511,669 $1,592,261 $ 20,987
         Equity Income Fund................   56,806    344,507   75,726
         Growth and Income Fund............  295,939  4,229,761  163,083
         Income and Growth Fund............   42,522    847,672   12,197
         Small Cap Value Fund..............   67,227    492,000   98,177
         Utility Fund......................  142,034    293,388    6,555
         Value Fund........................  539,963  1,535,724   21,442

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is per-mitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. ACQUISITION

Effective the close of business on July 30, 1999, Income and Growth Fund ac-quired substantially all of the net assets and assumed certain liabilities of Evergreen American Retirement Fund, an open-end management investment company registered under the 1940 Act in an exchange of Class A, Class B, Class C and Class Y shares of Income and Growth Fund.

The acquisition was accomplished by a tax-free exchange of the respective shares of the Income and Growth Fund. The value of net assets acquired, number of shares issued, unrealized appreciation acquired and the aggregate net assets of the Income and Growth Fund immediately after the acquisition were as fol-lows:

                                                            Value of Net     Number of    Unrealized     Net Assets
    Acquiring Fund                Acquired Fund            Assets Acquired Shares Issued Appreciation After Acquisition
 ----------------------------------------------------------------------------------------------------------------------
Income and Growth Fund  Evergreen American Retirement Fund  $185,281,144     8,258,910   $20,212,515   $1,070,659,522

6. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and Class Y. Transactions in shares of the Funds were as follows:

Blue Chip Fund

                             Six Months Ended              Year Ended
                             January 31, 2000            July 31, 1999
                          ------------------------  -------------------------
                            Shares       Amount       Shares       Amount
 -----------------------------------------------------------------------------
Class A Shares
Shares sold..............  1,760,588  $ 60,569,869   7,069,269  $ 215,936,462
Automatic conversion of
 Class B shares to Class
 A shares................    824,791    29,782,827           0              0
Shares redeemed.......... (1,438,897)  (48,981,812) (5,479,684)  (162,273,843)
Shares issued in
 reinvestment of
 distributions...........    721,139    24,742,289     682,121     19,382,250
 -----------------------------------------------------------------------------
Net increase.............  1,867,621    66,113,173   2,271,706     73,044,869
 -----------------------------------------------------------------------------
Class B Shares
Shares sold..............  4,292,024   144,905,117   6,218,762    192,571,481
Automatic conversion of
 Class B shares to Class
 A shares................   (836,985)  (29,782,827)          0              0
Shares redeemed..........   (912,541)  (30,402,682) (2,617,336)   (78,544,225)
Shares issued in
 reinvestment of
 distributions...........    654,155    22,136,614     355,147     10,036,524
 -----------------------------------------------------------------------------
Net increase.............  3,196,653   106,856,222   3,956,573    124,063,780
 -----------------------------------------------------------------------------
Class C Shares
Shares sold..............    124,860     4,293,375     157,200      4,882,919
Shares redeemed..........    (17,781)     (607,978)    (93,639)    (2,830,715)
Shares issued in
 reinvestment of
 distributions...........      8,052       273,190       1,785         50,574
 -----------------------------------------------------------------------------
Net increase.............    115,131     3,958,587      65,346      2,102,778
 -----------------------------------------------------------------------------
Class Y Shares
Shares sold..............    175,556     6,037,404      24,198        794,070
Shares redeemed..........    (11,170)     (381,656)         (5)          (150)
Shares issued in
 reinvestment of
 distributions...........      5,187       176,566           0              0
 -----------------------------------------------------------------------------
Net increase.............    169,573     5,832,314      24,193        793,920
 -----------------------------------------------------------------------------
Net increase.............             $182,760,296              $ 200,005,347
 -----------------------------------------------------------------------------

Equity Income Fund

                               Six Months Ended            Year Ended
                               January 31, 2000           July 31, 1999
                             ----------------------  ------------------------
                              Shares      Amount       Shares       Amount
 -----------------------------------------------------------------------------
Class A Shares
Shares sold.................   35,137  $    635,761     377,792  $  7,479,412
Automatic conversion of
 Class B shares to Class A
 shares.....................   46,560       750,880      66,574     1,275,463
Shares redeemed............. (522,642)   (9,033,687)   (751,644)  (14,848,362)
Shares issued in
 reinvestment of
 distributions..............  414,431     6,902,690     363,322     6,893,908
 -----------------------------------------------------------------------------
Net increase (decrease).....  (26,514)     (744,356)     56,044       800,421
 -----------------------------------------------------------------------------
Class B Shares
Shares sold.................   90,745     1,640,675     906,121    18,055,614
Automatic conversion of
 Class B shares to Class A
 shares.....................  (46,870)     (750,880)    (66,948)   (1,275,463)
Shares redeemed............. (965,490)  (16,831,733) (2,490,795)  (48,904,031)
Shares issued in
 reinvestment of
 distributions..............  617,714    10,199,356     637,607    12,007,710
 -----------------------------------------------------------------------------
Net decrease................ (303,901)   (5,742,582) (1,014,015)  (20,116,170)
 -----------------------------------------------------------------------------
Class C Shares
Shares sold.................   13,286       246,466     191,619     3,838,714
Shares redeemed............. (233,040)   (3,904,828)   (447,839)   (8,832,781)
Shares issued in
 reinvestment of
 distributions..............  139,722     2,310,975     134,147     2,529,177
 -----------------------------------------------------------------------------
Net decrease................  (80,032)   (1,347,387)   (122,073)   (2,464,890)
 -----------------------------------------------------------------------------
Class Y Shares
Shares sold.................    1,246        24,284      40,395       814,316
Shares redeemed.............  (32,310)     (535,944)    (14,451)     (289,944)
Shares issued in
 reinvestment of
 distributions..............    5,411        89,990       1,271        24,188
 -----------------------------------------------------------------------------
Net increase (decrease).....  (25,653)     (421,670)     27,215       548,560
 -----------------------------------------------------------------------------
Net decrease................           $ (8,255,995)             $(21,232,079)
 -----------------------------------------------------------------------------

Growth and Income Fund

                              Six Months Ended              Year Ended
                              January 31, 2000            July 31, 1999
                          -------------------------  -------------------------
                            Shares       Amount        Shares       Amount
 ------------------------------------------------------------------------------
Class A Shares
Shares sold.............   5,479,766  $ 160,751,759   6,356,759  $ 181,231,854
Automatic conversion of
 Class B shares to Class
 A shares...............     433,825     13,890,270      71,639      2,052,789
Shares redeemed.........  (6,804,026)  (200,688,935) (8,431,174)  (239,858,978)
Shares issued in
 reinvestment of
 distributions..........     146,810      4,392,505     300,493      8,412,371
 ------------------------------------------------------------------------------
Net decrease............    (743,625)   (21,654,401) (1,702,283)   (48,161,964)
 ------------------------------------------------------------------------------
Class B Shares
Shares sold.............     492,860     14,377,772   4,273,030    116,938,483
Automatic conversion of
 Class B shares to Class
 A shares...............    (441,724)   (13,890,270)    (72,390)    (2,052,789)
Shares redeemed.........  (4,384,642)  (127,925,028) (9,163,377)  (254,977,395)
Shares issued in
 reinvestment of
 distributions..........     544,438     16,017,371     945,090     26,226,276
 ------------------------------------------------------------------------------
Net decrease............  (3,789,068)  (111,420,155) (4,017,647)  (113,865,425)
 ------------------------------------------------------------------------------
Class C Shares
Shares sold.............     120,231      3,542,868     414,303     11,348,877
Shares redeemed.........    (374,897)   (10,912,000)   (942,556)   (26,271,690)
Shares issued in
 reinvestment of
 distributions..........      16,568        487,415      45,443      1,261,465
 ------------------------------------------------------------------------------
Net decrease............    (238,098)    (6,881,717)   (482,810)   (13,661,348)
 ------------------------------------------------------------------------------
Class Y Shares
Shares sold.............   1,057,340     31,363,661   2,753,486     76,644,616
Shares redeemed.........  (4,677,071)  (139,200,555) (9,565,395)  (271,881,556)
Shares issued in
 reinvestment of
 distributions..........     368,014     11,058,797     753,230     21,125,667
 ------------------------------------------------------------------------------
Net decrease............  (3,251,717)   (96,778,097) (6,058,679)  (174,111,273)
 ------------------------------------------------------------------------------
Net decrease............              $(236,734,370)             $(349,800,010)
 ------------------------------------------------------------------------------

Income and Growth Fund

                              Six Months Ended              Year Ended
                              January 31, 2000            July 31, 1999
                          -------------------------  -------------------------
                            Shares       Amount        Shares       Amount
 ------------------------------------------------------------------------------
Class A Shares
Shares sold.............     330,147  $   7,175,991     546,531  $  12,209,031
Automatic conversion of
 Class B shares to Class
 A shares...............     197,359      4,406,859           0              0
Shares redeemed.........    (516,448)   (11,305,899)   (692,292)   (15,388,197)
Shares issued in
 reinvestment of
 distributions..........      59,358      1,280,617      84,216      1,766,406
Shares issued in
 acquisition of
 Evergreen American
 Retirement Fund........           0              0     996,586     22,495,315
 ------------------------------------------------------------------------------
Net increase............      70,416      1,557,568     935,041     21,082,555
 ------------------------------------------------------------------------------
Class B Shares
Shares sold.............     131,591      2,842,094     267,996      5,756,610
Automatic conversion of
 Class B shares to Class
 A shares...............    (199,004)    (4,406,859)          0              0
Shares redeemed.........  (1,209,468)   (26,147,504)   (684,457)   (14,490,566)
Shares issued in
 reinvestment of
 distributions..........     280,893      6,010,270     307,396      6,393,524
Shares issued in
 acquisition of
 Evergreen American
 Retirement Fund........           0              0   6,014,738    134,624,702
 ------------------------------------------------------------------------------
Net increase
 (decrease).............    (995,988)   (21,701,999)  5,905,673    132,284,270
 ------------------------------------------------------------------------------
Class C Shares
Shares sold.............      13,626        292,284       8,976        194,095
Shares redeemed.........     (21,939)      (470,793)    (24,103)      (510,097)
Shares issued in
 reinvestment of
 distributions..........       3,783         80,960       6,072        126,280
Shares issued in
 acquisition of
 Evergreen American
 Retirement Fund........           0              0      66,207      1,481,914
 ------------------------------------------------------------------------------
Net increase
 (decrease).............      (4,530)       (97,549)     57,152      1,292,192
 ------------------------------------------------------------------------------
Class Y Shares
Shares sold.............     308,498      6,779,967     568,224     12,057,529
Shares redeemed.........  (2,534,262)   (55,474,087) (7,163,498)  (151,814,737)
Shares issued in
 reinvestment of
 distributions..........   1,417,127     30,567,698   5,039,388    105,775,744
Shares issued in
 acquisition of
 Evergreen American
 Retirement Fund........           0              0   1,181,379     26,679,213
 ------------------------------------------------------------------------------
Net decrease............    (808,637)   (18,126,422)   (374,507)    (7,302,251)
 ------------------------------------------------------------------------------
Net increase
 (decrease).............              $ (38,368,402)             $ 147,356,766
 ------------------------------------------------------------------------------

Small Cap Value Fund

                              Six Months Ended              Year Ended
                              January 31, 2000            July 31, 1999
                           ------------------------  -------------------------
                             Shares       Amount       Shares       Amount
 ------------------------------------------------------------------------------
Class A Shares
Shares sold..............     895,793  $ 13,241,326  10,088,863  $ 146,506,778
Automatic conversion of
 Class B shares to Class
 A shares................      91,547     1,344,291     122,150      1,811,086
Shares redeemed..........  (1,528,359)  (22,464,796) (9,965,619)  (143,998,401)
Shares issued in
 reinvestment of
 distributions...........       8,995       134,298     136,847      1,949,647
 ------------------------------------------------------------------------------
Net increase (decrease)..    (532,024)   (7,744,881)    382,241      6,269,110
 ------------------------------------------------------------------------------
Class B Shares
Shares sold..............     333,862     4,855,803   2,288,743     33,166,258
Automatic conversion of
 Class B shares to Class
 A shares................     (92,207)   (1,344,291)   (122,803)    (1,811,086)
Shares redeemed..........  (1,703,717)  (24,752,293) (3,528,826)   (50,084,066)
Shares issued in
 reinvestment of
 distributions...........       4,388        65,209     213,282      3,057,499
 ------------------------------------------------------------------------------
Net decrease.............  (1,457,674)  (21,175,572) (1,149,604)   (15,671,395)
 ------------------------------------------------------------------------------
Class C Shares
Shares sold..............     101,914     1,473,968     709,408     10,225,143
Shares redeemed..........    (494,627)   (7,139,999)   (947,075)   (13,384,026)
Shares issued in
 reinvestment of
 distributions...........         718        10,680      41,741        597,766
 ------------------------------------------------------------------------------
Net decrease.............    (391,995)   (5,655,351)   (195,926)    (2,561,117)
 ------------------------------------------------------------------------------
Class Y Shares
Shares sold..............     163,477     2,420,414   1,069,945     15,530,430
Shares redeemed..........  (1,312,831)  (19,142,278) (3,645,558)   (53,054,249)
Shares issued in
 reinvestment of
 distributions...........       3,491        52,123     105,065      1,520,766
 ------------------------------------------------------------------------------
Net decrease.............  (1,145,863)  (16,669,741) (2,470,548)   (36,003,053)
 ------------------------------------------------------------------------------
Net decrease.............              $(51,245,545)             $ (47,966,455)
 ------------------------------------------------------------------------------

Utility Fund

                               Six Months Ended            Year Ended
                               January 31, 2000           July 31, 1999
                             ----------------------  ------------------------
                              Shares      Amount       Shares       Amount
 -----------------------------------------------------------------------------
Class A Shares
Shares sold.................   513,533  $ 7,021,131     429,844  $  5,133,429
Automatic Conversion of
 Class B Shares to Class A
 Shares.....................   562,337    7,870,081      11,373       126,409
Shares redeemed.............  (658,724)  (8,745,435) (1,117,587)  (13,062,066)
Shares issued in
 reinvestment of
 distributions..............   731,878    9,366,057   1,006,678    11,457,282
 -----------------------------------------------------------------------------
Net increase................ 1,149,024   15,511,834     330,308     3,655,054
 -----------------------------------------------------------------------------
Class B Shares
Shares sold.................   690,155    9,191,137     704,486     8,209,032
Automatic Conversion of
 Class B Shares to Class A
 Shares.....................  (562,470)  (7,870,081)    (11,366)     (126,409)
Shares redeemed.............  (336,183)  (4,395,576)   (650,786)   (7,545,094)
Shares issued in
 reinvestment of
 distributions..............   412,146    5,267,354     502,546     5,718,575
 -----------------------------------------------------------------------------
Net increase................   203,648    2,192,834     544,880     6,256,104
 -----------------------------------------------------------------------------
Class C Shares
Shares sold.................   173,293    2,352,284     162,138     1,808,980
Shares redeemed.............   (48,265)    (651,835)   (140,732)   (1,555,150)
Shares issued in
 reinvestment of
 distributions..............     7,216       92,368       5,627        64,145
 -----------------------------------------------------------------------------
Net increase................   132,244    1,792,817      27,033       317,975
 -----------------------------------------------------------------------------
Class Y Shares
Shares sold.................    14,304      185,925     182,271     2,173,509
Shares redeemed.............   (37,002)    (480,607)   (168,716)   (2,095,583)
Shares issued in
 reinvestment of
 distributions..............    15,269      195,060       7,586        86,398
 -----------------------------------------------------------------------------
Net increase (decrease).....    (7,429)     (99,622)     21,141       164,324
 -----------------------------------------------------------------------------
Net increase................            $19,397,863              $ 10,393,457
 -----------------------------------------------------------------------------

Value Fund

                              Six Months Ended              Year Ended
                              January 31, 2000            July 31, 1999
                           ------------------------  -------------------------
                             Shares       Amount       Shares       Amount
 ------------------------------------------------------------------------------
Class A Shares
Shares sold..............     325,444  $  7,376,306   1,304,364  $  30,874,288
Automatic conversion of
 Class B shares to Class
 A shares................   2,053,408    42,509,846           0              0
Shares redeemed..........  (2,368,513)  (52,503,649) (4,351,247)  (100,747,544)
Shares issued in
 reinvestment of
 distributions...........   2,548,338    54,267,906     285,275      6,540,493
 ------------------------------------------------------------------------------
Net increase (decrease)..   2,558,677    51,650,409  (2,761,608)   (63,332,763)
 ------------------------------------------------------------------------------
Class B Shares
Shares sold..............     310,668     7,161,991   1,041,242     24,036,781
Automatic conversion of
 Class B shares to Class
 A shares................  (2,058,648)  (42,509,846)          0              0
Shares redeemed..........  (1,563,523)  (34,610,920) (2,488,104)   (57,458,861)
Shares issued in
 reinvestment of
 distributions...........   1,836,041    38,937,956     111,928      2,520,116
 ------------------------------------------------------------------------------
Net decrease.............  (1,475,462)  (31,020,819) (1,334,934)   (30,901,964)
 ------------------------------------------------------------------------------
Class C Shares
Shares sold..............      14,245       315,656      70,058      1,628,040
Shares redeemed..........     (33,686)     (742,636)   (115,631)    (2,643,004)
Shares issued in
 reinvestment of
 distributions...........      25,717       544,882       1,529         34,419
 ------------------------------------------------------------------------------
Net increase (decrease)..       6,276       117,902     (44,044)      (980,545)
 ------------------------------------------------------------------------------
Class Y Shares
Shares sold..............      95,850     2,133,700     444,392     10,016,867
Shares redeemed..........  (1,688,436)  (36,891,328) (3,438,601)   (78,275,309)
Shares issued in
 reinvestment of
 distributions...........     702,889    14,970,117      57,625      1,317,363
 ------------------------------------------------------------------------------
Net decrease.............    (889,697)  (19,787,511) (2,936,584)   (66,941,079)
 ------------------------------------------------------------------------------
Net increase (decrease)..              $    959,981              $(162,156,351)
 ------------------------------------------------------------------------------

7. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended January 31, 2000:

                                    Cost of Purchases Proceeds from Sales
                                    -------------------------------------
         Blue Chip Fund............   $563,669,965       $462,846,122
         Equity Income Fund
          Non-U.S. Government......     36,064,548         71,004,155
          U.S. Government..........      6,389,063                  0
         Growth and Income Fund....    556,338,934        813,767,946
         Income and Growth Fund....    426,207,224        422,703,990
         Small Cap Value Fund......     81,374,386        137,534,879
         Utility Fund..............     42,191,660         48,911,556
         Value Fund................    366,947,014        517,462,440

During the six months ended January 31, 2000 Blue Chip Fund and Equity Income Fund loaned securities to certain brokers who paid the Funds a negotiated lend-ers' fee. These fees are included in interest income. At January 31, 2000, the value of the securities on loan from Blue Chip Fund and Equity Income Fund were $38,830,390 and $1,116,485, respectively, and the value of collateral was $39,697,528 and $1,176,336, respectively. During the six months ended January 31, 2000, the Blue Chip Fund and Equity Income Fund earned $4,991 and $108,348, respectively, in income from securities lending.

As of July 31, 1999, Income and Growth Fund and Small Cap Value Fund had capi-tal loss carryovers for federal income tax purposes of $102,000 expiring July 31, 2005 and $1,083,259 expiring July 31, 2007, respectively.

8. EXPENSE REDUCTIONS

The Funds have entered into expense offset arrangements with ESC and their cus-todian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The Funds have also entered into brokerage/service arrangements with specific brokers who paid a portion of the Fund's expenses. The amount of expense reductions received by each Fund and the impact of the total expense reductions on each Fund's expense ratio represented as a percentage of its average daily net assets were as follows:

                             Expense                   Total
                              Offset     Brokerage    Expense     % of Average
                           Arrangements Transactions Reductions Daily Net Assets
                           -----------------------------------------------------
         Blue Chip Fund..    $22,308       $2,169     $24,477        0.00%
         Equity Income
          Fund...........      6,049        1,640       7,689        0.01%
         Growth and
          Income Fund....     36,672            0      36,672        0.00%
         Income and
          Growth Fund....     32,805            0      32,805        0.00%
         Small Cap Value
          Fund...........      9,207          723       9,930        0.01%
         Utility Fund....     12,751            0      12,751        0.01%
         Value Fund......     43,140            0      43,140        0.01%

9. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Funds. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENTS

On July 27, 1999, certain Evergreen Funds and a group of banks (the "Lenders") entered into a credit agreement. Under this agreement, the Lenders provide an unsecured revolving credit commitment in the aggregate amount of $1.050 bil-lion. The credit facility is allocated, under the terms of the financing agree-ment, among the Lenders. The credit facility is accessed by the Funds for tem-porary or emergency purposes to fund the redemption of their shares or as gen-eral working capital as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.75% per annum above the Fed-eral Funds rate (1.50% per annum above the Federal Funds rate during the period from and including December 1, 1999 through and including January 31, 2000). A commitment fee of 0.10% per annum is incurred on the average daily unused por-tion of the revolving credit commitment. The commitment fee is allocated to all Funds. For its assistance in arranging this financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $250,000. State Street serves as paying agent for the funds, and as paying agent is entitled to a fee of $20,000 per annum which is allocated to all of the Funds.

During the six months ended January 31, 2000, the Funds had no significant borrowings under the agreements.

11. CONCENTRATION OF CREDIT RISK

Utility Fund invests a substantial portion of its assets in issuers in the utilities industry. Therefore, it may be more affected by economic and politi-cal developments in that industry than would be a comparable general equity fund.

SUBSEQUENT EVENT

Effective February 1, 2000, the maximum deferred sales charge for Class C shares is changed to 2.00%. Class C shareholders purchased on or after February 1, 2000 are subject to a 2.00% contingent deferred sales charge if such shares are redeemed within one year after the month of purchase and a 1.00% contingent deferred sales charge if such shares are redeemed within two years after the month of purchase. Class C shares purchased prior to February 1, 2000 follow the contingent deferred sales charge schedule at the time the shares were ini-tially purchased.

DISTRIBUTIONS TO SHAREHOLDERS

The Utility Fund declared the following distribution from net investment in-come:

         Record Date    Payable Date   Class A   Class B   Class C   Class Y
            ----------------------------------------------------------------
         3/8/2000        3/10/2000     $0.028    $0.020    $0.020    $0.031

These distributions are not reflected in the accompanying financial statements.

ADDITIONAL INFORMATION

Effective the close of business on March 10, 2000, Utility Fund acquired the net assets and liabilities of Evergreen America's Utility Fund, an open-end management investment company registered under the 1940 Act in exchange of shares. The net assets were exchanged through a tax-free exchange for Class A shares of Utility Fund. The acquired net assets consisted primarily of portfo-lio securities with unrealized appreciation of $33,482,175. Aggregate net as-sets of Utility Fund and Evergreen America's Utility Fund immediately before the acquisition were $222,937,755 and $165,782,310, respectively. The aggregate net assets of Utility Fund after the acquisition were $388,720,065.

                                Evergreen Funds

Money Market

Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund


Tax Advantaged

Short Intermediate Municipal Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund
Tax-Free High Income Fund


Income

Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Bond Fund
U.S. Government Fund
Quality Income Fund
Diversified Bond Fund
Strategic Income Fund
High Income Fund
High Yield Bond Fund


Balanced

Tax Strategic Foundation Fund
Foundation Fund
Capital Balanced Fund
Balanced Fund


Growth & Income

Utility Fund
Income and Growth Fund
Equity Income Fund
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Value Fund
Select Equity Index Fund


Domestic Growth

Tax Strategic Equity Fund
Capital Growth Fund
Stock Selector Fund
Evergreen Fund
Strategic Growth Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Growth Fund
Aggressive Growth Fund
Select Special Equity Fund


Global International

Global Leaders Fund
Perpetual Global Fund
International Growth Fund
Perpetual International Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund


Express Line

800.346.3858


Investor Services

800.343.2898


www.evergreen-funds.com


69761                                                             540390  3/2000


                                                                 ---------------
                                                                    PRSRT STD
[LOGO OF EVERGREEN FUNDS]                                          U.S. POSTAGE
                                                                       PAID
200 Berkeley Street                                                 HUDSON, MA
Boston, MA 02116                                                  PERMIT NO. 19
                                                                 ---------------

                        Evergreen Income and Growth Fund
                               Pro Forma Combining
                             Schedule of Investments
                          January 31, 2000 (Unaudited)


                                                     Income and Growth Fund     Equity Income Fund         Pro - Forma Combined
                                                   ------------------------- ------------------------   --------------------------
                                                    Shares     Market Value   Shares    Market Value     Shares      Market Value
                                                    ------     ------------   ------    ------------    --------    -------------
Common Stocks                             59.3%
Aerospace & Defense                        0.5%
    Cordant Technologies, Inc.                        50,000     $1,653,125                                 50,000       $1,653,125
    General Dynamics Corp.                            81,900      3,859,538                                 81,900        3,859,538
                                                               ------------                                          --------------
                                                                 $5,512,663                                              $5,512,663
Automotive Equipment & Manufacturing       1.7%
    Dana Corp.                                       555,900     13,063,650                                555,900       13,063,650
    Ford Motor Co.                                                              48,000     $2,388,000       48,000        2,388,000
    General Motors Corp.                                                        30,000      2,413,125       30,000        2,413,125
    Goodyear Tire & Rubber Co.                        19,300        458,375                                 19,300          458,375
                                                               ------------              ------------                --------------
                                                                 13,522,025                 4,801,125                    18,323,150
Banks                                      8.0%
    Amcore Financial, Inc.                           221,500      4,513,062                                221,500        4,513,062
    AmSouth Bancorp                                  219,917      3,834,803                                219,917        3,834,803
    Astoria Financial Corp.                          135,000      3,931,875                                135,000        3,931,875
    Bancwest Corp.                                   250,600      4,040,925                                250,600        4,040,925
    BankAmerica Corp.                                                           40,000      1,937,500       40,000        1,937,500
 /\ CB Bancshares, Inc.                              100,000      2,825,000                                100,000        2,825,000
    CCB Financial Corp.                               98,700      4,293,450                                 98,700        4,293,450
    Charter One Financial, Inc.                       58,000      1,127,375                                 58,000        1,127,375
    Chase Manhattan Corp.                                                       10,000        804,375       10,000          804,375
    Comerica, Inc.                                    86,500      3,822,219                                 86,500        3,822,219
    Commerce Bancshares, Inc.                        131,250      4,040,039                                131,250        4,040,039
    Compass Bancshares, Inc.                                                    30,000        594,375       30,000          594,375
    First Charter Corp.                              125,000      1,726,562                                125,000        1,726,562
    First Security Corp.                             200,000      5,175,000                                200,000        5,175,000
    First Tennessee National Corp.                   141,000      3,683,625                                141,000        3,683,625
    First Union Corp. **                               8,000        268,500                                  8,000          268,500
    Firstar Corp.                                                              104,550      2,496,131      104,550        2,496,131
    FleetBoston Financial Corp.                                                 63,000      1,980,563       63,000        1,980,563
    Hibernia Corp., Cl. A                            173,000      1,816,500                                173,000        1,816,500
    Interchange Financial Services Corp.             287,353      4,885,001                                287,353        4,885,001
    KeyCorp                                          148,000      3,108,000                                148,000        3,108,000
    Keystone Financial, Inc.                          84,000      1,538,250                                 84,000        1,538,250
    Mercantile Bankshares Corp.                                                 20,000        582,500       20,000          582,500
    North Fork Bancorp, Inc.                         260,000      4,420,000    120,000      2,040,000      380,000        6,460,000
    Pacific Century Financial Corp.                  121,168      2,082,575                                121,168        2,082,575
    Peoples Heritage Financial Group, Inc.           310,430      4,559,441                                310,430        4,559,441
    PNC Bank Corp.                                                              30,000      1,440,000       30,000        1,440,000
    Republic Security Financial Corp.                335,730      2,517,975                                335,730        2,517,975
    Susquehanna Bancshares, Inc.                     138,375      2,015,086                                138,375        2,015,086
    U.S. Bancorp                                     150,000      3,328,125                                150,000        3,328,125
    USBANCORP, Inc.                                  321,960      3,420,825                                321,960        3,420,825
                                                               ------------              ------------                --------------
                                                                 76,974,213                11,875,444                    88,849,657
Business Equipment & Services              0.1%
    Dun & Bradstreet Corp.                            25,000        629,688     35,000        881,563       60,000        1,511,251
                                                               ------------              ------------                --------------

Capital Goods                              1.9%
    CNH Global NV                                  1,539,900     21,366,112                              1,539,900       21,366,112
                                                               ------------                                          --------------

Chemical & Agricultural Products           0.0%
    Rohm & Haas Co.                                                              5,000        211,250        5,000          211,250
                                                                                         ------------                --------------

Consumer Products & Services               1.5%
    Eastman Kodak Co.                                                           15,000        928,125       15,000          928,125
    Industrie Natuzzi SpA, ADR                       220,000      2,447,500                                220,000        2,447,500
    Lancaster Colony Corp.                           100,000      3,175,000                                100,000        3,175,000
    Mattel, Inc.                                     180,000      1,878,750                                180,000        1,878,750
    Newell Rubbermaid, Inc.                          224,415      6,732,450                                224,415        6,732,450
    Service Corp. International                       60,000        273,750                                 60,000          273,750
    Tupperware Corp.                                  52,200        851,512                                 52,200          851,512
                                                               ------------              ------------                --------------

                                                     Income and Growth Fund     Equity Income Fund          Pro - Forma Combined
                                                   -------------------------- ----------------------     --------------------------
                                                                 15,358,962                   928,125                    16,287,087
Electrical Equipment & Services            2.7%
    Emerson Electric Co.                             100,000      5,506,250     26,000      1,431,625      126,000        6,937,875
    General Electric Co.                                                        22,000      2,934,250       22,000        2,934,250
    Hubbell, Inc., Cl. A                               5,000        121,875                                  5,000          121,875
    Hubbell, Inc., Cl. B                             286,656      7,435,140                                286,656        7,435,140
    Thomas & Betts Corp.                             400,000     12,175,000                                400,000       12,175,000
                                                               ------------              ------------                --------------
                                                                 25,238,265                 4,365,875                    29,604,140
Finance & Insurance                        2.0%
    AMBAC Financial Group, Inc.                                                 21,000      1,027,688       21,000        1,027,688
    Citigroup, Inc.                                                             28,000      1,608,250       28,000        1,608,250
    Federal National Mortgage Assoc.                                            23,000      1,378,562       23,000        1,378,562
    Greenpoint Financial Corp.                                                 115,000      2,278,437      115,000        2,278,437
    Hartford Financial Services Group, Inc            20,000        762,500                                 20,000          762,500
*   John Hancock Financial Services, Inc.                                       32,300        557,175       32,300          557,175
    Lehman Brothers Holdings, Inc.                                              10,000        715,000       10,000          715,000
    Lincoln National Corp.                            30,000      1,108,125                                 30,000        1,108,125
    Nationwide Financial Services, Inc.,
      Cl. A                                                                     40,000        995,000       40,000          995,000
    Partnerre Ltd.                                   104,500      3,030,500                                104,500        3,030,500
    Travelers Property Casualty Corp.,
      Cl. A                                                                     36,000      1,305,000       36,000        1,305,000
    UnumProvident Corp.                              104,536      2,796,338                                104,536        2,796,338
    XL Capital Ltd., Cl. A                            79,000      3,564,875     25,000      1,128,125      104,000        4,693,000
                                                               ------------              ------------                --------------
                                                                 11,262,338                10,993,237                    22,255,575
Food & Beverage Products                   0.3%
    Anheuser Busch Companies, Inc.                                              14,000        945,000       14,000          945,000
    Conagra, Inc.                                                               55,000      1,175,625       55,000        1,175,625
    Ralston Purina Co.                                                          43,000      1,206,688       43,000        1,206,688
                                                                                         ------------                --------------
                                                                                            3,327,313                     3,327,313
Healthcare Products & Services             6.8%
*   Alza Corp.                                                                  15,000        535,313       15,000          535,313
    American Home Products Corp.                     285,000     13,412,812     30,000      1,411,875      315,000       14,824,687
    Baxter International, Inc.                       210,000     13,413,750                                210,000       13,413,750
    Beckman Coulter, Inc.                            200,200     10,472,963                                200,200       10,472,963
    Bristol-Myers Squibb Co.                         146,800      9,688,800                                146,800        9,688,800
    Johnson & Johnson                                                           20,000      1,721,250       20,000        1,721,250
    Lilly (Eli) & Co.                                 50,000      3,343,750                                 50,000        3,343,750
    Merck & Co., Inc.                                                           42,400      3,341,650       42,400        3,341,650
    Pharmacia & Upjohn, Inc.                                                    49,000      2,303,000       49,000        2,303,000
    Shared Medical System Corp.                      262,700     11,624,475                                262,700       11,624,475
    Warner-Lambert Co.                                40,000      3,797,500                                 40,000        3,797,500
                                                               ------------              ------------                --------------
                                                                 65,754,050                 9,313,088                    75,067,138
Industrial Specialty Products & Services   0.1%
    Federal Signal Corp.                              80,000      1,255,000                                 80,000        1,255,000
                                                               ------------              ------------                --------------

Information Services & Technology          0.9%
    International Business Machines Corp.                                       22,000      2,468,125       22,000        2,468,125
    Network Associates, Inc.                         193,500      5,018,906                                193,500        5,018,906
    Seagate Technology                                50,000      2,003,125                                 50,000        2,003,125
    Sycamore Networks, Inc.                            1,000        319,000                                  1,000          319,000
                                                               ------------              ------------                --------------
                                                                  7,341,031                 2,468,125                     9,809,156
Leisure & Tourism                          0.3%
    Gaylord Entertainment Co.                        108,700      3,030,013                                108,700        3,030,013
                                                               ------------              ------------                --------------

Oil / Energy                               5.5%
    Atlantic Richfield Co.                            23,000      1,771,000     36,000      2,772,000       59,000        4,543,000
    BP Amoco Plc, ADR                                 21,172      1,137,995                                 21,172        1,137,995
    Conoco, Inc., Cl. B                              122,840      2,894,417     25,797        607,842      148,637        3,502,259
    Exxon Mobil Corp.                                                           39,604      3,306,934       39,604        3,306,934
    Murphy Oil Corp.                                 314,400     18,038,700                                314,400       18,038,700
    Sunoco, Inc.                                                                25,000        576,562       25,000          576,562
    Texaco, Inc.                                      72,000      3,807,000     45,000      2,379,375      117,000        6,186,375
    The Williams Companies, Inc.                     582,000     22,552,500                                582,000       22,552,500
    Ultramar Diamond Shamrock Corp.                                             25,000        546,875       25,000          546,875
                                                               ------------              ------------                --------------
                                                                 50,201,612                10,189,588                    60,391,200
Oil Field Services                         0.3%
    Nabors Industries, Inc.                          110,344      3,268,941                                110,344        3,268,941
                                                               ------------                                          --------------

Paper & Packaging                          0.5%
    Consolidated Papers, Inc.                                                   43,000      1,187,875       43,000        1,187,875
    Kimberly-Clark Corp.                                                        20,000      1,238,750       20,000        1,238,750

                                                     Income and Growth Fund     Equity Income Fund          Pro - Forma Combined
                                                   -------------------------- ----------------------     --------------------------
    Smurfit Container Corp.                          100,000      1,981,250                                100,000        1,981,250
    Westvaco Corp.                                                              40,000      1,097,500       40,000        1,097,500
                                                               ------------              ------------                --------------
                                                                  1,981,250                 3,524,125                     5,505,375
Printing, Publishing, Broadcasting &
  Entertainment                            0.6%
*   CBS Corp.                                                                   30,000      1,749,375       30,000        1,749,375
    Disney (Walt) Co.                                 10,000        363,125                                 10,000          363,125
    Emmis Communications Corp.                        40,000      2,622,500                                 40,000        2,622,500
    New York Times Co., Cl. A                         50,000      2,284,375                                 50,000        2,284,375
                                                               ------------              ------------                --------------
                                                                  5,270,000                 1,749,375                     7,019,375
Real Estate                                2.8%
    Boston Properties, Inc., REIT                                               35,000      1,050,000       35,000        1,050,000
    Equity Office Properties Trust REIT                                         50,000      1,278,125       50,000        1,278,125
    Equity Residential Properties Trust
      REIT                                           124,900      5,183,350     26,000      1,079,000      150,900        6,262,350
    First Industrial Realty Trust, Inc.
      REIT                                                                      41,000      1,101,875       41,000        1,101,875
    Gables Residential Trust REIT                    495,900     10,754,831                                495,900       10,754,831
    Post Property, Inc. REIT                         235,700      9,044,988                                235,700        9,044,988
    Spieker Properties, Inc. REIT                                               25,000        971,875       25,000          971,875
                                                               ------------              ------------                --------------
                                                                 24,983,169                 5,480,875                    30,464,044
Retailing & Wholesale                      0.2%
*   Costco Wholesale Corp.                                                      11,000        538,313       11,000          538,313
    Longs Drug Stores Corp.                           30,000        645,000                                 30,000          645,000
*   Staples, Inc.                                                               33,000        785,812       33,000          785,812
                                                               ------------              ------------                --------------
                                                                    645,000                 1,324,125                     1,969,125

Telecommunication Services & Equipment     0.5%
    Global Crossing, Ltd.                            100,000      5,075,000                                100,000        5,075,000
                                                               ------------                                          --------------

Textile & Apparel                          0.0%
    V.F. Corp.                                        10,000        259,375                                 10,000          259,375
                                                               ------------                                          --------------

Thrift Institutions                        0.4%
    First Essex Bancorp, Inc.                        282,000      3,965,625                                282,000        3,965,625
                                                               ------------                                          --------------

Transportation                             0.7%
    Burlington Northern Santa Fe Corp.                                          40,000        962,500       40,000          962,500
    Union Pacific Corp.                              137,000      5,480,000     35,000      1,400,000      172,000        6,880,000
                                                               ------------              ------------                --------------
                                                                  5,480,000                 2,362,500                     7,842,500
Utilities - Electric                       15.1%
    Central & South West Corp.                       500,000     10,093,750                                500,000       10,093,750
    Cinergy Corp.                                    400,000      9,950,000                                400,000        9,950,000
    Constellation Energy Group, Inc.                                            45,000      1,355,625       45,000        1,355,625
    DPL, Inc.                                                                   50,000        959,375       50,000          959,375
    Duke Power Co.                                   399,500     23,071,125     23,000      1,328,250      422,500       24,399,375
    FirstEnergy Corp.                                400,000      9,100,000                                400,000        9,100,000
    FPL Group, Inc.                                  239,000     10,082,812                                239,000       10,082,812
    GPU, Inc.                                        171,900      4,985,100                                171,900        4,985,100
    LG&E Energy Corp.                                215,524      3,663,908     50,000        850,000      265,524        4,513,908
    MDU Resources Group, Inc.                        230,000      4,556,875                                230,000        4,556,875
    New Century Energies, Inc.                       200,000      5,787,500                                200,000        5,787,500
    Northeast Utilities                                                         40,000        820,000       40,000          820,000
    PP&L Resources, Inc.                             181,700      4,213,169                                181,700        4,213,169
    Public Service Co. of New Mexico                  40,000        635,000                                 40,000          635,000
    Scana Corp.                                      630,000     17,128,125                                630,000       17,128,125
    Sempra Energy                                    543,000     10,079,438                                543,000       10,079,438
    Southern Co. (b)                                 800,000     20,500,000     44,000      1,127,500      844,000       21,627,500
    Teco Energy, Inc. (b)                                                       40,000        785,000       40,000          785,000
    Texas Utilities Co.                              280,000      9,905,000     25,000        884,375      305,000       10,789,375
    TNP Enterprises, Inc.                            150,200      6,195,750                                150,200        6,195,750
    Wisconsin Energy Corp.                           448,400      8,855,900                                448,400        8,855,900
                                                               ------------              ------------                --------------
                                                                158,803,452                 8,110,125                   166,913,577
Utilities - Gas                            2.4%
    Keyspan Corp.                                    401,900      9,419,531                                401,900        9,419,531
    Peoples Energy Corp.                             391,300     12,228,125                                391,300       12,228,125
    Piedmont Natural Gas Co., Inc.                   163,100      4,648,350                                163,100        4,648,350
                                                               ------------                                          --------------
                                                                 26,296,006                                              26,296,006
Utilities - Telephone                      3.6%
    AT&T Corp.                                       149,655      7,894,301     25,000      1,318,750      174,655        9,213,051
    Bell Atlantic Corp.                                                         55,000      3,406,562       55,000        3,406,562
    BellSouth Corp.                                                             35,000      1,647,187       35,000        1,647,187
    Broadwing, Inc.                                   50,000      1,900,000                                 50,000        1,900,000

                                                     Income and Growth Fund     Equity Income Fund         Pro - Forma Combined
                                                    ------------------------  -----------------------  ----------------------------
    GTE Corp.                                        250,000     18,328,125     15,000      1,099,688      265,000       19,427,813
    SBC Communications, Inc.                                                    44,744      1,929,585       44,744        1,929,585
    U.S. West, Inc.                                                             35,000      2,327,500       35,000        2,327,500
                                                               ------------              ------------                --------------
                                                                 28,122,426                11,729,272                    39,851,698

                                                               ------------              ------------                --------------
Total Common Stocks                                             561,596,216                93,635,130                   655,231,346
(pro forma combined cost $651,002,201)                         ------------              ------------                --------------


Convertible Preferred                      25.5%
Advertising & Related Services             0.9%
    Snyder Strypes Trust                             395,000      9,529,375                                395,000        9,529,375
                                                               ------------                                          --------------
Aerospace & Defense                        1.3%
    Loral Space & Communications
    6.00%, 11/01/2006                                286,000     14,925,768                                286,000       14,925,768
                                                               ------------                                          --------------
Banks                                      0.8%
    National Australia Bank, Ltd.
    7.875%, Series UNIT                              210,000      5,368,125                                210,000        5,368,125
    WBK Trust
    10.00%, STRYPES                                  116,200      3,609,463                                116,200        3,609,463
    (exchangeable for Westpac Banking
       Corp. common stock)
                                                               ------------                                          --------------
                                                                  8,977,588                                               8,977,588
Chemical & Agricultural Products           0.8%
    Hercules Trust II
    6.50%, 6/30/2029                                  15,000      9,008,445                                 15,000        9,008,445
                                                               ------------                                          --------------
Communication Systems & Services           5.2%
    McLeod USA, Inc., Cl. A                                                      3,000      1,725,609        3,000        1,725,609
    MediaOne Group, Inc. PIES
    7.00% 11/2/2000                                  218,700     11,263,050                                218,700       11,263,050
    Metromedia Fiber Decs Trust VI                   330,000     19,965,000                                330,000       19,965,000
    Qwest Trends Trust
    5.75%, 144A                                      380,000     24,890,000                                380,000       24,890,000
                                                               ------------              ------------                --------------
                                                                 56,118,050                 1,725,609                    57,843,659
Consumer Products & Services               0.9%
    Newell Financial Trust I
    5.25% 12/01/2027                                 100,000      3,937,500                                100,000        3,937,500
    Tribune Co. (exchangeable for Mattel,
    Inc. common stock)
    6.25%, 08/15/2001                                460,000      6,181,250                                460,000        6,181,250
                                                               ------------                                          --------------
                                                                 10,118,750                                              10,118,750
Diversified Companies                      0.8%
    Ingersoll Rand Co.
    6.75%, PRIDES                                    400,000      9,275,000                                400,000        9,275,000
                                                               ------------                                          --------------
Electronic Equipment & Services            1.0%
    Pioneer Standard Electronics, Inc.
    6.75%, 3/31/2028                                 205,000     10,557,500                                205,000       10,557,500
                                                               ------------                                          --------------
Finance & Insurance                        0.6%
    American General Corp.
    $3.00, Series A, MIPS                             20,000      1,483,750                                 20,000        1,483,750
    St. Paul Capital
    6.00%, MIPS                                      100,000      5,500,000                                100,000        5,500,000
                                                               ------------                                          --------------
                                                                  6,983,750                                               6,983,750
Food & Beverage Products                   0.8%
    Wendys Financing I
    5.00%, Series A, TECONS                          200,000      9,000,000                                200,000        9,000,000
                                                               ------------                                          --------------
Healthcare Products & Services             0.1%
    McKesson Financing Trust
    5.00%, 6/01/2027                                  30,000      1,091,250                                 30,000        1,091,250
                                                               ------------                                          --------------
Independent Power Producers                2.0%
    AES Trust III                                    250,000     16,265,625                                250,000       16,265,625
    Calpine Capital Trust                             75,960      5,469,120                                 75,960        5,469,120
                                                               ------------                                          --------------
                                                                 21,734,745                                              21,734,745
Oil/Energy                                 0.3%
    Callon Petroleum Co.
    8.50%, Series A                                   95,000      2,778,750                                 95,000        2,778,750
                                                               ------------                                          --------------

                                                     Income and Growth Fund     Equity Income Fund         Pro - Forma Combined
                                                    ------------------------  -----------------------  ----------------------------
Paper & Packaging                          0.1%
    International Paper Capital Trust                 30,000      1,462,500                                 30,000        1,462,500
                                                               ------------                                          --------------

Printing, Publishing, Broadcasting &
  Entertainment                            1.2%
    Houston Industries, Inc.
    7.00%, ACES (exchangeable for
    Time Warner, Inc. common stock)                   92,000     12,259,000                                 92,000       12,259,000
    Pegasus Communications Corp.                                                 8,000        820,000        8,000          820,000
                                                               ------------              ------------                --------------
                                                                 12,259,000                   820,000                    13,079,000
Retailing & Wholesale                      1.3%
    CVS Automatic Common Exchange Security           114,800      7,390,250                                114,800        7,390,250
    Merrill Lynch & Co., Inc.
    (exchangeable for Dollar General
    Corp. common stock) 8.50%  5/15/2002             195,000      6,690,937                                195,000        6,690,937
                                                               ------------                                          --------------
                                                                 14,081,187                                              14,081,187
Telecommunication Services & Equipment     3.5%
    Qualcomm Financial Trust I
    5.75%, 3/01/2012                                  55,000     38,953,750                                 55,000       38,953,750
                                                               ------------                                          --------------
Transportation                             1.2%
    CNF Trust I
    5.00%, Ser. A, TECONS (exchangeable
    for CNF Transportation, Inc.                      88,700      4,102,375                                 88,700        4,102,375
    common stock)
    Union Pacific Capital Trust                      216,800      8,617,800                                216,800        8,617,800
    4/1/2028                                                   ------------                                          --------------
                                                                 12,720,175                                              12,720,175

Utilities - Electric                       2.7%
    BNDES Participacoes S.A.
    7.25%, 2/15/2001                                  45,000        855,000                                 45,000          855,000
    Texas Utilities Co.
    9.25%, PRIDES                                    238,600     10,438,750                                238,600       10,438,750
    Utilicorp United, Inc.
    9.75% 11/16/2002                                 800,000     18,550,000                                800,000       18,550,000
                                                               ------------                                          --------------
                                                                 29,843,750                                              29,843,750

                                                               ------------              ------------                --------------
Total Convertible Preferred                                     279,419,333                 2,545,609                   281,964,942
    (pro forma combined cost $248,029,399)                     ------------              ------------                --------------


Convertible Debentures                     6.4%
Advertising & Related Services             0.3%
    Young And Rubicam Inc.                         3,000,000      2,988,750                              3,000,000        2,988,750
    3.00%, 1/15/2005                                           ------------                                          --------------


Electronic Equipment & Services            0.2%
    Lattice Semiconductor Corp.                    1,500,000      2,148,750                              1,500,000        2,148,750
    4.75%, 11/1/2006                                           ------------                                          --------------


Information Services & Technology          1.3%
    12 Technologies, Inc.                          2,500,000      3,550,000                              2,500,000        3,550,000
    5.25%, 12/15/2006
    Excite At Home                                 4,000,000      3,435,000                              4,000,000        3,435,000
    4.75%, 12/15/2006
    Rational Software Corp.                        2,000,000      2,000,000                              2,000,000        2,000,000
    5.00%, 2/1/2007
    Usinternetworking, Inc.                        3,000,000      5,598,750                              3,000,000        5,598,750
    7.00%, 11/1/2004
                                                               ------------                                          --------------
                                                                 14,583,750                                              14,583,750
Printing, Publishing, Broadcasting &
  Entertainment                            1.0%
    Exodus Communications, Inc.                    4,000,000      6,950,000                              4,000,000        6,950,000
    4.75%, 7/15/2008
    Mail Common, Inc.                              4,000,000      3,865,000                              4,000,000        3,865,000
    7.00%, 2/15/2005
                                                               ------------                                          --------------
                                                                 10,815,000                                              10,815,000
Telecommunication Services & Equipment     3.6%
    American Tower Corp.                          12,000,000     19,830,000                             12,000,000       19,830,000
    6.25%, 10/15/2009
    Level 3 Communications, Inc.                  10,000,000     19,100,000                             10,000,000       19,100,000
    6.00%, 9/15/2009
    Orbital Sciences Corp.                         1,175,000        998,750                              1,175,000          998,750
    5.00%, 10/1/2002                                           ------------                                          --------------


                                                     Income and Growth Fund     Equity Income Fund         Pro - Forma Combined
                                                    ------------------------  ----------------------   ----------------------------
                                                                 39,928,750                                              39,928,750
                                                               ------------                                          --------------
Total Convertible Debentures                                     70,465,000                                              70,465,000
(pro forma combined cost $46,869,750)                          ------------                                          --------------

CORPORATE BONDS                            0.1%
Banks                                      0.1%
    NationsBank Corp.                              1,000,000        968,993                              1,000,000          968,993
    6.50%, 8/15/2003
                                                               ------------                                          --------------
Total Corporate Bonds                                               968,993                                                 968,993
(pro forma combined cost $1,012,370)                           ------------                                          --------------


U.S. Government & Agency Obligations       5.1%
Government Agency Notes & Bonds            4.4%
    Federal Farm Credit Bank                       2,000,000      1,627,446                              2,000,000        1,627,446
    5.75%, 12/7/2028

    Federal Home Loan Bank
    5.375%, 10/6/2003                              2,000,000      1,882,600                              2,000,000        1,882,600
    6.532%, 12/28/2007                             2,000,000      1,868,188                              2,000,000        1,868,188
                                                               ------------                                          --------------
                                                                  3,750,788                                               3,750,788
    Federal Home Loan Mortgage Corp.
    6.54%, 12/10/2007                              2,000,000      1,873,756                              2,000,000        1,873,756
    6.542%, 3/19/2008                              2,000,000      1,865,026                              2,000,000        1,865,026
    7.585%, 9/19/2006                              2,000,000      1,969,188                              2,000,000        1,969,188
    7.865%, 8/8/2011                               2,000,000      1,940,208                              2,000,000        1,940,208
                                                               ------------                                          --------------
                                                                  7,648,178                                               7,648,178
    Federal National Mortgage
      Association
    5.65%, 2/22/2028                               5,000,000      4,021,990                              5,000,000        4,021,990
    6.00%, 1/14/2005                               1,850,000      1,751,282                              1,850,000        1,751,282
    6.08%, 9/1/2028                                4,000,000      3,416,108                              4,000,000        3,416,108
    6.10%, 1/26/2005                               2,215,000      2,103,413                              2,215,000        2,103,413
    6.16%, 1/23/2008                               3,000,000      2,766,099                              3,000,000        2,766,099
    6.24%, 1/14/2008                               2,000,000      1,848,920                              2,000,000        1,848,920
    6.32%, 3/3/2008                                3,000,000      2,788,698                              3,000,000        2,788,698
    6.41%, 3/8/2006                                1,000,000        957,613                              1,000,000          957,613
    6.42%, 2/12/2008                               5,000,000      4,664,925                              5,000,000        4,664,925
    6.46%, 1/1/2008                                2,000,000      1,869,434                              2,000,000        1,869,434
    6.52%, 3/5/2008                                4,000,000      3,741,280                              4,000,000        3,741,280
    6.875%, 9/24/2012                              2,355,000      2,201,998                              2,355,000        2,201,998
    7.28%, 5/23/2007                               3,000,000      2,904,489                              3,000,000        2,904,489
                                                               ------------                                          --------------
                                                                 35,036,249                                              35,036,249

U.S. Treasury Bonds                        0.7%
    U.S. Treasury Bonds
    7.125%, 2/15/2023                              1,500,000      1,581,563                              1,500,000        1,581,563
    7.25%, 8/15/2022                                                         6,000,000      6,407,820    6,000,000        6,407,820
                                                               ------------              ------------                --------------
                                                                  1,581,563                 6,407,820                     7,989,383

Total U.S. Government & Agency                                 ------------              ------------                --------------
  Obligations                                                    49,644,224                 6,407,820                    56,052,044
(pro forma combined cost $60,277,253)                          ------------              ------------                --------------


Mutual Fund Shares                         0.1%
    Navigator Prime Portfolio (c)                                            1,176,336      1,176,336    1,176,336        1,176,336
                                                                                         ------------                --------------
Total Mutual Fund Shares                                                                    1,176,336                     1,176,336
(pro forma combined cost $1,176,336)                                                     ------------                --------------


Short-Term Investments                     2.6%
Repurchase Agreements                      2.6%
    Evergreen Joint Repurchase Agreement                                     2,866,000      2,866,000    2,866,000        2,866,000
    5.72%, 2/1/2000 (a)
    State Street Repurchase Agreement
    5.63%, 2/1/2000 (a)                           26,025,000     26,025,000                             26,025,000       26,025,000
                                                               ------------              ------------                --------------
Total Short-Term Investments                                     26,025,000                 2,866,000                    28,891,000
(pro forma combined cost $28,891,000)                          ------------              ------------                --------------

                                                               ------------              ------------                --------------
Total Investments                                               988,118,766               106,630,895        99.0%    1,094,749,661
                                                               ------------              ------------                --------------

                                                     Income and Growth Fund     Equity Income Fund         Pro - Forma Combined
                                                    ------------------------  -----------------------  ---------------------------
(pro forma combined cost $1,037,258,309)

Other Assets and Liabilities - net                               11,254,071                    47,922         1.0%       11,301,993
                                                               ------------              ------------                --------------
Net Assets                                                     $999,372,837              $106,678,817       100.0%   $1,106,051,654
                                                               ============              ============       =====    ==============

*    Non-income producing security.

144A - Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines approved by the Board of Trustees.

/\ - Investment in a non-controlled affiliate. The Income and Growth Fund owns over 5% of the outstanding voting shares of CBBancshares, Inc. The Fund has a cost basis of $2,954,312 in the issue as of January 31, 2000.

* - At January 31, 2000, the Income and Growth Fund owned 8,000 shares of common stock of First Union Corp at a cost of $106,108. These shares were acquired by the Fund through a merger with another investment company sub-advised by Lieber & Company. The previous holder acquired these shares prior to the acquisition of the adviser and Lieber & Company by First Union.

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at January 31, 2000.

(b)  All or a portion of this security is on loan.

(c)  Represents investment of cash collateral received for securities on loan.

Summary of Abbreviations:
ACES - Automatically Convertible Equity Securities
ADR - American Depository Receipt
MIPS - Monthly Income Preferred Shares
PIES - Premium Income Exchangeable Securities
PRIDES - Preferred Redeemable Increased Dividend Equity Securities REIT - Real Estate Investment Trust
STRYPES - Structured Yield Product Exchangeable for Stock
TECONS - Term Convertible Shares

              See Notes to Pro Forma Combining Financial Statements

                          Evergreen Income and Growth Fund
                                Pro Forma Combining
                        Statement of Assets and Liabilities
                            January 31, 2000 (Unaudited)

                                                     Income and Growth     Equity Income                         Pro Forma
                                                           Fund                Fund          Adjustments          Combined
                                                       ---------------    ---------------   -------------      -------------
----------------------------------------------------------------------------------------------------------------------------
Assets
    Identified cost of securities                      $   943,995,380    $    93,262,929                    $ 1,037,258,309
    Net unrealized gains on securities                      44,123,386         13,367,966                         57,491,352
----------------------------------------------------------------------------------------------------------------------------
    Market value of securities                             988,118,766        106,630,895                      1,094,749,661
    Cash                                                             0                108                                108
    Receivable for securities sold                          24,887,708          1,787,464                         26,675,172
    Receivable for Fund shares sold                            113,680             17,720                            131,400
    Dividends and interest receivable                        4,102,313            377,945                          4,480,258
    Prepaid expenses and other assets                           41,891             99,587                            141,478
----------------------------------------------------------------------------------------------------------------------------
      Total assets                                       1,017,264,358        108,913,719                      1,126,178,077
----------------------------------------------------------------------------------------------------------------------------
Liabilities
    Payable for securities purchased                        15,011,608            549,100                         15,560,708
    Payable for Fund shares redeemed                         1,760,226            386,597                          2,146,823
    Payable for securities on loan                                   0          1,176,336                          1,176,336
    Advisory fee payable                                       703,581             47,592                            751,173
    Distribution Plan expenses payable                          64,148             57,395                            121,543
    Due to other related parties                                80,710             13,085                             93,795
    Accrued expenses and other liabilities                     271,248              4,797                            276,045
----------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                     17,891,521          2,234,902                         20,126,423
----------------------------------------------------------------------------------------------------------------------------
Net assets                                             $   999,372,837    $   106,678,817                    $ 1,106,051,654
----------------------------------------------------------------------------------------------------------------------------
Net assets represented by
    Paid-in capital                                    $   922,043,629    $    89,415,809                      1,011,459,438
    Undistributed (overdistributed) net
      investment income                                    (5,895,327)            119,977                        (5,775,350)
    Accumulated net realized gains or losses
      on securities and foreign currency
      related transactions                                  39,135,705          3,775,065                         42,910,770
    Net unrealized gains on securities
      and foreign currency related
      transactions                                          44,088,830         13,367,966                         57,456,796
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $   999,372,837    $   106,678,817                    $ 1,106,051,654
----------------------------------------------------------------------------------------------------------------------------
Net assets consists of
      Class A                                          $    36,138,486    $    38,680,469                         74,818,955
      Class B                                              157,782,029         55,955,938                        213,737,967
      Class C                                                2,325,530         11,937,502                         14,263,032
      Class Y                                              803,126,792            104,908                        803,231,700
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $   999,372,837    $   106,678,817                    $ 1,106,051,654
----------------------------------------------------------------------------------------------------------------------------
Shares outstanding
      Class A                                                1,652,578          2,462,451      (693,628)(1)        3,421,401
      Class B                                                7,277,199          3,586,914    (1,006,126)(1)        9,857,987
      Class C                                                  107,265            764,049      (213,431)(1)          657,883
      Class Y                                               36,708,037              6,699        (1,904)(1)       36,712,832
----------------------------------------------------------------------------------------------------------------------------
Net asset value per share
      Class A                                          $         21.87    $         15.71                    $         21.87
----------------------------------------------------------------------------------------------------------------------------
      Class A - Offering price (based on
        sales charge of 4.75%)                         $         22.96    $         16.49                    $         22.96
----------------------------------------------------------------------------------------------------------------------------
      Class B                                          $         21.68    $         15.60                    $         21.68
----------------------------------------------------------------------------------------------------------------------------
      Class C                                          $         21.68    $         15.62                    $         21.68
----------------------------------------------------------------------------------------------------------------------------
      Class Y                                          $         21.88    $         15.66                    $         21.88
----------------------------------------------------------------------------------------------------------------------------


(1) Adjustment represents change in shares outstanding as a result of merger transaction.

             See Notes to Pro Forma Combining Financial Statements.

                        Evergreen Income and Growth Fund
                              Pro Forma Combining
                            Statement of Operations
                For the Year Ended January 31, 2000 (Unaudited)



                                                    Income and Growth     Equity Income       Pro Forma           Pro Forma
                                                          Fund                Fund           Adjustments           Combined
                                                     ----------------    --------------    ---------------    -----------------
Investment income
    Dividends (net of pro forma combined foreign     $     44,589,971    $    3,660,459    $           -      $      48,250,430
       withholding taxes of $870,232)
    Interest                                                4,971,078           383,623                -              5,354,701
-------------------------------------------------------------------------------------------------------------------------------
Total investment income                                    49,561,049         4,044,082                -             53,605,131
-------------------------------------------------------------------------------------------------------------------------------
Expenses
    Advisory fee                                            9,182,203           878,949          315,008 (1)         10,376,161
    Distribution Plan expenses                              1,175,772         1,043,945                -              2,219,717
    Administrative services fees                               80,710            29,864                -                110,574
    Transfer agent fee                                      1,686,177           240,880                -              1,927,058
    Trustees' fees and expenses                                15,012             2,107                -                 17,119
    Printing and postage expenses                              25,473            18,733                -                 44,206
    Custodian fee                                             260,068            41,207                -                301,275
    Registration and filing fees                               45,527            36,901          (36,901)(2)             45,527
    Professional fees                                          25,139            16,835          (16,835)(3)             25,139
    Other                                                      71,364                 -                -                 71,364
-------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                         12,567,446         2,309,422          261,272             15,138,140
    Less: Fee credits                                         (68,848)          (14,691)               -                (83,539)
-------------------------------------------------------------------------------------------------------------------------------
    Net Expenses                                           12,498,598         2,294,731          261,272             15,054,601
-------------------------------------------------------------------------------------------------------------------------------
    Net investment income                                  37,062,451         1,749,351         (261,272)            38,550,530
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses
    on securities and foreign currency
    related transactions
    Net realized gains or losses on:
    Securities                                             66,152,958        12,617,119                -             78,770,077
    Foreign currency related transactions                  (1,128,823)                -                -             (1,128,823)
-------------------------------------------------------------------------------------------------------------------------------
    Net realized gains or losses on securities
       foreign currency related transactions               65,024,135        12,617,119                -             77,641,254
-------------------------------------------------------------------------------------------------------------------------------
    Net change in unrealized gains or losses
    on securities and foreign currency
    related transactions                                    8,940,765       (16,232,377)               -             (7,291,612)
-------------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gains or
    losses on securities and foreign
    currency related transactions                          73,964,900        (3,615,258)               -             70,349,642
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
    resulting from operations                        $    111,027,351    $   (1,865,907)    $   (261,272)     $     108,900,172
-------------------------------------------------------------------------------------------------------------------------------


(1) Adjustment to reflect advisory fees for the combined fund based on the advisory fee rates in place for the acquiring fund during the period.

(2) Adjustment to reflect the reduction in registration and filing fees of the acquired fund.

(3)  Adjustment to reflect the reduction in audit fees of the acquired fund.

             See Notes to Pro Forma Combining Financial Statements.

Evergreen Income and Growth Fund
Notes to Pro Forma Combining Financial Statements
January 31, 2000 (Unaudited)

1. Basis of Combination - The Pro Forma Combining Statement of Assets and Liabilities, including the Pro Forma Combining Schedule of Investments and the related Pro Forma Combining Statement of Operations ("Pro Forma Statements"), reflect the accounts of Evergreen Income and Growth Fund ("Income and Growth Fund") and Evergreen Equity Income Fund ("Equity Income Fund") at January 31, 2000 and for the respective periods then ended.

     The Pro Forma Statements give effect to the proposed Agreement and Plan of Reorganization (the "Reorganization") to be submitted to shareholders of Equity Income Fund. The Reorganization provides for the acquisition of all assets and the identified liabilities of Equity Income Fund by Income and Growth Fund, in exchange for Class A, Class B, Class C and Class Y shares of Income and Growth Fund. Thereafter, there will be a distribution of Class A, Class B, Class C and Class Y shares of Income and Growth Fund to the respective shareholders of Equity Income Fund in liquidation and subsequent termination thereof. As a result of the Reorganization, the shareholders of Equity Income Fund will become the owners of that number of full and fractional Class A, Class B, Class C and Class Y shares of Income and Growth Fund having an aggregate net asset value equal to the aggregate net asset value of their shares of Equity Income Fund as of the close of business immediately prior to the date that Equity Income Fund net assets are exchanged for Class A, Class B, Class C and Class Y shares of Income and Growth Fund.

     The Pro Forma Statements reflect the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the respective periods presented.

     The information contained herein is based on the experience of each Fund for the respective periods then ended and is designed to permit shareholders of the consolidating mutual funds to evaluate the financial effect of the proposed Reorganization. The expenses of Equity Income Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by First Union National Bank of North Carolina. It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Income and Growth Fund.

     The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference in the Statement of Additional Information.

2. Shares of Beneficial Interest - The Pro Forma net asset values per share assume the issuance of Class A, Class B, Class C and Class Y shares of Income and Growth Fund which would have been issued at January 31, 2000 in connection with the proposed Reorganization. Shareholders of Equity Income Fund would receive Class A, Class B, Class C and Class Y shares of Income and Growth Fund based on conversion ratios determined on January 31, 2000. The conversion ratios are calculated by dividing the net asset value of Equity Income Fund by the net asset value per share of the respective class of Income and Growth Fund.

3. Pro Forma Operations - The Pro Forma Combining Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Pro Forma operating expenses include the actual expenses of the Funds adjusted to reflect the expected expenses of the combined entity. The combined pro forma expenses were calculated by determining the expense rates based on the combined average assets of the two funds and applying those rates to the average assets of the Income and Growth Fund for the twelve months ended January 31, 2000 and to the average net assets of the Equity Income Fund for the twelve months ended January 31, 2000. The adjustments reflect those amounts needed to adjust the combined expenses to these rates.








Item 15. Indemnification.

     The response to this item is incorporated by reference to the sub-caption "Liability and Indemnification of Trustees" under the caption "Information on Shareholders' Rights" in Part A of this Registration Statement.


Item 16. Exhibits:

1. Declaration of Trust. Incorporated by reference to Evergreen Equity Trust's Registration Statement on Form N-1A filed on October 8, 1997. Registration No. 333-37453 ("Form N-1A Registration Statement")

2.   Bylaws. Incorporated by reference to the Form N-1A Registration Statement.

3.   Not applicable.

4. Agreement and Plan of Reorganization. Exhibit A to Prospectus contained in Part A of this Registration Statement.

5. Declaration of Evergreen Equity Trust Articles II., III.6(c), IV.(3), IV.(8), V., VI., VII., and VIII and ByLaws Articles II., III., and VIII.

6(a).Investment Advisory Agreement between Evergreen Asset Management Corp. and
     Evergreen  Equity  Trust. Filed herewith.

6(b).Sub-Advisory  Agreement between Evergreen Asset Management Corp. and Lieber
     & Company. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 9 filed on October 1, 1998.
     Registration  No. 333-36047.

7(a).Underwriting Agreement between Evergreen  Distributor,  Inc. and Evergreen
     Equity Trust for Classes A, B, C and Y. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 4 filed on March 12, 1998. Registration No. 333-36047.

7(b).Specimen Copy of Dealer Agreement for Class A , Class B and Class C shares used by Evergreen Distributor, Inc. Incorporated by reference to the Form N-1A Registration Statement.

8. Form of Deferred Compensation Plan. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 1 filed on November 10, 1997. Registration No. 333-36047.

9. Agreement between State Street Bank and Trust Company and Evergreen Equity Trust. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 4 filed on March 12, 1998.
     Registration  No. 333-36047.

10(a).Rule 12b-1 Distribution Plans for Classes A, B and C. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 4 filed on March 12, 1998. Registration No. 333-36047.

10(b).Multiple Class Plan. Filed herewith.

11.  Opinion and Consent of Sullivan & Worcester  LLP. Previously filed.

12.  Tax  Opinion  and  Consent  of  Sullivan &  Worcester  LLP. Filed herewith.

13(a).Administration Agreement between Evergreen Investment Services, Inc.
      and Evergreen Equity Trust. Filed herewith.

13(b).Transfer Agent Agreement between Evergreen Service Company and
      Evergreen Equity Trust. Incorporated by reference to Post-Effective Amendment No. 4.

14.  Consent of KPMG LLP. Previously filed.

15.  Not applicable.

16.  Powers of Attorney. Previously filed.

17.  Form of Proxy Card. Filed herewith.

18.  Code of Ethics. Filed herewith.


Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by person who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a apart of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act and the Investment Company Act the Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 18th day of May, 2000.


                                                       EVERGREEN EQUITY TRUST

                                            By:      /s/ Carol Kosel
                                                     ----------------------
                                                     Name:  Carol Kosel
                                                     Title: Treasurer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 18th day of May, 2000.


/s/William M. Ennis                     /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
----------------------------            -----------------------------     --------------------------------
William M. Ennis*                       Laurence B. Ashkin*               Charles A. Austin III*
President                               Trustee                           Trustee

/s/ K. Dun Gifford                      /s/ Arnold H. Dreyfuss            /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         Arnold H. Dreyfuss*               William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
----------------------------            -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD      /s/ Louis W. Moelchert, Jr.
----------------------------            ------------------------------     -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*         Louis W. Moelchert, Jr.*
Trustee                                 Trustee                            Trustee

/s/ Richard J. Shima                    /s/ Richard K. Wagoner             /s/ Leroy Keith, Jr.
----------------------------            ------------------------------     -------------------------------
Richard J. Shima*                       Richard K. Wagoner*                Leroy Keith*
Trustee                                 Trustee                            Trustee

/s/ Carol Kosel
----------------------------
Carol Kosel*
Treasurer (Principal Financial
and Accounting Officer)


*By: /s/ Beth K. Werths
----------------------------
Beth K. Werths
Attorney-in-Fact


     *Beth K. Werths, by signing her name hereto, does hereby sign this document on behalf of each of the applicable above-named individuals pursuant to powers of attorney duly executed by such persons.


                                INDEX TO EXHIBITS


EXHIBIT NO.             EXHIBIT

6(a).  Investment  Advisory  Agreement  between Evergreen Asset Management Corp.
         and Evergreen Equity Trust. Filed herewith.

10(b). Multiple Class Plan. Filed herewith.

12.    Tax  Opinion  and  Consent of Sullivan &  Worcester  LLP. Filed herewith.

13(a). Administration Agreement between Evergreen Investment Services, Inc.
        and Evergreen Equity Trust. Filed herewith.

17.    Form of Proxy Card. Filed herewith.

18.    Code of Ethics. Filed herewith.